Document and Entity Information (USD $) In Billions, except Share data	12 Months Ended
	Dec. 31, 2010	Jun. 30, 2009
Document and Entity Information [Abstract]
Entity Registrant Name	EQUITY RESIDENTIAL
Entity Central Index Key	0000906107
Document Type	8-K
Document Period End Date	Dec 31, 2010
Amendment Flag	false
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 5.9
Entity Common Stock, Shares Outstanding	0

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Investment in real estate
Land	$ 4,110,275	$ 3,650,324
Depreciable property	15,226,512	13,893,521
Projects under development	130,337	668,979
Land held for development	235,247	252,320
Investment in real estate	19,702,371	18,465,144
Accumulated depreciation	(4,337,357)	(3,877,564)
Investment in real estate, net	15,365,014	14,587,580
Cash and cash equivalents	431,408	193,288
Investments in unconsolidated entities	3,167	6,995
Deposits - restricted	180,987	352,008
Escrow deposits - mortgage	12,593	17,292
Deferred financing costs, net	42,033	46,396
Other assets	148,992	213,956
Total assets	16,184,194	15,417,515
Liabilities:
Mortgage notes payable	4,762,896	4,783,446
Notes, net	5,185,180	4,609,124
Lines of credit	0	0
Accounts payable and accrued expenses	39,452	58,537
Accrued interest payable	98,631	101,849
Other liabilities	304,202	272,236
Security deposits	60,812	59,264
Distributions payable	140,905	100,266
Total liabilities	10,592,078	9,984,722
Commitments and contingencies
Redeemable Noncontrolling Interests - Operating Partnership	383,540	258,280
Shareholders' equity:
Preferred Shares of beneficial interest, $0.01 par value; 100,000,000 shares authorized; 1,600,000 shares issued and outstanding as of December 31, 2010 and 1,950,925 shares issued and outstanding as of December 31, 2009	200,000	208,773
Common Shares of beneficial interest, $0.01 par value; 1,000,000,000 shares authorized; 290,197,242 shares issued and outstanding as of December 31, 2010 and 279,959,048 shares issued and outstanding as of December 31, 2009	2,902	2,800
Paid in capital	4,741,521	4,477,426
Retained earnings	203,581	353,659
Accumulated other comprehensive (loss) income	(57,818)	4,681
Total shareholders' equity	5,090,186	5,047,339
Noncontrolling Interests:
Operating Partnership	110,399	116,120
Partially Owned Properties	7,991	11,054
Total Noncontrolling Interests	118,390	127,174
Total equity	5,208,576	5,174,513
Total liabilities and equity	$ 16,184,194	$ 15,417,515

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Shareholders' equity:
Preferred Shares of beneficial interest, par value	$ 0.01	$ 0.01
Preferred Shares of beneficial interest, shares authorized	100,000,000	100,000,000
Preferred Shares of beneficial interest, shares issued	1,600,000	1,950,925
Preferred Shares of beneficial interest, shares outstanding	1,600,000	1,950,925
Common Shares of beneficial interest, par value	$ 0.01	$ 0.01
Common Shares of beneficial interest, shares authorized	1,000,000,000	1,000,000,000
Common Shares of beneficial interest, shares issued	290,197,242	279,959,048
Common Shares of beneficial interest, shares outstanding	290,197,242	279,959,048

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
REVENUES
Rental income	$ 1,772,457	$ 1,638,376	$ 1,634,655
Fee and asset management	9,476	10,346	10,715
Total revenues	1,781,933	1,648,722	1,645,370
EXPENSES
Property and maintenance	404,083	371,820	365,389
Real estate taxes and insurance	212,389	191,260	179,545
Property management	80,087	71,300	76,824
Fee and asset management	4,998	7,345	7,840
Depreciation	615,784	521,403	498,333
General and administrative	39,881	38,985	44,945
Impairment	45,380	11,124	116,418
Total expenses	1,402,602	1,213,237	1,289,294
Operating income	379,331	435,485	356,076
Interest and other income	5,312	16,578	33,246
Other expenses	(11,928)	(6,478)	(5,760)
Interest:
Expense incurred, net	(468,448)	(493,509)	(477,131)
Amortization of deferred financing costs	(10,125)	(12,332)	(9,582)
(Loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations	(105,858)	(60,256)	(103,151)
Income and other tax (expense) benefit	(292)	(2,716)	(5,235)
(Loss) from investments in unconsolidated entities	(735)	(2,815)	(107)
Net gain on sales of unconsolidated entities	28,101	10,689	2,876
Net (loss) gain on sales of land parcels	(1,395)		2,976
(Loss) from continuing operations	(80,179)	(55,098)	(102,641)
Discontinued operations, net	376,162	437,127	539,054
Net income	295,983	382,029	436,413
Net (income) loss attributable to Noncontrolling Interests:
Operating Partnership	(13,099)	(20,305)	(26,126)
Preference Interests and Units		(9)	(15)
Partially Owned Properties	726	558	(2,650)
Net income attributable to controlling interests	283,610	362,273	407,622
Preferred distributions	(14,368)	(14,479)	(14,507)
Net income available to Common Shares	$ 269,242	$ 347,794	$ 393,115
Earnings per share - basic:
(Loss) from continuing operations available to Common Shares	$ (0.32)	$ (0.24)	$ (0.42)
Net income available to Common Shares	$ 0.95	$ 1.27	$ 1.46
Weighted average Common Shares outstanding	282,888	273,609	270,012
Earnings per share - diluted:
(Loss) from continuing operations available to Common Shares	$ (0.32)	$ (0.24)	$ (0.42)
Net income available to Common Shares	$ 0.95	$ 1.27	$ 1.46
Weighted average Common Shares outstanding	282,888	273,609	270,012

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Comprehensive income:
Net income	$ 295,983	$ 382,029	$ 436,413
Other comprehensive (loss) income - derivative instruments:
Unrealized holding (losses) gains arising during the year	(65,894)	37,676	(23,815)
Accumulated other comprehensive loss	3,338	3,724	2,696
Other		449
Other comprehensive income (loss) - other instruments:
Unrealized holding gains arising during the year	57	3,574	1,202
(Gains) realized during the year		(4,943)
Comprehensive income	233,484	422,509	416,496
Comprehensive (income) attributable to Noncontrolling Interests	(12,373)	(19,756)	(28,791)
Comprehensive income attributable to controlling interests	$ 221,111	$ 402,753	$ 387,705

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 295,983	$ 382,029	$ 436,413
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	673,403	600,375	602,908
Amortization of deferred financing costs	10,406	13,127	9,701
Amortization of discounts on investment securities		(1,661)	(365)
Amortization of discounts and premiums on debt	(471)	5,857	9,730
Amortization of deferred settlements on derivative instruments	2,804	2,228	1,317
Impairment	45,380	11,124	116,418
Write-off of pursuit costs	5,272	4,838	5,535
Loss from investments in unconsolidated entities	735	2,815	107
Distributions from unconsolidated entities - return on capital	61	153	116
Net (gain) on sales of investment securities		(4,943)
Net (gain) on sales of unconsolidated entities	(28,101)	(10,689)	(2,876)
Net loss (gain) on sales of land parcels	1,395		(2,976)
Net (gain) on sales of discontinued operations	(297,956)	(335,299)	(392,857)
Loss (gain) on debt extinguishments	2,457	17,525	(18,656)
Unrealized loss (gain) on derivative instruments	1	(3)	500
Compensation paid with Company Common Shares	18,875	17,843	22,311
Changes in assets and liabilities:
Decrease (increase) in deposits - restricted	3,316	3,117	(1,903)
(Increase) decrease in other assets	(9,048)	11,768	(1,488)
(Decrease) in accounts payable and accrued expenses	(5,454)	(34,524)	(821)
(Decrease) in accrued interest payable	(4,000)	(11,997)	(10,871)
Increase (decrease) in other liabilities	9,972	2,220	(19,412)
Increase (decrease) in security deposits	1,007	(5,091)	2,196
Net cash provided by operating activities	726,037	670,812	755,027
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in real estate - acquisitions	(1,189,210)	(175,531)	(388,083)
Investment in real estate - development/other	(131,301)	(330,623)	(521,546)
Improvements to real estate	(138,208)	(123,937)	(169,838)
Additions to non-real estate property	(2,991)	(2,028)	(2,327)
Interest capitalized for real estate under development	(13,008)	(34,859)	(60,072)
Proceeds from disposition of real estate, net	672,700	887,055	887,576
Distributions from unconsolidated entities - return of capital	26,924	6,521	3,034
Purchase of investment securities		(77,822)	(158,367)
Proceeds from sale of investment securities	25,000	215,753
Decrease (increase) in deposits on real estate acquisitions, net	137,106	(250,257)	65,395
Decrease in mortgage deposits	4,699	2,437	445
Consolidation of previously unconsolidated properties	(26,854)
Deconsolidation of previously consolidated properties	11,708
Acquisition of Noncontrolling Interests - Partially Owned Properties	(16,023)	(11,480)	(20)
Net cash (used for) provided by investing activities	(639,458)	105,229	(343,803)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loan and bond acquisition costs	(8,811)	(9,291)	(9,233)
Mortgage notes payable:
Proceeds	173,561	738,798	1,841,453
Restricted cash	73,232	46,664	37,262
Lump sum payoffs	(635,285)	(939,022)	(411,391)
Scheduled principal repayments	(16,769)	(17,763)	(24,034)
(Loss) gain on debt extinguishments	(2,457)	2,400	(81)
Notes, net:
Proceeds	595,422
Lump sum payoffs		(850,115)	(304,043)
(Loss) gain on debt extinguishments		(19,925)	18,737
Lines of credit:
Proceeds	5,513,125		841,000
Repayments	(5,513,125)		(980,000)
(Payments on) proceeds from settlement of derivative instruments	(10,040)	11,253	(26,781)
Proceeds from sale of Common Shares	329,452	86,184
Proceeds from Employee Share Purchase Plan (ESPP)	5,112	5,292	6,170
Proceeds from exercise of options	71,596	9,136	24,634
Common Shares repurchased and retired	(1,887)	(1,124)	(12,548)
Redemption of Preferred Shares	(877)
Payment of offering costs	(4,657)	(2,536)	(102)
Other financing activities, net	(48)	(16)	(16)
Contributions - Noncontrolling Interests - Partially Owned Properties	222	893	2,083
Contributions - Noncontrolling Interests - Operating Partnership		78
Distributions:
Common Shares	(379,969)	(488,604)	(522,195)
Preferred Shares	(14,471)	(14,479)	(14,521)
Preference Interests and Units		(12)	(15)
Noncontrolling Interests - Operating Partnership	(18,867)	(28,935)	(34,584)
Noncontrolling Interests - Partially Owned Properties	(2,918)	(2,423)	(3,056)
Net cash provided by (used for) financing activities	151,541	(1,473,547)	428,739
Net increase (decrease) in cash and cash equivalents	238,120	(697,506)	839,963
Cash and cash equivalents, beginning of year	193,288	890,794	50,831
Cash and cash equivalents, end of year	431,408	193,288	890,794
SUPPLEMENTAL INFORMATION:
Cash paid for interest, net of amounts capitalized	475,374	508,847	491,803
Net cash (received) paid for income and other taxes	(2,740)	3,968	(1,252)
Real estate acquisitions/dispositions/other:
Mortgage loans assumed	359,082	0	24,946
Valuation of OP Units issued	8,245	1,034	849
Mortgage loans (assumed) by purchaser	(39,999)	(17,313)	0
Amortization of deferred financing costs:
Investment in real estate, net	(2,768)	(3,585)	(1,986)
Deferred financing costs, net	13,174	16,712	11,687
Amortization of discounts and premiums on debt:
Investment in real estate, net	0	(3)	(6)
Mortgage notes payable	(9,208)	(6,097)	(6,287)
Notes, net	8,737	11,957	16,023
Amortization of deferred settlements on derivative instruments:
Other liabilities	(534)	(1,496)	(1,379)
Accumulated other comprehensive loss	3,338	3,724	2,696
Unrealized loss (gain) on derivative instruments:
Other assets	13,019	(33,261)	(6,680)
Mortgage notes payable	(163)	(1,887)	6,272
Notes, net	7,497	719	1,846
Other liabilities	45,542	(3,250)	22,877
Accumulated other comprehensive (loss) income	(65,894)	37,676	(23,815)
(Payments on) proceeds from settlement of derivative instruments:
Other assets	0	11,253	(98)
Other liabilities	(10,040)	0	(26,683)
Consolidation of previously unconsolidated properties:
Investment in real estate, net	(105,065)	0	0
Investments in unconsolidated entities	7,376	0	0
Deposits - restricted	(42,633)	0	0
Mortgage notes payable	112,631	0	0
Net other assets recorded	837	0	0
Deconsolidation of previously consolidated properties:
Investment in real estate, net	14,875	0	0
Investments in unconsolidated entities	(3,167)	0	0
Other
Receivable on sale of Common Shares	37,550	0	0
Transfer from notes, net to mortgage notes payable	$ 35,600	$ 0	$ 0

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands	Total	PREFERRED SHARES	COMMON SHARES, $0.01 PAR VALUE	PAID IN CAPITAL	RETAINED EARNINGS	ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME	OPERATING PARTNERSHIP	PREFERENCE INTERESTS AND UNITS	PARTIALLY OWNED PROPERTIES	7.00% Series E Cumulative Convertible Preferred [Member]
Beginning Balance at Dec. 31, 2007		$ 209,662	$ 2,696	$ 4,134,209	$ 586,685	$ (15,882)	$ 162,185	$ 184	$ 26,236
Conversion of 7.00% Series E Cumulative Convertible		(828)
Conversion of 7.00% Series H Cumulative Convertible		(48)
Common Share Issuance:
Conversion of Preferred Shares into Common Shares				876
Conversion of OP Units into Common Shares			17	49,884			(49,901)
Exercise of share options			10	24,624
Employee Share Purchase Plan (ESPP)			2	6,168
Share-based employee compensation expense:
Restricted/performance shares			5
Performance shares				(8)
Restricted shares				17,273
Share options				5,846
ESPP discount				1,289
Common Shares repurchased and retired			(2)	(7,906)
Offering costs				(102)
Supplemental Executive Retirement Plan (SERP)				(7,304)
Acquisition Noncontrolling Interests - Partially Owned Properties									(1,877)
Change in market value of Redeemable Noncontrolling Interests - Operating Partnership	(65,524)			65,524
Adjustment for Noncontrolling Interests ownership in Operating Partnership				(16,884)			16,884
Net income attributable to controlling interests	407,622
Common Share distributions					(523,648)
Preferred Share distributions					(14,507)
Accumulated other comprehensive (loss) income - derivative instruments:
Unrealized holding (losses) gains arising during the year	(23,815)					(23,815)
Accumulated other comprehensive loss	2,696					2,696
Accumulated other comprehensive income (loss) - other instruments:
Unrealized holding gains arising during the year						1,202
Issuance of OP Units to Noncontrolling Interests							849
Net (loss) income attributable to Noncontrolling Interests	436,413				407,622		26,126		2,650
Distributions to Noncontrolling Interests							(33,745)		(3,072)
Change in carrying value of Redeemable Noncontrolling Interests - Operating Partnership	(15,247)						15,247
Contributions by Noncontrolling Interests									2,083
Other									(500)
Ending Balance at Dec. 31, 2008		208,786	2,728	4,273,489	456,152	(35,799)	137,645	184	25,520
Conversion of 7.00% Series E Cumulative Convertible		(13)
Common Share Issuance:
Conversion of Preferred Shares into Common Shares				13
Conversion of OP Units into Common Shares			27	48,776			(48,803)
Issuance of Common Shares			35	123,699
Exercise of share options			4	9,132
Employee Share Purchase Plan (ESPP)			3	5,289
Share-based employee compensation expense:
Restricted/performance shares			3
Performance shares				179
Restricted shares				11,129
Share options				5,996
ESPP discount				1,303
Common Shares repurchased and retired				(1,124)
Offering costs				(2,536)
Supplemental Executive Retirement Plan (SERP)				27,809
Acquisition Noncontrolling Interests - Partially Owned Properties				(1,496)					(11,705)
Change in market value of Redeemable Noncontrolling Interests - Operating Partnership	14,544			(14,544)
Adjustment for Noncontrolling Interests ownership in Operating Partnership				(9,688)			9,688
Net income attributable to controlling interests	362,273
Common Share distributions					(450,287)
Preferred Share distributions					(14,479)
Accumulated other comprehensive (loss) income - derivative instruments:
Unrealized holding (losses) gains arising during the year	37,676					37,676
Accumulated other comprehensive loss	3,724					3,724
Other	(449)					449
Accumulated other comprehensive income (loss) - other instruments:
Unrealized holding gains arising during the year						3,574
(Gains) realized during the year	(4,943)					(4,943)
Issuance of OP Units to Noncontrolling Interests							1,034
Issuance of LTIP Units to Noncontrolling Interests							78
Equity compensation associated with Noncontrolling Interests							1,194
Conversion of Series B Junior Preference Units								-184
Net (loss) income attributable to Noncontrolling Interests	382,029				362,273		20,305		(558)
Distributions to Noncontrolling Interests							(25,679)		(2,439)
Change in carrying value of Redeemable Noncontrolling Interests - Operating Partnership	(20,658)						20,658
Contributions by Noncontrolling Interests									893
Other									(657)
Ending Balance at Dec. 31, 2009	5,174,513	208,773	2,800	4,477,426	353,659	4,681	116,120	0	11,054
Redemption of Cumulative Preference shares										(834)
Conversion of 7.00% Series E Cumulative Convertible		(7,378)
Conversion of 7.00% Series H Cumulative Convertible		(561)
Common Share Issuance:
Conversion of Preferred Shares into Common Shares			3	7,936
Conversion of OP Units into Common Shares			9	19,713			(19,722)
Issuance of Common Shares			61	291,841
Exercise of share options			25	71,571
Employee Share Purchase Plan (ESPP)			2	5,110
Share-based employee compensation expense:
Restricted/performance shares			2
Restricted shares				9,779
Share options				7,421
ESPP discount				1,290
Common Shares repurchased and retired				(1,887)
Offering costs				(4,657)
Supplemental Executive Retirement Plan (SERP)				8,559
Acquisition Noncontrolling Interests - Partially Owned Properties				(16,888)					175
Change in market value of Redeemable Noncontrolling Interests - Operating Partnership	129,918			(129,918)
Adjustment for Noncontrolling Interests ownership in Operating Partnership				(5,775)			5,775
Net income attributable to controlling interests	283,610				283,610
Common Share distributions					(419,320)
Preferred Share distributions					(14,368)
Accumulated other comprehensive (loss) income - derivative instruments:
Unrealized holding (losses) gains arising during the year	(65,894)					(65,894)
Accumulated other comprehensive loss	3,338					3,338
Accumulated other comprehensive income (loss) - other instruments:
Unrealized holding gains arising during the year						57
Issuance of OP Units to Noncontrolling Interests							8,245
Equity compensation associated with Noncontrolling Interests							2,524
Net (loss) income attributable to Noncontrolling Interests	295,983						13,099		(726)
Distributions to Noncontrolling Interests							(20,300)		(2,952)
Change in carrying value of Redeemable Noncontrolling Interests - Operating Partnership	(4,658)						4,658
Contributions by Noncontrolling Interests									222
Other									218
Ending Balance at Dec. 31, 2010	$ 5,208,576	$ 200,000	$ 2,902	$ 4,741,521	$ 203,581	$ (57,818)	$ 110,399	$ 0	$ 7,991

Business	12 Months Ended
Dec. 31, 2010
Business [Abstract]
Business
1.	Business

Equity Residential (“EQR”), a Maryland real estate investment trust (“REIT”) formed in March 1993, is an S&P 500 company focused on the acquisition, development and management of high quality apartment properties in top United States growth markets. EQR has elected to be taxed as a REIT.

EQR is the general partner of, and as of December 31, 2010 owned an approximate 95.5% ownership interest in, ERP Operating Limited Partnership, an Illinois limited partnership (the “Operating Partnership”). The Company is structured as an umbrella partnership REIT (“UPREIT”) under which all property ownership and related business operations are conducted through the Operating Partnership and its subsidiaries. References to the “Company” include EQR, the Operating Partnership and those entities owned or controlled by the Operating Partnership and/or EQR.

As of December 31, 2010, the Company, directly or indirectly through investments in title holding entities, owned all or a portion of 451 properties located in 17 states and the District of Columbia consisting of 129,604 apartment units. The ownership breakdown includes (table does not include various uncompleted development properties):

	Properties	Apartment Units
Wholly Owned Properties	425	119,634
Partially Owned Properties – Consolidated	24	5,232
Military Housing	2	4,738

	451	129,604

The “Wholly Owned Properties” are accounted for under the consolidation method of accounting. The Company beneficially owns 100% fee simple title to 422 of the 425 Wholly Owned Properties and all but one of its wholly owned development properties and land parcels. The Company owns the building and improvements and leases the land underlying the improvements under long-term ground leases that expire in 2026, 2077 and 2101 for the three operating properties, respectively, and 2104 for one land parcel. These properties are consolidated and reflected as real estate assets while the ground leases are accounted for as operating leases.

The “Partially Owned Properties – Consolidated” are controlled by the Company but have partners with noncontrolling interests and are accounted for under the consolidation method of accounting. The “Military Housing” properties consist of investments in limited liability companies that, as a result of the terms of the operating agreements, are accounted for as management contract rights with all fees recognized as fee and asset management revenue.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

Basis of Presentation

Due to the Company’s ability as general partner to control either through ownership or by contract the Operating Partnership and its subsidiaries, the Operating Partnership and each such subsidiary has been consolidated with the Company for financial reporting purposes, except for an unconsolidated development land parcel and our military housing properties. The consolidated financial statements also include all variable interest entities for which the Company is the primary beneficiary.

Real Estate Assets and Depreciation of Investment in Real Estate

Effective for business combinations on or after January 1, 2009, an acquiring entity is required to recognize all assets acquired and liabilities assumed in a transaction at the acquisition-date fair value with limited exceptions. In addition, an acquiring entity is required to expense acquisition-related costs as incurred (amounts are included in the other expenses line item in the consolidated statements of operations), value noncontrolling interests at fair value at the acquisition date and expense restructuring costs associated with an acquired business.

The Company allocates the purchase price of properties to net tangible and identified intangible assets acquired based on their fair values. In making estimates of fair values for purposes of allocating purchase price, the Company utilizes a number of sources, including independent appraisals that may be obtained in connection with the acquisition or financing of the respective property, our own analysis of recently acquired and existing comparable properties in our portfolio and other market data. The Company also considers information obtained about each property as a result of its pre-acquisition due diligence, marketing and leasing activities in estimating the fair value of the tangible and intangible assets acquired. The Company allocates the purchase price of acquired real estate to various components as follows:

•	Land – Based on actual purchase price if acquired separately or market research/comparables if acquired with an operating property.

•

Furniture, Fixtures and Equipment – Ranges between  $8,000 and  $13,000 per apartment unit acquired as an estimate of the fair value of the appliances and fixtures inside an apartment unit. The per-apartment unit amount applied depends on the type of apartment building acquired. Depreciation is calculated on the straight-line method over an estimated useful life of five years.

•	In-Place Leases – The Company considers the value of acquired in-place leases and the amortization period is the average remaining term of each respective in-place acquired lease.

•

Other Intangible Assets – The Company considers whether it has acquired other intangible assets, including any customer relationship intangibles and the amortization period is the estimated useful life of the acquired intangible asset.

•	Building – Based on the fair value determined on an “as-if vacant” basis. Depreciation is calculated on the straight-line method over an estimated useful life of thirty years.

Replacements inside an apartment unit such as appliances and carpeting are depreciated over a five-year estimated useful life. Expenditures for ordinary maintenance and repairs are expensed to operations as incurred and significant renovations and improvements that improve and/or extend the useful life of the asset are capitalized over their estimated useful life, generally five to ten years. Initial direct leasing costs are expensed as incurred as such expense approximates the deferral and amortization of initial direct leasing costs over the lease terms. Property sales or dispositions are recorded when title transfers to unrelated third parties, contingencies have been removed and sufficient cash consideration has been received by the Company. Upon disposition, the related costs and accumulated depreciation are removed from the respective accounts. Any gain or loss on sale is recognized in accordance with accounting principles generally accepted in the United States.

The Company classifies real estate assets as real estate held for disposition when it is certain a property will be disposed of (see further discussion below).

The Company classifies properties under development and/or expansion and properties in the lease-up phase (including land) as construction-in-progress until construction has been completed and all certificates of occupancy permits have been obtained.

Impairment of Long-Lived Assets

The Company periodically evaluates its long-lived assets, including its investments in real estate, for indicators of impairment. The judgments regarding the existence of impairment indicators are based on factors such as operational performance, market conditions and legal and environmental concerns, as well as the Company’s ability to hold and its intent with regard to each asset. Future events could occur which would cause the Company to conclude that impairment indicators exist and an impairment loss is warranted.

For long-lived assets to be held and used, the Company compares the expected future undiscounted cash flows for the long-lived asset against the carrying amount of that asset. If the sum of the estimated undiscounted cash flows is less than the carrying amount of the asset, the Company would record an impairment loss for the difference between the estimated fair value and the carrying amount of the asset.

For long-lived assets to be disposed of, an impairment loss is recognized when the estimated fair value of the asset, less the estimated cost to sell, is less than the carrying amount of the asset measured at the time that the Company has determined it will sell the asset. Long-lived assets held for disposition and the related liabilities are separately reported, with the long-lived assets reported at the lower of their carrying amounts or their estimated fair values, less their costs to sell, and are not depreciated after reclassification to real estate held for disposition.

Cost Capitalization

See the Real Estate Assets and Depreciation of Investment in Real Estate section for a discussion of the Company’s policy with respect to capitalization vs. expensing of fixed asset/repair and maintenance costs. In addition, the Company capitalizes an allocation of the payroll and associated costs of employees directly responsible for and who spend all of their time on the supervision of major capital and/or renovation projects. These costs are reflected on the balance sheet as an increase to depreciable property.

For all development projects, the Company uses its professional judgment in determining whether such costs meet the criteria for capitalization or must be expensed as incurred. The Company capitalizes interest, real estate taxes and insurance and payroll and associated costs for those individuals directly responsible for and who spend all of their time on development activities, with capitalization ceasing no later than 90 days following issuance of the certificate of occupancy. These costs are reflected on the balance sheet as construction-in-progress for each specific property. The Company expenses as incurred all payroll costs of on-site employees working directly at our properties, except as noted above on our development properties prior to certificate of occupancy issuance and on specific major renovations at selected properties when additional incremental employees are hired.

Cash and Cash Equivalents

The Company considers all demand deposits, money market accounts and investments in certificates of deposit and repurchase agreements purchased with a maturity of three months or less at the date of purchase to be cash equivalents. The Company maintains its cash and cash equivalents at financial institutions. The combined account balances at one or more institutions typically exceed the Federal Depository Insurance Corporation (“FDIC”) insurance coverage, and, as a result, there is a concentration of credit risk related to amounts on deposit in excess of FDIC insurance coverage. The Company believes that the risk is not significant, as the Company does not anticipate the financial institutions’ non-performance.

Investment Securities

Investment securities are included in other assets in the consolidated balance sheets. These securities are classified as held-to-maturity and carried at amortized cost if management has the positive intent and ability to hold the securities to maturity. Otherwise, the securities are classified as available-for-sale and carried at estimated fair value with unrealized gains and losses included in accumulated other comprehensive (loss) income, a separate component of shareholders’ equity.

Deferred Financing Costs

Deferred financing costs include fees and costs incurred to obtain the Company’s lines of credit and long-term financings. These costs are amortized over the terms of the related debt. Unamortized financing costs are written off when debt is retired before the maturity date. The accumulated amortization of such deferred financing costs was  $43.9 million and  $34.6 million at December 31, 2010 and 2009, respectively.

Fair Value of Financial Instruments, Including Derivative Instruments

The valuation of financial instruments requires the Company to make estimates and judgments that affect the fair value of the instruments. The Company, where possible, bases the fair values of its financial instruments, including its derivative instruments, on listed market prices and third party quotes. Where these are not available, the Company bases its estimates on current instruments with similar terms and maturities or on other factors relevant to the financial instruments.

In the normal course of business, the Company is exposed to the effect of interest rate changes. The Company seeks to manage these risks by following established risk management policies and procedures including the use of derivatives to hedge interest rate risk on debt instruments.

The Company has a policy of only entering into contracts with major financial institutions based upon their credit ratings and other factors. When viewed in conjunction with the underlying and offsetting exposure that the derivatives are designed to hedge, the Company has not sustained a material loss from these instruments nor does it anticipate any material adverse effect on its net income or financial position in the future from the use of derivatives.

The Company recognizes all derivatives as either assets or liabilities in the consolidated balance sheets and measures those instruments at fair value. In addition, fair value adjustments will affect either shareholders’ equity or net income depending on whether the derivative instruments qualify as a hedge for accounting purposes and, if so, the nature of the hedging activity. When the terms of an underlying transaction are modified, or when the underlying transaction is terminated or completed, all changes in the fair value of the instrument are marked-to-market with changes in value included in net income each period until the instrument matures. Any derivative instrument used for risk management that does not meet the hedging criteria is marked-to-market each period. The Company does not use derivatives for trading or speculative purposes.

Revenue Recognition

Rental income attributable to residential leases is recorded on a straight-line basis, which is not materially different than if it were recorded when due from residents and recognized monthly as it was earned. Leases entered into between a resident and a property for the rental of an apartment unit are generally year-to-year, renewable upon consent of both parties on an annual or monthly basis. Fee and asset management revenue and interest income are recorded on an accrual basis.

Share-Based Compensation

The Company expenses share-based compensation such as restricted shares and share options. The fair value of the option grants are recognized over the vesting period of the options. The fair value for the Company’s share options was estimated at the time the share options were granted using the Black-Scholes option pricing model with the following weighted average assumptions:

	2010	2009	2008
Expected volatility (1)	32.4%	26.8%	20.3%
Expected life (2)	5 years	5 years	5 years
Expected dividend yield (3)	4.85%	4.68%	4.95%
Risk-free interest rate (4)	2.29%	1.89%	2.67%
Option valuation per share	$6.18	$3.38	$4.08

(1)	Expected volatility – Estimated based on the historical volatility of EQR’s share price, on a monthly basis, for a period matching the expected life of each grant.
(2)	Expected life – Approximates the actual weighted average life of all share options granted since the Company went public in 1993.
(3)	Expected dividend yield – Calculated by averaging the historical annual yield on EQR shares for a period matching the expected life of each grant, with the annual yield calculated by dividing actual dividends by the average price of EQR’s shares in a given year.
(4)	Risk-free interest rate – The most current U.S. Treasury rate available prior to the grant date for a period matching the expected life of each grant.

The valuation method and assumptions are the same as those the Company used in accounting for option expense in its consolidated financial statements. The Black-Scholes option valuation model was developed for use in estimating the fair value of traded options that have no vesting restrictions and are fully transferable. This model is only one method of valuing options and the Company’s use of this model should not be interpreted as an endorsement of its accuracy. Because the Company’s share options have characteristics significantly different from those of traded options, and because changes in the subjective input assumptions can materially affect the fair value estimate, in management’s opinion, the existing models do not necessarily provide a reliable single measure of the fair value of its share options and the actual value of the options may be significantly different.

Income and Other Taxes

Due to the structure of the Company as a REIT and the nature of the operations of its operating properties, no provision for federal income taxes has been made at the EQR level. Historically, the Company has generally only incurred certain state and local income, excise and franchise taxes. The Company has elected Taxable REIT Subsidiary (“TRS”) status for certain of its corporate subsidiaries, primarily those entities engaged in condominium conversion and corporate housing activities and as a result, these entities will incur both federal and state income taxes on any taxable income of such entities after consideration of any net operating losses.

Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. These assets and liabilities are measured using enacted tax rates for which the temporary differences are expected to be recovered or settled. The effects of changes in tax rates on deferred tax assets and liabilities are recognized in earnings in the period enacted. The Company’s deferred tax assets are generally the result of tax affected amortization of goodwill, differing depreciable lives on capitalized assets and the timing of expense recognition for certain accrued liabilities. As of December 31, 2010, the Company has recorded a deferred tax asset of approximately  $38.7 million, which is fully offset by a valuation allowance due to the uncertainty in forecasting future TRS taxable income.

The Company provided for income, franchise and excise taxes allocated as follows in the consolidated statements of operations for the years ended December 31, 2010, 2009 and 2008 (amounts in thousands):

	Year Ended December 31,
	2010	2009	2008
Income and other tax expense (benefit) (1)	$292	$2,716	$5,235
Discontinued operations, net (2)	86	(1,073)	(1,797)

Provision for income, franchise and excise taxes (3)	$378	$1,643	$3,438

(1)	Primarily includes state and local income, excise and franchise taxes.
(2)	Primarily represents federal income taxes (recovered) on the gains on sales of condominium units owned by a TRS and included in discontinued operations. Also represents state and local income, excise and franchise taxes on operating properties sold and included in discontinued operations.
(3)	All provisions for income tax amounts are current and none are deferred.

The Company’s TRSs carried back approximately  $7.3 million of 2008 net operating losses (“NOL”) to 2006. The remaining NOL from the 2008 tax year, as well as the NOLs generated in 2009 and 2010, are available for carryforward to future tax years. The Company’s TRSs have approximately  $59.3 million of NOL carryforwards available as of January 1, 2011 that will expire in 2028, 2029 and 2030.

During the years ended December 31, 2010, 2009 and 2008, the Company’s tax treatment of dividends and distributions were as follows:

	Year Ended December 31,
	2010	2009	2008
Tax treatment of dividends and distributions:
Ordinary dividends	$0.607	$0.807	$0.699
Long-term capital gain	0.622	0.558	0.755
Unrecaptured section 1250 gain	0.241	0.275	0.476

Dividends and distributions declared per Common Share outstanding	$1.470	$1.640	$1.930

The cost of land and depreciable property, net of accumulated depreciation, for federal income tax purposes as of December 31, 2010 and 2009 was approximately  $11.1 billion and  $10.4 billion, respectively.

Noncontrolling Interests

A noncontrolling interest in a subsidiary (minority interest) is in most cases an ownership interest in the consolidated entity that should be reported as equity in the consolidated financial statements and separate from the parent company’s equity. In addition, consolidated net income is required to be reported at amounts that include the amounts attributable to both the parent and the noncontrolling interest and the amount of consolidated net income attributable to the parent and the noncontrolling interest are required to be disclosed on the face of the Consolidated Statements of Operations. See Note 3 for further discussion.

Operating Partnership: Net income is allocated to noncontrolling interests based on their respective ownership percentage of the Operating Partnership. The ownership percentage is calculated by dividing the number of units of limited partnership interest (“OP Units”) held by the noncontrolling interests by the total OP Units held by the noncontrolling interests and EQR. Issuance of additional common shares of beneficial interest,  $0.01 par value per share (the “Common Shares”), and OP Units changes the ownership interests of both the noncontrolling interests and EQR. Such transactions and the related proceeds are treated as capital transactions.

Partially Owned Properties: The Company reflects noncontrolling interests in partially owned properties on the balance sheet for the portion of properties consolidated by the Company that are not wholly owned by the Company. The earnings or losses from those properties attributable to the noncontrolling interests are reflected as noncontrolling interests in partially owned properties in the consolidated statements of operations.

Redeemable Noncontrolling Interests – Operating Partnership: The Company classifies Redeemable Noncontrolling Interests – Operating Partnership in the mezzanine section of the consolidated balance sheets for the portion of OP Units that the Company is required, either by contract or securities law, to deliver registered EQR Common Shares to the exchanging OP Unit holder. The redeemable noncontrolling interest units are adjusted to the greater of carrying value or fair market value based on the Common Share price of EQR at the end of each respective reporting period.

Use of Estimates

In preparation of the Company’s financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Reclassifications

Certain reclassifications considered necessary for a fair presentation have been made to the prior period financial statements in order to conform to the current year presentation. These reclassifications have not changed the results of operations or equity.

Other

In June 2009, the Financial Accounting Standards Board (“FASB”) issued The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles, which superseded all then-existing non-SEC accounting and reporting standards and became the source of authoritative U.S. generally accepted accounting principles recognized by the FASB to be applied by non-governmental entities. The Company adopted the codification as required, effective for the quarter ended September 30, 2009. The adoption of the codification has no impact on the Company’s consolidated results of operations or financial position but changed the way we refer to accounting literature in our reports.

Effective January 1, 2010, in an effort to improve financial standards for transfers of financial assets, more stringent conditions for reporting a transfer of a portion of a financial asset as a sale (e.g. loan participations) are required, the concept of a “qualifying special-purpose entity” and special guidance for guaranteed mortgage securitizations are eliminated, other sale-accounting criteria is clarified and the initial measurement of a transferor’s interest in transferred financial assets is changed. This does not have a material effect on the Company’s consolidated results of operations or financial position.

Effective January 1, 2010, the analysis for identifying the primary beneficiary of a Variable Interest Entity (“VIE”) has been simplified by replacing the previous quantitative-based analysis with a framework that is based more on qualitative judgments. The analysis requires the primary beneficiary of a VIE to be identified as the party that both (a) has the power to direct the activities of a VIE that most significantly impact its economic performance and (b) has an obligation to absorb losses or a right to receive benefits that could potentially be significant to the VIE. For the Company, this includes its consolidated development partnerships as the Company provides substantially all of the capital for these ventures (other than third party mortgage debt, if any). For the Company, these requirements affected only disclosures and had no impact on the Company’s consolidated results of operations or financial position. See Note 6 for further discussion.

The Company is required to make certain disclosures regarding noncontrolling interests in consolidated limited-life subsidiaries. The Company is the controlling partner in various consolidated partnerships owning 24 properties and 5,232 apartment units and various completed and uncompleted development properties having a noncontrolling interest book value of  $8.0 million at December 31, 2010. Some of these partnership agreements contain provisions that require the partnerships to be liquidated through the sale of their assets upon reaching a date specified in each respective partnership agreement. The Company, as controlling partner, has an obligation to cause the property owning partnerships to distribute the proceeds of liquidation to the Noncontrolling Interests in these Partially Owned Properties only to the extent that the net proceeds received by the partnerships from the sale of their assets warrant a distribution based on the partnership agreements. As of December 31, 2010, the Company estimates the value of Noncontrolling Interest distributions would have been approximately  $53.0 million (“Settlement Value”) had the partnerships been liquidated. This Settlement Value is based on estimated third party consideration realized by the partnerships upon disposition of the Partially Owned Properties and is net of all other assets and liabilities, including yield maintenance on the mortgages encumbering the properties, that would have been due on December 31, 2010 had those mortgages been prepaid. Due to, among other things, the inherent uncertainty in the sale of real estate assets, the amount of any potential distribution to the Noncontrolling Interests in the Company’s Partially Owned Properties is subject to change. To the extent that the partnerships’ underlying assets are worth less than the underlying liabilities, the Company has no obligation to remit any consideration to the Noncontrolling Interests in these Partially Owned Properties.

Effective beginning the quarter ended June 30, 2009, disclosures about fair value of financial instruments are required for interim reporting periods in summarized financial information for publicly traded companies as well as in annual financial statements. This does not have a material effect on the Company’s consolidated results of operations or financial position. See Note 11 for further discussion.

Effective January 1, 2010, companies are required to separately disclose the amounts of significant transfers of assets and liabilities into and out of Level 1, Level 2 and Level 3 of the fair value hierarchy and the reasons for those transfers. Companies must also develop and disclose their policy for determining when transfers between levels are recognized. In addition, companies are required to provide fair value disclosures for each class rather than each major category of assets and liabilities. For fair value measurements using significant other observable inputs (Level 2) or significant unobservable inputs (Level 3), companies are required to disclose the valuation technique and the inputs used in determining fair value for each class of assets and liabilities. This does not have a material effect on the Company’s consolidated results of operations or financial position. See Note 11 for further discussion.

Effective January 1, 2011, companies will be required to separately disclose purchases, sales, issuances and settlements on a gross basis in the reconciliation of recurring Level 3 fair value measurements. The Company does not expect this will have a material effect on its consolidated results of operations or financial position.

Effective January 1, 2009, in an effort to improve financial standards for derivative instruments and hedging activities, companies are required to enhance disclosures to enable investors to better understand their effects on an entity’s financial position, financial performance and cash flows. Among other requirements, entities are required to provide enhanced disclosures about: (1) how and why an entity uses derivative instruments; (2) how derivative instruments and related hedged items are accounted for; and (3) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. Other than the enhanced disclosure requirements, this does not have a material effect on the Company’s consolidated financial statements. See Note 11 for further discussion.

Effective January 1, 2009, issuers of certain convertible debt instruments that may be settled in cash on conversion were required to separately account for the liability and equity components of the instrument in a manner that reflects each issuer’s nonconvertible debt borrowing rate. As the Company is required to apply this retrospectively, the accounting for the Operating Partnership’s  $650.0 million ( $482.5 million outstanding at December 31, 2010) 3.85% convertible unsecured notes that were issued in August 2006 and mature in August 2026 was affected. The Company recognized  $18.6 million,  $20.6 million and  $24.4 million in interest expense related to the stated coupon rate of 3.85% for the years ended December 31, 2010, 2009 and 2008, respectively. The amount of the conversion option as of the date of issuance calculated by the Company using a 5.80% effective interest rate was  $44.3 million and is being amortized to interest expense over the expected life of the convertible notes (through the first put date on August 18, 2011). Total amortization of the cash discount and conversion option discount on the unsecured notes resulted in a reduction to earnings of approximately  $7.8 million and  $10.6 million, respectively, or  $0.03 per share and  $0.04 per share, respectively, for the years ended December 31, 2010 and 2009, and is anticipated to result in a reduction to earnings of approximately  $5.0 million or  $0.02 per share for the year ended December 31, 2011. In addition, the Company decreased the January 1, 2009 balance of retained earnings by  $27.0 million, decreased the January 1, 2009 balance of notes by  $17.3 million and increased the January 1, 2009 balance of paid in capital by  $44.3 million. Due to the required retrospective application, it resulted in a reduction to earnings of approximately  $13.3 million or  $0.05 per share for the year ended December 31, 2008. The carrying amount of the conversion option remaining in paid in capital was  $44.3 million at both December 31, 2010 and 2009. The unamortized cash and conversion option discounts totaled  $5.0 million and  $12.8 million at December 31, 2010 and 2009, respectively.

Equity and Redeemable Noncontrolling Interests	12 Months Ended
Dec. 31, 2010
Equity and Redeemable Noncontrolling Interests [Abstract]
Equity and Redeemable Noncontrolling Interests
3.	Equity and Redeemable Noncontrolling Interests

The following tables present the changes in the Company’s issued and outstanding Common Shares and “Units” (which includes OP Units and Long-Term Incentive Plan (“LTIP”) Units) for the years ended December 31, 2010, 2009 and 2008:

	2010	2009	2008
Common Shares
Common Shares outstanding at January 1,	279,959,048	272,786,760	269,554,661
Common Shares Issued:
Conversion of Series E Preferred Shares	328,363	612	36,830
Conversion of Series H Preferred Shares	32,516	—	2,750
Conversion of OP Units	884,472	2,676,002	1,759,560
Issuance of Common Shares	6,151,198	3,497,300	—
Exercise of share options	2,506,645	422,713	995,129
Employee Share Purchase Plan (ESPP)	157,363	324,394	195,961
Restricted share grants, net	235,767	298,717	461,954
Common Shares Other:
Repurchased and retired	(58,130)	(47,450)	(220,085)

Common Shares outstanding at December 31,	290,197,242	279,959,048	272,786,760

Units
Units outstanding at January 1,	14,197,969	16,679,777	18,420,320
LTIP Units, net	92,892	154,616	—
OP Units issued through acquisitions/consolidations	205,648	32,061	19,017
Conversion of Series B Junior Preference Units	—	7,517	—
Conversion of OP Units to Common Shares	(884,472)	(2,676,002)	(1,759,560)

Units outstanding at December 31,	13,612,037	14,197,969	16,679,777

Total Common Shares and Units outstanding at December 31,	303,809,279	294,157,017	289,466,537

Units Ownership Interest in Operating Partnership	4.5%	4.8%	5.8%

LTIP Units Issued:
Issuance – per unit	—	$0.50	—
Issuance – contribution valuation	—	$0.1 million	—

OP Units Issued:
Acquisitions/consolidations – per unit	$40.09	$26.50	$44.64
Acquisitions/consolidations – valuation	$8.2 million	$0.8 million	$0.8 million

Conversion of Series B Junior Preference Units – per unit	—	$24.50	—
Conversion of Series B Junior Preference Units – valuation	—	$0.2 million	—

An unlimited amount of equity and debt securities remains available for issuance by the Company and the Operating Partnership under effective shelf registration statements filed with the SEC. Most recently, the Company and the Operating Partnership filed a universal shelf registration statement for an unlimited amount of equity and debt securities that became automatically effective upon filing with the SEC in October 2010 (under SEC regulations enacted in 2005, the registration statement automatically expires on October 14, 2013 and does not contain a maximum issuance amount).

In September 2009, the Company announced the establishment of an At-The-Market (“ATM”) share offering program which would allow the Company to sell up to 17.0 million Common Shares from time to time over the next three years into the existing trading market at current market prices as well as through negotiated transactions. During the year ended December 31, 2010, the Company issued approximately 6.2 million Common Shares at an average price of  $47.45 per share for total consideration of approximately  $291.9 million through the ATM program. During the year ended December 31, 2009, the Company issued approximately 3.5 million Common Shares at an average price of  $35.38 per share for total consideration of approximately  $123.7 million through the ATM program. As of December 31, 2009, transactions to issue approximately 1.1 million of the 3.5 million Common Shares had not yet settled. As of December 31, 2009, the Company increased the number of Common Shares issued and outstanding by this amount and recorded a receivable of approximately  $37.6 million included in other assets on the consolidated balance sheets. See Note 20 for further discussion on shares available under this program.

EQR has a share repurchase program authorized by the Board of Trustees. Considering the repurchase activity for the year ended December 31, 2010, EQR has remaining authorization to repurchase an additional  $464.6 million of its shares as of December 31, 2010.

During the year ended December 31, 2010, the Company repurchased 58,130 of its Common Shares at an average price of  $32.46 per share for total consideration of  $1.9 million. These shares were retired subsequent to the repurchases. All of the shares repurchased during the year ended December 31, 2010 were repurchased from employees at the then current market prices to cover the minimum statutory tax withholding obligations related to the vesting of employees’ restricted shares.

During the year ended December 31, 2009, the Company repurchased 47,450 of its Common Shares at an average price of  $23.69 per share for total consideration of  $1.1 million. These shares were retired subsequent to the repurchases. All of the shares repurchased during the year ended December 31, 2009 were repurchased from employees at the then current market prices to cover the minimum statutory tax withholding obligations related to the vesting of employees’ restricted shares.

During the year ended December 31, 2008, the Company repurchased 220,085 of its Common Shares at an average price of  $35.93 per share for total consideration of  $7.9 million. These shares were retired subsequent to the repurchases. Of the total shares repurchased, 120,085 shares were repurchased from employees at an average price of  $36.10 per share (the average of the then current market prices) to cover the minimum statutory tax withholding obligations related to the vesting of employees’ restricted shares. The remaining 100,000 shares were repurchased in the open market at an average price of  $35.74 per share.

The equity positions of various individuals and entities that contributed their properties to the Operating Partnership in exchange for OP Units, as well as the equity positions of the holders of LTIP Units, are collectively referred to as the “Noncontrolling Interests – Operating Partnership”. Subject to certain exceptions (including the “book-up” requirements of LTIP Units), the Noncontrolling Interests – Operating Partnership may exchange their Units with EQR for Common Shares on a one-for-one basis. The carrying value of the Noncontrolling Interests – Operating Partnership (including redeemable interests) is allocated based on the number of Noncontrolling Interests – Operating Partnership Units in total in proportion to the number of Noncontrolling Interests – Operating Partnership Units in total plus the number of EQR Common Shares. Net income is allocated to the Noncontrolling Interests – Operating Partnership based on the weighted average ownership percentage during the period.

The Operating Partnership has the right but not the obligation to make a cash payment instead of issuing Common Shares to any and all holders of Noncontrolling Interests – Operating Partnership Units requesting an exchange of their OP Units with EQR. Once the Operating Partnership elects not to redeem the Noncontrolling Interests – Operating Partnership Units for cash, EQR is obligated to deliver Common Shares to the exchanging holder of the Noncontrolling Interests – Operating Partnership Units.

The Noncontrolling Interests – Operating Partnership Units are classified as either mezzanine equity or permanent equity. If EQR is required, either by contract or securities law, to deliver registered Common Shares, such Noncontrolling Interests – Operating Partnership are differentiated and referred to as “Redeemable Noncontrolling Interests – Operating Partnership”. Instruments that require settlement in registered shares can not be classified in permanent equity as it is not always completely within an issuer’s control to deliver registered shares. Therefore, settlement in cash is assumed and that responsibility for settlement in cash is deemed to fall to the Operating Partnership as the primary source of cash for EQR, resulting in presentation in the mezzanine section of the balance sheet. The Redeemable Noncontrolling Interests – Operating Partnership are adjusted to the greater of carrying value or fair market value based on the Common Share price of EQR at the end of each respective reporting period. EQR has the ability to deliver unregistered Common Shares for the remaining portion of the Noncontrolling Interests – Operating Partnership Units that are classified in permanent equity at December 31, 2010 and 2009.

The carrying value of the Redeemable Noncontrolling Interests – Operating Partnership is allocated based on the number of Redeemable Noncontrolling Interests – Operating Partnership Units in proportion to the number of Noncontrolling Interests – Operating Partnership Units in total. Such percentage of the total carrying value of Units which is ascribed to the Redeemable Noncontrolling Interests – Operating Partnership is then adjusted to the greater of carrying value or fair market value as described above. As of December 31, 2010, the Redeemable Noncontrolling Interests – Operating Partnership have a redemption value of approximately  $383.5 million, which represents the value of Common Shares that would be issued in exchange with the Redeemable Noncontrolling Interests – Operating Partnership Units.

The following table presents the changes in the redemption value of the Redeemable Noncontrolling Interests – Operating Partnership for the years ended December 31, 2010, 2009 and 2008, respectively (amounts in thousands):

	2010	2009	2008
Balance at January 1,	$258,280	$264,394	$345,165
Change in market value	129,918	14,544	(65,524)
Change in carrying value	(4,658)	(20,658)	(15,247)

Balance at December 31,	$383,540	$258,280	$264,394

Net proceeds from the Company’s Common Share and Preferred Share (see definition below) offerings are contributed by the Company to the Operating Partnership. In return for those contributions, EQR receives a number of OP Units in the Operating Partnership equal to the number of Common Shares it has issued in the equity offering (or in the case of a preferred equity offering, a number of preference units in the Operating Partnership equal in number and having the same terms as the Preferred Shares issued in the equity offering). As a result, the net offering proceeds from Common Shares and Preferred Shares are allocated between shareholders’ equity and Noncontrolling Interests – Operating Partnership to account for the change in their respective percentage ownership of the underlying equity of the Operating Partnership.

The Company’s declaration of trust authorizes the Company to issue up to 100,000,000 preferred shares of beneficial interest,  $0.01 par value per share (the “Preferred Shares”), with specific rights, preferences and other attributes as the Board of Trustees may determine, which may include preferences, powers and rights that are senior to the rights of holders of the Company’s Common Shares.

The following table presents the Company’s issued and outstanding Preferred Shares as of December 31, 2010 and 2009:

				Amounts in thousands
	Redemption Date (1) (2)	Conversion Rate (2)	Annual Dividend per Share (3)	December 31, 2010	December 31, 2009
Preferred Shares of beneficial interest, $0.01 par value; 100,000,000 shares authorized:
7.00% Series E Cumulative Convertible Preferred; liquidation value $25 per share; 0 and 328,466 shares issued and outstanding at December 31, 2010 and December 31, 2009, respectively	11/1/98	1.1128	$1.75	$—	$8,212
7.00% Series H Cumulative Convertible Preferred; liquidation value $25 per share; 0 and 22,459 shares issued and outstanding at December 31, 2010 and December 31, 2009, respectively	6/30/98	1.4480	$1.75	—	561
8.29% Series K Cumulative Redeemable Preferred; liquidation value $50 per share; 1,000,000 shares issued and outstanding at December 31, 2010 and December 31, 2009	12/10/26	N/A	$4.145	50,000	50,000
6.48% Series N Cumulative Redeemable Preferred; liquidation value $250 per share; 600,000 shares issued and outstanding at December 31, 2010 and December 31, 2009 (4)	6/19/08	N/A	$16.20	150,000	150,000

				$200,000	$208,773

(1)	On or after the redemption date, redeemable preferred shares (Series K and N) may be redeemed for cash at the option of the Company, in whole or in part, at a redemption price equal to the liquidation price per share, plus accrued and unpaid distributions, if any.
(2)	On or after the redemption date, convertible preferred shares (Series E and H) may be redeemed under certain circumstances at the option of the Company for cash (in the case of Series E) or Common Shares (in the case of Series H), in whole or in part, at various redemption prices per share based upon the contractual conversion rate, plus accrued and unpaid distributions, if any. On November 1, 2010, the Company redeemed its Series E and Series H Cumulative Convertible Preferred Shares for cash consideration of $0.8 million and 355,539 Common Shares.
(3)	Dividends on all series of Preferred Shares are payable quarterly at various pay dates. The dividend listed for Series N is a Preferred Share rate and the equivalent Depositary Share annual dividend is $1.62 per share.
(4)	The Series N Preferred Shares have a corresponding depositary share that consists of ten times the number of shares and one-tenth the liquidation value and dividend per share.

On July 30, 2009, the Operating Partnership elected to convert all 7,367 Series B Junior Convertible Preference Units into 7,517 OP Units. The actual preference unit dividends declared for the period outstanding in 2009 was  $1.17 per unit.

On March 31, 2010, the Operating Partnership issued 188,571 OP Units at a price of  $39.15 per OP Unit for total valuation of  $7.4 million as partial consideration for the acquisition of one rental property. As the value of the OP Units issued was agreed by contract to be  $35.00 per OP Unit, the difference between the contracted value and fair value (the closing price of Common Shares on the closing date) was recorded as an increase to the purchase price.

During the year ended December 31, 2010, the Company acquired all of its partner’s interest in two consolidated partially owned properties consisting of 432 apartment units, one consolidated partially owned development project and one consolidated partially owned land parcel for  $0.7 million. One of these partially owned property buyouts was funded through the issuance of 1,129 OP Units valued at  $50,000. The Company also increased its ownership in three consolidated partially owned properties through the buyout of certain equity interests which were funded through the issuance of 15,948 OP Units valued at  $0.8 million and cash payments of  $15.3 million. In conjunction with these transactions, the Company reduced paid in capital by  $16.9 million and other liabilities by  $0.2 million and increased Noncontrolling Interests – Partially Owned Properties by  $0.2 million.

During the year ended December 31, 2009, the Company acquired all of its partners’ interests in five consolidated partially owned properties consisting of 1,587 apartment units for  $9.2 million. In addition, the Company also acquired a portion of the outside partner interests in two consolidated partially owned properties, one funded using cash of  $2.1 million and the other funded through the issuance of 32,061 OP Units valued at  $0.8 million. In conjunction with these transactions, the Company reduced paid in capital by  $1.5 million and Noncontrolling Interests – Partially Owned Properties by  $11.7 million.

During the year ended December 31, 2008, the Company acquired all of its partners’ interests in one consolidated partially owned property consisting of 144 apartment units for  $5.9 million and three consolidated partially owned land parcels for  $1.6 million. In addition, the Company made an additional payment of  $1.3 million related to an April 2006 acquisition of a partner’s interest in a now wholly owned property, partially funded through the issuance of 19,017 OP Units valued at  $0.8 million.

Real Estate	12 Months Ended
Dec. 31, 2010
Real Estate [Abstract]
Real Estate
4.	Real Estate

The following table summarizes the carrying amounts for the Company’s investment in real estate (at cost) as of December 31, 2010 and 2009 (amounts in thousands):

	2010	2009
Land	$4,110,275	$3,650,324
Depreciable property:
Buildings and improvements	13,995,121	12,781,543
Furniture, fixtures and equipment	1,231,391	1,111,978
Projects under development:
Land	28,260	106,716
Construction-in-progress	102,077	562,263
Land held for development:
Land	198,465	181,430
Construction-in-progress	36,782	70,890

Investment in real estate	19,702,371	18,465,144
Accumulated depreciation	(4,337,357)	(3,877,564)

Investment in real estate, net	$15,365,014	$14,587,580

During the year ended December 31, 2010, the Company acquired the entire equity interest in the following from unaffiliated parties (purchase price in thousands):

	Properties	Apartment Units	Purchase Price

Rental Properties	16	4,445	$1,485,701
Land Parcels (six)	—	—	68,869

Total	16	4,445	$1,554,570

In addition to the properties discussed above, the Company acquired the 75% equity interest it did not own in seven previously unconsolidated properties containing 1,811 apartment units with a real estate value of  $105.1 million.

During the year ended December 31, 2009, the Company acquired the entire equity interest in the following from unaffiliated parties (purchase price in thousands):

	Properties	Apartment Units	Purchase Price
Rental Properties	2	566	$145,036
Land Parcel (one)	—	—	11,500

Total	2	566	$156,536

The Company also acquired the 75% equity interest in one previously unconsolidated property it did not already own consisting of 250 apartment units for a gross sales price of  $18.5 million from its institutional joint venture partner.

During the year ended December 31, 2010, the Company disposed of the following to unaffiliated parties (sales price in thousands):

	Properties	Apartment Units	Sales Price
Rental Properties:
Consolidated	35	7,171	$718,352
Unconsolidated (1)	27	6,275	417,779
Land Parcel (one)	—	—	4,000
Condominium Conversion Properties	1	2	360

Total	63	13,448	$1,140,491

(1)	The Company owned a 25% interest in these unconsolidated rental properties. Sales price listed is the gross sales price.

The Company recognized a net gain on sales of discontinued operations of approximately  $298.0 million, a net gain on sales of unconsolidated entities of approximately  $28.1 million and a net loss on sales of land parcels of approximately  $1.4 million on the above sales.

During the year ended December 31, 2009, the Company disposed of the following to unaffiliated parties (sales price in thousands):

	Properties	Apartment Units	Sales Price
Rental Properties:
Consolidated	54	11,055	$905,219
Unconsolidated (1)	6	1,434	96,018
Condominium Conversion Properties	1	62	12,021

Total	61	12,551	$1,013,258

(1)	The Company owned a 25% interest in these unconsolidated rental properties. Sales price listed is the gross sales price. The Company’s buyout of its partner’s interest in one previously unconsolidated property is not included in the above totals.

The Company recognized a net gain on sales of discontinued operations of approximately  $335.3 million and a net gain on sales of unconsolidated entities of approximately  $10.7 million on the above sales.

Commitments to Acquire/Dispose of Real Estate	12 Months Ended
Dec. 31, 2010
Commitments to Acquire Dispose of Real Estate [Abstract]
Commitments to Acquire/Dispose of Real Estate
5.	Commitments to Acquire/Dispose of Real Estate

In addition to the properties that were subsequently acquired as discussed in Note 20, the Company had entered into separate agreements to acquire the following (purchase price in thousands):

	Properties	Apartment Units	Purchase Price
Rental Properties	2	683	$125,250

Total	2	683	$125,250

In addition to the properties that were subsequently disposed of as discussed in Note 20, the Company had entered into separate agreements to dispose of the following (sales price in thousands):

	Properties	Apartment Units	Sales Price
Rental Properties	15	4,152	$378,650

Total	15	4,152	$378,650

The closings of these pending transactions are subject to certain conditions and restrictions, therefore, there can be no assurance that these transactions will be consummated or that the final terms will not differ in material respects from those summarized in the preceding paragraphs.

Investments in Partially Owned Entities	12 Months Ended
Dec. 31, 2010
Investments in Partially Owned Entities [Abstract]
Investments in Partially Owned Entities
6.	Investments in Partially Owned Entities

The Company has co-invested in various properties with unrelated third parties which are either consolidated or accounted for under the equity method of accounting (unconsolidated). The following tables and information summarize the Company’s investments in partially owned entities as of December 31, 2010 (amounts in thousands except for project and apartment unit amounts):

	Consolidated
	Development Projects (VIEs)
	Held for and/or Under Development	Completed, Not Stabilized (4)	Completed and Stabilized	Other	Total
Total projects (1)	—	1	4	19	24

Total apartment units (1)	—	490	1,302	3,440	5,232

Balance sheet information at 12/31/10 (at 100%):
ASSETS
Investment in real estate	$44,006	$257,747	$390,465	$438,329	$1,130,547
Accumulated depreciation	—	—	(18,471)	(124,347)	(142,818)

Investment in real estate, net	44,006	257,747	371,994	313,982	987,729
Cash and cash equivalents	877	1,288	7,384	11,581	21,130
Deposits – restricted	1,115	922	3,205	8	5,250
Escrow deposits – mortgage	—	—	222	2,321	2,543
Deferred financing costs, net	—	2,800	412	505	3,717
Other assets	339	268	308	143	1,058

Total assets	$46,337	$263,025	$383,525	$328,540	$1,021,427

LIABILITIES AND EQUITY
Mortgage notes payable	$18,342	$141,741	$275,348	$314,535	$749,966
Accounts payable & accrued expenses	346	2,215	1,070	1,259	4,890
Accrued interest payable	1,294	521	605	1,531	3,951
Other liabilities	1,617	1,568	910	1,001	5,096
Security deposits	—	1,021	955	1,392	3,368

Total liabilities	21,599	147,066	278,888	319,718	767,271

Noncontrolling Interests – Partially Owned Properties	3,418	5,025	4,278	(4,730)	7,991
Accumulated other comprehensive (loss)	—	(1,322)	—	—	(1,322)
EQR equity	21,320	112,256	100,359	13,552	247,487

Total equity	24,738	115,959	104,637	8,822	254,156

Total liabilities and equity	$46,337	$263,025	$383,525	$328,540	$1,021,427

Debt – Secured (2):
EQR Ownership (3)	$18,342	$141,741	$275,348	$252,857	$688,288
Noncontrolling Ownership	—	—	—	61,678	61,678

Total (at 100%)	$18,342	$141,741	$275,348	$314,535	$749,966

	Consolidated
	Development Projects (VIEs)			Other	Total
	Held for and/or Under Development	Completed, Not Stabilized (4)	Completed and Stabilized
Operating information for the year ended 12/31/10 (at 100%):
Operating revenue	$4	$6,344	$25,607	$55,928	$87,883
Operating expenses	758	3,458	9,370	19,906	33,492

Net operating (loss) income	(754)	2,886	16,237	36,022	54,391
Depreciation	—	—	12,239	14,882	27,121
General and administrative/other	51	—	127	92	270
Impairment	8,959	—	—	—	8,959

Operating (loss) income	(9,764)	2,886	3,871	21,048	18,041
Interest and other income	23	—	10	30	63
Other expenses	(493)	—	—	(548)	(1,041)
Interest:
Expense incurred, net	(925)	(2,872)	(6,596)	(20,576)	(30,969)
Amortization of deferred financing costs	—	—	(753)	(238)	(991)

(Loss) income before income and other taxes and discontinued operations	(11,159)	14	(3,468)	(284)	(14,897)
Income and other tax (expense) benefit	(31)	—	—	(5)	(36)
Net loss on sales of land parcels	(234)	—	—	—	(234)
Net gain on sales of discontinued operations	711	—	—	34,842	35,553

Net (loss) income	$(10,713)	$14	$(3,468)	$34,553	$20,386

(1)	Project and apartment unit counts exclude all uncompleted development projects until those projects are substantially completed.
(2)	All debt is non-recourse to the Company with the exception of $14.0 million in mortgage debt on one development project.
(3)	Represents the Company’s current economic ownership interest.
(4)	Projects included here are substantially complete. However, they may still require additional exterior and interior work for all apartment units to be available for leasing.

During the year ended December 31, 2010, the Company acquired the 75% equity interest it did not own in seven previously unconsolidated properties containing 1,811 apartment units in exchange for an approximate  $30.0 million payment to its partner. In addition, the Company repaid the net  $70.0 million mortgage loan, which was to mature on May 1, 2010, concurrent with closing using proceeds drawn from the Company’s line of credit. The Company also sold its 25% equity interest in the remaining 24 unconsolidated properties containing 5,635 apartment units in exchange for an approximate  $25.4 million payment from its partner and the related  $264.8 million in non-recourse mortgage debt was extinguished by the partner at closing.

On December 29, 2010, the Company admitted an 80% institutional partner to an entity owning a developable land parcel in Florida in exchange for  $11.7 million in cash and retained a 20% equity interest. This land parcel is now unconsolidated. Total project cost is approximately  $76.1 million and construction is expected to start in the first quarter of 2011. The Company is responsible for constructing the project and has given certain construction cost overrun guarantees.

The Company is the controlling partner in various consolidated partnership properties and development properties having a noncontrolling interest book value of  $8.0 million at December 31, 2010. The Company has identified its development partnerships as VIEs as the Company provides substantially all of the capital for these ventures (other than third party mortgage debt, if any) despite the fact that each partner legally owns 50% of each venture. The Company is the primary beneficiary as it exerts the most significant power over the ventures, absorbs the majority of the expected losses and has the right to receive a majority of the expected residual returns. The assets net of liabilities of the Company’s VIEs are restricted in their use to the specific VIE to which they relate and are not available for general corporate use. The Company does not have any unconsolidated VIEs.

Deposits - Restricted	12 Months Ended
Dec. 31, 2010
Deposits - Restricted [Abstract]
Deposits - Restricted
7.	Deposits – Restricted

The following table presents the Company’s restricted deposits as of December 31, 2010 and 2009 (amounts in thousands):

	December 31, 2010	December 31, 2009
Tax–deferred (1031) exchange proceeds	$103,887	$244,257
Earnest money on pending acquisitions	9,264	6,000
Restricted deposits on debt (1)	18,966	49,565
Resident security and utility deposits	40,745	39,361
Other	8,125	12,825

Totals	$180,987	$352,008

(1)	Primarily represents amounts held in escrow by the lender and released as draw requests are made on fully funded development mortgage loans.

Mortgage Notes Payable	12 Months Ended
Dec. 31, 2010
Mortgage Notes Payable Abstract
Mortgage Notes Payable
8.	Mortgage Notes Payable

As of December 31, 2010, the Company had outstanding mortgage debt of approximately  $4.8 billion.

During the year ended December 31, 2010, the Company:

•	Repaid $652.1 million of mortgage loans;

•	Obtained $173.6 million of new mortgage loan proceeds;

•	Assumed $359.1 million of mortgage debt on seven acquired properties;

•	Was released from $40.0 million of mortgage debt assumed by the purchaser on two disposed properties; and

•

Assumed  $112.6 million of mortgage debt on seven previously unconsolidated properties and repaid the net  $70.0 million mortgage loan (net of  $42.6 million of cash collateral held by the lender) concurrent with closing using proceeds drawn from the Company’s line of credit.

The Company recorded approximately  $2.5 million and  $1.0 million of prepayment penalties and write-offs of unamortized deferred financing costs, respectively, during the year ended December 31, 2010 as additional interest expense related to debt extinguishment of mortgages.

As of December 31, 2010, the Company had  $543.4 million of secured debt subject to third party credit enhancement.

As of December 31, 2010, scheduled maturities for the Company’s outstanding mortgage indebtedness were at various dates through September 1, 2048. At December 31, 2010, the interest rate range on the Company’s mortgage debt was 0.21% to 11.25%. During the year ended December 31, 2010, the weighted average interest rate on the Company’s mortgage debt was 4.79%.

The historical cost, net of accumulated depreciation, of encumbered properties was  $5.6 billion and  $5.8 billion at December 31, 2010 and 2009, respectively.

Aggregate payments of principal on mortgage notes payable for each of the next five years and thereafter are as follows (amounts in thousands):

Year	Total
2011	$597,100
2012	342,088
2013	171,138
2014	86,041
2015	59,013
Thereafter	3,507,516

Total	$4,762,896

As of December 31, 2009, the Company had outstanding mortgage debt of approximately  $4.8 billion.

During the year ended December 31, 2009, the Company:

•	Repaid $956.8 million of mortgage loans;

•

Obtained  $500.0 million of mortgage loan proceeds through the issuance of an 11-year cross-collateralized loan with an all-in fixed interest rate for 10 years at approximately 5.6% secured by 13 properties;

•	Obtained $40.0 million of new mortgage loans to accommodate the delayed sale of two properties that closed in January 2010;

•	Obtained $198.8 million of new mortgage loans on development properties;

•	Recognized a gain on early debt extinguishment of $2.4 million and wrote-off approximately $1.1 million of unamortized deferred financing costs; and

•	Was released from $17.3 million of mortgage debt assumed by the purchaser on two disposed properties.

As of December 31, 2009, scheduled maturities for the Company’s outstanding mortgage indebtedness were at various dates through September 1, 2048. At December 31, 2009, the interest rate range on the Company’s mortgage debt was 0.20% to 12.465%. During the year ended December 31, 2009, the weighted average interest rate on the Company’s mortgage debt was 4.89%.

Notes	12 Months Ended
Dec. 31, 2010
Notes [Abstract]
Notes
9.	Notes

The following tables summarize the Company’s unsecured note balances and certain interest rate and maturity date information as of and for the years ended December 31, 2010 and 2009, respectively:

December 31, 2010 (Amounts are in thousands)	Net Principal Balance	Interest Rate Ranges	Weighted Average Interest Rate	Maturity Date Ranges
Fixed Rate Public/Private Notes (1)	$ 4,375,860	3.85% - 7.57%	5.78%	2011 - 2026
Floating Rate Public/Private Notes (1)	809,320	(1)	1.72%	2011 - 2013

Totals	$5,185,180

December 31, 2009 (Amounts are in thousands)	Net Principal Balance	Interest Rate Ranges	Weighted Average Interest Rate	Maturity Date Ranges
Fixed Rate Public/Private Notes (1)	$ 3,771,700	3.85% - 7.57%	5.93%	2011 - 2026
Floating Rate Public/Private Notes (1)	801,824	(1)	1.37%	2010 - 2013
Floating Rate Tax-Exempt Bonds	35,600	(2)	0.37%	2028

Totals	$4,609,124

(1)	At December 31, 2010 and 2009, $300.0 million in fair value interest rate swaps converts a portion of the $400.0 million face value 5.200% notes due April 1, 2013 to a floating interest rate.
(2)	The floating interest rate is based on the 7-Day Securities Industry and Financial Markets Association (“SIFMA”) rate, which is the tax-exempt index equivalent of LIBOR. The interest rate is 0.27% at December 31, 2009.

The Company’s unsecured public debt contains certain financial and operating covenants including, among other things, maintenance of certain financial ratios. The Company was in compliance with its unsecured public debt covenants for both the years ended December 31, 2010 and 2009.

An unlimited amount of equity and debt securities remains available for issuance by the Company and the Operating Partnership under effective shelf registration statements filed with the SEC. Most recently, the Company and the Operating Partnership filed a universal shelf registration statement for an unlimited amount of equity and debt securities that became automatically effective upon filing with the SEC in October 2010 (under SEC regulations enacted in 2005, the registration statement automatically expires on October 14, 2013 and does not contain a maximum issuance amount).

During the year ended December 31, 2010, the Company:

•

Issued  $600.0 million of ten-year 4.75% fixed rate public notes in a public offering at an all-in effective interest rate of 5.09%, receiving net proceeds of  $595.4 million before underwriting fees and other expenses.

During the year ended December 31, 2009, the Company:

•

Repurchased at par  $105.2 million of its 4.75% fixed rate public notes due June 15, 2009 pursuant to a cash tender offer announced on January 16, 2009 and wrote-off approximately  $79,000 of unamortized deferred financing costs and approximately  $46,000 of unamortized discounts on notes payable;

•	Repaid the remaining $122.2 million of its 4.75% fixed rate public notes at maturity;

•

Repurchased at par  $185.2 million of its 6.95% fixed rate public notes due March 2, 2011 pursuant to a cash tender offer announced on January 16, 2009 and wrote-off approximately  $0.4 million of unamortized deferred financing costs and approximately  $1.0 million of unamortized discounts on notes payable;

•

Repurchased  $21.7 million of its 6.95% fixed rate public notes due March 2, 2011 at a price of 106% of par pursuant to a cash tender offer announced on December 2, 2009, recognized a loss on early debt extinguishment of  $1.3 million and wrote-off approximately  $0.2 million of unamortized net premiums on notes payable;

•

Repurchased  $146.1 million of its 6.625% fixed rate public notes due March 15, 2012 at a price of 108% of par pursuant to a cash tender offer announced on December 2, 2009, recognized a loss on early debt extinguishment of  $11.7 million and wrote-off approximately  $0.3 million of unamortized deferred financing costs and approximately  $0.2 million of unamortized net discounts on notes payable;

•

Repurchased  $127.9 million of its 5.50% fixed rate public notes due October 1, 2012 at a price of 107% of par pursuant to a cash tender offer announced on December 2, 2009, recognized a loss on early debt extinguishment of  $9.0 million and wrote-off approximately  $0.5 million of unamortized deferred financing costs and approximately  $0.4 million of unamortized discounts on notes payable;

•	Repurchased $75.8 million of its 5.20% fixed rate tax-exempt notes and wrote-off approximately $0.7 million of unamortized deferred financing costs;

•

Repurchased  $17.5 million of its 3.85% convertible fixed rate public notes due August 15, 2026 at a price of 88.4% of par and recognized a gain on early debt extinguishment of  $2.0 million and wrote-off approximately  $0.1 million of unamortized deferred financing costs and approximately  $0.8 million of unamortized discounts on notes payable; and

•

Repurchased at par  $48.5 million of its 3.85% convertible fixed rate public notes due August 15, 2026 pursuant to a cash tender offer announced on December 2, 2009 and wrote-off approximately  $0.3 million of unamortized deferred financing costs and approximately  $1.5 million of unamortized discounts on notes payable.

On October 11, 2007, the Operating Partnership closed on a  $500.0 million senior unsecured term loan. Effective April 12, 2010, the Company exercised the first of its two one-year extension options. As a result, the maturity date is now October 5, 2011 and there is one remaining one-year extension option exercisable by the Company. The Operating Partnership has the ability to increase available borrowings by an additional  $250.0 million under certain circumstances. The loan bears interest at variable rates based upon LIBOR plus a spread (currently 0.50%) dependent upon the current credit rating on the Operating Partnership’s long-term senior unsecured debt. EQR has guaranteed the Operating Partnership’s term loan up to the maximum amount and for the full term of the loan.

On August 23, 2006, the Operating Partnership issued  $650.0 million of exchangeable senior notes that mature on August 15, 2026. The notes have a current face value of  $482.5 million at December 31, 2010 and bear interest at a fixed rate of 3.85%. The notes are exchangeable into EQR Common Shares, at the option of the holders, under specific circumstances or on or after August 15, 2025, at an initial and current exchange rate of 16.3934 shares per  $1,000 principal amount of notes (equivalent to an initial and current exchange price of  $61.00 per share). The exchange rate is subject to adjustment in certain circumstances, including upon an increase in the Company’s dividend rate at the time of issuance. Upon an exchange of the notes, the Operating Partnership will settle any amounts up to the principal amount of the notes in cash and the remaining exchange value, if any, will be settled, at the Operating Partnership’s option, in cash, EQR Common Shares or a combination of both. See Note 2 for more information on the change in the recognition of interest expense for the exchangeable senior notes.

On or after August 18, 2011, the Operating Partnership may redeem the notes at a redemption price equal to the principal amount of the notes plus any accrued and unpaid interest thereon. Upon notice of redemption by the Operating Partnership, the holders may elect to exercise their exchange rights. In addition, on August 18, 2011, August 15, 2016 and August 15, 2021 or following the occurrence of certain change in control transactions prior to August 18, 2011, note holders may require the Operating Partnership to repurchase the notes for an amount equal to the principal amount of the notes plus any accrued and unpaid interest thereon.

Note holders may also require an exchange of the notes should the closing sale price of Common Shares exceed 130% of the exchange price for a certain period of time or should the trading price on the notes be less than 98% of the product of the closing sales price of Common Shares multiplied by the applicable exchange rate for a certain period of time.

Aggregate payments of principal on unsecured notes payable for each of the next five years and thereafter are as follows (amounts in thousands):

Year	Total (1)
2011(2)(3)	$1,068,891
2012	474,221
2013	407,849
2014	498,576
2015	298,700
Thereafter	2,436,943

Total	$5,185,180

(1)	Principal payments on unsecured notes include amortization of any discounts or premiums related to the notes. Premiums and discounts are amortized over the life of the unsecured notes.
(2)	Includes the Company’s $500.0 million term loan facility, which originally matured on October 5, 2010. Effective April 12, 2010, the Company exercised the first of its two one-year extension options. As a result, the maturity date is now October 5, 2011 and there is one remaining one-year extension option exercisable by the Company.
(3)	Includes $482.5 million face value of 3.85% convertible unsecured debt with a final maturity of 2026.

Lines of Credit	12 Months Ended
Dec. 31, 2010
Lines of Credit [Abstract]
Lines of Credit
10.	Lines of Credit

The Operating Partnership has a  $1.425 billion (net of  $75.0 million which had been committed by a now bankrupt financial institution and is not available for borrowing) unsecured revolving credit facility maturing on February 28, 2012, with the ability to increase available borrowings by an additional  $500.0 million by adding additional banks to the facility or obtaining the agreement of existing banks to increase their commitments. Advances under the credit facility bear interest at variable rates based upon LIBOR at various interest periods plus a spread (currently 0.50%) dependent upon the Operating Partnership’s credit rating or based on bids received from the lending group. EQR has guaranteed the Operating Partnership’s credit facility up to the maximum amount and for the full term of the facility.

As of December 31, 2010, the amount available on the credit facility was  $1.28 billion (net of  $147.3 million which was restricted/dedicated to support letters of credit and net of the  $75.0 million discussed above) and there was no amount outstanding. During the year ended December 31, 2010, the weighted average interest rate was 0.66%. As of December 31, 2009, the amount available on the credit facility was  $1.37 billion (net of  $56.7 million which was restricted/dedicated to support letters of credit and net of the  $75.0 million discussed above). The Company did not draw and had no balance outstanding on its revolving credit facility at any time during the year ended December 31, 2009.

Derivative and Other Fair Value Instruments	12 Months Ended
Dec. 31, 2010
Derivative and Other Fair Value Instruments [Abstract]
Derivative and Other Fair Value Instruments
11.	Derivative and Other Fair Value Instruments

The valuation of financial instruments requires the Company to make estimates and judgments that affect the fair value of the instruments. The Company, where possible, bases the fair values of its financial instruments, including its derivative instruments, on listed market prices and third party quotes. Where these are not available, the Company bases its estimates on current instruments with similar terms and maturities or on other factors relevant to the financial instruments.

The carrying values of the Company’s mortgage notes payable and unsecured notes were approximately  $4.8 billion and  $5.2 billion, respectively, at December 31, 2010. The fair values of the Company’s mortgage notes payable and unsecured notes were approximately  $4.7 billion and  $5.5 billion, respectively, at December 31, 2010. The carrying values of the Company’s mortgage notes payable and unsecured notes were approximately  $4.8 billion and  $4.6 billion, respectively, at December 31, 2009. The fair values of the Company’s mortgage notes payable and unsecured notes were approximately  $4.6 billion and  $4.7 billion, respectively, at December 31, 2009. The fair values of the Company’s financial instruments (other than mortgage notes payable, unsecured notes, derivative instruments and investment securities) including cash and cash equivalents and other financial instruments, approximate their carrying or contract values.

In the normal course of business, the Company is exposed to the effect of interest rate changes. The Company seeks to manage these risks by following established risk management policies and procedures including the use of derivatives to hedge interest rate risk on debt instruments.

The following table summarizes the Company’s consolidated derivative instruments at December 31, 2010 (dollar amounts are in thousands):

	Fair Value Hedges (1)	Forward Starting Swaps (2)	Development Cash Flow Hedges (3)
Current Notional Balance	$315,693	$950,000	$87,422
Lowest Possible Notional	$315,693	$950,000	$3,020
Highest Possible Notional	$317,694	$950,000	$91,343
Lowest Interest Rate	2.009%	3.478%	4.059%
Highest Interest Rate	4.800%	4.695%	4.059%
Earliest Maturity Date	2012	2021	2011
Latest Maturity Date	2013	2023	2011

(1)	Fair Value Hedges – Converts outstanding fixed rate debt to a floating interest rate.
(2)	Forward Starting Swaps – Designed to partially fix the interest rate in advance of a planned future debt issuance. These swaps have mandatory counterparty terminations from 2012 through 2014, and $350.0 million, $400.0 million and $200.0 million are designated for 2011, 2012 and 2013 maturities, respectively.
(3)	Development Cash Flow Hedges – Converts outstanding floating rate debt to a fixed interest rate.

The following tables provide the location of the Company’s derivative instruments within the accompanying Consolidated Balance Sheets and their fair market values as of December 31, 2010 and 2009, respectively (amounts in thousands):

	Asset Derivatives		Liability Derivatives
December 31, 2010	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Fair Value Hedges	Other assets	$12,521	Other liabilities	$—
Forward Starting Swaps	Other assets	3,276	Other liabilities	(37,756)
Development Cash Flow Hedges	Other assets	—	Other liabilities	(1,322)

Total		$15,797		$(39,078)

	Asset Derivatives		Liability Derivatives
December 31, 2009	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Fair Value Hedges	Other assets	$5,186	Other liabilities	$—
Forward Starting Swaps	Other assets	23,630	Other liabilities	—
Development Cash Flow Hedges	Other assets	—	Other liabilities	(3,577)

Total		$28,816		$(3,577)

The following tables provide a summary of the effect of fair value hedges on the Company’s accompanying Consolidated Statements of Operations for the years ended December 31, 2010 and 2009, respectively (amounts in thousands):

December 31, 2010 Type of Fair Value Hedge	Location of Gain/(Loss) Recognized in Income on Derivative	Amount of Gain/(Loss) Recognized in Income on Derivative	Hedged Item	Income Statement Location of Hedged Item Gain/(Loss)	Amount of Gain/(Loss) Recognized in Income on Hedged Item
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Interest Rate Swaps	Interest expense	$7,335	Fixed rate debt	Interest expense	$(7,335)

Total		$7,335			$(7,335)

December 31, 2009 Type of Fair Value Hedge	Location of Gain/(Loss) Recognized in Income on Derivative	Amount of Gain/(Loss) Recognized in Income on Derivative	Hedged Item	Income Statement Location of Hedged Item Gain/(Loss)	Amount of Gain/(Loss) Recognized in Income on Hedged Item
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Interest Rate Swaps	Interest expense	$(1,167)	Fixed rate debt	Interest expense	$1,167

Total		$(1,167)			$1,167

The following tables provide a summary of the effect of cash flow hedges on the Company’s accompanying Consolidated Statements of Operations for the years ended December 31, 2010 and 2009, respectively (amounts in thousands):

	Effective Portion			Ineffective Portion
December 31, 2010 Type of Cash Flow Hedge	Amount of Gain/(Loss) Recognized in OCI on Derivative	Location of Gain/(Loss) Reclassified from Accumulated OCI into Income	Amount of Gain/(Loss) Reclassified from Accumulated OCI into Income	Location of Gain/(Loss) Recognized in Income on Derivative	Amount of Gain/(Loss) Reclassified from Accumulated OCI into Income
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Forward Starting Swaps/Treasury Locks	$(68,149)	Interest expense	$(3,338)	N/A	$—
Development Interest Rate Swaps/Caps	2,255	Interest expense	—	N/A	—

Total	$(65,894)		$(3,338)		$—

	Effective Portion			Ineffective Portion
December 31, 2009 Type of Cash Flow Hedge	Amount of Gain/(Loss) Recognized in OCI on Derivative	Location of Gain/(Loss) Reclassified from Accumulated OCI into Income	Amount of Gain/(Loss) Reclassified from Accumulated OCI into Income	Location of Gain/(Loss) Recognized in Income on Derivative	Amount of Gain/(Loss) Reclassified from Accumulated OCI into Income
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Forward Starting Swaps/Treasury Locks	$34,432	Interest expense	$(3,724)	N/A	$—
Development Interest Rate Swaps/Caps	3,244	Interest expense	—	N/A	—

Total	$37,676		$(3,724)		$—

As of December 31, 2010 and 2009, there were approximately  $58.3 million in deferred losses, net, included in accumulated other comprehensive (loss) and  $4.2 million in deferred gains, net, included in accumulated other comprehensive income, respectively, related to derivative instruments. Based on the estimated fair values of the net derivative instruments at December 31, 2010, the Company may recognize an estimated  $5.6 million of accumulated other comprehensive (loss) as additional interest expense during the year ending December 31, 2011.

In July 2010, the Company paid approximately  $10.0 million to settle a forward starting swap in conjunction with the issuance of  $600.0 million of ten-year fixed rate public notes. The entire amount was deferred as a component of accumulated other comprehensive loss and is being recognized as an increase to interest expense over the term of the notes.

In January 2009, the Company received approximately  $0.4 million to terminate a fair value hedge of interest rates in conjunction with the public tender of the Company’s 4.75% fixed rate public notes due June 15, 2009. Approximately  $0.2 million of the settlement received was deferred and recognized as a reduction of interest expense through the maturity on June 15, 2009.

In April and May 2009, the Company received approximately  $10.8 million to terminate six treasury locks in conjunction with the issuance of a  $500.0 million 11-year mortgage loan. The entire amount was deferred as a component of accumulated other comprehensive income and is recognized as a reduction of interest expense over the first ten years of the mortgage loan.

During the year ended December 31, 2009, the Company sold a majority of its investment securities, receiving proceeds of approximately  $215.8 million, and recorded a  $4.9 million realized gain on sale (specific identification) which is included in interest and other income. The following tables set forth the maturity, amortized cost, gross unrealized gains and losses, book/fair value and interest and other income of the various investment securities held as of December 31, 2010 and 2009, respectively (amounts in thousands):

		Other Assets
December 31, 2010 Security	Maturity	Amortized Cost	Unrealized Gains	Unrealized Losses	Book/ Fair Value	Interest and Other Income
Available-for-Sale
FDIC-insured certificates of deposit	Less than one year	$—	$—	$—	$—	$61
Other	N/A	675	519	—	1,194	—

Total Available-for-Sale and Grand Total		$675	$519	$—	$1,194	$61

		Other Assets
December 31, 2009 Security	Maturity	Amortized Cost	Unrealized Gains	Unrealized Losses	Book/ Fair Value	Interest and Other Income
Held-to-Maturity
FDIC-insured promissory notes	Less than one year	$—	$—	$—	$—	$458

Total Held-to-Maturity		—	—	—	—	458
Available-for-Sale
FDIC-insured certificates of deposit	Less than one year	25,000	93	—	25,093	491
Other	Between one and five years or N/A	675	370	—	1,045	7 ,754

Total Available-for-Sale		25,675	463	—	26,138	8,245

Grand Total		$25,675	$463	$—	$26,138	$8,703

A three-level valuation hierarchy exists for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels are defined as follows:

•	Level 1 – Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•

Level 2 – Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3 – Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The following tables provide a summary of the fair value measurements at December 31, 2010 and 2009 for each major category of assets and liabilities measured at fair value on a recurring basis:

		Fair Value Measurements at Reporting Date Using
Description	12/31/2010	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Derivatives	$15,797	$—	$15,797	$—
Supplemental Executive Retirement Plan	58,132	58,132	—	—
Available-for-Sale Investment Securities	1,194	1,194	—	—

Total	$75,123	$59,326	$15,797	$—

Liabilities
Derivatives	$39,078	$—	$39,078	$—
Supplemental Executive Retirement Plan	58,132	58,132	—	—

Total	$97,210	$58,132	$39,078	$—

Redeemable Noncontrolling Interests – Operating Partnership	$383,540	$—	$383,540	$—

		Fair Value Measurements at Reporting Date Using
Description	12/31/2009	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Derivatives	$28,816	$—	$28,816	$—
Supplemental Executive Retirement Plan	61,090	61,090	—	—
Available-for-Sale Investment Securities	26,138	1,045	25,093	—

Total	$116,044	$62,135	$53,909	$—

Liabilities
Derivatives	$3,577	$—	$3,577	$—
Supplemental Executive Retirement Plan	61,090	61,090	—	—

Total	$64,667	$61,090	$3,577	$—

Redeemable Noncontrolling Interests – Operating Partnership	$258,280	$—	$258,280	$—

The following tables provide a summary of the fair value measurements at December 31, 2010 and 2009 for each major category of assets and liabilities measured at fair value on a nonrecurring basis:

		Fair Value Measurements at Reporting Date Using
Description	12/31/2010	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses)
Assets
Long-lived assets	$56,000	$—	$—	$56,000	$(45,380)

Total	$56,000	$—	$—	$56,000	$(45,380)

		Fair Value Measurements at Reporting Date Using
Description	12/31/2009	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses)
Assets
Long-lived assets	$18,876	$—	$—	$18,876	$(11,124)

Total	$18,876	$—	$—	$18,876	$(11,124)

The Company’s derivative positions are valued using models developed by the respective counterparty as well as models developed internally by the Company that use as their basis readily observable market parameters (such as forward yield curves and credit default swap data). Employee holdings other than Common Shares within the supplemental executive retirement plan (the “SERP”) are valued using quoted market prices for identical assets and are included in other assets and other liabilities on the consolidated balance sheet. The Company’s investment securities are valued using quoted market prices or readily available market interest rate data. Redeemable Noncontrolling Interests – Operating Partnership are valued using the quoted market price of Common Shares.

The Company’s real estate asset impairment charges were the result of an analysis of the parcels’ estimated fair value (determined using internally developed models that were based on market assumptions and comparable sales data) compared to their current capitalized carrying value. The market assumptions used as inputs to the Company’s fair value model include construction costs, leasing assumptions, growth rates, discount rates, terminal capitalization rates and development yields, along with the Company’s current plans for each individual asset. The Company uses data on its existing portfolio of properties and its recent acquisition and development properties, as well as similar market data from third party sources, when available, in determining these inputs. The valuation techniques used to measure fair value is consistent with how similar assets were measured in prior periods. See Note 20 for further discussion.

Earnings Per Share	12 Months Ended
Dec. 31, 2010
Earnings Per Share [Abstract]
Earnings Per Share
12.	Earnings Per Share

The following tables set forth the computation of net income per share – basic and net income per share – diluted (amounts in thousands except per share amounts):

	Year Ended December 31,
	2010	2009	2008
Numerator for net income per share – basic and diluted (1):
(Loss) from continuing operations	$(80,179)	$(55,098)	$(102,641)
Allocation to Noncontrolling Interests – Operating Partnership, net	4,355	3,825	7,457
Net loss (income) attributable to Noncontrolling Interests – Partially Owned Properties	726	558	(2,650)
Net income attributable to Preference Interests and Units	—	(9)	(15)
Preferred distributions	(14,368)	(14,479)	(14,507)

(Loss) from continuing operations available to Common Shares,net of Noncontrolling Interests	(89,466)	(65,203)	(112,356)
Discontinued operations, net of Noncontrolling Interests	358,708	412,997	505,471

Numerator for net income per share – basic and diluted (1)	$269,242	$347,794	$393,115

Denominator for net income per share – basic and diluted (1)	282,888	273,609	270,012

Net income per share – basic	$0.95	$1.27	$1.46

Net income per share – diluted	$0.95	$1.27	$1.46

Net income per share – basic:
(Loss) from continuing operations available to Common Shares,net of Noncontrolling Interests	$(0.316)	$(0.238)	$(0.416)
Discontinued operations, net of Noncontrolling Interests	1.268	1.509	1.872

Net income per share – basic	$0.952	$1.271	$1.456

Net income per share – diluted (1):
(Loss) from continuing operations available to Common Shares	$(0.316)	$(0.238)	$(0.416)
Discontinued operations, net	1.268	1.509	1.872

Net income per share – diluted	$0.952	$1.271	$1.456

Distributions declared per Common Share outstanding	$1.47	$1.64	$1.93

(1)	Potential common shares issuable from the assumed conversion of OP Units and the exercise/vesting of long-term compensation award shares/units are automatically anti-dilutive and therefore excluded from the diluted earnings per share calculation as the Company had a loss from continuing operations for the years ended December 31, 2010, 2009 and 2008, respectively.

Convertible preferred shares/units that could be converted into 325,103, 402,501 and 427,090 weighted average Common Shares for the years ended December 31, 2010, 2009 and 2008, respectively, were outstanding but were not included in the computation of diluted earnings per share because the effects would be anti-dilutive. In addition, the effect of the Common Shares that could ultimately be issued upon the conversion/exchange of the Operating Partnership’s  $650.0 million ( $482.5 million outstanding at December 31, 2010) exchangeable senior notes was not included in the computation of diluted earnings per share because the effects would be anti-dilutive.

For additional disclosures regarding the employee share options and restricted shares, see Notes 2 and 14.

Discontinued Operations	12 Months Ended
Dec. 31, 2010
Discontinued Operations [Abstract]
Discontinued Operations
13.	Discontinued Operations

The Company has presented separately as discontinued operations in all periods the results of operations for all consolidated assets disposed of and all properties held for sale, if any. Results are reflective of dispositions through September 30, 2011.

The components of discontinued operations are outlined below and include the results of operations for the respective periods that the Company owned such assets during each of the years ended December 31, 2010, 2009 and 2008 (amounts in thousands).

	Year Ended December 31,
	2010	2009	2008
REVENUES
Rental income	$281,256	$367,812	$503,542

Total revenues	281,256	367,812	503,542

EXPENSES (1)
Property and maintenance	113,210	142,077	195,444
Real estate taxes and insurance	22,538	33,864	44,270
Property management	—	—	(62)
Depreciation	57,619	78,972	104,575
General and administrative	42	43	35

Total expenses	193,409	254,956	344,262

Discontinued operating income	87,847	112,856	159,280
Interest and other income	654	127	518
Other expenses	—	(10)	—
Interest (2):
Expense incurred, net	(9,928)	(11,423)	(15,279)
Amortization of deferred financing costs	(281)	(795)	(119)
Income and other tax (expense) benefit	(86)	1,073	1,797

Discontinued operations	78,206	101,828	146,197
Net gain on sales of discontinued operations	297,956	335,299	392,857

Discontinued operations, net	$376,162	$437,127	$539,054

(1)	Includes expenses paid in the current period for properties sold or held for sale in prior periods related to the Company’s period of ownership.
(2)	Includes only interest expense specific to secured mortgage notes payable for properties sold and/or held for sale.

For the properties sold during 2010 and the first nine months of 2011, the investment in real estate, net of accumulated depreciation, and the mortgage notes payable balances at December 31, 2009 were  $1.0 billion and  $147.1 million, respectively. For the properties sold during the first nine months of 2011, the investment in real estate, net of accumulated depreciation, and the mortgage notes payable balances at December 31, 2010 were  $623.7 million and  $50.9 million, respectively.

Share Incentive Plans	12 Months Ended
Dec. 31, 2010
Share Incentive Plans [Abstract]
Share Incentive Plans
14.	Share Incentive Plans

On May 15, 2002, the shareholders of EQR approved the Company’s 2002 Share Incentive Plan. The maximum aggregate number of awards that may be granted under this plan may not exceed 7.5% of the Company’s outstanding Common Shares calculated on a “fully diluted” basis and determined annually on the first day of each calendar year. As of January 1, 2011, this amount equaled 22,785,696, of which 5,395,739 shares were available for future issuance. No awards may be granted under the 2002 Share Incentive Plan, as restated, after February 20, 2012.

Pursuant to the 2002 Share Incentive Plan, as restated, and the Amended and Restated 1993 Share Option and Share Award Plan, as amended (collectively the “Share Incentive Plans”), officers, trustees and key employees of the Company may be granted share options to acquire Common Shares (“Options”) including non-qualified share options (“NQSOs”), incentive share options (“ISOs”) and share appreciation rights (“SARs”), or may be granted restricted or non-restricted shares, subject to conditions and restrictions as described in the Share Incentive Plans. In addition, each year prior to 2007, certain executive officers of the Company participated in the Company’s performance-based restricted share plan. Effective January 1, 2007, the Company elected to discontinue the award of performance-based award grants. Options, SARs, restricted shares, performance shares and LTIP Units (see discussion below) are sometimes collectively referred to herein as “Awards”.

The Options are generally granted at the fair market value of the Company’s Common Shares at the date of grant, vest in three equal installments over a three-year period, are exercisable upon vesting and expire ten years from the date of grant. The exercise price for all Options under the Share Incentive Plans is equal to the fair market value of the underlying Common Shares at the time the Option is granted. Options exercised result in new Common Shares being issued on the open market. The Amended and Restated 1993 Share Option and Share Award Plan, as amended, will terminate at such time as all outstanding Awards have expired or have been exercised/vested. The Board of Trustees may at any time amend or terminate the Share Incentive Plans, but termination will not affect Awards previously granted. Any Options which had vested prior to such a termination would remain exercisable by the holder.

Restricted shares that have been awarded through December 31, 2010 generally vest three years from the award date. In addition, the Company’s unvested restricted shareholders have the same voting rights as any other Common Share holder. During the three-year period of restriction, the Company’s unvested restricted shareholders receive quarterly dividend payments on their shares at the same rate and on the same date as any other Common Share holder. As a result, dividends paid on unvested restricted shares are included as a component of retained earnings and have not been considered in reducing net income available to Common Shares in a manner similar to the Company’s preferred share dividends for the earnings per share calculation. If employment is terminated prior to the lapsing of the restriction, the shares are generally canceled.

In December 2008, the Company’s 2002 Share Incentive Plan was amended to allow for the issuance of long-term incentive plan units (“LTIP Units”) to officers of the Company as an alternative to the Company’s restricted shares. LTIP Units are a class of partnership interests that under certain conditions, including vesting, are convertible by the holder into an equal number of OP Units, which are redeemable by the holder for EQR Common Shares on a one-for-one basis or the cash value of such shares at the option of the Company. In connection with the February 2009 grant of long-term incentive compensation for services provided during 2008, officers of the Company were allowed to choose, on a one-for-one basis, between restricted shares and LTIP Units. Similar to restricted shares, LTIP Units generally vest three years from the award date. In addition, LTIP Unit holders receive quarterly dividend payments on their LTIP Units at the same rate and on the same date as any other OP Unit holder. As a result, dividends paid on LTIP Units are included as a component of Noncontrolling Interests – Operating Partnership and have not been considered in reducing net income available to Common Shares in a manner similar to the Company’s preferred share dividends for the earnings per share calculation. If employment is terminated prior to vesting, the LTIP Units are generally canceled. An LTIP Unit will automatically convert to an OP Unit when the capital account of each LTIP Unit increases (“books-up”) to a specified target. If the capital target is not attained within ten years following the date of issuance, the LTIP Unit will automatically be canceled and no compensation will be payable to the holder of such canceled LTIP Unit.

The Company’s Share Incentive Plans provide for certain benefits upon retirement at or after age 62. As of November 4, 2008, but effective as of January 1, 2009, the Company changed the definition of retirement for employees (including all officers but not non-employee members of the Company’s Board of Trustees) under its Share Incentive Plans. For employees hired prior to January 1, 2009, retirement generally will mean the termination of employment (other than for cause): (i) on or after age 62; or (ii) prior to age 62 after meeting the requirements of the Rule of 70 (described below). For employees hired after January 1, 2009, retirement generally will mean the termination of employment (other than for cause) after meeting the requirements of the Rule of 70.

The Rule of 70 is met when an employee’s years of service with the Company (which must be at least 15 years) plus his or her age (which must be at least 55 years) on the date of termination equals or exceeds 70 years. In addition, the employee must give the Company at least 6 months’ advance written notice of his or her intention to retire and sign a release upon termination of employment, releasing the Company from customary claims and agreeing to ongoing non-competition and employee non-solicitation provisions.

John Powers, Executive Vice President—Human Resources, became eligible for retirement in 2009 as he turned 62. Frederick C. Tuomi, President—Property Management, became eligible for retirement under the Rule of 70 in 2009. Bruce C. Strohm, Executive Vice President and General Counsel, became eligible for retirement under the Rule of 70 in 2010. David J. Neithercut, Chief Executive Officer and President, will become eligible for retirement under the Rule of 70 in 2011.

For employees hired prior to January 1, 2009, who retire at or after age 62, such employee’s unvested restricted shares, LTIP Units and share options would immediately vest, and share options would continue to be exercisable for the balance of the applicable ten-year option period, as was provided under the Share Incentive Plans prior to the adoption of the Rule of 70. For all other employees (those hired after January 1, 2009 and those hired before such date who choose to retire prior to age 62), upon such retirement under the new Rule of 70 definition of retirement of employees, such employee’s unvested restricted shares, LTIP Units and share options would continue to vest per the original vesting schedule (subject to immediate vesting upon the occurrence of a subsequent change in control of the Company or the employee’s death), and options would continue to be exercisable for the balance of the applicable ten-year option period, subject to the employee’s compliance with the non-competition and employee non-solicitation provisions. If an employee violates these provisions after such retirement, all unvested restricted shares, unvested LTIP Units and unvested and vested share options at the time of the violation would be void, unless otherwise determined by the Compensation Committee of the Company’s Board of Trustees.

The following tables summarize compensation information regarding the performance shares, restricted shares, LTIP Units, share options and Employee Share Purchase Plan (“ESPP”) for the three years ended December 31, 2010, 2009 and 2008 (amounts in thousands):

	Year Ended December 31, 2010
	Compensation Expense	Compensation Capitalized	Compensation Equity	Dividends Incurred

Restricted shares	$8,603	$1,178	$9,781	$1,334
LTIP Units	2,334	190	2,524	138
Share options	6,707	714	7,421	—
ESPP discount	1,231	59	1,290	—

Total	$18,875	$2,141	$21,016	$1,472

	Year Ended December 31, 2009
	Compensation Expense	Compensation Capitalized	Compensation Equity	Dividends Incurred
Performance shares	$103	$76	$179	$—
Restricted shares	10,065	1,067	11,132	1,627
LTIP Units	1,036	158	1,194	254
Share options	5,458	538	5,996	—
ESPP discount	1,181	122	1,303	—

Total	$17,843	$1,961	$19,804	$1,881

	Year Ended December 31, 2008
	Compensation Expense	Compensation Capitalized	Compensation Equity	Dividends Incurred
Performance shares	$(8)	$—	$(8)	$—
Restricted shares	15,761	1,517	17,278	2,175
Share options	5,361	485	5,846	—
ESPP discount	1,197	92	1,289	—

Total	$22,311	$2,094	$24,405	$2,175

Compensation expense is generally recognized for Awards as follows:

•	Restricted shares, LTIP Units and share options – Straight-line method over the vesting period of the options or shares regardless of cliff or ratable vesting distinctions.

•	Performance shares – Accelerated method with each vesting tranche valued as a separate award, with a separate vesting date, consistent with the estimated value of the award at each period end.

•	ESPP discount – Immediately upon the purchase of common shares each quarter.

The Company accelerates the recognition of compensation expense for all Awards for those individuals approaching or meeting the retirement age criteria discussed above. The total compensation expense related to Awards not yet vested at December 31, 2010 is  $19.5 million, which is expected to be recognized over a weighted average term of 1.5 years.

See Note 2 for additional information regarding the Company’s share-based compensation.

The table below summarizes the Award activity of the Share Incentive Plans for the three years ended December 31, 2010, 2009 and 2008:

	Common Shares Subject to Options	Weighted Average Exercise Price per Option	Restricted Shares	Weighted Average Fair Value per Restricted Share	LTIP Units	Weighted Average Fair Value per LTIP Unit
Balance at December 31, 2007	9,185,141	$32.37	1,178,188	$42.30
Awards granted (1)	1,436,574	$38.46	524,983	$38.29
Awards exercised/vested (2) (3)	(995,129)	$24.75	(644,131)	$35.99
Awards forfeited	(113,786)	$43.95	(63,029)	$44.87
Awards expired	(39,541)	$35.91	—	—

Balance at December 31, 2008	9,473,259	$33.94	996,011	$44.16	—	—
Awards granted (1)	2,541,005	$23.08	362,997	$22.62	155,189	$21.11
Awards exercised/vested (2) (3)	(422,713)	$21.62	(340,362)	$42.67	—	—
Awards forfeited	(146,151)	$30.07	(64,280)	$35.28	(573)	$21.11
Awards expired	(95,650)	$32.21	—	—	—	—

Balance at December 31, 2009	11,349,750	$32.03	954,366	$37.10	154,616	$21.11
Awards granted (1)	1,436,115	$33.59	270,805	$34.85	94,096	$32.97
Awards exercised/vested (2) (3)	(2,506,645)	$28.68	(278,183)	$52.25	—	—
Awards forfeited	(76,275)	$29.43	(35,038)	$30.84	(1,204)	$21.11
Awards expired	(96,457)	$42.69	—	—	—	—

Balance at December 31, 2010	10,106,488	$33.00	911,950	$32.05	247,508	$25.62

(1)	The weighted average grant date fair value for Options granted during the years ended December 31, 2010, 2009 and 2008 was $6.18 per share, $3.38 per share and $4.08 per share, respectively.
(2)	The aggregate intrinsic value of options exercised during the years ended December 31, 2010, 2009 and 2008 was $39.6 million, $2.8 million and $15.6 million, respectively. These values were calculated as the difference between the strike price of the underlying awards and the per share price at which each respective award was exercised.
(3)	The fair value of restricted shares vested during the years ended December 31, 2010, 2009 and 2008 was $9.1 million, $8.0 million and $23.9 million, respectively.

The following table summarizes information regarding options outstanding and exercisable at December 31, 2010:

	Options Outstanding (1)			Options Exercisable (2)
Range of Exercise Prices	Options	Weighted Average Remaining Contractual Life in Years	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
$21.40 to $26.75	2,974,937	6.18	$23.42	1,403,771	$23.82
$26.76 to $32.10	2,478,594	3.09	$29.99	2,478,594	$29.99
$32.11 to $37.45	1,374,888	9.01	$32.96	23,546	$32.23
$37.46 to $42.80	2,363,450	5.87	$40.44	2,023,316	$40.75
$42.81 to $48.15	4,202	5.32	$45.25	4,202	$45.25
$48.16 to $53.50	910,417	6.09	$53.19	853,222	$53.50

$21.40 to $53.50	10,106,488	5.73	$33.00	6,786,651	$34.89

Vested and expected to vest as of December 31, 2010	9,718,763	5.69	$33.12

(1)	The aggregate intrinsic value of options outstanding that are vested and expected to vest as of December 31, 2010 is $184.3 million.
(2)	The aggregate intrinsic value and weighted average remaining contractual life in years of options exercisable as of December 31, 2010 is $117.1 million and 4.4 years, respectively.

Note: The aggregate intrinsic values in Notes (1) and (2) above were both calculated as the excess, if any, between the Company’s closing share price of  $51.95 per share on December 31, 2010 and the strike price of the underlying awards.

As of December 31, 2009 and 2008, 7,974,815 Options (with a weighted average exercise price of  $33.55) and 7,522,344 Options (with a weighted average exercise price of  $31.58) were exercisable, respectively.

Employee Plans	12 Months Ended
Dec. 31, 2010
Employee Plans [Abstract]
Employee Plans
15.	Employee Plans

The Company established an Employee Share Purchase Plan to provide each employee and trustee the ability to annually acquire up to  $100,000 of Common Shares of the Company. In 2003, the Company’s shareholders approved an increase in the aggregate number of Common Shares available under the ESPP to 7,000,000 (from 2,000,000). The Company has 3,403,970 Common Shares available for purchase under the ESPP at December 31, 2010. The Common Shares may be purchased quarterly at a price equal to 85% of the lesser of: (a) the closing price for a share on the last day of such quarter; and (b) the greater of: (i) the closing price for a share on the first day of such quarter, and (ii) the average closing price for a share for all the business days in the quarter. The following table summarizes information regarding the Common Shares issued under the ESPP:

	Year Ended December 31,
	2010	2009	2008
	(Amounts in thousands except share and per share amounts)
Shares issued	157,363	324,394	195,961
Issuance price ranges	$28.26 – $41.16	$14.21 – $24.84	$23.51 – $37.61
Issuance proceeds	$5,112	$5,292	$6,170

The Company established a defined contribution plan (the “401(k) Plan”) to provide retirement benefits for employees that meet minimum employment criteria. The Company matches dollar for dollar up to the first 3% of eligible compensation that a participant contributes to the 401(k) Plan. Participants are vested in the Company’s contributions over five years. The Company recognized an expense in the amount of  $4.0 million,  $3.5 million and  $3.8 million for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company may also elect to make an annual discretionary profit-sharing contribution as a percentage of each individual employee’s eligible compensation under the 401(k) Plan. The Company did not make a contribution for the years ended December 31, 2010, 2009 and 2008 and as such, no expense was recognized in these years.

The Company established a supplemental executive retirement plan (the “SERP”) to provide certain officers and trustees an opportunity to defer a portion of their eligible compensation in order to save for retirement. The SERP is restricted to investments in Company Common Shares, certain marketable securities that have been specifically approved and cash equivalents. The deferred compensation liability represented in the SERP and the securities issued to fund such deferred compensation liability are consolidated by the Company and carried on the Company’s balance sheet, and the Company’s Common Shares held in the SERP are accounted for as a reduction to paid in capital.

Distribution Reinvestment and Share Purchase Plan	12 Months Ended
Dec. 31, 2010
Distribution Reinvestment and Share Purchase Plan [Abstract]
Distribution Reinvestment and Share Purchase Plan
16.	Distribution Reinvestment and Share Purchase Plan

On November 3, 1997, the Company filed with the SEC a Form S-3 Registration Statement to register 14,000,000 Common Shares pursuant to a Distribution Reinvestment and Share Purchase Plan (the “DRIP Plan”). The registration statement was declared effective on November 25, 1997. The remaining shares available for issuance under the 1997 registration lapsed in December 2008.

On December 16, 2008, the Company filed with the SEC a Form S-3 Registration Statement to register 5,000,000 Common Shares under the DRIP Plan. The registration statement was automatically declared effective the same day and expires at the earlier of the date in which all 5,000,000 shares have been issued or December 15, 2011. The Company has 4,905,736 Common Shares available for issuance under the DRIP Plan at December 31, 2010.

The DRIP Plan provides holders of record and beneficial owners of Common Shares and Preferred Shares with a simple and convenient method of investing cash distributions in additional Common Shares (which is referred to herein as the “Dividend Reinvestment – DRIP Plan”). Common Shares may also be purchased on a monthly basis with optional cash payments made by participants in the DRIP Plan and interested new investors, not currently shareholders of the Company, at the market price of the Common Shares less a discount ranging between 0% and 5%, as determined in accordance with the DRIP Plan (which is referred to herein as the “Share Purchase – DRIP Plan”). Common Shares purchased under the DRIP Plan may, at the option of the Company, be directly issued by the Company or purchased by the Company’s transfer agent in the open market using participants’ funds.

Transactions With Related Parties	12 Months Ended
Dec. 31, 2010
Transactions With Related Parties [Abstract]
Transactions with Related Parties
17.	Transactions with Related Parties

The Company provided asset and property management services to certain related entities for properties not owned by the Company, which terminated in December 2008. Fees received for providing such services were approximately  $0.3 million for the year ended December 31, 2008.

The Company leases its corporate headquarters from an entity controlled by EQR’s Chairman of the Board of Trustees. The lease terminates on July 31, 2021. Amounts incurred for such office space for the years ended December 31, 2010, 2009 and 2008, respectively, were approximately  $2.7 million,  $3.0 million and  $2.9 million. The Company believes these amounts equal market rates for such rental space.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies [Abstract]
Commitments and Contingencies
18.	Commitments and Contingencies

The Company, as an owner of real estate, is subject to various Federal, state and local environmental laws. Compliance by the Company with existing laws has not had a material adverse effect on the Company. However, the Company cannot predict the impact of new or changed laws or regulations on its current properties or on properties that it may acquire in the future.

The Company is party to a housing discrimination lawsuit brought by a non-profit civil rights organization in April 2006 in the U.S. District Court for the District of Maryland. The suit alleges that the Company designed and built approximately 300 of its properties in violation of the accessibility requirements of the Fair Housing Act and Americans With Disabilities Act. The suit seeks actual and punitive damages, injunctive relief (including modification of non-compliant properties), costs and attorneys’ fees. The Company believes it has a number of viable defenses, including that a majority of the named properties were completed before the operative dates of the statutes in question and/or were not designed or built by the Company. Accordingly, the Company is defending the suit vigorously. Due to the pendency of the Company’s defenses and the uncertainty of many other critical factual and legal issues, it is not possible to determine or predict the outcome of the suit or a possible loss or a range of loss, and no amounts have been accrued at December 31, 2010. While no assurances can be given, the Company does not believe that the suit, if adversely determined, would have a material adverse effect on the Company.

The Company does not believe there is any other litigation pending or threatened against it that, individually or in the aggregate, may reasonably be expected to have a material adverse effect on the Company.

The Company has established a reserve and recorded a corresponding reduction to its net gain on sales of discontinued operations related to potential liabilities associated with its condominium conversion activities. The reserve covers potential product liability related to each conversion. The Company periodically assesses the adequacy of the reserve and makes adjustments as necessary. During the year ended December 31, 2010, the Company recorded additional reserves of approximately  $0.7 million, paid approximately  $2.9 million in claims, settlements and legal fees and released approximately  $1.2 million of remaining reserves for settled claims. As a result, the Company had total reserves of approximately  $3.3 million at December 31, 2010. While no assurances can be given, the Company does not believe that the ultimate resolution of these potential liabilities, if adversely determined, would have a material adverse effect on the Company.

As of December 31, 2010, the Company has four projects totaling 717 apartment units in various stages of development with estimated completion dates ranging through September 30, 2012, as well as other completed development projects that are in various stages of lease up or are stabilized. Some of the projects are developed solely by the Company, while others were co-developed with various third party development partners. The development venture agreements with partners are primarily deal-specific, with differing terms regarding profit-sharing, equity contributions, returns on investment, buy-sell agreements and other customary provisions. The partner is most often the “general” or “managing” partner of the development venture. The typical buy-sell arrangements contain appraisal rights and provisions that provide the right, but not the obligation, for the Company to acquire the partner’s interest in the project at fair market value upon the expiration of a negotiated time period (typically two to five years after substantial completion of the project).

During the years ended December 31, 2010, 2009 and 2008, total operating lease payments incurred for office space, including a portion of real estate taxes, insurance, repairs and utilities, and including rent due under three ground leases, aggregated  $7.6 million,  $8.4 million and  $8.3 million, respectively.

The Company has entered into a retirement benefits agreement with its Chairman of the Board of Trustees and deferred compensation agreements with its Vice Chairman and two former chief executive officers. During the years ended December 31, 2010 and 2009, the Company recognized compensation expense of  $0.9 million and  $1.2 million, respectively, related to these agreements. During the year ended December 31, 2008, the Company reduced compensation expense by  $0.4 million related to these agreements.

The following table summarizes the Company’s contractual obligations for minimum rent payments under operating leases and deferred compensation for the next five years and thereafter as of December 31, 2010:

Payments Due by Year (in thousands)
	2011	2012	2013	2014	2015	Thereafter	Total
Operating Leases:
Minimum Rent Payments (a)	$5,478	$4,285	$4,431	$4,736	$4,729	$320,928	$344,587
Other Long-Term Liabilities:
Deferred Compensation (b)	1,457	1,770	1,485	1,677	1,677	9,182	17,248

(a)	Minimum basic rent due for various office space the Company leases and fixed base rent due on ground leases for four properties/parcels.
(b)	Estimated payments to the Company’s Chairman, Vice Chairman and two former CEO’s based on planned retirement dates.

Reportable Segments	12 Months Ended
Dec. 31, 2010
Reportable Segments [Abstract]
Reportable Segments
19.	Reportable Segments

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by senior management. Senior management decides how resources are allocated and assesses performance on a monthly basis.

The Company’s primary business is the acquisition, development and management of multifamily residential properties, which includes the generation of rental and other related income through the leasing of apartment units to residents. Senior management evaluates the performance of each of our apartment communities individually and geographically, and both on a same store and non-same store basis; however, each of our apartment communities generally has similar economic characteristics, residents, products and services. The Company’s operating segments have been aggregated by geography in a manner identical to that which is provided to its chief operating decision maker.

The Company’s fee and asset management, development (including its partially owned properties) and condominium conversion activities are immaterial and do not individually meet the threshold requirements of a reportable segment and as such, have been aggregated in the “Other” segment in the tables presented below.

All revenues are from external customers and there is no customer who contributed 10% or more of the Company’s total revenues during the three years ended December 31, 2010, 2009 or 2008.

The primary financial measure for the Company’s rental real estate segment is net operating income (“NOI”), which represents rental income less: 1) property and maintenance expense; 2) real estate taxes and insurance expense; and 3) property management expense (all as reflected in the accompanying consolidated statements of operations). The Company believes that NOI is helpful to investors as a supplemental measure of its operating performance because it is a direct measure of the actual operating results of the Company’s apartment communities. Current year NOI is compared to prior year NOI and current year budgeted NOI as a measure of financial performance. The following tables present NOI for each segment from our rental real estate specific to continuing operations for the years ended December 31, 2010, 2009 and 2008, respectively, as well as total assets for the years ended December 31, 2010 and 2009, respectively (amounts in thousands):

	Year Ended December 31, 2010
	Northeast	Northwest	Southeast	Southwest	Other (3)	Total
Rental income:
Same store (1)	$574,147	$353,123	$383,475	$417,523	$—	$1,728,268
Non-same store/other (2) (3)	112,747	18,042	9,271	33,456	84,259	257,775
Properties sold – September YTD 2011 (4)	—	—	—	—	(213,586)	(213,586)

Total rental income	686,894	371,165	392,746	450,979	(129,327)	1,772,457
Operating expenses:
Same store (1)	215,365	132,331	157,518	149,449	—	654,663
Non-same store/other (2) (3)	54,780	7,950	4,126	15,136	69,823	151,815
Properties sold – September YTD 2011 (4)	—	—	—	—	(109,919)	(109,919)

Total operating expenses	270,145	140,281	161,644	164,585	(40,096)	696,559
NOI:
Same store (1)	358,782	220,792	225,957	268,074	—	1,073,605
Non-same store/other (2) (3)	57,967	10,092	5,145	18,320	14,436	105,960
Properties sold – September YTD 2011 (4)	—	—	—	—	(103,667)	(103,667)

Total NOI	$416,749	$230,884	$231,102	$286,394	$(89,231)	$1,075,898

Total assets	$6,211,534	$2,665,707	$2,602,318	$3,240,170	$1,464,465	$16,184,194

(1)	Same store primarily includes all properties acquired or completed and stabilized prior to January 1, 2009, less properties subsequently sold, which represented 112,042 apartment units.
(2)	Non-same store primarily includes properties acquired after January 1, 2009, plus any properties in lease-up and not stabilized as of January 1, 2009.
(3)	Other includes development, condominium conversion overhead of $0.6 million and other corporate operations.
(4)	Properties sold – September YTD 2011 reflects discontinued operations for properties sold during the first nine months of 2011.

	Year Ended December 31, 2009
	Northeast	Northwest	Southeast	Southwest	Other (3)	Total
Rental income:
Same store (1)	$566,518	$357,502	$383,239	$423,076	$—	$1,730,335
Non-same store/other (2) (3)	23,195	2,010	4,268	16,985	69,364	115,822
Properties sold – September YTD 2011 (4)	—	—	—	—	(207,781)	(207,781)

Total rental income	589,713	359,512	387,507	440,061	(138,417)	1,638,376

Operating expenses:
Same store (1)	211,352	129,696	158,977	148,483	—	648,508
Non-same store/other (2) (3)	12,798	1,851	1,727	9,418	68,692	94,486
Properties sold – September YTD 2011 (4)	—	—	—	—	(108,614)	(108,614)

Total operating expenses	224,150	131,547	160,704	157,901	(39,922)	634,380

NOI:
Same store (1)	355,166	227,806	224,262	274,593	—	1,081,827
Non-same store/other (2) (3)	10,397	159	2,541	7,567	672	21,336
Properties sold – September YTD 2011 (4)	—	—	—	—	(99,167)	(99,167)

Total NOI	$365,563	$227,965	$226,803	$282,160	$(98,495)	$1,003,996

Total assets	$5,435,072	$2,474,775	$2,674,499	$2,971,396	$1,861,773	$15,417,515

(1)	Same store primarily includes all properties acquired or completed and stabilized prior to January 1, 2009, less properties subsequently sold, which represented 112,042 apartment units.
(2)	Non-same store primarily includes properties acquired after January 1, 2009, plus any properties in lease-up and not stabilized as of January 1, 2009.
(3)	Other includes development, condominium conversion overhead of $1.4 million and other corporate operations.
(4)	Properties sold – September YTD 2011 reflects discontinued operations for properties sold during the first nine months of 2011.

	Year Ended December 31, 2008
	Northeast	Northwest	Southeast	Southwest	Other (3)	Total
Rental income:
Same store (1)	$553,712	$372,197	$407,871	$444,403	$—	$1,778,183
Non-same store/other (2) (3)	37,000	18,347	6,090	23,400	101,934	186,771
Properties sold in 2010 (4)	—	—	—	—	(88,681)	(88,681)
Properties sold – September YTD 2011 (5)	—	—	—	—	(241,618)	(241,618)

Total rental income	590,712	390,544	413,961	467,803	(228,365)	1,634,655

Operating expenses:
Same store (1)	199,673	128,448	166,022	150,980	—	645,123
Non-same store/other (2) (3)	16,806	7,664	2,995	14,363	101,742	143,570
Properties sold in 2010 (4)	—	—	—	—	(31,205)	(31,205)
Properties sold – September YTD 2011 (5)	—	—	—	—	(135,730)	(135,730)

Total operating expenses	216,479	136,112	169,017	165,343	(65,193)	621,758

NOI:
Same store (1)	354,039	243,749	241,849	293,423	—	1,133,060
Non-same store/other (2) (3)	20,194	10,683	3,095	9,037	192	43,201
Properties sold in 2010 (4)	—	—	—	—	(57,476)	(57,476)
Properties sold – September YTD 2011 (5)	—	—	—	—	(105,888)	(105,888)

Total NOI	$374,233	$254,432	$244,944	$302,460	$(163,172)	$1,012,897

(1)	Same store primarily includes all properties acquired or completed and stabilized prior to January 1, 2008, less properties subsequently sold, which represented 113,598 apartment units.
(2)	Non-same store primarily includes properties acquired after January 1, 2008, plus any properties in lease-up and not stabilized as of January 1, 2008.
(3)	Other includes development, condominium conversion overhead of $2.8 million and other corporate operations.
(4)	Reflects discontinued operations for properties sold during 2010.
(5)	Properties sold – September YTD 2011 reflects discontinued operations for properties sold during the first nine months of 2011.

Note: Markets included in the above geographic segments are as follows:

(a)	Northeast – New England (excluding Boston), Boston, New York Metro, DC Northern Virginia and Suburban Maryland.
(b)	Northwest – Denver, Portland, San Francisco Bay Area and Seattle/Tacoma.
(c)	Southeast – Atlanta, Jacksonville, Orlando and South Florida.
(d)	Southwest – Inland Empire, Los Angeles, Orange County, Phoenix and San Diego.

The following table presents a reconciliation of NOI from our rental real estate specific to continuing operations for the years ended December 31, 2010, 2009 and 2008, respectively (amounts in thousands):

	Year Ended December 31,
	2010	2009	2008
Rental income	$1,772,457	$1,638,376	$1,634,655
Property and maintenance expense	(404,083)	(371,820)	(365,389)
Real estate taxes and insurance expense	(212,389)	(191,260)	(179,545)
Property management expense	(80,087)	(71,300)	(76,824)

Total operating expenses	(696,559)	(634,380)	(621,758)

Net operating income	$1,075,898	$1,003,996	$1,012,897

Subsequent Events/Other	12 Months Ended
Dec. 31, 2010
Subsequent Events Other [Abstract]
Subsequent Events/Other
20.	Subsequent Events/Other

Subsequent Events

Subsequent to December 31, 2010, the Company:

•	Acquired two apartment properties consisting of 521 apartment units for $137.1 million;

•	Sold two consolidated apartment properties consisting of 600 apartment units for $32.7 million;

•	Repaid $173.0 million in mortgage loans;

•	Issued 3.0 million Common Shares at an average price of $50.84 per share for total consideration of $154.5 million under the Company’s ATM share offering program; and

•	Increased its availability for issuance under the Company’s ATM share offering program to 10,000,000 Common Shares.

Other

During the year ended December 31, 2010, the Company recorded a  $45.4 million non-cash asset impairment charge on two parcels of land held for development as a result of changes in the Company’s future plans for those parcels. The Company now intends to sell one parcel in the near term and contemplates a joint venture structure for the other, necessitating this impairment charge. During the year ended December 31, 2009, the Company recorded an  $11.1 million non-cash asset impairment charge on a parcel of land held for development. During the year ended December 31, 2008, the Company recorded  $116.4 million of non-cash asset impairment charges on land held for development related to five potential development projects that will no longer be pursued. These charges were the result of an analysis of each parcel’s estimated fair value (determined using internally developed models that were based on market assumptions and comparable sales data) compared to its current capitalized carrying value. The market assumptions used as inputs to the Company’s fair value model include construction costs, leasing assumptions, growth rates, discount rates, terminal capitalization rates and development yields, along with the Company’s current plans for each individual asset. The Company uses data on its existing portfolio of properties and its recent acquisition and development properties, as well as similar market data from third party sources, when available, in determining these inputs.

During the years ended December 31, 2010, 2009 and 2008, the Company incurred charges of  $6.6 million,  $1.7 million and  $0.2 million, respectively, related to property acquisition costs, such as survey, title and legal fees, on the acquisition of operating properties and  $5.3 million,  $4.8 million and  $5.6 million, respectively, related to the write-off of various pursuit and out-of-pocket costs for terminated acquisition, disposition and development transactions. These costs, totaling  $11.9 million,  $6.5 million and  $5.8 million, respectively, are included in other expenses in the accompanying consolidated statements of operations.

During the year ended December 31, 2008, the Company recognized  $0.7 million of forfeited deposits for various terminated transactions, which are included in interest and other income. During the year ended December 31, 2010, an arbitration panel awarded commissions, interest and costs in the amount of  $1.7 million to the listing and marketing agent related to 38 potential condo sales at one of the Company’s properties. In addition, during 2010, 2009 and 2008, the Company received  $5.2 million,  $0.2 million and  $1.7 million, respectively, for the settlement of litigation/insurance claims, which are included in interest and other income in the accompanying consolidated statements of operations.

On July 16, 2010, a portion of the parking garage collapsed at one of the Company’s rental properties (Prospect Towers in Hackensack, New Jersey). The Company estimates that the costs related to such collapse (both expensed and capitalized), including providing for residents’ interim needs, lost revenue and garage reconstruction, will be approximately  $12.0 million, after insurance reimbursements of  $8.0 million. Costs to rebuild the garage will be capitalized as incurred. Other costs, like those to accommodate displaced residents, lost revenue due to a portion of the property being temporarily unavailable for occupancy and legal costs, will reduce earnings as they are incurred. Generally, insurance proceeds will be recorded as increases to earnings as they are received. An impairment charge of  $1.3 million was recognized to write-off the net book value of the collapsed garage. During the year ended December 31, 2010, the Company received approximately  $4.0 million in insurance proceeds which fully offset the impairment charge and partially offset expenses of  $5.5 million that were recorded relating to this loss and are included in real estate taxes and insurance on the consolidated statements of operations.

Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2010
Quarterly Financial Data (Unaudited)
Quarterly Financial Data (Unaudited)
21.	Quarterly Financial Data (Unaudited)

The following unaudited quarterly data has been prepared on the basis of a December 31 year-end. All amounts have also been restated in accordance with the guidance on discontinued operations and reflect dispositions and/or properties held for sale through September 30, 2011. Amounts are in thousands, except for per share amounts.

2010	First Quarter 3/31	Second Quarter 6/30	Third Quarter 9/30	Fourth Quarter 12/31
Total revenues (1)	$423,596	$441,417	$453,960	$462,960
Operating income (1)	98,210	98,413	105,264	77,444
(Loss) from continuing operations (1)	(20,676)	(11,697)	(295)	(47,511)
Discontinued operations, net (1)	78,532	21,786	30,121	245,723
Net income *	57,856	10,089	29,826	198,212
Net income available to Common Shares	51,863	6,343	25,166	185,870
Earnings per share – basic:
Net income available to Common Shares	$0.18	$0.02	$0.09	$0.65
Weighted average Common Shares outstanding	280,645	282,217	282,717	285,916
Earnings per share – diluted:
Net income available to Common Shares	$0.18	$0.02	$0.09	$0.65
Weighted average Common Shares outstanding	280,645	282,217	282,717	285,916

(1)	The amounts presented for 2010 are not equal to the same amounts previously reported in the Form 8-K filed with the SEC on May 23, 2011 as a result of changes in discontinued operations due to additional property sales which occurred in the second and third quarters of 2011. Below is a reconciliation to the amounts previously reported in the Form 8-K:

2010	First Quarter 3/31	Second Quarter 6/30	Third Quarter 9/30	Fourth Quarter 12/31
Total revenues previously reported in May 2011 Form 8-K	$464,999	$487,439	$504,556	$509,855
Total revenues subsequently reclassified to discontinued operations	(41,403)	(46,022)	(50,596)	(46,895)

Total revenues disclosed in Form 8-K	$423,596	$441,417	$453,960	$462,960

Operating income previously reported in May 2011 Form 8-K	$110,008	$112,938	$118,721	$90,996
Operating income subsequently reclassified to discontinued operations	(11,798)	(14,525)	(13,457)	(13,552)

Operating income disclosed in Form 8-K	$98,210	$98,413	$105,264	$77,444

(Loss) income from continuing operations previously reported in May 2011 Form 8-K	$(9,407)	$2,263	$12,624	$(34,515)
Income from continuing operations subsequently reclassified to discontinued operations	(11,269)	(13,960)	(12,919)	(12,996)

(Loss) from continuing operations disclosed in Form 8-K	$(20,676)	$(11,697)	$(295)	$(47,511)

Discontinued operations, net previously reported in May 2011 Form 8-K	$67,263	$7,826	$17,202	$232,727
Discontinued operations, net from properties sold subsequent to the respective reporting period	11,269	13,960	12,919	12,996

Discontinued operations, net disclosed in Form 8-K	$78,532	$21,786	$30,121	$245,723

2009	First Quarter 3/31	Second Quarter 6/30	Third Quarter 9/30	Fourth Quarter 12/31
Total revenues (2)	$414,096	$411,876	$410,984	$411,766
Operating income (2)	112,087	104,560	106,903	111,935
(Loss) from continuing operations (2)	(5,413)	(7,295)	(10,988)	(31,402)
Discontinued operations, net (2)	90,834	113,227	154,353	78,713
Net income *	85,421	105,932	143,365	47,311
Net income available to Common Shares	77,175	96,585	132,362	41,672
Earnings per share – basic:
Net income available to Common Shares	$0.28	$0.35	$0.48	$0.15
Weighted average Common Shares outstanding	272,324	272,901	273,658	275,519
Earnings per share – diluted:
Net income available to Common Shares	$0.28	$0.35	$0.48	$0.15
Weighted average Common Shares outstanding	272,324	272,901	273,658	275,519

(2)	The amounts presented for 2009 are not equal to the same amounts previously reported in the Form 8-K filed with the SEC on May 23, 2011 as a result of changes in discontinued operations due to additional property sales which occurred in the second and third quarters of 2011. Below is a reconciliation to the amounts previously reported in the Form 8-K:

2009	First Quarter 3/31	Second Quarter 6/30	Third Quarter 9/30	Fourth Quarter 12/31
Total revenues previously reported in May 2011 Form 8-K	$459,083	$457,098	$457,777	$454,241
Total revenues subsequently reclassified to discontinued operations	(44,987)	(45,222)	(46,793)	(42,475)

Total revenues disclosed in Form 8-K	$414,096	$411,876	$410,984	$411,766

Operating income previously reported in May 2011 Form 8-K	$124,057	$118,354	$120,470	$124,683
Operating income subsequently reclassified to discontinued operations	(11,970)	(13,794)	(13,567)	(12,748)

Operating income disclosed in Form 8-K	$112,087	$104,560	$106,903	$111,935

Income (loss) from continuing operations previously reported in May 2011 Form 8-K	$5,684	$5,503	$2,066	$(19,212)
Income from continuing operations subsequently reclassified to discontinued operations	(11,097)	(12,798)	(13,054)	(12,190)

(Loss) from continuing operations disclosed in Form 8-K	$(5,413)	$(7,295)	$(10,988)	$(31,402)

Discontinued operations, net previously reported in May 2011 Form 8-K	$79,737	$100,429	$141,299	$66,523
Discontinued operations, net from properties sold subsequent to the respective reporting period	11,097	12,798	13,054	12,190

Discontinued operations, net disclosed in Form 8-K	$90,834	$113,227	$154,353	$78,713

*	The Company did not have any extraordinary items or cumulative effect of change in accounting principle during the years ended December 31, 2010 and 2009. Therefore, income before extraordinary items and cumulative effect of change in accounting principle is not shown as it was equal to the net income amounts disclosed above.

Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2010
Real Estate and Accumulated Depreciation Disclosure [Abstract]
Real Estate and Accumulated Depreciation
Schedule III—Real Estate and Accumulated Depreciation

Overall Summary

December 31, 2010

	Properties (H)	Units (H)	Investment in Real Estate, Gross	Accumulated Depreciation	Investment in Real Estate, Net	Encumbrances
Wholly Owned Unencumbered	288	80,239	$12,555,402,637	$(2,847,912,228)	$9,707,490,409	$—
Wholly Owned Encumbered	137	39,395	6,016,421,350	(1,346,626,508)	4,669,794,842	2,595,245,052
Portfolio/Entity Encumbrances (1)	—	—	—	—	—	1,417,683,780

Wholly Owned Properties	425	119,634	18,571,823,987	(4,194,538,736)	14,377,285,251	4,012,928,832
Partially Owned Unencumbered	—	—	25,130,204	—	25,130,204	—
Partially Owned Encumbered	24	5,232	1,105,416,801	(142,817,905)	962,598,896	749,967,053

Partially Owned Properties	24	5,232	1,130,547,005	(142,817,905)	987,729,100	749,967,053
Total Unencumbered Properties	288	80,239	12,580,532,841	(2,847,912,228)	9,732,620,613	—
Total Encumbered Properties	161	44,627	7,121,838,151	(1,489,444,413)	5,632,393,738	4,762,895,885

Total Consolidated Investment in Real Estate	449	124,866	$19,702,370,992	$(4,337,356,641)	$15,365,014,351	$4,762,895,885

(1)	See attached Encumbrances Reconciliation.

EQUITY RESIDENTIAL

Schedule III—Real Estate and Accumulated Depreciation

Encumbrances Reconciliation

December 31, 2010

Portfolio/Entity Encumbrances	Number of Properties Encumbered by	See Properties With Note:	Amount
EQR-Bond Partnership	6	I	$51,670,000
EQR-Fanwell 2007 LP	7	J	223,138,000
EQR-Wellfan 2008 LP (R)	15	K	550,000,000
EQR-SOMBRA 2008 LP	18	L	543,000,000	(1)
Other	—	—	49,875,780	(1)

Portfolio/Entity Encumbrances	46		1,417,683,780
Individual Property Encumbrances			3,345,212,105

Total Encumbrances per Financial Statements			$4,762,895,885

(1)	Temporary letters of credit supported by the Company's revolving credit facility and/or a temporary guaranty from the Operating Partnership were posted as collateral in place of sold properties. Property substitutions closed in January 2011 and the letters of credit and guaranty were terminated.

EQUITY RESIDENTIAL

Schedule III—Real Estate and Accumulated Depreciation

(Amounts in thousands)

The changes in total real estate for the years ended December 31, 2010, 2009 and 2008 are as follows:

	2010	2009	2008
Balance, beginning of year	$18,465,144	$18,690,239	$18,333,350
Acquisitions and development	1,789,948	512,977	995,026
Improvements	141,199	125,965	172,165
Dispositions and other	(693,920)	(864,037)	(810,302)

Balance, end of year	$19,702,371	$18,465,144	$18,690,239

The changes in accumulated depreciation for the years ended December 31, 2010, 2009 and 2008 are as follows:

	2010	2009	2008
Balance, beginning of year	$3,877,564	$3,561,300	$3,170,125
Depreciation	673,403	600,375	602,908
Dispositions and other	(213,610)	(284,111)	(211,733)

Balance, end of year	$4,337,357	$3,877,564	$3,561,300

EQUITY RESIDENTIAL

Schedule III—Real Estate and Accumulated Depreciation

December 31, 2010

Description		Date of Constr- uction	Units (H)	Initial Cost to Company	Building & Fixtures	Cost Capit- alized Subse- quent to Acqui- sition (Improv- ements, net) (E)	Building & Fixtures	Gross Amount Carried at Close of Period 12/31/10	Building & Fixtures (A)	Total (B)	Accum- ulated Depre- ciation (C)	Investment in Real Estate, Net at 12/31/10 (B)	Encum- brances
Apartment Name	Location			Land		Land		Land
EQR Wholly Owned Unencumbered:
500 West 23rd Street (fka 10 Chelsea)	New York, NY	(F)	—	$—	$27,382,360	$—	$—	$—	$27,382,360	$27,382,360	$—	$27,382,360	$—
1210 Mass	Washington, D.C. (G)	2004	144	9,213,512	36,559,189	—	285,543	9,213,512	36,844,732	46,058,244	(7,702,999)	38,355,245	—
1401 Joyce on Pentagon Row	Arlington, VA	2004	326	9,780,000	89,680,000	—	163,567	9,780,000	89,843,567	99,623,567	(7,954,463)	91,669,104	—
1660 Peachtree	Atlanta, GA	1999	355	7,924,126	23,602,563	—	2,032,029	7,924,126	25,634,592	33,558,718	(7,213,204)	26,345,514	—
2201 Pershing Drive	Arlington, VA	(F)	—	12,054,081	2,652,636	—	—	12,054,081	2,652,636	14,706,717	—	14,706,717	—
2400 M St	Washington, D.C. (G)	2006	359	30,006,593	114,013,785	—	732,059	30,006,593	114,745,844	144,752,437	(21,822,792)	122,929,645	—
420 East 80th Street	New York, NY	1961	155	39,277,000	23,026,984	—	2,501,381	39,277,000	25,528,365	64,805,365	(5,980,711)	58,824,654	—
425 Mass	Washington, D.C. (G)	2009	559	28,150,000	138,600,000	—	1,953,014	28,150,000	140,553,014	168,703,014	(4,494,218)	164,208,796	—
600 Washington	New York, NY (G)	2004	135	32,852,000	43,140,551	—	195,058	32,852,000	43,335,609	76,187,609	(9,485,348)	66,702,261	—
70 Greene	Jersey City, NJ (G)	2010	480	28,170,659	239,232,094	—	103,450	28,170,659	239,335,544	267,506,203	(6,599,249)	260,906,954	—
71 Broadway	New York, NY (G)	1997	238	22,611,600	77,492,171	—	2,960,860	22,611,600	80,453,031	103,064,631	(17,989,358)	85,075,273	—
777 Sixth	New York, NY (G)	2002	294	65,352,706	65,747,294	—	282,143	65,352,706	66,029,437	131,382,143	(8,432,644)	122,949,499	—
Abington Glen	Abington, MA	1968	90	553,105	3,697,396	—	2,359,072	553,105	6,056,468	6,609,573	(2,794,784)	3,814,789	—
Acacia Creek	Scottsdale, AZ	1988- 1994	304	3,663,473	21,172,386	—	2,814,423	3,663,473	23,986,809	27,650,282	(11,190,829)	16,459,453	—
Arden Villas	Orlando, FL	1999	336	5,500,000	28,600,796	—	3,182,624	5,500,000	31,783,420	37,283,420	(8,171,582)	29,111,838	—
Arlington at Perimeter Center	Atlanta, GA	1980	204	2,448,000	8,099,110	—	114,675	2,448,000	8,213,785	10,661,785	(1,300,791)	9,360,994	—
Ashton, The	Corona Hills, CA	1986	492	2,594,264	33,042,398	—	5,966,954	2,594,264	39,009,352	41,603,616	(18,806,334)	22,797,282	—
Audubon Village	Tampa, FL	1990	447	3,576,000	26,121,909	—	4,114,611	3,576,000	30,236,520	33,812,520	(13,268,213)	20,544,307	—
Auvers Village	Orlando, FL	1991	480	3,808,823	29,322,243	—	6,216,049	3,808,823	35,538,292	39,347,115	(15,974,356)	23,372,759	—
Avenue Royale	Jacksonville, FL	2001	200	5,000,000	17,785,388	—	917,456	5,000,000	18,702,844	23,702,844	(4,583,891)	19,118,953	—
Avon Place, LLC	Avon, CT	1973	163	1,788,943	12,440,003	—	1,531,391	1,788,943	13,971,394	15,760,337	(4,990,349)	10,769,988	—
Ball Park Lofts	Denver, CO (G)	2003	343	5,481,556	51,658,740	—	2,708,015	5,481,556	54,366,755	59,848,311	(12,931,360)	46,916,951	—
Barrington Place	Oviedo, FL	1998	233	6,990,000	15,740,825	—	2,533,678	6,990,000	18,274,503	25,264,503	(6,000,104)	19,264,399	—
Bay Hill	Long Beach, CA	2002	160	7,600,000	27,437,239	—	740,325	7,600,000	28,177,564	35,777,564	(7,029,980)	28,747,584	—
Bella Terra I	Mukilteo, WA (G)	2002	235	5,686,861	26,070,540	—	667,419	5,686,861	26,737,959	32,424,820	(7,277,028)	25,147,792	—
Bella Vista	Phoenix, AZ	1995	248	2,978,879	20,641,333	—	3,393,449	2,978,879	24,034,782	27,013,661	(11,641,771)	15,371,890	—
Bella Vista I, II, III Combined	Woodland Hills, CA	2003- 2007	579	31,682,754	121,095,785	—	1,390,256	31,682,754	122,486,041	154,168,795	(23,933,139)	130,235,656	—
Belle Arts Condominium Homes, LLC	Bellevue, WA	2000	1	63,158	248,929	—	(5,320)	63,158	243,609	306,767	—	306,767	—
Beneva Place	Sarasota, FL	1986	192	1,344,000	9,665,447	—	1,728,604	1,344,000	11,394,051	12,738,051	(5,284,608)	7,453,443	—
Berkeley Land	Berkeley, CA	(F)	—	13,908,910	801,101	—	—	13,908,910	801,101	14,710,011	—	14,710,011	—
Bermuda Cove	Jacksonville, FL	1989	350	1,503,000	19,561,896	—	4,556,127	1,503,000	24,118,023	25,621,023	(11,324,915)	14,296,108	—
Bishop Park	Winter Park, FL	1991	324	2,592,000	17,990,436	—	3,646,274	2,592,000	21,636,710	24,228,710	(10,340,427)	13,888,283	—
Bradford Apartments	Newington, CT	1964	64	401,091	2,681,210	—	579,531	401,091	3,260,741	3,661,832	(1,301,744)	2,360,088	—
Briar Knoll Apts	Vernon, CT	1986	150	928,972	6,209,988	—	1,274,495	928,972	7,484,483	8,413,455	(3,030,004)	5,383,451	—
Bridford Lakes II	Greensboro, NC	(F)	—	1,100,564	792,509	—	—	1,100,564	792,509	1,893,073	—	1,893,073	—
Bridgewater at Wells Crossing	Orange Park, FL	1986	288	2,160,000	13,347,549	—	2,010,434	2,160,000	15,357,983	17,517,983	(6,560,719)	10,957,264	—
Brookside (MD)	Frederick, MD	1993	228	2,736,000	7,934,069	—	2,157,009	2,736,000	10,091,078	12,827,078	(4,847,243)	7,979,835	—
Brookside II (MD)	Frederick, MD	1979	204	2,450,800	6,913,202	—	2,622,214	2,450,800	9,535,416	11,986,216	(4,965,160)	7,021,056	—
Camellero	Scottsdale, AZ	1979	348	1,924,900	17,324,593	—	5,445,971	1,924,900	22,770,564	24,695,464	(13,879,083)	10,816,381	—
Carlyle Mill	Alexandria, VA	2002	317	10,000,000	51,367,913	—	3,585,927	10,000,000	54,953,840	64,953,840	(15,384,028)	49,569,812	—
Center Pointe	Beaverton, OR	1996	264	3,421,535	15,708,853	—	2,605,275	3,421,535	18,314,128	21,735,663	(7,023,656)	14,712,007	—
Centre Club	Ontario, CA	1994	312	5,616,000	23,485,891	—	2,576,818	5,616,000	26,062,709	31,678,709	(9,857,007)	21,821,702	—
Centre Club II	Ontario, CA	2002	100	1,820,000	9,528,898	—	539,590	1,820,000	10,068,488	11,888,488	(3,186,170)	8,702,318	—
Chandler Court	Chandler, AZ	1987	316	1,353,100	12,175,173	—	4,308,670	1,353,100	16,483,843	17,836,943	(9,303,425)	8,533,518	—
Chandlers Bay	Kent, WA	1989	293	3,700,000	18,962,585	—	69,473	3,700,000	19,032,058	22,732,058	(2,175,442)	20,556,616	—
Chatelaine Park	Duluth, GA	1995	303	1,818,000	24,489,671	—	1,974,089	1,818,000	26,463,760	28,281,760	(11,447,801)	16,833,959	—
Chesapeake Glen Apts (fka Greentree I, II & III)	Glen Burnie, MD	1973	796	8,993,411	27,301,052	—	20,936,090	8,993,411	48,237,142	57,230,553	(22,479,872)	34,750,681	—
Chestnut Hills	Puyallup, WA	1991	157	756,300	6,806,635	—	1,360,272	756,300	8,166,907	8,923,207	(4,244,605)	4,678,602	—
Chickasaw Crossing	Orlando, FL	1986	292	2,044,000	12,366,832	—	1,786,050	2,044,000	14,152,882	16,196,882	(6,515,656)	9,681,226	—
Chinatown Gateway	Los Angeles, CA	(F)	—	14,791,831	11,026,473	—	—	14,791,831	11,026,473	25,818,304	—	25,818,304	—
Citrus Falls	Tampa, FL	2003	273	8,190,000	28,894,280	—	381,158	8,190,000	29,275,438	37,465,438	(5,939,746)	31,525,692	—
City View (GA)	Atlanta, GA (G)	2003	202	6,440,800	19,993,460	—	1,256,448	6,440,800	21,249,908	27,690,708	(5,161,465)	22,529,243	—
Clarys Crossing	Columbia, MD	1984	198	891,000	15,489,721	—	1,986,718	891,000	17,476,439	18,367,439	(8,016,743)	10,350,696	—
Cleo, The	Los Angeles, CA	1989	92	6,615,467	14,829,335	—	3,663,066	6,615,467	18,492,401	25,107,868	(3,530,065)	21,577,803	—
Club at Tanasbourne	Hillsboro, OR	1990	352	3,521,300	16,257,934	—	3,046,161	3,521,300	19,304,095	22,825,395	(9,895,369)	12,930,026	—
Club at the Green	Beaverton, OR	1991	254	2,030,950	12,616,747	—	2,526,289	2,030,950	15,143,036	17,173,986	(7,815,215)	9,358,771	—
Coconut Palm Club	Coconut Creek, GA	1992	300	3,001,700	17,678,928	—	2,525,679	3,001,700	20,204,607	23,206,307	(9,321,082)	13,885,225	—
Cortona at Dana Park	Mesa, AZ	1986	222	2,028,939	12,466,128	—	2,413,182	2,028,939	14,879,310	16,908,249	(7,286,220)	9,622,029	—
Country Gables	Beaverton, OR	1991	288	1,580,500	14,215,444	—	3,412,313	1,580,500	17,627,757	19,208,257	(9,537,809)	9,670,448	—
Cove at Boynton Beach I	Boynton Beach, FL	1996	252	12,600,000	31,469,651	—	2,779,931	12,600,000	34,249,582	46,849,582	(9,526,032)	37,323,550	—
Cove at Boynton Beach II	Boynton Beach, FL	1998	296	14,800,000	37,874,719	—	—	14,800,000	37,874,719	52,674,719	(10,138,327)	42,536,392	—
Cove at Fishers Landing	Vancouver, WA	1993	253	2,277,000	15,656,887	—	1,152,551	2,277,000	16,809,438	19,086,438	(5,710,162)	13,376,276	—
Creekside Village	Mountlake Terrace, WA	1987	512	2,807,600	25,270,594	—	4,629,268	2,807,600	29,899,862	32,707,462	(17,364,294)	15,343,168	—
Crosswinds	St. Petersburg, FL	1986	208	1,561,200	5,756,822	—	2,155,601	1,561,200	7,912,423	9,473,623	(4,270,769)	5,202,854	—
Crown Court	Scottsdale, AZ	1987	416	3,156,600	28,414,599	—	7,093,468	3,156,600	35,508,067	38,664,667	(17,536,796)	21,127,871	—
Crowntree Lakes	Orlando, FL	2008	352	12,009,630	44,407,977	—	128,840	12,009,630	44,536,817	56,546,447	(5,032,304)	51,514,143	—
Cypress Lake at Waterford	Orlando, FL	2001	316	7,000,000	27,654,816	—	1,474,998	7,000,000	29,129,814	36,129,814	(7,889,517)	28,240,297	—
Dartmouth Woods	Lakewood, CO	1990	201	1,609,800	10,832,754	—	1,964,282	1,609,800	12,797,036	14,406,836	(6,455,552)	7,951,284	—
Dean Estates	Taunton, MA	1984	58	498,080	3,329,560	—	622,827	498,080	3,952,387	4,450,467	(1,678,930)	2,771,537	—
Deerwood (Corona)	Corona, CA	1992	316	4,742,200	20,272,892	—	3,818,931	4,742,200	24,091,823	28,834,023	(11,726,867)	17,107,156	—
Defoor Village	Atlanta, GA	1997	156	2,966,400	10,570,210	—	1,990,444	2,966,400	12,560,654	15,527,054	(5,858,484)	9,668,570	—

EQUITY RESIDENTIAL

Schedule III—Real Estate and Accumulated Depreciation

December 31, 2010

Description		Date of Constr- uction		Units (H)	Initial Cost to Company	Building & Fixtures	Cost Capit- alized Subse- quent to Acqui- sition (Improv- ements, net) (E)	Building & Fixtures	Gross Amount Carried at Close of Period 12/31/10	Building & Fixtures (A)	Total (B)	Accum- ulated Depre- ciation (C)	Investment in Real Estate, Net at 12/31/10 (B)	Encum- brances
Apartment Name	Location				Land		Land		Land
Del Mar Ridge	San Diego, CA	1998		181	7,801,824	36,948,176	—	2,298,593	7,801,824	39,246,769	47,048,593	(3,116,754)	43,931,839	—
Desert Homes	Phoenix, AZ	1982		412	1,481,050	13,390,249	—	4,652,484	1,481,050	18,042,733	19,523,783	(10,220,322)	9,303,461	—
Eagle Canyon	Chino Hills, CA	1985		252	1,808,900	16,274,361	—	4,994,045	1,808,900	21,268,406	23,077,306	(10,622,403)	12,454,903	—
Ellipse at Government Center	Fairfax, VA	1989		404	19,433,000	56,816,266	—	2,245,450	19,433,000	59,061,716	78,494,716	(7,973,317)	70,521,399	—
Emerson Place	Boston, MA (G)	1962		444	14,855,000	57,566,636	—	15,120,573	14,855,000	72,687,209	87,542,209	(36,608,983)	50,933,226	—
Enclave at Lake Underhill	Orlando, FL	1989		312	9,359,750	29,539,650	—	1,690,403	9,359,750	31,230,053	40,589,803	(7,327,341)	33,262,462	—
Enclave at Waterways	Deerfield Beach, FL	1998		300	15,000,000	33,194,576	—	843,037	15,000,000	34,037,613	49,037,613	(8,268,775)	40,768,838	—
Enclave at Winston Park	Coconut Creek, FL	1995		278	5,560,000	19,939,324	—	2,101,199	5,560,000	22,040,523	27,600,523	(7,511,989)	20,088,534	—
Enclave, The	Tempe, AZ	1994		204	1,500,192	19,281,399	—	1,333,483	1,500,192	20,614,882	22,115,074	(9,498,305)	12,616,769	—
Estates at Phipps	Atlanta, GA	1996		234	9,360,000	29,705,236	—	3,780,696	9,360,000	33,485,932	42,845,932	(9,625,684)	33,220,248	—
Estates at Wellington Green	Wellington, FL	2003		400	20,000,000	64,790,850	—	1,719,926	20,000,000	66,510,776	86,510,776	(15,486,015)	71,024,761	—
Fairland Gardens	Silver Spring, MD	1981		400	6,000,000	19,972,183	—	5,994,235	6,000,000	25,966,418	31,966,418	(12,839,143)	19,127,275	—
Four Winds	Fall River, MA	1987		168	1,370,843	9,163,804	—	1,961,290	1,370,843	11,125,094	12,495,937	(4,317,329)	8,178,608	—
Fox Hill Apartments	Enfield, CT	1974		168	1,129,018	7,547,256	—	1,410,030	1,129,018	8,957,286	10,086,304	(3,473,400)	6,612,904	—
Fox Run (WA)	Federal Way, WA	1988		144	626,637	5,765,018	—	1,644,476	626,637	7,409,494	8,036,131	(4,492,269)	3,543,862	—
Fox Run II (WA)	Federal Way, WA	1988		18	80,000	1,286,139	—	53,086	80,000	1,339,225	1,419,225	(389,957)	1,029,268	—
Gables Grand Plaza	Coral Gables, FL (G)	1998		195	—	44,601,000	—	3,174,122	—	47,775,122	47,775,122	(12,598,590)	35,176,532	—
Gallery, The	Hermosa Beach, CA	1971		168	18,144,000	46,567,941	—	1,719,605	18,144,000	48,287,546	66,431,546	(9,535,678)	56,895,868	—
Gatehouse at Pine Lake	Pembroke Pines, FL	1990		296	1,896,600	17,070,795	—	3,174,037	1,896,600	20,244,832	22,141,432	(10,411,240)	11,730,192	—
Gatehouse on the Green	Plantation, FL	1990		312	2,228,200	20,056,270	—	6,485,962	2,228,200	26,542,232	28,770,432	(12,580,475)	16,189,957	—
Gates of Redmond	Redmond, WA	1979		180	2,306,100	12,064,015	—	4,624,741	2,306,100	16,688,756	18,994,856	(7,467,775)	11,527,081	—
Gatewood	Pleasanton, CA	1985		200	6,796,511	20,249,392	—	3,558,873	6,796,511	23,808,265	30,604,776	(6,922,485)	23,682,291	—
Governors Green	Bowie, MD	1999		478	19,845,000	73,335,916	—	513,833	19,845,000	73,849,749	93,694,749	(10,600,450)	83,094,299	—
Greenfield Village	Rocky Hill , CT	1965		151	911,534	6,093,418	—	623,523	911,534	6,716,941	7,628,475	(2,669,219)	4,959,256	—
Greenhouse—Roswell	Roswell, GA	1985		236	1,220,000	10,974,727	—	2,862,866	1,220,000	13,837,593	15,057,593	(8,334,268)	6,723,325	—
Hamilton Villas	Beverly Hills, CA	1990		35	7,772,000	16,864,269	—	1,197,789	7,772,000	18,062,058	25,834,058	(2,088,921)	23,745,137	—
Hammocks Place	Miami, FL	1986		296	319,180	12,513,467	—	3,361,988	319,180	15,875,455	16,194,635	(9,682,288)	6,512,347	—
Hampshire Place	Los Angeles, CA	1989		259	10,806,000	30,335,330	—	1,855,750	10,806,000	32,191,080	42,997,080	(8,142,603)	34,854,477	—
Hamptons	Puyallup, WA	1991		230	1,119,200	10,075,844	—	1,812,434	1,119,200	11,888,278	13,007,478	(6,014,780)	6,992,698	—
Heritage Ridge	Lynwood, WA	1999		197	6,895,000	18,983,597	—	492,899	6,895,000	19,476,496	26,371,496	(5,168,705)	21,202,791	—
Heritage, The	Phoenix, AZ	1995		204	1,209,705	13,136,903	—	1,360,019	1,209,705	14,496,922	15,706,627	(6,803,317)	8,903,310	—
Heron Pointe	Boynton Beach, FL	1989		192	1,546,700	7,774,676	—	1,923,892	1,546,700	9,698,568	11,245,268	(5,039,618)	6,205,650	—
High Meadow	Ellington, CT	1975		100	583,679	3,901,774	—	756,263	583,679	4,658,037	5,241,716	(1,793,920)	3,447,796	—
Highland Glen	Westwood, MA	1979		180	2,229,095	16,828,153	—	2,239,543	2,229,095	19,067,696	21,296,791	(7,067,157)	14,229,634	—
Highland Glen II	Westwood, MA	2007		102	—	19,875,857	—	80,545	—	19,956,402	19,956,402	(2,819,615)	17,136,787	—
Highlands at South Plainfield	South Plainfield, NJ	2000		252	10,080,000	37,526,912	—	733,896	10,080,000	38,260,808	48,340,808	(7,925,678)	40,415,130	—
Highlands, The	Scottsdale, AZ	1990		272	11,823,840	31,990,970	—	2,805,757	11,823,840	34,796,727	46,620,567	(7,688,227)	38,932,340	—
Hudson Crossing	New York, NY (G)	2003		259	23,420,000	70,086,976	—	748,402	23,420,000	70,835,378	94,255,378	(16,184,367)	78,071,011	—
Hudson Pointe	Jersey City, NJ	2003		182	5,148,500	41,149,117	—	1,048,724	5,148,500	42,197,841	47,346,341	(10,223,470)	37,122,871	—
Hunt Club II	Charlotte, NC	(F	)	—	100,000	—	—	—	100,000	—	100,000	—	100,000	—
Huntington Park	Everett, WA	1991		381	1,597,500	14,367,864	—	3,620,694	1,597,500	17,988,558	19,586,058	(10,893,191)	8,692,867	—
Indian Bend	Scottsdale, AZ	1973		278	1,075,700	9,800,330	—	3,042,609	1,075,700	12,842,939	13,918,639	(8,082,539)	5,836,100	—
Iron Horse Park	Pleasant Hill, CA	1973		252	15,000,000	24,335,549	—	7,755,418	15,000,000	32,090,967	47,090,967	(8,103,335)	38,987,632	—
Isle at Arrowhead Ranch	Glendale, AZ	1996		256	1,650,237	19,593,123	—	1,660,272	1,650,237	21,253,395	22,903,632	(9,860,515)	13,043,117	—
Kempton Downs	Gresham, OR	1990		278	1,217,349	10,943,372	—	2,838,147	1,217,349	13,781,519	14,998,868	(7,994,662)	7,004,206	—
Kenwood Mews	Burbank, CA	1991		141	14,100,000	24,662,883	—	1,627,860	14,100,000	26,290,743	40,390,743	(5,165,397)	35,225,346	—
Key Isle at Windermere	Ocoee, FL	2000		282	8,460,000	31,761,470	—	1,197,975	8,460,000	32,959,445	41,419,445	(7,409,728)	34,009,717	—
Key Isle at Windermere II	Ocoee, FL	2008		165	3,306,286	24,519,643	—	21,547	3,306,286	24,541,190	27,847,476	(2,038,084)	25,809,392	—
Kings Colony (FL)	Miami, FL	1986		480	19,200,000	48,379,586	—	2,692,770	19,200,000	51,072,356	70,272,356	(12,387,179)	57,885,177	—
La Mirage	San Diego, CA	1988/1992		1,070	28,895,200	95,567,943	—	13,968,700	28,895,200	109,536,643	138,431,843	(51,916,782)	86,515,061	—
La Mirage IV	San Diego, CA	2001		340	6,000,000	47,449,353	—	2,944,380	6,000,000	50,393,733	56,393,733	(16,239,415)	40,154,318	—
Laguna Clara	Santa Clara, CA	1972		264	13,642,420	29,707,475	—	3,329,323	13,642,420	33,036,798	46,679,218	(9,100,501)	37,578,717	—
Lake Buena Vista Combined	Orlando, FL	2000/2002		672	23,520,000	75,068,206	—	3,594,116	23,520,000	78,662,322	102,182,322	(17,301,402)	84,880,920	—
Landings at Pembroke Lakes	Pembroke Pines, FL	1989		358	17,900,000	24,460,989	—	4,881,752	17,900,000	29,342,741	47,242,741	(7,519,945)	39,722,796	—
Landings at Port Imperial	W. New York, NJ	1999		276	27,246,045	37,741,050	—	6,567,661	27,246,045	44,308,711	71,554,756	(15,348,539)	56,206,217	—
Las Colinas at Black Canyon	Phoenix, AZ	2008		304	9,000,000	35,917,811	—	115,519	9,000,000	36,033,330	45,033,330	(4,435,319)	40,598,011	—
Legacy at Highlands Ranch	Highlands Ranch, CO	1999		422	6,330,000	37,557,013	—	1,466,728	6,330,000	39,023,741	45,353,741	(9,805,338)	35,548,403	—
Legacy Park Central	Concord, CA	2003		259	6,469,230	46,745,854	—	295,479	6,469,230	47,041,333	53,510,563	(10,789,289)	42,721,274	—
Lexington Farm	Alpharetta, GA	1995		352	3,521,900	22,888,305	—	2,476,212	3,521,900	25,364,517	28,886,417	(11,200,145)	17,686,272	—
Lexington Park	Orlando, FL	1988		252	2,016,000	12,346,726	—	2,450,467	2,016,000	14,797,193	16,813,193	(7,062,512)	9,750,681	—
Little Cottonwoods	Tempe, AZ	1984		379	3,050,133	26,991,689	—	3,737,391	3,050,133	30,729,080	33,779,213	(14,499,829)	19,279,384	—
Longacre House	New York, NY (G)	2000		293	73,170,045	53,962,510	—	125,953	73,170,045	54,088,463	127,258,508	(7,505,448)	119,753,060	—
Longfellow Place	Boston, MA (G)	1975		710	53,164,160	183,940,619	—	47,318,604	53,164,160	231,259,223	284,423,383	(97,449,615)	186,973,768	—
Longwood	Decatur, GA	1992		268	1,454,048	13,087,393	—	2,002,602	1,454,048	15,089,995	16,544,043	(8,825,354)	7,718,689	—
Madison, The	Alexandria, VA	(F	)	—	15,261,108	1,080,330	—	—	15,261,108	1,080,330	16,341,438	—	16,341,438	—
Marbrisa	Tampa, FL	1984		224	2,240,000	7,183,561	—	79,738	2,240,000	7,263,299	9,503,299	(1,234,564)	8,268,735	—
Mariners Wharf	Orange Park, FL	1989		272	1,861,200	16,744,951	—	3,244,046	1,861,200	19,988,997	21,850,197	(9,702,938)	12,147,259	—
Market Street Landing	Seattle, WA	(F	)	—	12,542,418	297,637	—	—	12,542,418	297,637	12,840,055	—	12,840,055	—
Marquessa	Corona Hills, CA	1992		336	6,888,500	21,604,584	—	2,726,408	6,888,500	24,330,992	31,219,492	(11,834,160)	19,385,332	—
Martha Lake	Lynnwood, WA	1991		155	821,200	7,405,070	—	1,985,277	821,200	9,390,347	10,211,547	(4,980,064)	5,231,483	—
Martine, The	Bellevue, WA	1984		67	3,200,000	9,616,264	—	2,642,670	3,200,000	12,258,934	15,458,934	(1,957,800)	13,501,134	—
Merritt at Satellite Place	Duluth, GA	1999		424	3,400,000	30,115,674	—	2,440,228	3,400,000	32,555,902	35,955,902	(13,072,220)	22,883,682	—
Mill Pond	Millersville, MD	1984		240	2,880,000	8,468,014	—	2,718,776	2,880,000	11,186,790	14,066,790	(5,505,405)	8,561,385	—
Mira Flores	Palm Beach Gardens, FL	1996		352	7,039,313	22,515,299	—	2,298,916	7,039,313	24,814,215	31,853,528	(8,485,263)	23,368,265	—

EQUITY RESIDENTIAL

Schedule III—Real Estate and Accumulated Depreciation

December 31, 2010

Description		Date of Constr- uction		Units (H)	Initial Cost to Company	Building & Fixtures	Cost Capit- alized Subse- quent to Acqui- sition (Improv- ements, net) (E)	Building & Fixtures	Gross Amount Carried at Close of Period 12/31/10	Building & Fixtures (A)	Total (B)	Accum- ulated Depre- ciation (C)	Investment in Real Estate, Net at 12/31/10 (B)	Encum- brances
Apartment Name	Location				Land		Land		Land
Mission Bay	Orlando, FL	1991		304	2,432,000	21,623,560	—	2,717,235	2,432,000	24,340,795	26,772,795	(10,820,242)	15,952,553	—
Mission Verde, LLC	San Jose, CA	1986		108	5,190,700	9,679,109	—	3,151,242	5,190,700	12,830,351	18,021,051	(5,623,277)	12,397,774	—
Morningside	Scottsdale, AZ	1989		160	670,470	12,607,976	—	1,697,299	670,470	14,305,275	14,975,745	(6,740,861)	8,234,884	—
Mosaic at Largo Station	Hyattsville, MD	2008		242	4,120,800	42,477,297	—	237,451	4,120,800	42,714,748	46,835,548	(4,141,764)	42,693,784	—
Mozaic at Union Station	Los Angeles, CA	2007		272	8,500,000	52,583,270	—	668,419	8,500,000	53,251,689	61,751,689	(8,972,618)	52,779,071	—
New River Cove	Davie, FL	1999		316	15,800,000	46,142,895	—	1,049,654	15,800,000	47,192,549	62,992,549	(10,341,684)	52,650,865	—
Northampton 1	Largo, MD	1977		344	1,843,200	17,528,381	—	5,798,143	1,843,200	23,326,524	25,169,724	(14,229,754)	10,939,970	—
Northampton 2	Largo, MD	1988		276	1,513,500	14,246,990	—	3,654,124	1,513,500	17,901,114	19,414,614	(10,571,731)	8,842,883	—
Northglen	Valencia, CA	1988		234	9,360,000	20,778,553	—	1,728,818	9,360,000	22,507,371	31,867,371	(8,256,285)	23,611,086	—
Northlake (MD)	Germantown, MD	1985		304	15,000,000	23,142,302	—	9,754,730	15,000,000	32,897,032	47,897,032	(9,909,101)	37,987,931	—
Northridge	Pleasant Hill, CA	1974		221	5,527,800	14,691,705	—	8,471,887	5,527,800	23,163,592	28,691,392	(9,697,063)	18,994,329	—
Oak Park North	Agoura Hills, CA	1990		220	1,706,900	15,362,666	—	2,806,978	1,706,900	18,169,644	19,876,544	(9,627,790)	10,248,754	—
Oak Park South	Agoura Hills, CA	1989		224	1,683,800	15,154,608	—	2,923,629	1,683,800	18,078,237	19,762,037	(9,624,230)	10,137,807	—
Oaks at Falls Church	Falls Church, VA	1966		176	20,240,000	20,152,616	—	3,552,434	20,240,000	23,705,050	43,945,050	(5,665,262)	38,279,788	—
Ocean Crest	Solana Beach, CA	1986		146	5,111,200	11,910,438	—	2,058,043	5,111,200	13,968,481	19,079,681	(6,514,987)	12,564,694	—
Ocean Walk	Key West, FL	1990		297	2,838,749	25,545,009	—	3,233,758	2,838,749	28,778,767	31,617,516	(13,599,381)	18,018,135	—
Olympus Towers	Seattle, WA (G)	2000		328	14,752,034	73,335,425	—	2,226,097	14,752,034	75,561,522	90,313,556	(19,377,834)	70,935,722	—
Orchard Ridge	Lynnwood, WA	1988		104	480,600	4,372,033	—	1,127,901	480,600	5,499,934	5,980,534	(3,295,398)	2,685,136	—
Overlook Manor	Frederick, MD	1980/1985		108	1,299,100	3,930,931	—	2,142,057	1,299,100	6,072,988	7,372,088	(3,277,788)	4,094,300	—
Overlook Manor II	Frederick, MD	1980/1985		182	2,186,300	6,262,597	—	1,253,022	2,186,300	7,515,619	9,701,919	(3,549,205)	6,152,714	—
Paces Station	Atlanta, GA	1984- 1989		610	4,801,500	32,548,053	—	8,202,985	4,801,500	40,751,038	45,552,538	(20,808,476)	24,744,062	—
Palm Trace Landings	Davie, FL	1995		768	38,400,000	105,693,432	—	2,605,905	38,400,000	108,299,337	146,699,337	(23,469,327)	123,230,010	—
Panther Ridge	Federal Way, WA	1980		260	1,055,800	9,506,117	—	1,846,801	1,055,800	11,352,918	12,408,718	(5,866,485)	6,542,233	—
Parc 77	New York, NY (G)	1903		137	40,504,000	18,025,679	—	4,115,467	40,504,000	22,141,146	62,645,146	(4,773,963)	57,871,183	—
Parc Cameron	New York, NY (G)	1927		166	37,600,000	9,855,597	—	5,120,583	37,600,000	14,976,180	52,576,180	(3,867,865)	48,708,315	—
Parc Coliseum	New York, NY (G)	1910		177	52,654,000	23,045,751	—	6,947,750	52,654,000	29,993,501	82,647,501	(6,372,704)	76,274,797	—
Park at Turtle Run, The	Coral Springs, FL	2001		257	15,420,000	36,064,629	—	898,823	15,420,000	36,963,452	52,383,452	(9,407,101)	42,976,351	—
Park West (CA)	Los Angeles, CA	1987/1990		444	3,033,500	27,302,383	—	5,418,219	3,033,500	32,720,602	35,754,102	(17,933,416)	17,820,686	—
Parkside	Union City, CA	1979		208	6,246,700	11,827,453	—	3,310,231	6,246,700	15,137,684	21,384,384	(7,795,045)	13,589,339	—
Parkview Terrace	Redlands, CA	1986		558	4,969,200	35,653,777	—	11,282,338	4,969,200	46,936,115	51,905,315	(22,196,279)	29,709,036	—
Phillips Park	Wellesley, MA	1988		49	816,922	5,460,955	—	936,091	816,922	6,397,046	7,213,968	(2,475,515)	4,738,453	—
Pine Harbour	Orlando, FL	1991		366	1,664,300	14,970,915	—	3,529,258	1,664,300	18,500,173	20,164,473	(11,225,249)	8,939,224	—
Playa Pacifica	Hermosa Beach,CA	1972		285	35,100,000	33,473,822	—	7,145,521	35,100,000	40,619,343	75,719,343	(10,641,111)	65,078,232	—
Pointe at South Mountain	Phoenix, AZ	1988		364	2,228,800	20,059,311	—	3,210,958	2,228,800	23,270,269	25,499,069	(11,847,168)	13,651,901	—
Polos East	Orlando, FL	1991		308	1,386,000	19,058,620	—	2,188,231	1,386,000	21,246,851	22,632,851	(9,567,266)	13,065,585	—
Port Royale	Ft. Lauderdale, FL (G)	1988		252	1,754,200	15,789,873	—	7,514,240	1,754,200	23,304,113	25,058,313	(12,612,882)	12,445,431	—
Port Royale II	Ft. Lauderdale, FL (G)	1988		161	1,022,200	9,203,166	—	4,702,265	1,022,200	13,905,431	14,927,631	(7,140,443)	7,787,188	—
Port Royale III	Ft. Lauderdale, FL (G)	1988		324	7,454,900	14,725,802	—	8,935,675	7,454,900	23,661,477	31,116,377	(11,497,857)	19,618,520	—
Port Royale IV	Ft. Lauderdale, FL	(F	)	—	—	387,471	—	—	—	387,471	387,471	—	387,471	—
Portofino	Chino Hills, CA	1989		176	3,572,400	14,660,994	—	2,150,998	3,572,400	16,811,992	20,384,392	(7,854,366)	12,530,026	—
Portofino (Val)	Valencia, CA	1989		216	8,640,000	21,487,126	—	2,302,820	8,640,000	23,789,946	32,429,946	(8,794,584)	23,635,362	—
Portside Towers	Jersey City, NJ (G)	1992- 1997		527	22,487,006	96,842,913	—	14,773,378	22,487,006	111,616,291	134,103,297	(47,349,520)	86,753,777	—
Preserve at Deer Creek	Deerfield Beach, FL	1997		540	13,500,000	60,011,208	—	3,069,187	13,500,000	63,080,395	76,580,395	(16,723,806)	59,856,589	—
Prime, The	Arlington, VA	2002		256	32,000,000	64,436,539	—	587,595	32,000,000	65,024,134	97,024,134	(12,202,034)	84,822,100	—
Promenade at Aventura	Aventura, FL	1995		296	13,320,000	30,353,748	—	4,740,072	13,320,000	35,093,820	48,413,820	(12,325,089)	36,088,731	—
Promenade at Town Center I	Valencia, CA	2001		294	14,700,000	35,390,279	—	2,762,304	14,700,000	38,152,583	52,852,583	(10,327,370)	42,525,213	—
Promenade at Wyndham Lakes	Coral Springs, FL	1998		332	6,640,000	26,743,760	—	3,364,705	6,640,000	30,108,465	36,748,465	(10,964,932)	25,783,533	—
Promenade Terrace	Corona, CA	1990		330	2,272,800	20,546,289	—	4,744,546	2,272,800	25,290,835	27,563,635	(13,575,380)	13,988,255	—
Promontory Pointe I & II	Phoenix, AZ	1984/1996		424	2,355,509	30,421,840	—	3,698,629	2,355,509	34,120,469	36,475,978	(16,314,043)	20,161,935	—
Prospect Towers	Hackensack, NJ	1995		157	3,926,600	31,738,452	—	2,938,287	3,926,600	34,676,739	38,603,339	(13,635,911)	24,967,428	—
Prospect Towers II	Hackensack, NJ	2002		203	4,500,000	33,104,733	—	2,070,180	4,500,000	35,174,913	39,674,913	(10,813,863)	28,861,050	—
Ravens Crest	Plainsboro, NJ	1984		704	4,670,850	42,080,642	—	11,945,748	4,670,850	54,026,390	58,697,240	(31,532,339)	27,164,901	—
Redmond Ridge	Redmond, WA	2008		321	6,975,705	46,175,001	—	73,615	6,975,705	46,248,616	53,224,321	(4,628,114)	48,596,207	—
Red 160 (fka Redmond Way)	Redmond, WA (G)	(F	)	—	15,546,376	61,417,903	—	9,488	15,546,376	61,427,391	76,973,767	(339)	76,973,428	—
Regency Palms	Huntington Beach, CA	1969		310	1,857,400	16,713,254	—	4,433,614	1,857,400	21,146,868	23,004,268	(11,462,162)	11,542,106	—
Regency Park	Centreville, VA	1989		252	2,521,500	16,200,666	—	7,802,524	2,521,500	24,003,190	26,524,690	(11,693,111)	14,831,579	—
Registry	Northglenn, CO	1986		208	2,000,000	10,926,759	—	48,337	2,000,000	10,975,096	12,975,096	(1,278,875)	11,696,221	—
Remington Place	Phoenix, AZ	1983		412	1,492,750	13,377,478	—	4,637,494	1,492,750	18,014,972	19,507,722	(10,299,256)	9,208,466	—
Renaissance Villas	Berkeley, CA (G)	1998		34	2,458,000	4,542,000	—	5,418	2,458,000	4,547,418	7,005,418	(332,879)	6,672,539	—
Reserve at Ashley Lake	Boynton Beach, FL	1990		440	3,520,400	23,332,494	—	4,721,183	3,520,400	28,053,677	31,574,077	(13,452,026)	18,122,051	—
Reserve at Town Center	Loudon, VA	2002		290	3,144,056	27,669,121	—	712,324	3,144,056	28,381,445	31,525,501	(7,401,808)	24,123,693	—
Reserve at Town Center II (WA)	Mill Creek, WA	2009		100	4,310,417	17,172,642	—	7,133	4,310,417	17,179,775	21,490,192	(614,973)	20,875,219	—
Reserve at Town Center III	Mill Creek, WA	(F	)	—	2,089,388	220,235	—	—	2,089,388	220,235	2,309,623	—	2,309,623	—
Retreat, The	Phoenix, AZ	1999		480	3,475,114	27,265,252	—	2,380,882	3,475,114	29,646,134	33,121,248	(12,339,194)	20,782,054	—
Rianna I	Seattle, WA (G)	2000		78	2,268,160	14,864,482	—	84,986	2,268,160	14,949,468	17,217,628	(1,125,268)	16,092,360	—
Ridgewood Village I&II	San Diego, CA	1997		408	11,809,500	34,004,048	—	2,195,996	11,809,500	36,200,044	48,009,544	(14,118,993)	33,890,551	—
River Pointe at Den Rock Park	Lawrence, MA	2000		174	4,615,702	18,440,147	—	1,212,909	4,615,702	19,653,056	24,268,758	(6,078,818)	18,189,940	—
River Tower	New York, NY (G)	1982		323	118,669,441	98,880,559	—	401,052	118,669,441	99,281,611	217,951,052	(12,970,964)	204,980,088	—
Rivers Bend (CT)	Windsor, CT	1973		373	3,325,517	22,573,826	—	2,724,959	3,325,517	25,298,785	28,624,302	(9,670,355)	18,953,947	—
Riverview Condominiums	Norwalk, CT	1991		92	2,300,000	7,406,730	—	1,806,846	2,300,000	9,213,576	11,513,576	(4,117,696)	7,395,880	—
Royal Oaks (FL)	Jacksonville, FL	1991		284	1,988,000	13,645,117	—	3,882,711	1,988,000	17,527,828	19,515,828	(7,780,869)	11,734,959	—
Sabal Palm at Carrollwood Place	Tampa, FL	1995		432	3,888,000	26,911,542	—	2,533,589	3,888,000	29,445,131	33,333,131	(12,979,307)	20,353,824	—
Sabal Palm at Lake Buena Vista	Orlando, FL	1988		400	2,800,000	23,687,893	—	3,982,057	2,800,000	27,669,950	30,469,950	(12,197,653)	18,272,297	—
Sabal Palm at Metrowest	Orlando, FL	1998		411	4,110,000	38,394,865	—	3,876,633	4,110,000	42,271,498	46,381,498	(18,443,292)	27,938,206	—

EQUITY RESIDENTIAL

Schedule III—Real Estate and Accumulated Depreciation

December 31, 2010

Description		Date of Constr- uction		Units (H)	Initial Cost to Company	Building & Fixtures	Cost Capit- alized Subse- quent to Acqui- sition (Improv- ements, net) (E)	Building & Fixtures	Gross Amount Carried at Close of Period 12/31/10	Building & Fixtures (A)	Total (B)	Accum- ulated Depre- ciation (C)	Investment in Real Estate, Net at 12/31/10 (B)	Encum- brances
Apartment Name	Location				Land		Land		Land
Sabal Palm at Metrowest II	Orlando, FL	1997		456	4,560,000	33,907,283	—	2,691,106	4,560,000	36,598,389	41,158,389	(15,830,427)	25,327,962	—
Sabal Pointe	Coral Springs, FL	1995		275	1,951,600	17,570,508	—	3,961,145	1,951,600	21,531,653	23,483,253	(11,635,146)	11,848,107	—
Saddle Ridge	Ashburn, VA	1989		216	1,364,800	12,283,616	—	2,201,030	1,364,800	14,484,646	15,849,446	(7,934,560)	7,914,886	—
Sage	Everett, WA	2002		123	2,500,000	12,021,256	—	412,814	2,500,000	12,434,070	14,934,070	(2,576,867)	12,357,203	—
Savannah at Park Place	Atlanta, GA	2001		416	7,696,095	34,114,542	—	2,628,399	7,696,095	36,742,941	44,439,036	(10,138,404)	34,300,632	—
Savoy III	Aurora, CO	(F	)	—	659,165	4,749,723	—	—	659,165	4,749,723	5,408,888	—	5,408,888	—
Sawgrass Cove	Bradenton, FL	1991		336	3,360,000	12,587,189	—	80,974	3,360,000	12,668,163	16,028,163	(1,947,404)	14,080,759	—
Scarborough Square	Rockville, MD	1967		121	1,815,000	7,608,126	—	2,394,761	1,815,000	10,002,887	11,817,887	(4,923,278)	6,894,609	—
Sedona Ridge	Phoenix, AZ	1989		250	3,750,000	14,750,000	—	254,926	3,750,000	15,004,926	18,754,926	(2,039,282)	16,715,644	—
Seeley Lake	Lakewood, WA	1990		522	2,760,400	24,845,286	—	4,006,480	2,760,400	28,851,766	31,612,166	(14,437,537)	17,174,629	—
Seventh & James	Seattle, WA	1992		96	663,800	5,974,803	—	2,878,988	663,800	8,853,791	9,517,591	(4,849,519)	4,668,072	—
Shadow Creek	Winter Springs, FL	2000		280	6,000,000	21,719,768	—	1,434,843	6,000,000	23,154,611	29,154,611	(6,340,966)	22,813,645	—
Sheridan Lake Club	Dania Beach, FL	2001		240	12,000,000	23,170,580	—	1,252,843	12,000,000	24,423,423	36,423,423	(5,113,176)	31,310,247	—
Sheridan Ocean Club combined	Dania Beach, FL	1991		648	18,313,414	47,091,593	—	14,017,392	18,313,414	61,108,985	79,422,399	(21,027,176)	58,395,223	—
Siena Terrace	Lake Forest, CA	1988		356	8,900,000	24,083,024	—	2,738,600	8,900,000	26,821,624	35,721,624	(11,637,233)	24,084,391	—
Silver Springs (FL)	Jacksonville, FL	1985		432	1,831,100	16,474,735	—	5,779,723	1,831,100	22,254,458	24,085,558	(12,404,671)	11,680,887	—
Skycrest	Valencia, CA	1999		264	10,560,000	25,574,457	—	1,870,144	10,560,000	27,444,601	38,004,601	(10,001,263)	28,003,338	—
Skylark	Union City, CA	1986		174	1,781,600	16,731,916	—	1,608,125	1,781,600	18,340,041	20,121,641	(8,137,578)	11,984,063	—
Skyline Terrace	Burlingame, CA	1967/1987		138	16,836,000	35,414,000	—	469	16,836,000	35,414,469	52,250,469	(227,411)	52,023,058	—
Skyline Towers	Falls Church, VA (G)	1971		939	78,278,200	91,485,591	—	27,969,652	78,278,200	119,455,243	197,733,443	(30,881,457)	166,851,986	—
Skyview	Rancho Santa Margarita, CA	1999		260	3,380,000	21,952,863	—	1,667,929	3,380,000	23,620,792	27,000,792	(9,657,421)	17,343,371	—
Sonoran	Phoenix, AZ	1995		429	2,361,922	31,841,724	—	2,900,306	2,361,922	34,742,030	37,103,952	(16,082,432)	21,021,520	—
Southwood	Palo Alto, CA	1985		100	6,936,600	14,324,069	—	2,065,301	6,936,600	16,389,370	23,325,970	(7,489,798)	15,836,172	—
Springbrook Estates	Riverside, CA	(F	)	—	18,200,000	—	—	—	18,200,000	—	18,200,000	—	18,200,000	—
St. Andrews at Winston Park	Coconut Creek, FL	1997		284	5,680,000	19,812,090	—	2,144,175	5,680,000	21,956,265	27,636,265	(7,512,645)	20,123,620	—
Stoney Creek	Lakewood, WA	1990		231	1,215,200	10,938,134	—	2,267,480	1,215,200	13,205,614	14,420,814	(6,703,659)	7,717,155	—
Summerwood	Hayward, CA	1982		162	4,810,644	6,942,743	—	2,132,610	4,810,644	9,075,353	13,885,997	(4,231,400)	9,654,597	—
Summit & Birch Hill	Farmington, CT	1967		186	1,757,438	11,748,112	—	2,916,135	1,757,438	14,664,247	16,421,685	(5,733,897)	10,687,788	—
Summit at Lake Union	Seattle, WA	1995 - 1997		150	1,424,700	12,852,461	—	3,097,192	1,424,700	15,949,653	17,374,353	(7,701,759)	9,672,594	—
Surprise Lake Village	Milton, WA	1986		338	4,162,543	21,995,958	—	167,483	4,162,543	22,163,441	26,325,984	(2,484,576)	23,841,408	—
Sycamore Creek	Scottsdale, AZ	1984		350	3,152,000	19,083,727	—	3,055,695	3,152,000	22,139,422	25,291,422	(10,946,251)	14,345,171	—
Tanasbourne Terrace	Hillsboro, OR	1986- 1989		373	1,876,700	16,891,205	—	3,764,711	1,876,700	20,655,916	22,532,616	(12,425,399)	10,107,217	—
Third Square	Cambridge, MA (G)	2008/2009		482	27,812,384	228,734,105	—	567,932	27,812,384	229,302,037	257,114,421	(15,770,134)	241,344,287	—
Tortuga Bay	Orlando, FL	2004		314	6,280,000	32,121,779	—	985,669	6,280,000	33,107,448	39,387,448	(7,923,623)	31,463,825	—
Toscana	Irvine, CA	1991/1993		563	39,410,000	50,806,072	—	6,395,983	39,410,000	57,202,055	96,612,055	(21,654,115)	74,957,940	—
Townes at Herndon	Herndon, VA	2002		218	10,900,000	49,216,125	—	576,648	10,900,000	49,792,773	60,692,773	(10,492,949)	50,199,824	—
Trump Place, 140 Riverside	New York, NY (G)	2003		354	103,539,100	94,082,725	—	1,245,121	103,539,100	95,327,846	198,866,946	(20,098,341)	178,768,605	—
Trump Place, 160 Riverside	New York, NY (G)	2001		455	139,933,500	190,964,745	—	4,193,547	139,933,500	195,158,292	335,091,792	(39,008,991)	296,082,801	—
Trump Place, 180 Riverside	New York, NY (G)	1998		516	144,968,250	138,346,681	—	5,245,129	144,968,250	143,591,810	288,560,060	(30,420,203)	258,139,857	—
Uwajimaya Village	Seattle, WA	2002		176	8,800,000	22,188,288	—	231,285	8,800,000	22,419,573	31,219,573	(5,828,856)	25,390,717	—
Valencia Plantation	Orlando, FL	1990		194	873,000	12,819,377	—	2,124,405	873,000	14,943,782	15,816,782	(6,429,174)	9,387,608	—
Vantage Pointe	San Diego, CA (G)	2009		679	9,403,960	190,596,040	—	878,314	9,403,960	191,474,354	200,878,314	(2,779,752)	198,098,562	—
Versailles (K-Town)	Los Angeles, CA	2008		225	10,590,975	44,409,025	—	17,858	10,590,975	44,426,883	55,017,858	(2,028,003)	52,989,855	—
Victor on Venice	Los Angeles, CA (G)	2006		115	10,350,000	35,433,437	—	105,588	10,350,000	35,539,025	45,889,025	(6,273,594)	39,615,431	—
Villa Encanto	Phoenix, AZ	1983		385	2,884,447	22,197,363	—	3,530,421	2,884,447	25,727,784	28,612,231	(12,649,439)	15,962,792	—
Villa Solana	Laguna Hills, CA	1984		272	1,665,100	14,985,678	—	6,271,253	1,665,100	21,256,931	22,922,031	(12,286,928)	10,635,103	—
Village at Bear Creek	Lakewood, CO	1987		472	4,519,700	40,676,390	—	4,115,836	4,519,700	44,792,226	49,311,926	(21,310,226)	28,001,700	—
Vista Del Largo	Mission Viejo, CA	1986- 1988		608	4,525,800	40,736,293	—	10,948,915	4,525,800	51,685,208	56,211,008	(30,191,450)	26,019,558	—
Vista Grove	Mesa, AZ	1997/1998		224	1,341,796	12,157,045	—	1,295,291	1,341,796	13,452,336	14,794,132	(6,225,002)	8,569,130	—
Vista Montana—Residential & Townhomes	San Jose, CA	(F	)	—	51,000,000	—	—	—	51,000,000	—	51,000,000	—	51,000,000	—
Vista on Courthouse	Arlington, VA	2008		220	15,550,260	69,449,740	—	86,777	15,550,260	69,536,517	85,086,777	(5,267,387)	79,819,390	—
Waterford at Deerwood	Jacksonville, FL	1985		248	1,496,913	10,659,702	—	3,584,784	1,496,913	14,244,486	15,741,399	(6,711,046)	9,030,353	—
Waterford at Orange Park	Orange Park, FL	1986		280	1,960,000	12,098,784	—	2,967,016	1,960,000	15,065,800	17,025,800	(7,417,680)	9,608,120	—
Waterford Place (CO)	Thornton, CO	1998		336	5,040,000	29,946,419	—	1,310,833	5,040,000	31,257,252	36,297,252	(9,793,049)	26,504,203	—
Waterside	Reston, VA	1984		276	20,700,000	27,474,388	—	7,638,031	20,700,000	35,112,419	55,812,419	(9,030,796)	46,781,623	—
Webster Green	Needham, MA	1985		77	1,418,893	9,485,006	—	1,000,811	1,418,893	10,485,817	11,904,710	(3,879,487)	8,025,223	—
Welleby Lake Club	Sunrise, FL	1991		304	3,648,000	17,620,879	—	3,744,103	3,648,000	21,364,982	25,012,982	(9,435,056)	15,577,926	—
West End Apartments (fka Emerson Place/CRP II)	Boston, MA (G)	2008		310	469,546	163,123,022	—	358,369	469,546	163,481,391	163,950,937	(15,522,448)	148,428,489	—
Westerly at Worldgate	Herndon, VA	1995		320	14,568,000	43,620,057	—	1,062,632	14,568,000	44,682,689	59,250,689	(6,046,012)	53,204,677	—
Westfield Village	Centerville, VA	1988		228	7,000,000	23,245,834	—	4,574,728	7,000,000	27,820,562	34,820,562	(8,289,817)	26,530,745	—
Westridge	Tacoma, WA	1987 - 1991		714	3,501,900	31,506,082	—	6,551,697	3,501,900	38,057,779	41,559,679	(19,228,990)	22,330,689	—
Westgate Pasadena Condos	Pasadena, CA	(F	)	—	29,977,725	16,130,079	—	—	29,977,725	16,130,079	46,107,804	—	46,107,804	—
Westgate Pasadena and Green	Pasadena, CA	(F	)	—	—	390,813	—	—	—	390,813	390,813	—	390,813	—
Westside Villas I	Los Angeles, CA	1999		21	1,785,000	3,233,254	—	256,198	1,785,000	3,489,452	5,274,452	(1,324,557)	3,949,895	—
Westside Villas II	Los Angeles, CA	1999		23	1,955,000	3,541,435	—	139,793	1,955,000	3,681,228	5,636,228	(1,307,577)	4,328,651	—
Westside Villas III	Los Angeles, CA	1999		36	3,060,000	5,538,871	—	203,576	3,060,000	5,742,447	8,802,447	(2,045,237)	6,757,210	—
Westside Villas IV	Los Angeles, CA	1999		36	3,060,000	5,539,390	—	212,024	3,060,000	5,751,414	8,811,414	(2,039,061)	6,772,353	—
Westside Villas V	Los Angeles, CA	1999		60	5,100,000	9,224,485	—	368,292	5,100,000	9,592,777	14,692,777	(3,414,998)	11,277,779	—
Westside Villas VI	Los Angeles, CA	1989		18	1,530,000	3,023,523	—	231,964	1,530,000	3,255,487	4,785,487	(1,182,625)	3,602,862	—
Westside Villas VII	Los Angeles, CA	2001		53	4,505,000	10,758,900	—	361,135	4,505,000	11,120,035	15,625,035	(3,377,984)	12,247,051	—
Wimberly at Deerwood	Jacksonville, FL	2000		322	8,000,000	30,057,214	—	1,524,972	8,000,000	31,582,186	39,582,186	(7,060,939)	32,521,247	—
Winchester Park	Riverside, RI	1972		416	2,822,618	18,868,626	—	6,221,418	2,822,618	25,090,044	27,912,662	(10,446,769)	17,465,893	—
Winchester Wood	Riverside, RI	1989		62	683,215	4,567,154	—	798,960	683,215	5,366,114	6,049,329	(2,013,478)	4,035,851	—
Windsor at Fair Lakes	Fairfax, VA	1988		250	10,000,000	28,587,109	—	5,870,235	10,000,000	34,457,344	44,457,344	(9,463,894)	34,993,450	—

EQUITY RESIDENTIAL

Schedule III—Real Estate and Accumulated Depreciation

December 31, 2010

Description		Date of Constr- uction		Units (H)	Initial Cost to Company	Building & Fixtures	Cost Capit- alized Subse- quent to Acqui- sition (Improv- ements, net) (E)	Building & Fixtures	Gross Amount Carried at Close of Period 12/31/10	Building & Fixtures (A)	Total (B)	Accum- ulated Depre- ciation (C)	Investment in Real Estate, Net at 12/31/10 (B)	Encum- brances
Apartment Name	Location				Land		Land		Land
Winston, The (FL)	Pembroke Pines, FL	2001/2003		464	18,561,000	49,527,569	—	1,617,923	18,561,000	51,145,492	69,706,492	(8,441,759)	61,264,733	—
Wood Creek (CA)	Pleasant Hill, CA	1987		256	9,729,900	23,009,768	—	4,472,213	9,729,900	27,481,981	37,211,881	(12,645,672)	24,566,209	—
Woodbridge (CT)	Newington, CT	1968		73	498,377	3,331,548	—	862,784	498,377	4,194,332	4,692,709	(1,635,504)	3,057,205	—
Woodleaf	Campbell, CA	1984		178	8,550,600	16,988,183	—	1,418,889	8,550,600	18,407,072	26,957,672	(8,148,131)	18,809,541	—
Woodside	Lorton, VA	1987		252	1,326,000	12,510,903	—	5,846,332	1,326,000	18,357,235	19,683,235	(10,821,201)	8,862,034	—
Management Business	Chicago, IL	(D	)	—	—	—	—	79,865,530	—	79,865,530	79,865,530	(61,109,987)	18,755,543	—
Operating Partnership	Chicago, IL	(F	)	—	—	804,852	—	—	—	804,852	804,852	—	804,852	—

EQR Wholly Owned Unencumbered				80,239	2,929,343,369	8,675,464,206	—	950,595,062	2,929,343,369	9,626,059,268	12,555,402,637	(2,847,912,228)	9,707,490,409	—

EQR Wholly Owned Encumbered:
929 House	Cambridge, MA (G)	1975		127	3,252,993	21,745,595	—	4,361,591	3,252,993	26,107,186	29,360,179	(9,147,568)	20,212,611	3,059,026
Academy Village	North Hollywood, CA	1989		248	25,000,000	23,593,194	—	5,642,404	25,000,000	29,235,598	54,235,598	(8,614,636)	45,620,962	20,000,000
Acappella	Pasadena, CA	2002		143	5,839,548	29,360,452	—	—	5,839,548	29,360,452	35,200,000	—	35,200,000	20,886,508
Acton Courtyard	Berkeley, CA (G)	2003		71	5,550,000	15,785,509	—	58,895	5,550,000	15,844,404	21,394,404	(2,806,816)	18,587,588	9,920,000
Alborada	Fremont, CA	1999		442	24,310,000	59,214,129	—	2,251,542	24,310,000	61,465,671	85,775,671	(23,124,504)	62,651,167	(J	)
Alexander on Ponce	Atlanta, GA	2003		330	9,900,000	35,819,022	—	1,541,765	9,900,000	37,360,787	47,260,787	(8,232,441)	39,028,346	28,880,000
Amberton	Manassas, VA	1986		190	900,600	11,921,815	—	2,406,495	900,600	14,328,310	15,228,910	(7,347,971)	7,880,939	10,705,000
Arbor Terrace	Sunnyvale, CA	1979		175	9,057,300	18,483,642	—	2,226,056	9,057,300	20,709,698	29,766,998	(9,184,819)	20,582,179	(L	)
Arboretum (MA)	Canton, MA	1989		156	4,685,900	10,992,751	—	1,798,509	4,685,900	12,791,260	17,477,160	(6,000,939)	11,476,221	(I	)
Artech Building	Berkeley, CA (G)	2002		21	1,642,000	9,152,518	—	85,975	1,642,000	9,238,493	10,880,493	(1,437,190)	9,443,303	3,200,000
Artisan Square	Northridge, CA	2002		140	7,000,000	20,537,359	—	687,091	7,000,000	21,224,450	28,224,450	(6,239,094)	21,985,356	22,779,715
Avanti	Anaheim, CA	1987		162	12,960,000	18,497,683	—	1,018,387	12,960,000	19,516,070	32,476,070	(4,132,155)	28,343,915	19,850,000
Bachenheimer Building	Berkeley, CA (G)	2004		44	3,439,000	13,866,379	—	42,240	3,439,000	13,908,619	17,347,619	(2,287,866)	15,059,753	8,585,000
Bella Vista Apartments at Boca Del Mar	Boca Raton, FL	1985		392	11,760,000	20,190,252	—	13,328,327	11,760,000	33,518,579	45,278,579	(13,414,974)	31,863,605	26,134,010
Bellagio Apartment Homes	Scottsdale, AZ	1995		202	2,626,000	16,025,041	—	953,738	2,626,000	16,978,779	19,604,779	(4,541,961)	15,062,818	(L	)
Berkeleyan	Berkeley, CA (G)	1998		56	4,377,000	16,022,110	—	264,145	4,377,000	16,286,255	20,663,255	(2,735,637)	17,927,618	8,290,000
Bradley Park	Puyallup, WA	1999		155	3,813,000	18,313,645	—	388,646	3,813,000	18,702,291	22,515,291	(4,995,318)	17,519,973	11,143,586
Briarwood (CA)	Sunnyvale, CA	1985		192	9,991,500	22,247,278	—	1,434,998	9,991,500	23,682,276	33,673,776	(10,266,159)	23,407,617	12,800,000
Brookside (CO)	Boulder, CO	1993		144	3,600,400	10,211,159	—	1,520,927	3,600,400	11,732,086	15,332,486	(5,075,082)	10,257,404	(L	)
Canterbury	Germantown, MD (I)	1986		544	2,781,300	32,942,531	—	13,914,331	2,781,300	46,856,862	49,638,162	(24,687,359)	24,950,803	31,680,000
Cape House I	Jacksonville, FL	1998		240	4,800,000	22,484,240	—	426,982	4,800,000	22,911,222	27,711,222	(4,507,742)	23,203,480	13,748,202
Cape House II	Jacksonville, FL	1998		240	4,800,000	22,229,836	—	1,689,141	4,800,000	23,918,977	28,718,977	(4,773,188)	23,945,789	13,302,929
Carmel Terrace	San Diego, CA	1988- 1989		384	2,288,300	20,596,281	—	9,979,210	2,288,300	30,575,491	32,863,791	(16,480,043)	16,383,748	(K	)
Cascade at Landmark	Alexandria, VA	1990		277	3,603,400	19,657,554	—	6,814,326	3,603,400	26,471,880	30,075,280	(12,856,433)	17,218,847	31,921,089
Centennial Court	Seattle, WA (G)	2001		187	3,800,000	21,280,039	—	362,829	3,800,000	21,642,868	25,442,868	(5,029,405)	20,413,463	15,557,428
Centennial Tower	Seattle, WA (G)	1991		221	5,900,000	48,800,339	—	2,046,434	5,900,000	50,846,773	56,746,773	(11,438,821)	45,307,952	25,300,790
Chelsea Square	Redmond, WA	1991		113	3,397,100	9,289,074	—	1,388,566	3,397,100	10,677,640	14,074,740	(4,562,296)	9,512,444	(L	)
Church Corner	Cambridge, MA (G)	1987		85	5,220,000	16,744,643	—	1,179,544	5,220,000	17,924,187	23,144,187	(4,248,578)	18,895,609	12,000,000
Cierra Crest	Denver, CO	1996		480	4,803,100	34,894,898	—	4,402,011	4,803,100	39,296,909	44,100,009	(18,210,852)	25,889,157	(L	)
City Pointe	Fullerton, CA (G)	2004		183	6,863,792	36,476,207	—	83,706	6,863,792	36,559,913	43,423,705	(2,707,002)	40,716,703	23,503,206
Colorado Pointe	Denver, CO	2006		193	5,790,000	28,815,766	—	408,628	5,790,000	29,224,394	35,014,394	(6,452,888)	28,561,506	(K	)
Conway Court	Roslindale, MA	1920		28	101,451	710,524	—	229,420	101,451	939,944	1,041,395	(395,244)	646,151	260,117
Copper Canyon	Highlands Ranch, CO	1999		222	1,442,212	16,251,114	—	1,150,650	1,442,212	17,401,764	18,843,976	(7,322,122)	11,521,854	(K	)
Country Brook	Chandler, AZ	1986- 1996		396	1,505,219	29,542,535	—	3,653,889	1,505,219	33,196,424	34,701,643	(15,485,956)	19,215,687	(K	)
Country Club Lakes	Jacksonville, FL	1997		555	15,000,000	41,055,786	—	4,105,750	15,000,000	45,161,536	60,161,536	(11,315,474)	48,846,062	32,097,598
Creekside (San Mateo)	San Mateo, CA	1985		192	9,606,600	21,193,232	—	2,040,890	9,606,600	23,234,122	32,840,722	(9,971,049)	22,869,673	(L	)
Crescent at Cherry Creek	Denver, CO	1994		216	2,594,000	15,149,470	—	2,620,271	2,594,000	17,769,741	20,363,741	(8,074,935)	12,288,806	(K	)
Deerwood (SD)	San Diego, CA	1990		316	2,082,095	18,739,815	—	13,007,845	2,082,095	31,747,660	33,829,755	(17,756,307)	16,073,448	(K	)
Estates at Maitland Summit	Orlando, FL	1998		272	9,520,000	28,352,160	—	678,371	9,520,000	29,030,531	38,550,531	(7,308,841)	31,241,690	(L	)
Estates at Tanglewood	Westminster, CO	2003		504	7,560,000	51,256,538	—	1,850,357	7,560,000	53,106,895	60,666,895	(12,304,895)	48,362,000	(J	)
Fairfield	Stamford, CT (G)	1996		263	6,510,200	39,690,120	—	5,118,992	6,510,200	44,809,112	51,319,312	(19,894,444)	31,424,868	34,595,000
Fine Arts Building	Berkeley, CA (G)	2004		100	7,817,000	26,462,772	—	58,091	7,817,000	26,520,863	34,337,863	(4,506,280)	29,831,583	16,215,000
Gaia Building	Berkeley, CA (G)	2000		91	7,113,000	25,623,826	—	117,077	7,113,000	25,740,903	32,853,903	(4,345,971)	28,507,932	14,630,000
Gateway at Malden Center	Malden, MA (G)	1988		203	9,209,780	25,722,666	—	7,947,656	9,209,780	33,670,322	42,880,102	(10,662,848)	32,217,254	14,970,000
Geary Court Yard	San Francisco, CA	1990		164	1,722,400	15,471,429	—	2,040,242	1,722,400	17,511,671	19,234,071	(8,300,938)	10,933,133	18,893,440
Glen Meadow	Franklin, MA	1971		288	2,339,330	16,133,588	—	3,534,410	2,339,330	19,667,998	22,007,328	(8,107,522)	13,899,806	619,538
Grandeville at River Place	Oviedo, FL	2002		280	6,000,000	23,114,693	—	1,520,490	6,000,000	24,635,183	30,635,183	(6,872,649)	23,762,534	28,890,000
Greenhaven	Union City, CA	1983		250	7,507,000	15,210,399	—	2,970,066	7,507,000	18,180,465	25,687,465	(8,456,557)	17,230,908	10,975,000
Greenhouse—Frey Road	Kennesaw, GA	1985		489	2,467,200	22,187,443	—	4,922,373	2,467,200	27,109,816	29,577,016	(16,164,084)	13,412,932	19,700,000
Greenwood Park	Centennial, CO	1994		291	4,365,000	38,372,440	—	1,136,402	4,365,000	39,508,842	43,873,842	(6,846,735)	37,027,107	(L	)
Greenwood Plaza	Centennial, CO	1996		266	3,990,000	35,846,708	—	1,658,135	3,990,000	37,504,843	41,494,843	(6,529,493)	34,965,350	(L	)
Harbor Steps	Seattle, WA (G)	2000		730	59,900,000	158,829,432	—	5,787,753	59,900,000	164,617,185	224,517,185	(34,944,472)	189,572,713	125,926,373
Hathaway	Long Beach, CA	1987		385	2,512,500	22,611,912	—	6,365,675	2,512,500	28,977,587	31,490,087	(15,770,720)	15,719,367	46,517,800
Heights on Capitol Hill	Seattle, WA (G)	2006		104	5,425,000	21,138,028	—	55,704	5,425,000	21,193,732	26,618,732	(3,965,879)	22,652,853	19,320,000
Heritage at Stone Ridge	Burlington, MA	2005		180	10,800,000	31,808,335	—	607,280	10,800,000	32,415,615	43,215,615	(7,307,875)	35,907,740	28,150,164
Heronfield	Kirkland, WA	1990		202	9,245,000	27,018,110	—	1,212,853	9,245,000	28,230,963	37,475,963	(5,306,819)	32,169,144	(K	)
Highlands at Cherry Hill	Cherry Hills, NJ	2002		170	6,800,000	21,459,108	—	582,660	6,800,000	22,041,768	28,841,768	(4,883,071)	23,958,697	14,947,792
Ivory Wood	Bothell, WA	2000		144	2,732,800	13,888,282	—	543,271	2,732,800	14,431,553	17,164,353	(3,798,957)	13,365,396	8,020,000
Jaclen Towers	Beverly, MA	1976		100	437,072	2,921,735	—	1,125,390	437,072	4,047,125	4,484,197	(1,826,858)	2,657,339	1,208,416
Kelvin Court (fka Alta Pacific)	Irvine, CA	2008		132	10,752,145	34,628,114	—	11,381	10,752,145	34,639,495	45,391,640	(3,455,525)	41,936,115	28,260,000
La Terrazza at Colma Station	Colma, CA (G)	2005		153	—	41,251,043	—	458,671	—	41,709,714	41,709,714	(6,759,707)	34,950,007	25,940,000
LaSalle	Beaverton, OR (G)	1998		554	7,202,000	35,877,612	—	2,584,539	7,202,000	38,462,151	45,664,151	(12,221,817)	33,442,334	28,342,496
Liberty Park	Brain Tree, MA	2000		202	5,977,504	26,749,111	—	1,935,923	5,977,504	28,685,034	34,662,538	(8,587,844)	26,074,694	24,980,280
Liberty Tower	Arlington, VA (G)	2008		235	16,382,822	83,817,078	—	98,458	16,382,822	83,915,536	100,298,358	(2,774,628)	97,523,730	49,160,870

EQUITY RESIDENTIAL

Schedule III—Real Estate and Accumulated Depreciation

December 31, 2010

Description		Date of Constr- uction		Units (H)	Initial Cost to Company	Building & Fixtures	Cost Capit- alized Subse- quent to Acqui- sition (Improv- ements, net) (E)	Building & Fixtures	Gross Amount Carried at Close of Period 12/31/10	Building & Fixtures (A)	Total (B)	Accum- ulated Depre- ciation (C)	Investment in Real Estate, Net at 12/31/10 (B)	Encum- brances
Apartment Name	Location				Land		Land		Land
Lincoln Heights	Quincy, MA	1991		336	5,928,400	33,595,262	—	10,549,292	5,928,400	44,144,554	50,072,954	(19,375,802)	30,697,152	(L	)
Longview Place	Waltham, MA	2004		348	20,880,000	90,255,509	—	1,460,656	20,880,000	91,716,165	112,596,165	(18,368,568)	94,227,597	57,029,000
Market Street Village	San Diego, CA	2006		229	13,740,000	40,757,300	—	345,628	13,740,000	41,102,928	54,842,928	(7,630,442)	47,212,486	(K	)
Marks	Englewood, CO (G)	1987		616	4,928,500	44,622,314	—	8,060,048	4,928,500	52,682,362	57,610,862	(24,944,534)	32,666,328	19,195,000
Metro on First	Seattle, WA (G)	2002		102	8,540,000	12,209,981	—	254,915	8,540,000	12,464,896	21,004,896	(2,757,191)	18,247,705	16,650,000
Mill Creek	Milpitas, CA	1991		516	12,858,693	57,168,503	—	2,403,984	12,858,693	59,572,487	72,431,180	(17,116,835)	55,314,345	69,312,259
Miramar Lakes	Miramar, FL	2003		344	17,200,000	51,487,235	—	1,343,639	17,200,000	52,830,874	70,030,874	(11,391,642)	58,639,232	(M	)
Missions at Sunbow	Chula Vista, CA	2003		336	28,560,000	59,287,595	—	1,148,849	28,560,000	60,436,444	88,996,444	(14,871,085)	74,125,359	55,091,000
Monte Viejo	Phoneix, AZ	2004		480	12,700,000	45,926,784	—	976,950	12,700,000	46,903,734	59,603,734	(11,299,701)	48,304,033	40,960,036
Montecito	Valencia, CA	1999		210	8,400,000	24,709,146	—	1,732,020	8,400,000	26,441,166	34,841,166	(9,562,693)	25,278,473	(K	)
Montierra	Scottsdale, AZ	1999		249	3,455,000	17,266,787	—	1,458,706	3,455,000	18,725,493	22,180,493	(7,870,337)	14,310,156	17,858,854
Montierra (CA)	San Diego, CA	1990		272	8,160,000	29,360,938	—	6,457,847	8,160,000	35,818,785	43,978,785	(13,974,022)	30,004,763	(K	)
Mosaic at Metro	Hyattsville, MD	2008		260	—	59,653,038	—	49,368	—	59,702,406	59,702,406	(4,118,730)	55,583,676	45,046,469
Mountain Park Ranch	Phoenix, AZ	1994		240	1,662,332	18,260,276	—	1,748,558	1,662,332	20,008,834	21,671,166	(9,432,301)	12,238,865	(J	)
Mountain Terrace	Stevenson Ranch, CA	1992		510	3,966,500	35,814,995	—	11,502,806	3,966,500	47,317,801	51,284,301	(21,425,003)	29,859,298	57,428,472
Northpark	Burlingame, CA	1972		510	38,607,000	77,493,000	—	39,582	38,607,000	77,532,582	116,139,582	(3,084,091)	113,055,491	70,668,409
North Pier at Harborside	Jersey City, NJ (J)	2003		297	4,000,159	94,348,092	—	1,739,535	4,000,159	96,087,627	100,087,786	(22,321,947)	77,765,839	76,862,000
Oak Mill I	Germantown, MD	1984		208	10,000,000	13,155,522	—	7,235,088	10,000,000	20,390,610	30,390,610	(6,289,524)	24,101,086	12,487,301
Oak Mill II	Germantown, MD	1985		192	854,133	10,233,947	—	5,864,959	854,133	16,098,906	16,953,039	(8,498,045)	8,454,994	9,600,000
Oaks	Santa Clarita, CA	2000		520	23,400,000	61,020,438	—	2,652,544	23,400,000	63,672,982	87,072,982	(17,959,221)	69,113,761	41,154,036
Olde Redmond Place	Redmond, WA	1986		192	4,807,100	14,126,038	—	4,122,122	4,807,100	18,248,160	23,055,260	(8,527,802)	14,527,458	(L	)
Parc East Towers	New York, NY (G)	1977		324	102,163,000	109,013,628	—	5,654,774	102,163,000	114,668,402	216,831,402	(18,284,019)	198,547,383	17,473,846
Park Meadow	Gilbert, AZ	1986		225	835,217	15,120,769	—	2,267,564	835,217	17,388,333	18,223,550	(8,395,148)	9,828,402	(L	)
Parkfield	Denver, CO	2000		476	8,330,000	28,667,618	—	2,155,451	8,330,000	30,823,069	39,153,069	(11,251,895)	27,901,174	23,275,000
Promenade at Peachtree	Chamblee, GA	2001		406	10,150,000	31,219,739	—	1,645,577	10,150,000	32,865,316	43,015,316	(8,729,820)	34,285,496	(K	)
Promenade at Town Center II	Valencia, CA	2001		270	13,500,000	34,405,636	—	391,668	13,500,000	34,797,304	48,297,304	(9,307,693)	38,989,611	32,785,701
Providence	Bothell, WA	2000		200	3,573,621	19,055,505	—	541,320	3,573,621	19,596,825	23,170,446	(5,354,911)	17,815,535	(J	)
Reserve at Clarendon Centre, The	Arlington, VA (G)	2003		252	10,500,000	52,812,935	—	1,777,312	10,500,000	54,590,247	65,090,247	(14,249,748)	50,840,499	(K	)
Reserve at Eisenhower, The	Alexandria, VA	2002		226	6,500,000	34,585,060	—	702,144	6,500,000	35,287,204	41,787,204	(10,058,015)	31,729,189	(K	)
Reserve at Empire Lakes	Rancho Cucamonga, CA	2005		467	16,345,000	73,080,670	—	1,396,394	16,345,000	74,477,064	90,822,064	(15,486,334)	75,335,730	(J	)
Reserve at Fairfax Corners	Fairfax, VA	2001		652	15,804,057	63,129,051	—	2,563,175	15,804,057	65,692,226	81,496,283	(19,948,034)	61,548,249	84,778,876
Reserve at Potomac Yard	Alexandria, VA	2002		588	11,918,917	68,976,484	—	3,376,272	11,918,917	72,352,756	84,271,673	(17,772,440)	66,499,233	66,470,000
Reserve at Town Center (WA)	Mill Creek, WA	2001		389	10,369,400	41,172,081	—	1,414,773	10,369,400	42,586,854	52,956,254	(10,871,457)	42,084,797	29,160,000
Rianna II	Seattle, WA (G)	2002		78	2,161,840	14,433,614	—	16,614	2,161,840	14,450,228	16,612,068	(1,072,947)	15,539,121	10,499,494
Rockingham Glen	West Roxbury, MA	1974		143	1,124,217	7,515,160	—	1,533,725	1,124,217	9,048,885	10,173,102	(3,757,339)	6,415,763	1,440,865
Rolling Green (Amherst)	Amherst, MA	1970		204	1,340,702	8,962,317	—	3,313,332	1,340,702	12,275,649	13,616,351	(5,297,121)	8,319,230	2,217,176
Rolling Green (Milford)	Milford, MA	1970		304	2,012,350	13,452,150	—	3,986,562	2,012,350	17,438,712	19,451,062	(7,305,093)	12,145,969	4,645,763
San Marcos Apartments	Scottsdale, AZ	1995		320	20,000,000	31,261,609	—	1,384,451	20,000,000	32,646,060	52,646,060	(7,272,584)	45,373,476	32,900,000
Savannah Lakes	Boynton Beach, FL	1991		466	7,000,000	30,263,310	—	4,429,051	7,000,000	34,692,361	41,692,361	(11,606,796)	30,085,565	36,610,000
Savannah Midtown	Atlanta, GA	2000		322	7,209,873	29,433,507	—	2,603,453	7,209,873	32,036,960	39,246,833	(8,514,514)	30,732,319	17,800,000
Savoy I	Aurora, CO	2001		444	5,450,295	38,765,670	—	1,964,604	5,450,295	40,730,274	46,180,569	(11,009,808)	35,170,761	(L	)
Sheffield Court	Arlington, VA	1986		597	3,342,381	31,337,332	—	7,927,865	3,342,381	39,265,197	42,607,578	(21,583,314)	21,024,264	(L	)
Sonata at Cherry Creek	Denver, CO	1999		183	5,490,000	18,130,479	—	1,162,983	5,490,000	19,293,462	24,783,462	(6,957,885)	17,825,577	19,190,000
Sonterra at Foothill Ranch	Foothill Ranch, CA	1997		300	7,503,400	24,048,507	—	1,500,506	7,503,400	25,549,013	33,052,413	(11,490,634)	21,561,779	(L	)
South Winds	Fall River, MA	1971		404	2,481,821	16,780,359	—	3,712,343	2,481,821	20,492,702	22,974,523	(8,697,220)	14,277,303	4,437,567
Springs Colony	Altamonte Springs, FL	1986		188	630,411	5,852,157	—	2,363,300	630,411	8,215,457	8,845,868	(5,129,095)	3,716,773	(I	)
Stonegate (CO)	Broomfield, CO	2003		350	8,750,000	32,998,775	—	2,700,719	8,750,000	35,699,494	44,449,494	(8,900,049)	35,549,445	(J	)
Stoneleigh at Deerfield	Alpharetta, GA	2003		370	4,810,000	29,999,596	—	871,524	4,810,000	30,871,120	35,681,120	(7,656,545)	28,024,575	16,800,000
Stoney Ridge	Dale City, VA	1985		264	8,000,000	24,147,091	—	5,287,141	8,000,000	29,434,232	37,434,232	(7,934,618)	29,499,614	15,138,399
Stonybrook	Boynton Beach, FL	2001		264	10,500,000	24,967,638	—	951,679	10,500,000	25,919,317	36,419,317	(6,210,078)	30,209,239	20,971,587
Summerhill Glen	Maynard, MA	1980		120	415,812	3,000,816	—	766,088	415,812	3,766,904	4,182,716	(1,622,076)	2,560,640	1,174,207
Summerset Village	Chatsworth, CA	1985		280	2,890,450	23,670,889	—	3,797,264	2,890,450	27,468,153	30,358,603	(13,674,820)	16,683,783	38,039,912
Sunforest	Davie, FL	1989		494	10,000,000	32,124,850	—	4,030,481	10,000,000	36,155,331	46,155,331	(11,194,003)	34,961,328	(L	)
Sunforest II	Davie, FL	(F	)	—	—	337,751	—	—	—	337,751	337,751	—	337,751	(L	)
Talleyrand	Tarrytown, NY (I)	1997- 1998		300	12,000,000	49,838,160	—	3,696,522	12,000,000	53,534,682	65,534,682	(17,861,336)	47,673,346	35,000,000
Tanglewood (VA)	Manassas, VA	1987		432	2,108,295	24,619,495	—	8,462,243	2,108,295	33,081,738	35,190,033	(18,128,350)	17,061,683	25,110,000
Teresina	Chula Vista, CA	2000		440	28,600,000	61,916,670	—	1,767,940	28,600,000	63,684,610	92,284,610	(13,155,998)	79,128,612	44,095,588
Touriel Building	Berkeley, CA (G)	2004		35	2,736,000	7,810,027	—	33,587	2,736,000	7,843,614	10,579,614	(1,392,156)	9,187,458	5,050,000
Town Square at Mark Center I (fka Millbrook I)	Alexandria, VA	1996		406	24,360,000	86,178,714	—	2,422,299	24,360,000	88,601,013	112,961,013	(19,521,198)	93,439,815	64,680,000
Town Square at Mark Center Phase II	Alexandria, VA	2001		272	15,568,464	55,031,536	—	34,830	15,568,464	55,066,366	70,634,830	(1,956,133)	68,678,697	47,669,865
Tradition at Alafaya	Oviedo, FL	2006		253	7,590,000	31,881,505	—	238,496	7,590,000	32,120,001	39,710,001	(7,731,307)	31,978,694	(K	)
Tuscany at Lindbergh	Atlanta, GA	2001		324	9,720,000	40,874,023	—	1,753,394	9,720,000	42,627,417	52,347,417	(11,365,288)	40,982,129	32,360,000
Uptown Square	Denver, CO (G)	1999/2001		696	17,492,000	100,696,541	—	2,232,071	17,492,000	102,928,612	120,420,612	(24,014,273)	96,406,339	88,550,000
Versailles	Woodland Hills, CA	1991		253	12,650,000	33,656,292	—	3,630,019	12,650,000	37,286,311	49,936,311	(11,205,924)	38,730,387	30,372,953
Via Ventura	Scottsdale, AZ	1980		328	1,351,785	13,382,006	—	7,962,802	1,351,785	21,344,808	22,696,593	(14,368,306)	8,328,287	(K	)
Village at Lakewood	Phoenix, AZ	1988		240	3,166,411	13,859,090	—	2,013,344	3,166,411	15,872,434	19,038,845	(7,739,644)	11,299,201	(L	)
Vintage	Ontario, CA	2005- 2007		300	7,059,230	47,677,762	—	176,250	7,059,230	47,854,012	54,913,242	(8,609,805)	46,303,437	33,000,000
Warwick Station	Westminster, CO	1986		332	2,274,121	21,113,974	—	3,015,763	2,274,121	24,129,737	26,403,858	(11,495,261)	14,908,597	8,355,000
Wellington Hill	Manchester, NH	1987		390	1,890,200	17,120,662	—	7,628,748	1,890,200	24,749,410	26,639,610	(15,003,057)	11,636,553	(I	)
Westgate Pasadena Apartments	Pasadena, CA	2010		480	22,898,848	131,986,739	—	(263)	22,898,848	131,986,476	154,885,324	(185)	154,885,139	135,000,000
Westwood Glen	Westwood, MA	1972		156	1,616,505	10,806,004	—	1,495,929	1,616,505	12,301,933	13,918,438	(4,379,593)	9,538,845	392,294
Whisper Creek	Denver, CO	2002		272	5,310,000	22,998,558	—	843,388	5,310,000	23,841,946	29,151,946	(6,016,094)	23,135,852	13,580,000
Wilkins Glen	Medfield, MA	1975		103	538,483	3,629,943	—	1,484,323	538,483	5,114,266	5,652,749	(2,071,249)	3,581,500	1,011,750
Windridge (CA)	Laguna Niguel, CA	1989		344	2,662,900	23,985,497	—	5,111,877	2,662,900	29,097,374	31,760,274	(16,423,796)	15,336,478	(I	)

EQUITY RESIDENTIAL

Schedule III—Real Estate and Accumulated Depreciation

December 31, 2010

Description		Date of Constr- uction		Units (H)	Initial Cost to Company	Building & Fixtures	Cost Capit- alized Subse- quent to Acqui- sition (Improv- ements, net) (E)	Building & Fixtures	Gross Amount Carried at Close of Period 12/31/10	Building & Fixtures (A)	Total (B)	Accum- ulated Depre- ciation (C)	Investment in Real Estate, Net at 12/31/10 (B)	Encum- brances
Apartment Name	Location				Land		Land		Land
Woodlake (WA)	Kirkland, WA	1984		288	6,631,400	16,735,484	—	2,745,189	6,631,400	19,480,673	26,112,073	(9,005,733)	17,106,340	(L	)

EQR Wholly Owned Encumbered				39,395	1,192,346,786	4,453,550,234	—	370,524,330	1,192,346,786	4,824,074,564	6,016,421,350	(1,346,626,508)	4,669,794,842	2,595,245,052

EQR Partially Owned Unencumbered:
Butterfield Ranch	Chino Hills, CA	(F	)	—	15,617,709	4,512,495	—	—	15,617,709	4,512,495	20,130,204	—	20,130,204	—
Hudson Crossing II	New York, NY	(F	)	—	5,000,000	—	—	—	5,000,000	—	5,000,000	—	5,000,000	—

EQR Partially Owned Unencumbered				—	20,617,709	4,512,495	—	—	20,617,709	4,512,495	25,130,204	—	25,130,204	—

EQR Partially Owned Encumbered:
Brooklyner (fka 111 Lawrence)	Brooklyn, NY (G)	2010		490	40,099,922	217,648,526	—	(1,947)	40,099,922	217,646,579	257,746,501	—	257,746,501	141,741,076
1401 South State (fka City Lofts)	Chicago, IL	2008		278	6,882,467	61,575,245	—	53,017	6,882,467	61,628,262	68,510,729	(5,846,831)	62,663,898	51,014,150
2300 Elliott	Seattle, WA	1992		92	796,800	7,173,725	—	5,462,325	796,800	12,636,050	13,432,850	(7,894,112)	5,538,738	6,833,000
Bellevue Meadows	Bellevue, WA	1983		180	4,507,100	12,574,814	—	4,122,712	4,507,100	16,697,526	21,204,626	(7,309,912)	13,894,714	16,538,000
Canyon Creek (CA)	San Ramon, CA	1984		268	5,425,000	18,812,121	—	4,809,646	5,425,000	23,621,767	29,046,767	(8,225,808)	20,820,959	28,000,000
Canyon Ridge	San Diego, CA	1989		162	4,869,448	11,955,064	—	1,757,641	4,869,448	13,712,705	18,582,153	(6,531,026)	12,051,127	15,165,000
Copper Creek	Tempe, AZ	1984		144	1,017,400	9,158,260	—	1,846,036	1,017,400	11,004,296	12,021,696	(5,587,555)	6,434,141	5,112,000
Country Oaks	Agoura Hills, CA	1985		256	6,105,000	29,561,865	—	3,142,792	6,105,000	32,704,657	38,809,657	(10,694,009)	28,115,648	29,412,000
EDS Dulles	Herndon, VA	(F	)	—	18,875,631	—	—	—	18,875,631	—	18,875,631	—	18,875,631	18,342,242
Fox Ridge	Englewood, CO	1984		300	2,490,000	17,522,114	—	3,394,463	2,490,000	20,916,577	23,406,577	(8,158,317)	15,248,260	20,300,000
Lantern Cove	Foster City, CA	1985		232	6,945,000	23,332,206	—	2,722,185	6,945,000	26,054,391	32,999,391	(8,961,365)	24,038,026	36,403,000
Mesa Del Oso	Albuquerque, NM	1983		221	4,305,000	12,160,419	—	1,556,306	4,305,000	13,716,725	18,021,725	(5,210,415)	12,811,310	9,525,810
Montclair Metro	Montclair, NJ	2009		163	2,400,887	43,570,641	—	2,092	2,400,887	43,572,733	45,973,620	(2,218,030)	43,755,590	34,439,480
Monterra in Mill Creek	Mill Creek, WA	2003		139	2,800,000	13,255,123	—	236,867	2,800,000	13,491,990	16,291,990	(3,232,493)	13,059,497	7,286,000
Preserve at Briarcliff	Atlanta, GA	1994		182	6,370,000	17,766,322	—	646,793	6,370,000	18,413,115	24,783,115	(3,777,603)	21,005,512	6,000,000
Red Road Commons	Miami, FL (G)	2009		404	27,383,547	99,555,530	—	(2,216)	27,383,547	99,553,314	126,936,861	(3,497,205)	123,439,656	74,150,144
Rosecliff	Quincy, MA	1990		156	5,460,000	15,721,570	—	1,453,717	5,460,000	17,175,287	22,635,287	(6,797,434)	15,837,853	17,400,000
Schooner Bay I	Foster City, CA	1985		168	5,345,000	20,509,239	—	3,191,061	5,345,000	23,700,300	29,045,300	(7,741,356)	21,303,944	27,000,000
Schooner Bay II	Foster City, CA	1985		144	4,550,000	18,142,163	—	2,985,085	4,550,000	21,127,248	25,677,248	(6,970,045)	18,707,203	23,760,000
Scottsdale Meadows	Scottsdale, AZ	1984		168	1,512,000	11,423,349	—	1,629,554	1,512,000	13,052,903	14,564,903	(6,274,752)	8,290,151	9,100,000
Strayhorse at Arrowhead Ranch	Glendale, AZ	1998		136	4,400,000	12,968,002	—	186,009	4,400,000	13,154,011	17,554,011	(2,422,470)	15,131,541	7,971,429
Surrey Downs	Bellevue, WA	1986		122	3,057,100	7,848,618	—	1,993,876	3,057,100	9,842,494	12,899,594	(4,301,654)	8,597,940	9,829,000
Veridian (fka Silver Spring)	Silver Spring, MD (G)	2009		457	18,539,817	130,485,284	—	18,886	18,539,817	130,504,170	149,043,987	(6,908,776)	142,135,211	115,744,722
Virgil Square	Los Angeles, CA	1979		142	5,500,000	15,216,613	—	1,334,954	5,500,000	16,551,567	22,051,567	(3,992,519)	18,059,048	9,900,000
Willow Brook (CA)	Pleasant Hill, CA	1985		228	5,055,000	38,388,672	—	1,857,343	5,055,000	40,246,015	45,301,015	(10,264,218)	35,036,797	29,000,000

EQR Partially Owned Encumbered				5,232	194,692,119	866,325,485	—	44,399,197	194,692,119	910,724,682	1,105,416,801	(142,817,905)	962,598,896	749,967,053

Portfolio/Entity Encumbrances (1)				—	—	—	—	—	—	—	—	—	—	1,417,683,780
Total Consolidated Investment in Real Estate				124,866	$4,336,999,983	$13,999,852,420	$—	$1,365,518,589	$4,336,999,983	$15,365,371,009	$19,702,370,992	$(4,337,356,641)	$15,365,014,351	$4,762,895,885

(1)	See attached Encumbrances Reconciliation.

EQUITY RESIDENTIAL

Schedule III - Real Estate and Accumulated Depreciation

December 31, 2010

NOTES:

(A)	The balance of furniture & fixtures included in the total investment in real estate amount was $1,231,391,664 as of December 31, 2010.
(B)	The cost, net of accumulated depreciation, for Federal Income Tax purposes as of December 31, 2010 was approximately $11.1 billion.
(C)	The life to compute depreciation for building is 30 years, for building improvements ranges from 5 to 10 years, for furniture & fixtures and replacements is 5 years, and for in-place leases is the average remaining term of each respective lease.
(D)	This asset consists of various acquisition dates and largely represents furniture, fixtures and equipment, leasehold improvements and capitalized software costs owned by the Management Business, which are generally depreciated over periods ranging from 3 to 7 years.
(E)	Primarily represents capital expenditures for major maintenance and replacements incurred subsequent to each property’s acquisition date.
(F)	Represents land and/or construction-in-progress on projects either held for future development or projects currently under development.
(G)	A portion or all of these properties includes commercial space (retail, parking and/or office space).
(H)	Total properties and units exclude the Military Housing consisting of two properties and 4,738 units.
(I)	through (L) See Encumbrances Reconciliation schedule.
(M)	Boot property for Freddie Mac tax-exempt bond pool.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2010
Summary of Significant Accounting Policies (Policies) [Abstract]
Basis of Presentation	Basis of Presentation
Real Estate Assets and Depreciation of Investment in Real Estate

Real Estate Assets and Depreciation of Investment in Real Estate

Effective for business combinations on or after January 1, 2009, an acquiring entity is required to recognize all assets acquired and liabilities assumed in a transaction at the acquisition-date fair value with limited exceptions. In addition, an acquiring entity is required to expense acquisition-related costs as incurred (amounts are included in the other expenses line item in the consolidated statements of operations), value noncontrolling interests at fair value at the acquisition date and expense restructuring costs associated with an acquired business.

The Company allocates the purchase price of properties to net tangible and identified intangible assets acquired based on their fair values. In making estimates of fair values for purposes of allocating purchase price, the Company utilizes a number of sources, including independent appraisals that may be obtained in connection with the acquisition or financing of the respective property, our own analysis of recently acquired and existing comparable properties in our portfolio and other market data. The Company also considers information obtained about each property as a result of its pre-acquisition due diligence, marketing and leasing activities in estimating the fair value of the tangible and intangible assets acquired. The Company allocates the purchase price of acquired real estate to various components as follows:

•	Land – Based on actual purchase price if acquired separately or market research/comparables if acquired with an operating property.

•

Furniture, Fixtures and Equipment – Ranges between  $8,000 and  $13,000 per apartment unit acquired as an estimate of the fair value of the appliances and fixtures inside an apartment unit. The per-apartment unit amount applied depends on the type of apartment building acquired. Depreciation is calculated on the straight-line method over an estimated useful life of five years.

•	In-Place Leases – The Company considers the value of acquired in-place leases and the amortization period is the average remaining term of each respective in-place acquired lease.

•

Other Intangible Assets – The Company considers whether it has acquired other intangible assets, including any customer relationship intangibles and the amortization period is the estimated useful life of the acquired intangible asset.

•	Building – Based on the fair value determined on an “as-if vacant” basis. Depreciation is calculated on the straight-line method over an estimated useful life of thirty years.

Replacements inside an apartment unit such as appliances and carpeting are depreciated over a five-year estimated useful life. Expenditures for ordinary maintenance and repairs are expensed to operations as incurred and significant renovations and improvements that improve and/or extend the useful life of the asset are capitalized over their estimated useful life, generally five to ten years. Initial direct leasing costs are expensed as incurred as such expense approximates the deferral and amortization of initial direct leasing costs over the lease terms. Property sales or dispositions are recorded when title transfers to unrelated third parties, contingencies have been removed and sufficient cash consideration has been received by the Company. Upon disposition, the related costs and accumulated depreciation are removed from the respective accounts. Any gain or loss on sale is recognized in accordance with accounting principles generally accepted in the United States.

The Company classifies real estate assets as real estate held for disposition when it is certain a property will be disposed of (see further discussion below).

The Company classifies properties under development and/or expansion and properties in the lease-up phase (including land) as construction-in-progress until construction has been completed and all certificates of occupancy permits have been obtained.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company periodically evaluates its long-lived assets, including its investments in real estate, for indicators of impairment. The judgments regarding the existence of impairment indicators are based on factors such as operational performance, market conditions and legal and environmental concerns, as well as the Company’s ability to hold and its intent with regard to each asset. Future events could occur which would cause the Company to conclude that impairment indicators exist and an impairment loss is warranted.

For long-lived assets to be held and used, the Company compares the expected future undiscounted cash flows for the long-lived asset against the carrying amount of that asset. If the sum of the estimated undiscounted cash flows is less than the carrying amount of the asset, the Company would record an impairment loss for the difference between the estimated fair value and the carrying amount of the asset.

For long-lived assets to be disposed of, an impairment loss is recognized when the estimated fair value of the asset, less the estimated cost to sell, is less than the carrying amount of the asset measured at the time that the Company has determined it will sell the asset. Long-lived assets held for disposition and the related liabilities are separately reported, with the long-lived assets reported at the lower of their carrying amounts or their estimated fair values, less their costs to sell, and are not depreciated after reclassification to real estate held for disposition.

Cost Capitalization

Cost Capitalization

See the Real Estate Assets and Depreciation of Investment in Real Estate section for a discussion of the Company’s policy with respect to capitalization vs. expensing of fixed asset/repair and maintenance costs. In addition, the Company capitalizes an allocation of the payroll and associated costs of employees directly responsible for and who spend all of their time on the supervision of major capital and/or renovation projects. These costs are reflected on the balance sheet as an increase to depreciable property.

For all development projects, the Company uses its professional judgment in determining whether such costs meet the criteria for capitalization or must be expensed as incurred. The Company capitalizes interest, real estate taxes and insurance and payroll and associated costs for those individuals directly responsible for and who spend all of their time on development activities, with capitalization ceasing no later than 90 days following issuance of the certificate of occupancy. These costs are reflected on the balance sheet as construction-in-progress for each specific property. The Company expenses as incurred all payroll costs of on-site employees working directly at our properties, except as noted above on our development properties prior to certificate of occupancy issuance and on specific major renovations at selected properties when additional incremental employees are hired.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all demand deposits, money market accounts and investments in certificates of deposit and repurchase agreements purchased with a maturity of three months or less at the date of purchase to be cash equivalents. The Company maintains its cash and cash equivalents at financial institutions. The combined account balances at one or more institutions typically exceed the Federal Depository Insurance Corporation (“FDIC”) insurance coverage, and, as a result, there is a concentration of credit risk related to amounts on deposit in excess of FDIC insurance coverage. The Company believes that the risk is not significant, as the Company does not anticipate the financial institutions’ non-performance.

Investment Securities

Investment Securities

Investment securities are included in other assets in the consolidated balance sheets. These securities are classified as held-to-maturity and carried at amortized cost if management has the positive intent and ability to hold the securities to maturity. Otherwise, the securities are classified as available-for-sale and carried at estimated fair value with unrealized gains and losses included in accumulated other comprehensive (loss) income, a separate component of shareholders’ equity.

Deferred Financing Costs

Deferred Financing Costs

Deferred financing costs include fees and costs incurred to obtain the Company’s lines of credit and long-term financings. These costs are amortized over the terms of the related debt. Unamortized financing costs are written off when debt is retired before the maturity date. The accumulated amortization of such deferred financing costs was  $43.9 million and  $34.6 million at December 31, 2010 and 2009, respectively.

Fair Value of Financial Instruments, Including Derivative Instruments

Fair Value of Financial Instruments, Including Derivative Instruments

The valuation of financial instruments requires the Company to make estimates and judgments that affect the fair value of the instruments. The Company, where possible, bases the fair values of its financial instruments, including its derivative instruments, on listed market prices and third party quotes. Where these are not available, the Company bases its estimates on current instruments with similar terms and maturities or on other factors relevant to the financial instruments.

In the normal course of business, the Company is exposed to the effect of interest rate changes. The Company seeks to manage these risks by following established risk management policies and procedures including the use of derivatives to hedge interest rate risk on debt instruments.

The Company has a policy of only entering into contracts with major financial institutions based upon their credit ratings and other factors. When viewed in conjunction with the underlying and offsetting exposure that the derivatives are designed to hedge, the Company has not sustained a material loss from these instruments nor does it anticipate any material adverse effect on its net income or financial position in the future from the use of derivatives.

The Company recognizes all derivatives as either assets or liabilities in the consolidated balance sheets and measures those instruments at fair value. In addition, fair value adjustments will affect either shareholders’ equity or net income depending on whether the derivative instruments qualify as a hedge for accounting purposes and, if so, the nature of the hedging activity. When the terms of an underlying transaction are modified, or when the underlying transaction is terminated or completed, all changes in the fair value of the instrument are marked-to-market with changes in value included in net income each period until the instrument matures. Any derivative instrument used for risk management that does not meet the hedging criteria is marked-to-market each period. The Company does not use derivatives for trading or speculative purposes.

Revenue Recognition

Revenue Recognition

Rental income attributable to residential leases is recorded on a straight-line basis, which is not materially different than if it were recorded when due from residents and recognized monthly as it was earned. Leases entered into between a resident and a property for the rental of an apartment unit are generally year-to-year, renewable upon consent of both parties on an annual or monthly basis. Fee and asset management revenue and interest income are recorded on an accrual basis.

Share-Based Compensation

Share-Based Compensation

The Company expenses share-based compensation such as restricted shares and share options. The fair value of the option grants are recognized over the vesting period of the options. The fair value for the Company’s share options was estimated at the time the share options were granted using the Black-Scholes option pricing model with the following weighted average assumptions:

	2010	2009	2008
Expected volatility (1)	32.4%	26.8%	20.3%
Expected life (2)	5 years	5 years	5 years
Expected dividend yield (3)	4.85%	4.68%	4.95%
Risk-free interest rate (4)	2.29%	1.89%	2.67%
Option valuation per share	$6.18	$3.38	$4.08

(1)	Expected volatility – Estimated based on the historical volatility of EQR’s share price, on a monthly basis, for a period matching the expected life of each grant.
(2)	Expected life – Approximates the actual weighted average life of all share options granted since the Company went public in 1993.
(3)	Expected dividend yield – Calculated by averaging the historical annual yield on EQR shares for a period matching the expected life of each grant, with the annual yield calculated by dividing actual dividends by the average price of EQR’s shares in a given year.
(4)	Risk-free interest rate – The most current U.S. Treasury rate available prior to the grant date for a period matching the expected life of each grant.

The valuation method and assumptions are the same as those the Company used in accounting for option expense in its consolidated financial statements. The Black-Scholes option valuation model was developed for use in estimating the fair value of traded options that have no vesting restrictions and are fully transferable. This model is only one method of valuing options and the Company’s use of this model should not be interpreted as an endorsement of its accuracy. Because the Company’s share options have characteristics significantly different from those of traded options, and because changes in the subjective input assumptions can materially affect the fair value estimate, in management’s opinion, the existing models do not necessarily provide a reliable single measure of the fair value of its share options and the actual value of the options may be significantly different.

Income and Other Taxes

Income and Other Taxes

Due to the structure of the Company as a REIT and the nature of the operations of its operating properties, no provision for federal income taxes has been made at the EQR level. Historically, the Company has generally only incurred certain state and local income, excise and franchise taxes. The Company has elected Taxable REIT Subsidiary (“TRS”) status for certain of its corporate subsidiaries, primarily those entities engaged in condominium conversion and corporate housing activities and as a result, these entities will incur both federal and state income taxes on any taxable income of such entities after consideration of any net operating losses.

Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. These assets and liabilities are measured using enacted tax rates for which the temporary differences are expected to be recovered or settled. The effects of changes in tax rates on deferred tax assets and liabilities are recognized in earnings in the period enacted. The Company’s deferred tax assets are generally the result of tax affected amortization of goodwill, differing depreciable lives on capitalized assets and the timing of expense recognition for certain accrued liabilities. As of December 31, 2010, the Company has recorded a deferred tax asset of approximately  $38.7 million, which is fully offset by a valuation allowance due to the uncertainty in forecasting future TRS taxable income.

The Company provided for income, franchise and excise taxes allocated as follows in the consolidated statements of operations for the years ended December 31, 2010, 2009 and 2008 (amounts in thousands):

	Year Ended December 31,
	2010	2009	2008
Income and other tax expense (benefit) (1)	$292	$2,716	$5,235
Discontinued operations, net (2)	86	(1,073)	(1,797)

Provision for income, franchise and excise taxes (3)	$378	$1,643	$3,438

(1)	Primarily includes state and local income, excise and franchise taxes.
(2)	Primarily represents federal income taxes (recovered) on the gains on sales of condominium units owned by a TRS and included in discontinued operations. Also represents state and local income, excise and franchise taxes on operating properties sold and included in discontinued operations.
(3)	All provisions for income tax amounts are current and none are deferred.

The Company’s TRSs carried back approximately  $7.3 million of 2008 net operating losses (“NOL”) to 2006. The remaining NOL from the 2008 tax year, as well as the NOLs generated in 2009 and 2010, are available for carryforward to future tax years. The Company’s TRSs have approximately  $59.3 million of NOL carryforwards available as of January 1, 2011 that will expire in 2028, 2029 and 2030.

During the years ended December 31, 2010, 2009 and 2008, the Company’s tax treatment of dividends and distributions were as follows:

	Year Ended December 31,
	2010	2009	2008
Tax treatment of dividends and distributions:
Ordinary dividends	$0.607	$0.807	$0.699
Long-term capital gain	0.622	0.558	0.755
Unrecaptured section 1250 gain	0.241	0.275	0.476

Dividends and distributions declared per Common Share outstanding	$1.470	$1.640	$1.930

The cost of land and depreciable property, net of accumulated depreciation, for federal income tax purposes as of December 31, 2010 and 2009 was approximately  $11.1 billion and  $10.4 billion, respectively.

Noncontrolling Interests

Noncontrolling Interests

A noncontrolling interest in a subsidiary (minority interest) is in most cases an ownership interest in the consolidated entity that should be reported as equity in the consolidated financial statements and separate from the parent company’s equity. In addition, consolidated net income is required to be reported at amounts that include the amounts attributable to both the parent and the noncontrolling interest and the amount of consolidated net income attributable to the parent and the noncontrolling interest are required to be disclosed on the face of the Consolidated Statements of Operations. See Note 3 for further discussion.

Operating Partnership: Net income is allocated to noncontrolling interests based on their respective ownership percentage of the Operating Partnership. The ownership percentage is calculated by dividing the number of units of limited partnership interest (“OP Units”) held by the noncontrolling interests by the total OP Units held by the noncontrolling interests and EQR. Issuance of additional common shares of beneficial interest,  $0.01 par value per share (the “Common Shares”), and OP Units changes the ownership interests of both the noncontrolling interests and EQR. Such transactions and the related proceeds are treated as capital transactions.

Partially Owned Properties: The Company reflects noncontrolling interests in partially owned properties on the balance sheet for the portion of properties consolidated by the Company that are not wholly owned by the Company. The earnings or losses from those properties attributable to the noncontrolling interests are reflected as noncontrolling interests in partially owned properties in the consolidated statements of operations.

Redeemable Noncontrolling Interests – Operating Partnership: The Company classifies Redeemable Noncontrolling Interests – Operating Partnership in the mezzanine section of the consolidated balance sheets for the portion of OP Units that the Company is required, either by contract or securities law, to deliver registered EQR Common Shares to the exchanging OP Unit holder. The redeemable noncontrolling interest units are adjusted to the greater of carrying value or fair market value based on the Common Share price of EQR at the end of each respective reporting period.

Use of Estimates

Use of Estimates

In preparation of the Company’s financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Reclassifications

Reclassifications

Certain reclassifications considered necessary for a fair presentation have been made to the prior period financial statements in order to conform to the current year presentation. These reclassifications have not changed the results of operations or equity.

Other

Other

In June 2009, the Financial Accounting Standards Board (“FASB”) issued The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles, which superseded all then-existing non-SEC accounting and reporting standards and became the source of authoritative U.S. generally accepted accounting principles recognized by the FASB to be applied by non-governmental entities. The Company adopted the codification as required, effective for the quarter ended September 30, 2009. The adoption of the codification has no impact on the Company’s consolidated results of operations or financial position but changed the way we refer to accounting literature in our reports.

Effective January 1, 2010, in an effort to improve financial standards for transfers of financial assets, more stringent conditions for reporting a transfer of a portion of a financial asset as a sale (e.g. loan participations) are required, the concept of a “qualifying special-purpose entity” and special guidance for guaranteed mortgage securitizations are eliminated, other sale-accounting criteria is clarified and the initial measurement of a transferor’s interest in transferred financial assets is changed. This does not have a material effect on the Company’s consolidated results of operations or financial position.

Effective January 1, 2010, the analysis for identifying the primary beneficiary of a Variable Interest Entity (“VIE”) has been simplified by replacing the previous quantitative-based analysis with a framework that is based more on qualitative judgments. The analysis requires the primary beneficiary of a VIE to be identified as the party that both (a) has the power to direct the activities of a VIE that most significantly impact its economic performance and (b) has an obligation to absorb losses or a right to receive benefits that could potentially be significant to the VIE. For the Company, this includes its consolidated development partnerships as the Company provides substantially all of the capital for these ventures (other than third party mortgage debt, if any). For the Company, these requirements affected only disclosures and had no impact on the Company’s consolidated results of operations or financial position. See Note 6 for further discussion.

The Company is required to make certain disclosures regarding noncontrolling interests in consolidated limited-life subsidiaries. The Company is the controlling partner in various consolidated partnerships owning 24 properties and 5,232 apartment units and various completed and uncompleted development properties having a noncontrolling interest book value of  $8.0 million at December 31, 2010. Some of these partnership agreements contain provisions that require the partnerships to be liquidated through the sale of their assets upon reaching a date specified in each respective partnership agreement. The Company, as controlling partner, has an obligation to cause the property owning partnerships to distribute the proceeds of liquidation to the Noncontrolling Interests in these Partially Owned Properties only to the extent that the net proceeds received by the partnerships from the sale of their assets warrant a distribution based on the partnership agreements. As of December 31, 2010, the Company estimates the value of Noncontrolling Interest distributions would have been approximately  $53.0 million (“Settlement Value”) had the partnerships been liquidated. This Settlement Value is based on estimated third party consideration realized by the partnerships upon disposition of the Partially Owned Properties and is net of all other assets and liabilities, including yield maintenance on the mortgages encumbering the properties, that would have been due on December 31, 2010 had those mortgages been prepaid. Due to, among other things, the inherent uncertainty in the sale of real estate assets, the amount of any potential distribution to the Noncontrolling Interests in the Company’s Partially Owned Properties is subject to change. To the extent that the partnerships’ underlying assets are worth less than the underlying liabilities, the Company has no obligation to remit any consideration to the Noncontrolling Interests in these Partially Owned Properties.

Effective beginning the quarter ended June 30, 2009, disclosures about fair value of financial instruments are required for interim reporting periods in summarized financial information for publicly traded companies as well as in annual financial statements. This does not have a material effect on the Company’s consolidated results of operations or financial position. See Note 11 for further discussion.

Effective January 1, 2010, companies are required to separately disclose the amounts of significant transfers of assets and liabilities into and out of Level 1, Level 2 and Level 3 of the fair value hierarchy and the reasons for those transfers. Companies must also develop and disclose their policy for determining when transfers between levels are recognized. In addition, companies are required to provide fair value disclosures for each class rather than each major category of assets and liabilities. For fair value measurements using significant other observable inputs (Level 2) or significant unobservable inputs (Level 3), companies are required to disclose the valuation technique and the inputs used in determining fair value for each class of assets and liabilities. This does not have a material effect on the Company’s consolidated results of operations or financial position. See Note 11 for further discussion.

Effective January 1, 2011, companies will be required to separately disclose purchases, sales, issuances and settlements on a gross basis in the reconciliation of recurring Level 3 fair value measurements. The Company does not expect this will have a material effect on its consolidated results of operations or financial position.

Effective January 1, 2009, in an effort to improve financial standards for derivative instruments and hedging activities, companies are required to enhance disclosures to enable investors to better understand their effects on an entity’s financial position, financial performance and cash flows. Among other requirements, entities are required to provide enhanced disclosures about: (1) how and why an entity uses derivative instruments; (2) how derivative instruments and related hedged items are accounted for; and (3) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. Other than the enhanced disclosure requirements, this does not have a material effect on the Company’s consolidated financial statements. See Note 11 for further discussion.

Effective January 1, 2009, issuers of certain convertible debt instruments that may be settled in cash on conversion were required to separately account for the liability and equity components of the instrument in a manner that reflects each issuer’s nonconvertible debt borrowing rate. As the Company is required to apply this retrospectively, the accounting for the Operating Partnership’s  $650.0 million ( $482.5 million outstanding at December 31, 2010) 3.85% convertible unsecured notes that were issued in August 2006 and mature in August 2026 was affected. The Company recognized  $18.6 million,  $20.6 million and  $24.4 million in interest expense related to the stated coupon rate of 3.85% for the years ended December 31, 2010, 2009 and 2008, respectively. The amount of the conversion option as of the date of issuance calculated by the Company using a 5.80% effective interest rate was  $44.3 million and is being amortized to interest expense over the expected life of the convertible notes (through the first put date on August 18, 2011). Total amortization of the cash discount and conversion option discount on the unsecured notes resulted in a reduction to earnings of approximately  $7.8 million and  $10.6 million, respectively, or  $0.03 per share and  $0.04 per share, respectively, for the years ended December 31, 2010 and 2009, and is anticipated to result in a reduction to earnings of approximately  $5.0 million or  $0.02 per share for the year ended December 31, 2011. In addition, the Company decreased the January 1, 2009 balance of retained earnings by  $27.0 million, decreased the January 1, 2009 balance of notes by  $17.3 million and increased the January 1, 2009 balance of paid in capital by  $44.3 million. Due to the required retrospective application, it resulted in a reduction to earnings of approximately  $13.3 million or  $0.05 per share for the year ended December 31, 2008. The carrying amount of the conversion option remaining in paid in capital was  $44.3 million at both December 31, 2010 and 2009. The unamortized cash and conversion option discounts totaled  $5.0 million and  $12.8 million at December 31, 2010 and 2009, respectively.

Business (Tables)	12 Months Ended
Dec. 31, 2010
Business (Tables) [Abstract]
Property/Unit schedule

	Properties	Apartment Units
Wholly Owned Properties	425	119,634
Partially Owned Properties – Consolidated	24	5,232
Military Housing	2	4,738

	451	129,604

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2010
Summary of Significant Accounting Policies (Tables) [Abstract]
Weighted average assumptions used to estimate the fair value for the Company's share options

	2010	2009	2008
Expected volatility (1)	32.4%	26.8%	20.3%
Expected life (2)	5 years	5 years	5 years
Expected dividend yield (3)	4.85%	4.68%	4.95%
Risk-free interest rate (4)	2.29%	1.89%	2.67%
Option valuation per share	$6.18	$3.38	$4.08

(1)	Expected volatility – Estimated based on the historical volatility of EQR’s share price, on a monthly basis, for a period matching the expected life of each grant.
(2)	Expected life – Approximates the actual weighted average life of all share options granted since the Company went public in 1993.
(3)	Expected dividend yield – Calculated by averaging the historical annual yield on EQR shares for a period matching the expected life of each grant, with the annual yield calculated by dividing actual dividends by the average price of EQR’s shares in a given year.
(4)	Risk-free interest rate – The most current U.S. Treasury rate available prior to the grant date for a period matching the expected life of each grant.

Allocation of income, franchise and excise taxes in consolidated statements of operations

	Year Ended December 31,
	2010	2009	2008
Income and other tax expense (benefit) (1)	$292	$2,716	$5,235
Discontinued operations, net (2)	86	(1,073)	(1,797)

Provision for income, franchise and excise taxes (3)	$378	$1,643	$3,438

(1)	Primarily includes state and local income, excise and franchise taxes.
(2)	Primarily represents federal income taxes (recovered) on the gains on sales of condominium units owned by a TRS and included in discontinued operations. Also represents state and local income, excise and franchise taxes on operating properties sold and included in discontinued operations.
(3)	All provisions for income tax amounts are current and none are deferred.

Tax treatment of dividends and distributions

	Year Ended December 31,
	2010	2009	2008
Tax treatment of dividends and distributions:
Ordinary dividends	$0.607	$0.807	$0.699
Long-term capital gain	0.622	0.558	0.755
Unrecaptured section 1250 gain	0.241	0.275	0.476

Dividends and distributions declared per Common Share outstanding	$1.470	$1.640	$1.930

Equity and Redeemable Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2010
Equity and Redeemable Noncontrolling Interests (Tables) [Abstract]
Common shares and units rollforward

	2010	2009	2008
Common Shares
Common Shares outstanding at January 1,	279,959,048	272,786,760	269,554,661
Common Shares Issued:
Conversion of Series E Preferred Shares	328,363	612	36,830
Conversion of Series H Preferred Shares	32,516	—	2,750
Conversion of OP Units	884,472	2,676,002	1,759,560
Issuance of Common Shares	6,151,198	3,497,300	—
Exercise of share options	2,506,645	422,713	995,129
Employee Share Purchase Plan (ESPP)	157,363	324,394	195,961
Restricted share grants, net	235,767	298,717	461,954
Common Shares Other:
Repurchased and retired	(58,130)	(47,450)	(220,085)

Common Shares outstanding at December 31,	290,197,242	279,959,048	272,786,760

Units
Units outstanding at January 1,	14,197,969	16,679,777	18,420,320
LTIP Units, net	92,892	154,616	—
OP Units issued through acquisitions/consolidations	205,648	32,061	19,017
Conversion of Series B Junior Preference Units	—	7,517	—
Conversion of OP Units to Common Shares	(884,472)	(2,676,002)	(1,759,560)

Units outstanding at December 31,	13,612,037	14,197,969	16,679,777

Total Common Shares and Units outstanding at December 31,	303,809,279	294,157,017	289,466,537

Units Ownership Interest in Operating Partnership	4.5%	4.8%	5.8%

LTIP Units Issued:
Issuance – per unit	—	$0.50	—
Issuance – contribution valuation	—	$0.1 million	—

OP Units Issued:
Acquisitions/consolidations – per unit	$40.09	$26.50	$44.64
Acquisitions/consolidations – valuation	$8.2 million	$0.8 million	$0.8 million

Conversion of Series B Junior Preference Units – per unit	—	$24.50	—
Conversion of Series B Junior Preference Units – valuation	—	$0.2 million	—

Redeemable noncontrolling interests rollforward

	2010	2009	2008
Balance at January 1,	$258,280	$264,394	$345,165
Change in market value	129,918	14,544	(65,524)
Change in carrying value	(4,658)	(20,658)	(15,247)

Balance at December 31,	$383,540	$258,280	$264,394

Preferred shares schedule

				Amounts in thousands
	Redemption Date (1) (2)	Conversion Rate (2)	Annual Dividend per Share (3)	December 31, 2010	December 31, 2009
Preferred Shares of beneficial interest, $0.01 par value; 100,000,000 shares authorized:
7.00% Series E Cumulative Convertible Preferred; liquidation value $25 per share; 0 and 328,466 shares issued and outstanding at December 31, 2010 and December 31, 2009, respectively	11/1/98	1.1128	$1.75	$—	$8,212
7.00% Series H Cumulative Convertible Preferred; liquidation value $25 per share; 0 and 22,459 shares issued and outstanding at December 31, 2010 and December 31, 2009, respectively	6/30/98	1.4480	$1.75	—	561
8.29% Series K Cumulative Redeemable Preferred; liquidation value $50 per share; 1,000,000 shares issued and outstanding at December 31, 2010 and December 31, 2009	12/10/26	N/A	$4.145	50,000	50,000
6.48% Series N Cumulative Redeemable Preferred; liquidation value $250 per share; 600,000 shares issued and outstanding at December 31, 2010 and December 31, 2009 (4)	6/19/08	N/A	$16.20	150,000	150,000

				$200,000	$208,773

(1)	On or after the redemption date, redeemable preferred shares (Series K and N) may be redeemed for cash at the option of the Company, in whole or in part, at a redemption price equal to the liquidation price per share, plus accrued and unpaid distributions, if any.
(2)	On or after the redemption date, convertible preferred shares (Series E and H) may be redeemed under certain circumstances at the option of the Company for cash (in the case of Series E) or Common Shares (in the case of Series H), in whole or in part, at various redemption prices per share based upon the contractual conversion rate, plus accrued and unpaid distributions, if any. On November 1, 2010, the Company redeemed its Series E and Series H Cumulative Convertible Preferred Shares for cash consideration of $0.8 million and 355,539 Common Shares.
(3)	Dividends on all series of Preferred Shares are payable quarterly at various pay dates. The dividend listed for Series N is a Preferred Share rate and the equivalent Depositary Share annual dividend is $1.62 per share.
(4)	The Series N Preferred Shares have a corresponding depositary share that consists of ten times the number of shares and one-tenth the liquidation value and dividend per share.

Real Estate (Tables)	12 Months Ended
Dec. 31, 2010
Real Estate (Tables) [Abstract]
Table of Real Estate Owned

	2010	2009
Land	$4,110,275	$3,650,324
Depreciable property:
Buildings and improvements	13,995,121	12,781,543
Furniture, fixtures and equipment	1,231,391	1,111,978
Projects under development:
Land	28,260	106,716
Construction-in-progress	102,077	562,263
Land held for development:
Land	198,465	181,430
Construction-in-progress	36,782	70,890

Investment in real estate	19,702,371	18,465,144
Accumulated depreciation	(4,337,357)	(3,877,564)

Investment in real estate, net	$15,365,014	$14,587,580

Acquired Properties Table

	Properties	Apartment Units	Purchase Price

Rental Properties	16	4,445	$1,485,701
Land Parcels (six)	—	—	68,869

Total	16	4,445	$1,554,570

	Properties	Apartment Units	Purchase Price
Rental Properties	2	566	$145,036
Land Parcel (one)	—	—	11,500

Total	2	566	$156,536

Disposed Properties Table

	Properties	Apartment Units	Sales Price
Rental Properties:
Consolidated	35	7,171	$718,352
Unconsolidated (1)	27	6,275	417,779
Land Parcel (one)	—	—	4,000
Condominium Conversion Properties	1	2	360

Total	63	13,448	$1,140,491

(1)	The Company owned a 25% interest in these unconsolidated rental properties. Sales price listed is the gross sales price.

	Properties	Apartment Units	Sales Price
Rental Properties:
Consolidated	54	11,055	$905,219
Unconsolidated (1)	6	1,434	96,018
Condominium Conversion Properties	1	62	12,021

Total	61	12,551	$1,013,258

(1)	The Company owned a 25% interest in these unconsolidated rental properties. Sales price listed is the gross sales price. The Company’s buyout of its partner’s interest in one previously unconsolidated property is not included in the above totals.

Commitments to Acquire/Dispose of Real Estate (Tables)	12 Months Ended
Dec. 31, 2010
Commitments to Acquire Dispose of Real Estate (Tables) [Abstract]
Real estate to be acquired

	Properties	Apartment Units	Purchase Price
Rental Properties	2	683	$125,250

Total	2	683	$125,250

Real estate to be disposed of

	Properties	Apartment Units	Sales Price
Rental Properties	15	4,152	$378,650

Total	15	4,152	$378,650

Investments in Partially Owned Entities (Tables)	12 Months Ended
Dec. 31, 2010
Investments in Partially Owned Entities (Tables) [Abstract]
Partially Owned Property Balance Sheet Schedule

	Consolidated
	Development Projects (VIEs)
	Held for and/or Under Development	Completed, Not Stabilized (4)	Completed and Stabilized	Other	Total
Total projects (1)	—	1	4	19	24

Total apartment units (1)	—	490	1,302	3,440	5,232

Balance sheet information at 12/31/10 (at 100%):
ASSETS
Investment in real estate	$44,006	$257,747	$390,465	$438,329	$1,130,547
Accumulated depreciation	—	—	(18,471)	(124,347)	(142,818)

Investment in real estate, net	44,006	257,747	371,994	313,982	987,729
Cash and cash equivalents	877	1,288	7,384	11,581	21,130
Deposits – restricted	1,115	922	3,205	8	5,250
Escrow deposits – mortgage	—	—	222	2,321	2,543
Deferred financing costs, net	—	2,800	412	505	3,717
Other assets	339	268	308	143	1,058

Total assets	$46,337	$263,025	$383,525	$328,540	$1,021,427

LIABILITIES AND EQUITY
Mortgage notes payable	$18,342	$141,741	$275,348	$314,535	$749,966
Accounts payable & accrued expenses	346	2,215	1,070	1,259	4,890
Accrued interest payable	1,294	521	605	1,531	3,951
Other liabilities	1,617	1,568	910	1,001	5,096
Security deposits	—	1,021	955	1,392	3,368

Total liabilities	21,599	147,066	278,888	319,718	767,271

Noncontrolling Interests – Partially Owned Properties	3,418	5,025	4,278	(4,730)	7,991
Accumulated other comprehensive (loss)	—	(1,322)	—	—	(1,322)
EQR equity	21,320	112,256	100,359	13,552	247,487

Total equity	24,738	115,959	104,637	8,822	254,156

Total liabilities and equity	$46,337	$263,025	$383,525	$328,540	$1,021,427

Debt – Secured (2):
EQR Ownership (3)	$18,342	$141,741	$275,348	$252,857	$688,288
Noncontrolling Ownership	—	—	—	61,678	61,678

Total (at 100%)	$18,342	$141,741	$275,348	$314,535	$749,966

(1)	Project and apartment unit counts exclude all uncompleted development projects until those projects are substantially completed.
(2)	All debt is non-recourse to the Company with the exception of $14.0 million in mortgage debt on one development project.
(3)	Represents the Company’s current economic ownership interest.
(4)	Projects included here are substantially complete. However, they may still require additional exterior and interior work for all apartment units to be available for leasing.

Partially Owned Property Income Statement Schedule

	Consolidated
	Development Projects (VIEs)			Other	Total
	Held for and/or Under Development	Completed, Not Stabilized (4)	Completed and Stabilized
Operating information for the year ended 12/31/10 (at 100%):
Operating revenue	$4	$6,344	$25,607	$55,928	$87,883
Operating expenses	758	3,458	9,370	19,906	33,492

Net operating (loss) income	(754)	2,886	16,237	36,022	54,391
Depreciation	—	—	12,239	14,882	27,121
General and administrative/other	51	—	127	92	270
Impairment	8,959	—	—	—	8,959

Operating (loss) income	(9,764)	2,886	3,871	21,048	18,041
Interest and other income	23	—	10	30	63
Other expenses	(493)	—	—	(548)	(1,041)
Interest:
Expense incurred, net	(925)	(2,872)	(6,596)	(20,576)	(30,969)
Amortization of deferred financing costs	—	—	(753)	(238)	(991)

(Loss) income before income and other taxes and discontinued operations	(11,159)	14	(3,468)	(284)	(14,897)
Income and other tax (expense) benefit	(31)	—	—	(5)	(36)
Net loss on sales of land parcels	(234)	—	—	—	(234)
Net gain on sales of discontinued operations	711	—	—	34,842	35,553

Net (loss) income	$(10,713)	$14	$(3,468)	$34,553	$20,386

Deposits Restricted (Tables)	12 Months Ended
Dec. 31, 2010
Deposits Restricted (Tables) [Abstract]
Schedule of Restricted Deposits

	December 31, 2010	December 31, 2009
Tax–deferred (1031) exchange proceeds	$103,887	$244,257
Earnest money on pending acquisitions	9,264	6,000
Restricted deposits on debt (1)	18,966	49,565
Resident security and utility deposits	40,745	39,361
Other	8,125	12,825

Totals	$180,987	$352,008

(1)	Primarily represents amounts held in escrow by the lender and released as draw requests are made on fully funded development mortgage loans.

Mortgage Notes Payable (Tables)	12 Months Ended
Dec. 31, 2010
Mortgage Notes Payable (Tables) [Abstract]
Mortgage notes payable

Year	Total
2011	$597,100
2012	342,088
2013	171,138
2014	86,041
2015	59,013
Thereafter	3,507,516

Total	$4,762,896

Notes (Tables)	12 Months Ended
Dec. 31, 2010
Notes (Tables) [Abstract]
Summary of Company's unsecured note balances and certain interest rate and maturity date information

December 31, 2010 (Amounts are in thousands)	Net Principal Balance	Interest Rate Ranges	Weighted Average Interest Rate	Maturity Date Ranges
Fixed Rate Public/Private Notes (1)	$ 4,375,860	3.85% - 7.57%	5.78%	2011 - 2026
Floating Rate Public/Private Notes (1)	809,320	(1)	1.72%	2011 - 2013

Totals	$5,185,180

December 31, 2009 (Amounts are in thousands)	Net Principal Balance	Interest Rate Ranges	Weighted Average Interest Rate	Maturity Date Ranges
Fixed Rate Public/Private Notes (1)	$ 3,771,700	3.85% - 7.57%	5.93%	2011 - 2026
Floating Rate Public/Private Notes (1)	801,824	(1)	1.37%	2010 - 2013
Floating Rate Tax-Exempt Bonds	35,600	(2)	0.37%	2028

Totals	$4,609,124

(1)	At December 31, 2010 and 2009, $300.0 million in fair value interest rate swaps converts a portion of the $400.0 million face value 5.200% notes due April 1, 2013 to a floating interest rate.
(2)	The floating interest rate is based on the 7-Day Securities Industry and Financial Markets Association (“SIFMA”) rate, which is the tax-exempt index equivalent of LIBOR. The interest rate is 0.27% at December 31, 2009.

Aggregate payments of principal on unsecured notes payable

Year	Total (1)
2011(2)(3)	$1,068,891
2012	474,221
2013	407,849
2014	498,576
2015	298,700
Thereafter	2,436,943

Total	$5,185,180

(1)	Principal payments on unsecured notes include amortization of any discounts or premiums related to the notes. Premiums and discounts are amortized over the life of the unsecured notes.
(2)	Includes the Company’s $500.0 million term loan facility, which originally matured on October 5, 2010. Effective April 12, 2010, the Company exercised the first of its two one-year extension options. As a result, the maturity date is now October 5, 2011 and there is one remaining one-year extension option exercisable by the Company.
(3)	Includes $482.5 million face value of 3.85% convertible unsecured debt with a final maturity of 2026.

Derivative and Other Fair Value Instruments (Tables)	12 Months Ended
Dec. 31, 2010
Derivative and Other Fair Value Instruments (Tables) [Abstract]
Derivative Instrument Table

	Fair Value Hedges (1)	Forward Starting Swaps (2)	Development Cash Flow Hedges (3)
Current Notional Balance	$315,693	$950,000	$87,422
Lowest Possible Notional	$315,693	$950,000	$3,020
Highest Possible Notional	$317,694	$950,000	$91,343
Lowest Interest Rate	2.009%	3.478%	4.059%
Highest Interest Rate	4.800%	4.695%	4.059%
Earliest Maturity Date	2012	2021	2011
Latest Maturity Date	2013	2023	2011

(1)	Fair Value Hedges – Converts outstanding fixed rate debt to a floating interest rate.
(2)	Forward Starting Swaps – Designed to partially fix the interest rate in advance of a planned future debt issuance. These swaps have mandatory counterparty terminations from 2012 through 2014, and $350.0 million, $400.0 million and $200.0 million are designated for 2011, 2012 and 2013 maturities, respectively.
(3)	Development Cash Flow Hedges – Converts outstanding floating rate debt to a fixed interest rate.

Schedule of Location of Derivatives on Balance Sheet

	Asset Derivatives		Liability Derivatives
December 31, 2010	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Fair Value Hedges	Other assets	$12,521	Other liabilities	$—
Forward Starting Swaps	Other assets	3,276	Other liabilities	(37,756)
Development Cash Flow Hedges	Other assets	—	Other liabilities	(1,322)

Total		$15,797		$(39,078)

	Asset Derivatives		Liability Derivatives
December 31, 2009	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Fair Value Hedges	Other assets	$5,186	Other liabilities	$—
Forward Starting Swaps	Other assets	23,630	Other liabilities	—
Development Cash Flow Hedges	Other assets	—	Other liabilities	(3,577)

Total		$28,816		$(3,577)

Schedule of Location of Fair Value Hedges on Statement of Operations

December 31, 2010 Type of Fair Value Hedge	Location of Gain/(Loss) Recognized in Income on Derivative	Amount of Gain/(Loss) Recognized in Income on Derivative	Hedged Item	Income Statement Location of Hedged Item Gain/(Loss)	Amount of Gain/(Loss) Recognized in Income on Hedged Item
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Interest Rate Swaps	Interest expense	$7,335	Fixed rate debt	Interest expense	$(7,335)

Total		$7,335			$(7,335)

December 31, 2009 Type of Fair Value Hedge	Location of Gain/(Loss) Recognized in Income on Derivative	Amount of Gain/(Loss) Recognized in Income on Derivative	Hedged Item	Income Statement Location of Hedged Item Gain/(Loss)	Amount of Gain/(Loss) Recognized in Income on Hedged Item
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Interest Rate Swaps	Interest expense	$(1,167)	Fixed rate debt	Interest expense	$1,167

Total		$(1,167)			$1,167

Schedule of Location of cash flow Hedges on Statement of Operations

	Effective Portion			Ineffective Portion
December 31, 2010 Type of Cash Flow Hedge	Amount of Gain/(Loss) Recognized in OCI on Derivative	Location of Gain/(Loss) Reclassified from Accumulated OCI into Income	Amount of Gain/(Loss) Reclassified from Accumulated OCI into Income	Location of Gain/(Loss) Recognized in Income on Derivative	Amount of Gain/(Loss) Reclassified from Accumulated OCI into Income
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Forward Starting Swaps/Treasury Locks	$(68,149)	Interest expense	$(3,338)	N/A	$—
Development Interest Rate Swaps/Caps	2,255	Interest expense	—	N/A	—

Total	$(65,894)		$(3,338)		$—

	Effective Portion			Ineffective Portion
December 31, 2009 Type of Cash Flow Hedge	Amount of Gain/(Loss) Recognized in OCI on Derivative	Location of Gain/(Loss) Reclassified from Accumulated OCI into Income	Amount of Gain/(Loss) Reclassified from Accumulated OCI into Income	Location of Gain/(Loss) Recognized in Income on Derivative	Amount of Gain/(Loss) Reclassified from Accumulated OCI into Income
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Forward Starting Swaps/Treasury Locks	$34,432	Interest expense	$(3,724)	N/A	$—
Development Interest Rate Swaps/Caps	3,244	Interest expense	—	N/A	—

Total	$37,676		$(3,724)		$—

Schedule of Available for Sale and Held to Maturity Securities

		Other Assets
December 31, 2010 Security	Maturity	Amortized Cost	Unrealized Gains	Unrealized Losses	Book/ Fair Value	Interest and Other Income
Available-for-Sale
FDIC-insured certificates of deposit	Less than one year	$—	$—	$—	$—	$61
Other	N/A	675	519	—	1,194	—

Total Available-for-Sale and Grand Total		$675	$519	$—	$1,194	$61

		Other Assets
December 31, 2009 Security	Maturity	Amortized Cost	Unrealized Gains	Unrealized Losses	Book/ Fair Value	Interest and Other Income
Held-to-Maturity
FDIC-insured promissory notes	Less than one year	$—	$—	$—	$—	$458

Total Held-to-Maturity		—	—	—	—	458
Available-for-Sale
FDIC-insured certificates of deposit	Less than one year	25,000	93	—	25,093	491
Other	Between one and five years or N/A	675	370	—	1,045	7 ,754

Total Available-for-Sale		25,675	463	—	26,138	8,245

Grand Total		$25,675	$463	$—	$26,138	$8,703

Assets and liabilities measured on recurring basis

		Fair Value Measurements at Reporting Date Using
Description	12/31/2010	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Derivatives	$15,797	$—	$15,797	$—
Supplemental Executive Retirement Plan	58,132	58,132	—	—
Available-for-Sale Investment Securities	1,194	1,194	—	—

Total	$75,123	$59,326	$15,797	$—

Liabilities
Derivatives	$39,078	$—	$39,078	$—
Supplemental Executive Retirement Plan	58,132	58,132	—	—

Total	$97,210	$58,132	$39,078	$—

Redeemable Noncontrolling Interests – Operating Partnership	$383,540	$—	$383,540	$—

		Fair Value Measurements at Reporting Date Using
Description	12/31/2009	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Derivatives	$28,816	$—	$28,816	$—
Supplemental Executive Retirement Plan	61,090	61,090	—	—
Available-for-Sale Investment Securities	26,138	1,045	25,093	—

Total	$116,044	$62,135	$53,909	$—

Liabilities
Derivatives	$3,577	$—	$3,577	$—
Supplemental Executive Retirement Plan	61,090	61,090	—	—

Total	$64,667	$61,090	$3,577	$—

Redeemable Noncontrolling Interests – Operating Partnership	$258,280	$—	$258,280	$—

Assets and liabilities measured on nonrecurring basis

		Fair Value Measurements at Reporting Date Using
Description	12/31/2010	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses)
Assets
Long-lived assets	$56,000	$—	$—	$56,000	$(45,380)

Total	$56,000	$—	$—	$56,000	$(45,380)

		Fair Value Measurements at Reporting Date Using
Description	12/31/2009	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses)
Assets
Long-lived assets	$18,876	$—	$—	$18,876	$(11,124)

Total	$18,876	$—	$—	$18,876	$(11,124)

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2010
Earnings Per Share (Tables) [Abstract]
Computation of net income per share - basic and net income per share - diluted

	Year Ended December 31,
	2010	2009	2008
Numerator for net income per share – basic and diluted (1):
(Loss) from continuing operations	$(80,179)	$(55,098)	$(102,641)
Allocation to Noncontrolling Interests – Operating Partnership, net	4,355	3,825	7,457
Net loss (income) attributable to Noncontrolling Interests – Partially Owned Properties	726	558	(2,650)
Net income attributable to Preference Interests and Units	—	(9)	(15)
Preferred distributions	(14,368)	(14,479)	(14,507)

(Loss) from continuing operations available to Common Shares,net of Noncontrolling Interests	(89,466)	(65,203)	(112,356)
Discontinued operations, net of Noncontrolling Interests	358,708	412,997	505,471

Numerator for net income per share – basic and diluted (1)	$269,242	$347,794	$393,115

Denominator for net income per share – basic and diluted (1)	282,888	273,609	270,012

Net income per share – basic	$0.95	$1.27	$1.46

Net income per share – diluted	$0.95	$1.27	$1.46

Net income per share – basic:
(Loss) from continuing operations available to Common Shares,net of Noncontrolling Interests	$(0.316)	$(0.238)	$(0.416)
Discontinued operations, net of Noncontrolling Interests	1.268	1.509	1.872

Net income per share – basic	$0.952	$1.271	$1.456

Net income per share – diluted (1):
(Loss) from continuing operations available to Common Shares	$(0.316)	$(0.238)	$(0.416)
Discontinued operations, net	1.268	1.509	1.872

Net income per share – diluted	$0.952	$1.271	$1.456

Distributions declared per Common Share outstanding	$1.47	$1.64	$1.93

(1)	Potential common shares issuable from the assumed conversion of OP Units and the exercise/vesting of long-term compensation award shares/units are automatically anti-dilutive and therefore excluded from the diluted earnings per share calculation as the Company had a loss from continuing operations for the years ended December 31, 2010, 2009 and 2008, respectively.

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2010
Discontinued Operations (Tables) [Abstract]
Components of discontinued operations

	Year Ended December 31,
	2010	2009	2008
REVENUES
Rental income	$281,256	$367,812	$503,542

Total revenues	281,256	367,812	503,542

EXPENSES (1)
Property and maintenance	113,210	142,077	195,444
Real estate taxes and insurance	22,538	33,864	44,270
Property management	—	—	(62)
Depreciation	57,619	78,972	104,575
General and administrative	42	43	35

Total expenses	193,409	254,956	344,262

Discontinued operating income	87,847	112,856	159,280
Interest and other income	654	127	518
Other expenses	—	(10)	—
Interest (2):
Expense incurred, net	(9,928)	(11,423)	(15,279)
Amortization of deferred financing costs	(281)	(795)	(119)
Income and other tax (expense) benefit	(86)	1,073	1,797

Discontinued operations	78,206	101,828	146,197
Net gain on sales of discontinued operations	297,956	335,299	392,857

Discontinued operations, net	$376,162	$437,127	$539,054

(1)	Includes expenses paid in the current period for properties sold or held for sale in prior periods related to the Company’s period of ownership.
(2)	Includes only interest expense specific to secured mortgage notes payable for properties sold and/or held for sale.

Share Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2010
Share Incentive Plans (Tables) [Abstract]
Compensation information

	Year Ended December 31, 2010
	Compensation Expense	Compensation Capitalized	Compensation Equity	Dividends Incurred

Restricted shares	$8,603	$1,178	$9,781	$1,334
LTIP Units	2,334	190	2,524	138
Share options	6,707	714	7,421	—
ESPP discount	1,231	59	1,290	—

Total	$18,875	$2,141	$21,016	$1,472

	Year Ended December 31, 2009
	Compensation Expense	Compensation Capitalized	Compensation Equity	Dividends Incurred
Performance shares	$103	$76	$179	$—
Restricted shares	10,065	1,067	11,132	1,627
LTIP Units	1,036	158	1,194	254
Share options	5,458	538	5,996	—
ESPP discount	1,181	122	1,303	—

Total	$17,843	$1,961	$19,804	$1,881

	Year Ended December 31, 2008
	Compensation Expense	Compensation Capitalized	Compensation Equity	Dividends Incurred
Performance shares	$(8)	$—	$(8)	$—
Restricted shares	15,761	1,517	17,278	2,175
Share options	5,361	485	5,846	—
ESPP discount	1,197	92	1,289	—

Total	$22,311	$2,094	$24,405	$2,175

Award activity of the share incentive plans

	Common Shares Subject to Options	Weighted Average Exercise Price per Option	Restricted Shares	Weighted Average Fair Value per Restricted Share	LTIP Units	Weighted Average Fair Value per LTIP Unit
Balance at December 31, 2007	9,185,141	$32.37	1,178,188	$42.30
Awards granted (1)	1,436,574	$38.46	524,983	$38.29
Awards exercised/vested (2) (3)	(995,129)	$24.75	(644,131)	$35.99
Awards forfeited	(113,786)	$43.95	(63,029)	$44.87
Awards expired	(39,541)	$35.91	—	—

Balance at December 31, 2008	9,473,259	$33.94	996,011	$44.16	—	—
Awards granted (1)	2,541,005	$23.08	362,997	$22.62	155,189	$21.11
Awards exercised/vested (2) (3)	(422,713)	$21.62	(340,362)	$42.67	—	—
Awards forfeited	(146,151)	$30.07	(64,280)	$35.28	(573)	$21.11
Awards expired	(95,650)	$32.21	—	—	—	—

Balance at December 31, 2009	11,349,750	$32.03	954,366	$37.10	154,616	$21.11
Awards granted (1)	1,436,115	$33.59	270,805	$34.85	94,096	$32.97
Awards exercised/vested (2) (3)	(2,506,645)	$28.68	(278,183)	$52.25	—	—
Awards forfeited	(76,275)	$29.43	(35,038)	$30.84	(1,204)	$21.11
Awards expired	(96,457)	$42.69	—	—	—	—

Balance at December 31, 2010	10,106,488	$33.00	911,950	$32.05	247,508	$25.62

(1)	The weighted average grant date fair value for Options granted during the years ended December 31, 2010, 2009 and 2008 was $6.18 per share, $3.38 per share and $4.08 per share, respectively.
(2)	The aggregate intrinsic value of options exercised during the years ended December 31, 2010, 2009 and 2008 was $39.6 million, $2.8 million and $15.6 million, respectively. These values were calculated as the difference between the strike price of the underlying awards and the per share price at which each respective award was exercised.
(3)	The fair value of restricted shares vested during the years ended December 31, 2010, 2009 and 2008 was $9.1 million, $8.0 million and $23.9 million, respectively.

Information regarding options outstanding and exercisable

	Options Outstanding (1)			Options Exercisable (2)
Range of Exercise Prices	Options	Weighted Average Remaining Contractual Life in Years	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
$21.40 to $26.75	2,974,937	6.18	$23.42	1,403,771	$23.82
$26.76 to $32.10	2,478,594	3.09	$29.99	2,478,594	$29.99
$32.11 to $37.45	1,374,888	9.01	$32.96	23,546	$32.23
$37.46 to $42.80	2,363,450	5.87	$40.44	2,023,316	$40.75
$42.81 to $48.15	4,202	5.32	$45.25	4,202	$45.25
$48.16 to $53.50	910,417	6.09	$53.19	853,222	$53.50

$21.40 to $53.50	10,106,488	5.73	$33.00	6,786,651	$34.89

Vested and expected to vest as of December 31, 2010	9,718,763	5.69	$33.12

(1)	The aggregate intrinsic value of options outstanding that are vested and expected to vest as of December 31, 2010 is $184.3 million.
(2)	The aggregate intrinsic value and weighted average remaining contractual life in years of options exercisable as of December 31, 2010 is $117.1 million and 4.4 years, respectively.

Employee Plans (Tables)	12 Months Ended
Dec. 31, 2010
Employee Plans (Tables) [Abstract]
Summary of information regarding the Common Shares issued under the ESPP

	Year Ended December 31,
	2010	2009	2008
	(Amounts in thousands except share and per share amounts)
Shares issued	157,363	324,394	195,961
Issuance price ranges	$28.26 – $41.16	$14.21 – $24.84	$23.51 – $37.61
Issuance proceeds	$5,112	$5,292	$6,170

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies (Tables) [Abstract]
Contractual obligations

Payments Due by Year (in thousands)
	2011	2012	2013	2014	2015	Thereafter	Total
Operating Leases:
Minimum Rent Payments (a)	$5,478	$4,285	$4,431	$4,736	$4,729	$320,928	$344,587
Other Long-Term Liabilities:
Deferred Compensation (b)	1,457	1,770	1,485	1,677	1,677	9,182	17,248

(a)	Minimum basic rent due for various office space the Company leases and fixed base rent due on ground leases for four properties/parcels.
(b)	Estimated payments to the Company’s Chairman, Vice Chairman and two former CEO’s based on planned retirement dates.

Reportable Segments (Tables)	12 Months Ended
Dec. 31, 2010
Reportable Segments (Tables) [Abstracts]
Reportable Segments Schedule

	Year Ended December 31, 2010
	Northeast	Northwest	Southeast	Southwest	Other (3)	Total
Rental income:
Same store (1)	$574,147	$353,123	$383,475	$417,523	$—	$1,728,268
Non-same store/other (2) (3)	112,747	18,042	9,271	33,456	84,259	257,775
Properties sold – September YTD 2011 (4)	—	—	—	—	(213,586)	(213,586)

Total rental income	686,894	371,165	392,746	450,979	(129,327)	1,772,457
Operating expenses:
Same store (1)	215,365	132,331	157,518	149,449	—	654,663
Non-same store/other (2) (3)	54,780	7,950	4,126	15,136	69,823	151,815
Properties sold – September YTD 2011 (4)	—	—	—	—	(109,919)	(109,919)

Total operating expenses	270,145	140,281	161,644	164,585	(40,096)	696,559
NOI:
Same store (1)	358,782	220,792	225,957	268,074	—	1,073,605
Non-same store/other (2) (3)	57,967	10,092	5,145	18,320	14,436	105,960
Properties sold – September YTD 2011 (4)	—	—	—	—	(103,667)	(103,667)

Total NOI	$416,749	$230,884	$231,102	$286,394	$(89,231)	$1,075,898

Total assets	$6,211,534	$2,665,707	$2,602,318	$3,240,170	$1,464,465	$16,184,194

(1)	Same store primarily includes all properties acquired or completed and stabilized prior to January 1, 2009, less properties subsequently sold, which represented 112,042 apartment units.
(2)	Non-same store primarily includes properties acquired after January 1, 2009, plus any properties in lease-up and not stabilized as of January 1, 2009.
(3)	Other includes development, condominium conversion overhead of $0.6 million and other corporate operations.
(4)	Properties sold – September YTD 2011 reflects discontinued operations for properties sold during the first nine months of 2011.

	Year Ended December 31, 2009
	Northeast	Northwest	Southeast	Southwest	Other (3)	Total
Rental income:
Same store (1)	$566,518	$357,502	$383,239	$423,076	$—	$1,730,335
Non-same store/other (2) (3)	23,195	2,010	4,268	16,985	69,364	115,822
Properties sold – September YTD 2011 (4)	—	—	—	—	(207,781)	(207,781)

Total rental income	589,713	359,512	387,507	440,061	(138,417)	1,638,376

Operating expenses:
Same store (1)	211,352	129,696	158,977	148,483	—	648,508
Non-same store/other (2) (3)	12,798	1,851	1,727	9,418	68,692	94,486
Properties sold – September YTD 2011 (4)	—	—	—	—	(108,614)	(108,614)

Total operating expenses	224,150	131,547	160,704	157,901	(39,922)	634,380

NOI:
Same store (1)	355,166	227,806	224,262	274,593	—	1,081,827
Non-same store/other (2) (3)	10,397	159	2,541	7,567	672	21,336
Properties sold – September YTD 2011 (4)	—	—	—	—	(99,167)	(99,167)

Total NOI	$365,563	$227,965	$226,803	$282,160	$(98,495)	$1,003,996

Total assets	$5,435,072	$2,474,775	$2,674,499	$2,971,396	$1,861,773	$15,417,515

(1)	Same store primarily includes all properties acquired or completed and stabilized prior to January 1, 2009, less properties subsequently sold, which represented 112,042 apartment units.
(2)	Non-same store primarily includes properties acquired after January 1, 2009, plus any properties in lease-up and not stabilized as of January 1, 2009.
(3)	Other includes development, condominium conversion overhead of $1.4 million and other corporate operations.
(4)	Properties sold – September YTD 2011 reflects discontinued operations for properties sold during the first nine months of 2011.

	Year Ended December 31, 2008
	Northeast	Northwest	Southeast	Southwest	Other (3)	Total
Rental income:
Same store (1)	$553,712	$372,197	$407,871	$444,403	$—	$1,778,183
Non-same store/other (2) (3)	37,000	18,347	6,090	23,400	101,934	186,771
Properties sold in 2010 (4)	—	—	—	—	(88,681)	(88,681)
Properties sold – September YTD 2011 (5)	—	—	—	—	(241,618)	(241,618)

Total rental income	590,712	390,544	413,961	467,803	(228,365)	1,634,655

Operating expenses:
Same store (1)	199,673	128,448	166,022	150,980	—	645,123
Non-same store/other (2) (3)	16,806	7,664	2,995	14,363	101,742	143,570
Properties sold in 2010 (4)	—	—	—	—	(31,205)	(31,205)
Properties sold – September YTD 2011 (5)	—	—	—	—	(135,730)	(135,730)

Total operating expenses	216,479	136,112	169,017	165,343	(65,193)	621,758

NOI:
Same store (1)	354,039	243,749	241,849	293,423	—	1,133,060
Non-same store/other (2) (3)	20,194	10,683	3,095	9,037	192	43,201
Properties sold in 2010 (4)	—	—	—	—	(57,476)	(57,476)
Properties sold – September YTD 2011 (5)	—	—	—	—	(105,888)	(105,888)

Total NOI	$374,233	$254,432	$244,944	$302,460	$(163,172)	$1,012,897

(1)	Same store primarily includes all properties acquired or completed and stabilized prior to January 1, 2008, less properties subsequently sold, which represented 113,598 apartment units.
(2)	Non-same store primarily includes properties acquired after January 1, 2008, plus any properties in lease-up and not stabilized as of January 1, 2008.
(3)	Other includes development, condominium conversion overhead of $2.8 million and other corporate operations.
(4)	Reflects discontinued operations for properties sold during 2010.
(5)	Properties sold – September YTD 2011 reflects discontinued operations for properties sold during the first nine months of 2011.

Note: Markets included in the above geographic segments are as follows:

(a)	Northeast – New England (excluding Boston), Boston, New York Metro, DC Northern Virginia and Suburban Maryland.
(b)	Northwest – Denver, Portland, San Francisco Bay Area and Seattle/Tacoma.
(c)	Southeast – Atlanta, Jacksonville, Orlando and South Florida.
(d)	Southwest – Inland Empire, Los Angeles, Orange County, Phoenix and San Diego.

Reconciliation of NOI

	Year Ended December 31,
	2010	2009	2008
Rental income	$1,772,457	$1,638,376	$1,634,655
Property and maintenance expense	(404,083)	(371,820)	(365,389)
Real estate taxes and insurance expense	(212,389)	(191,260)	(179,545)
Property management expense	(80,087)	(71,300)	(76,824)

Total operating expenses	(696,559)	(634,380)	(621,758)

Net operating income	$1,075,898	$1,003,996	$1,012,897

Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2010
Quarterly Financial Data (Unaudited) (Tables) [Abstract]
Unaudited Quarterly Financial Data

2010	First Quarter 3/31	Second Quarter 6/30	Third Quarter 9/30	Fourth Quarter 12/31
Total revenues (1)	$423,596	$441,417	$453,960	$462,960
Operating income (1)	98,210	98,413	105,264	77,444
(Loss) from continuing operations (1)	(20,676)	(11,697)	(295)	(47,511)
Discontinued operations, net (1)	78,532	21,786	30,121	245,723
Net income *	57,856	10,089	29,826	198,212
Net income available to Common Shares	51,863	6,343	25,166	185,870
Earnings per share – basic:
Net income available to Common Shares	$0.18	$0.02	$0.09	$0.65
Weighted average Common Shares outstanding	280,645	282,217	282,717	285,916
Earnings per share – diluted:
Net income available to Common Shares	$0.18	$0.02	$0.09	$0.65
Weighted average Common Shares outstanding	280,645	282,217	282,717	285,916

(1)	The amounts presented for 2010 are not equal to the same amounts previously reported in the Form 8-K filed with the SEC on May 23, 2011 as a result of changes in discontinued operations due to additional property sales which occurred in the second and third quarters of 2011. Below is a reconciliation to the amounts previously reported in the Form 8-K:

2010	First Quarter 3/31	Second Quarter 6/30	Third Quarter 9/30	Fourth Quarter 12/31
Total revenues previously reported in May 2011 Form 8-K	$464,999	$487,439	$504,556	$509,855
Total revenues subsequently reclassified to discontinued operations	(41,403)	(46,022)	(50,596)	(46,895)

Total revenues disclosed in Form 8-K	$423,596	$441,417	$453,960	$462,960

Operating income previously reported in May 2011 Form 8-K	$110,008	$112,938	$118,721	$90,996
Operating income subsequently reclassified to discontinued operations	(11,798)	(14,525)	(13,457)	(13,552)

Operating income disclosed in Form 8-K	$98,210	$98,413	$105,264	$77,444

(Loss) income from continuing operations previously reported in May 2011 Form 8-K	$(9,407)	$2,263	$12,624	$(34,515)
Income from continuing operations subsequently reclassified to discontinued operations	(11,269)	(13,960)	(12,919)	(12,996)

(Loss) from continuing operations disclosed in Form 8-K	$(20,676)	$(11,697)	$(295)	$(47,511)

Discontinued operations, net previously reported in May 2011 Form 8-K	$67,263	$7,826	$17,202	$232,727
Discontinued operations, net from properties sold subsequent to the respective reporting period	11,269	13,960	12,919	12,996

Discontinued operations, net disclosed in Form 8-K	$78,532	$21,786	$30,121	$245,723

2009	First Quarter 3/31	Second Quarter 6/30	Third Quarter 9/30	Fourth Quarter 12/31
Total revenues (2)	$414,096	$411,876	$410,984	$411,766
Operating income (2)	112,087	104,560	106,903	111,935
(Loss) from continuing operations (2)	(5,413)	(7,295)	(10,988)	(31,402)
Discontinued operations, net (2)	90,834	113,227	154,353	78,713
Net income *	85,421	105,932	143,365	47,311
Net income available to Common Shares	77,175	96,585	132,362	41,672
Earnings per share – basic:
Net income available to Common Shares	$0.28	$0.35	$0.48	$0.15
Weighted average Common Shares outstanding	272,324	272,901	273,658	275,519
Earnings per share – diluted:
Net income available to Common Shares	$0.28	$0.35	$0.48	$0.15
Weighted average Common Shares outstanding	272,324	272,901	273,658	275,519

(2)	The amounts presented for 2009 are not equal to the same amounts previously reported in the Form 8-K filed with the SEC on May 23, 2011 as a result of changes in discontinued operations due to additional property sales which occurred in the second and third quarters of 2011. Below is a reconciliation to the amounts previously reported in the Form 8-K:

2009	First Quarter 3/31	Second Quarter 6/30	Third Quarter 9/30	Fourth Quarter 12/31
Total revenues previously reported in May 2011 Form 8-K	$459,083	$457,098	$457,777	$454,241
Total revenues subsequently reclassified to discontinued operations	(44,987)	(45,222)	(46,793)	(42,475)

Total revenues disclosed in Form 8-K	$414,096	$411,876	$410,984	$411,766

Operating income previously reported in May 2011 Form 8-K	$124,057	$118,354	$120,470	$124,683
Operating income subsequently reclassified to discontinued operations	(11,970)	(13,794)	(13,567)	(12,748)

Operating income disclosed in Form 8-K	$112,087	$104,560	$106,903	$111,935

Income (loss) from continuing operations previously reported in May 2011 Form 8-K	$5,684	$5,503	$2,066	$(19,212)
Income from continuing operations subsequently reclassified to discontinued operations	(11,097)	(12,798)	(13,054)	(12,190)

(Loss) from continuing operations disclosed in Form 8-K	$(5,413)	$(7,295)	$(10,988)	$(31,402)

Discontinued operations, net previously reported in May 2011 Form 8-K	$79,737	$100,429	$141,299	$66,523
Discontinued operations, net from properties sold subsequent to the respective reporting period	11,097	12,798	13,054	12,190

Discontinued operations, net disclosed in Form 8-K	$90,834	$113,227	$154,353	$78,713

*	The Company did not have any extraordinary items or cumulative effect of change in accounting principle during the years ended December 31, 2010 and 2009. Therefore, income before extraordinary items and cumulative effect of change in accounting principle is not shown as it was equal to the net income amounts disclosed above.

Business (Details)	Dec. 31, 2010 Apartmentunit Property RealEstate LandParcels
Property/Unit schedule
Wholly Owned Properties	425
Wholly Owned Units	119,634
Partially Owned Consolidated Properties	24
Partially Owned Consolidated Units	5,232
Military Housing Properties	2
Military Housing Units	4,738
Total Properties	451
Total Units	129,604
Business (Textuals) [Abstract]
EQR's Ownership percentage in ERPOP	95.50%
Properties owned	451
States in which properties owned are located	17
Units owned	129,604
Wholly Owned Properties	425
Properties having 100% fee simple title	422
Properties having less than 100% fee simple title	1
Number of operating properties under long-term ground leases	3
Number of land parcels under long-term ground leases	1

Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2010 Year Apartmentunit Hector Property LandParcels Project RealEstate	Dec. 31, 2009 Apartmentunit LandParcels Year Property Hector Project	Dec. 31, 2008 Property Apartmentunit Hector Year
Weighted average assumptions used to estimate the fair value for the Company's share options
Expected volatility	32.40%	26.80%	20.30%
Expected life	5	5	5
Expected dividend yield	4.85%	4.68%	4.95%
Risk-free interest rate	2.29%	1.89%	2.67%
Option valuation per share	$ 6.18	$ 3.38	$ 4.08
Short-term Debt [Line Items]
Unsecured Notes, face amount	650,000,000
Convertible Notes, stated interest rate		5.60%
Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Unsecured Notes, face amount	650,000,000
Convertible Notes, issuance date	Aug-2006
Convertible Notes, maturity date	Aug 15, 2026
Effective interest rate for conversion option	5.80%
Interest expense recognized in relation to nonconvertible debt	$ 18,600,000	$ 20,600,000	$ 24,400,000
Convertible Notes, stated interest rate	3.85%	3.85%	3.85%

Summary of Significant Accounting Policies (Details 1) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Allocation of income, franchise and excise taxes in consolidated statements of operations
Income and other tax (expense) benefit	$ 292	$ 2,716	$ 5,235
Discontinued operations, net	86	(1,073)	(1,797)
Provision for income, franchise and excise taxes	$ 378	$ 1,643	$ 3,438

Summary of Significant Accounting Policies (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Tax treatment of dividends and distributions
Ordinary dividends	$ 0.607	$ 0.807	$ 0.699
Long-term capital gain	$ 0.622	$ 0.558	$ 0.755
Unrecaptured section 1250 gain	$ 0.241	$ 0.275	$ 0.476
Distributions declared per Common Share outstanding	$ 1.47	$ 1.64	$ 1.93

Summary of Significant Accounting Policies (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010 Year Apartmentunit Hector Property LandParcels Project RealEstate	Dec. 31, 2009	Dec. 31, 2008
Summary of Significant Accounting Policies (Textuals) [Abstract]
Accumulated amortization of deferred financing costs		$ 43,900,000	$ 34,600,000
Deferred Tax Asset		38,700,000
Net operating losses carried forward available		59,300,000		7,300,000
Expiry of NOL carryforwards available		2028, 2029 and 2030
Cost of land and depreciable property, net of accumulated depreciation		11,100,000,000	10,400,000,000
Par value of common shares		$ 0.01	$ 0.01
Partially Owned Consolidated Properties		24
Partially Owned Consolidated Units		5,232
Noncontrolling Interest Book Value		7,991,000	11,054,000
Noncontrolling Interest Settlement Value		53,000,000
Convertible Notes, outstanding		482,500,000
Reduction in Earnings	5,000,000	7,800,000	10,600,000	13,300,000
Amount of Conversion Option		44,300,000
Paid-In Capital Increase				44,300,000
Decrease in Balance of Notes				17,300,000
Retained Earnings Decrease				27,000,000
Decrease in Earnings Per Share	0.02	0.03	0.04	0.05
Unamortized cash and conversion option discounts		5,000,000	12,800,000
Carrying amount of conversion option remaining in paid-in capital		44,300,000	44,300,000
Maximum period of capitalization of expenses from issuance of certificate of occupancy		90 days
Furniture and Fixtures [Member]
Finite-Lived Intangible Assets [Line Items]
Value of furniture and fixtures minimum range		8,000,000
Value of furniture and fixtures maximum range		$ 13,000,000
Estimated useful life of Building		5
Building [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of Building		30
Building Improvements [Member]
Finite-Lived Intangible Assets [Line Items]
Minimum useful life of the asset		5
Maximum useful life of the asset		10

Equity and Redeemable Noncontrolling Interests (Details) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2009	Sep. 30, 2010	Dec. 31, 2010 Year Apartmentunit Hector Property LandParcels Project RealEstate	Dec. 31, 2009 Apartmentunit LandParcels Year Property Hector Project	Dec. 31, 2008 Property Apartmentunit Hector Year	Nov. 01, 2010	Jul. 30, 2009
Class of Stock [Line Items]
Shares issued			1,600,000	1,950,925
Shares outstanding			1,600,000	1,950,925
Preferred shares schedule
Preferred stock value			$ 200,000,000	$ 208,773,000
Common Shares
Common Shares outstanding at January 1		279,959,048	279,959,048	272,786,760	269,554,661
Common Shares Issued:
Conversion of OP Units			884,472	2,676,002	1,759,560
Issuance of Common Shares			6,151,198	3,497,300
Exercise of share options			2,506,645	422,713	995,129
Employee Share Purchase Plan (ESPP)			157,363	324,394	195,961
Restricted share grants, net			235,767	298,717	461,954
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
OP Units issued through acquisitions			188,571	32,061	19,017
Common Shares Other:
Repurchased and retired			(58,130)	(47,450)	(220,085)
Common Shares outstanding at December 31			290,197,242	279,959,048	272,786,760
Units
Units outstanding at January 1		14,197,969	14,197,969	16,679,777	18,420,320
Issuance of LTIP Units			92,892	154,616
Conversion of Series B Junior Preference Units				7,517
Conversion of OP Units to Common Shares			(884,472)	(2,676,002)	(1,759,560)
Units outstanding at December 31			13,612,037	14,197,969	16,679,777
Total Common Shares and Units outstanding at December 31			303,809,279	294,157,017	289,466,537
Units Ownership Interest in Operating Partnership			4.50%	4.80%	5.80%
LTIP Units Issued:
Issuance - per unit				0.5
Issuance - contribution valuation				100,000
OP Units Issued:
Acquisitions/consolidations - per unit			40.09	26.5	44.64
Acquisitions/consolidations - valuation			8,200,000	800,000	800,000
Conversion of Series B Junior Preference Units - per unit				24.5
Conversion of Series B Junior Preference Units - valuation				200,000
Redeemable noncontrolling interests rollforward
Balance at January 1		258,280,000	258,280,000	264,394,000	345,165,000
Change in market value			129,918,000	14,544,000	(65,524,000)
Change in carrying value			(4,658,000)	(20,658,000)	(15,247,000)
Balance at December 31			383,540,000	258,280,000	264,394,000
Equity and Redeemable Noncontrolling Interests (Textuals) [Abstract]
Shares not settled				1,100,000
Consideration from shares not settled				3,500,000
Acquired all of its partner's interest in 432 partially owned units			432	1,587
2 of partially owned properties acquired			2	5
One partially owned properties			1
May sell up to 17.0 million Common Shares	17,000,000
Years Company can trade existing Common Shares in market at current prices as well as through negotiated transactions			3
Issuance of Common Shares			6,151,198	3,497,300
Common Shares average price for total consideration through the ATM program			$ 47.45	$ 35.38	$ 36.1
Total consideration through ATM program			291,900,000	123,700,000
Authorization to issue additional common shares				37,600,000
Issuance of LTIP Units			188,571	32,061	19,017
OP Units Price			$ 39.15
Total valuation as partial consideration for the acquisition			7,400,000
Partially owned properties acquired from outside partner			1
Contract value per OP unit			$ 35
Partially owned development projects acquired from outside partner			1	2
Land parcels acquired from outside partner			1
Preference units converted							7,367
OP units issued conversion preference units							7,517
Annual dividend per unit							$ 1.17
Reduction in paid in capital		16,900,000		1,500,000
Cash consideration equity buyout			15,300,000
Reduction in other liabilities			200,000
Reduction in noncontrolling interests - partially owned properties			200,000	11,700,000
Repurchased 47450 of its Common Shares			58,130	47,450	220,085
Average price of 23.69 per share			$ 32.46	$ 23.69	$ 35.93
Total consideration of $1.1 million			1,900,000	1,100,000	7,900,000
Authorized $464.6 million to be repurchased			464,600,000
Redemption value of approximately $258.3 million			383,500,000
Cash consideration shares redeemed						800,000
Shares redeemed						355,539
100,000,000 authorized preferred shares			100,000,000
$0.01 par value			$ 0.01
Annual dividend of $1.62 per share			$ 1.62
Depository shares in relation to Preferred shares			ten times
Value of depository shares in relation to liquidation value and dividend per share			0.1
7.00% Series E Cumulative Convertible Preferred [Member]
Class of Stock [Line Items]
Conversion of Preferred Shares			328,363	612	36,830
Preferred shares schedule
Redemption Date			Nov 1, 1998
Conversion Rate			111.28%
Annual Dividend per preferred share			$ 1.75
Preferred stock value			0	8,212,000
7.00% Series H Cumulative Convertible Preferred [Member]
Class of Stock [Line Items]
Conversion of Preferred Shares			32,516		2,750
Preferred shares schedule
Redemption Date			Jun 30, 1998
Conversion Rate			144.80%
Annual Dividend per preferred share			$ 1.75
Preferred stock value			0	561,000
Series K Preferred Stock [Member]
Preferred shares schedule
Redemption Date			Dec 10, 2026
Annual Dividend per preferred share			$ 4.145
Preferred stock value			50,000,000	50,000,000
6.48% Series N Cumulative Redeemable Preferred [Member]
Preferred shares schedule
Redemption Date			Jun 19, 2008
Annual Dividend per preferred share			$ 16.2
Preferred stock value			150,000,000	150,000,000
Partially Owned Properties acquired [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Cost of acquiring properties			1,933,365,000,000	1,933,365,000,000
OP Units issued through acquisitions			1,129	15,948
Equity and Redeemable Noncontrolling Interests (Textuals) [Abstract]
Issuance of LTIP Units			1,129	15,948
Issuance Of OP Units For Property [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Cost of acquiring properties			50,000	800,000
Cash Funded Property [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Cost of acquiring properties				$ 2,100,000

Real Estate (Details) (USD $)	12 Months Ended
	Dec. 31, 2010 Year Apartmentunit Hector Property LandParcels Project RealEstate	Dec. 31, 2009 Apartmentunit LandParcels Year Property Hector Project	Dec. 31, 2008
Table of Real Estate Owned
Land	$ 4,110,275,000	$ 3,650,324,000
Depreciable property:
Buildings and improvements	13,995,121,000	12,781,543,000
Furniture and Fixtures, Gross	1,231,391,000	1,111,978,000
Land - Projects under development	28,260,000	106,716,000
Construction-in-progress	130,337,000	668,979,000
Land - Land held for development	235,247,000	252,320,000
Investment in real estate	19,702,371,000	18,465,144,000
Accumulated depreciation	(4,337,357,000)	(3,877,564,000)
Investment in real estate, net	15,365,014,000	14,587,580,000
Significant Acquisitions and Disposals [Line Items]
Properties - acquired	16	2
Units - acquired	4,445	566
Net (loss) on sales of land parcels	(1,395,000)		2,976,000
Acquired Properties
Properties - acquired	16	2
Units - acquired	4,445	566
Purchase Price - acquired	1,554,570,000	156,536,000
Total Properties:
Properties - disposed	63	61
Units - disposed	13,448	12,551
Sales Price - disposed	1,140,491,000	1,013,258,000
Equity interest in Acquired property	75.00%
Interest in unconsolidated rental properties	25.00%	25.00%
Real Estate (Textuals) [Abstract]
Gain on sale of discontinued operations	298,000,000	335,300,000
Land parcels acquired	6
Land Parcels Disposed		1
Projects under development [Member]
Depreciable property:
Construction-in-progress	102,077,000	562,263,000
Land held for development [Member]
Depreciable property:
Construction-in-progress	36,782,000	70,890,000
Land - Land held for development	198,465,000	181,430,000
Consolidated Rental Properties [Member]
Total Properties:
Properties - disposed	35	54
Units - disposed	7,171	11,055
Sales Price - disposed	718,352,000	905,219,000
Unconsolidated Rental Properties [Member]
Significant Acquisitions and Disposals [Line Items]
Properties - acquired	7	1
Cost of acquiring properties	105,100,000	18,500,000
Units - acquired	1,811	250
Net (loss) on sales of land parcels	28,100,000	10,700,000
Acquired Properties
Properties - acquired	7	1
Units - acquired	1,811	250
Total Properties:
Properties - disposed	27	6
Units - disposed	6,275	1,434
Sales Price - disposed	417,779,000	96,018,000
Equity interest in Acquired property		75.00%
Interest in unconsolidated rental properties	25.00%
Land Parcel (one) [Member]
Significant Acquisitions and Disposals [Line Items]
Net (loss) on sales of land parcels	1,400,000
Acquired Properties
Purchase Price - acquired		11,500,000
Total Properties:
Sales Price - disposed	4,000,000
Condominium Conversion Properties [Member]
Total Properties:
Properties - disposed	1	1
Units - disposed	2	62
Sales Price - disposed	360,000	12,021,000
Unaffiliated Parties [Member]
Significant Acquisitions and Disposals [Line Items]
Properties - acquired	16	2
Units - acquired	4,445	566
Acquired Properties
Properties - acquired	16	2
Units - acquired	4,445	566
Purchase Price - acquired	1,485,701,000	145,036,000
Land Parcel Six [Member]
Acquired Properties
Purchase Price - acquired	$ 68,869,000

Commitments to Acquire/Dispose of Real Estate (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010 Year Apartmentunit Hector Property LandParcels Project
Sales price-Rental Properties	$ 378,650
Properties Acquired-Total	2
Rental Units Acquired - Total	683
Properties Disposed - Total	15
Rental Units Disposed-Total	4,152
Commitments to Acquire Real Estate
Purchase Price - Total	$ 125,250

Investments in Partially Owned Entities (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2010 Apartmentunit Property RealEstate LandParcels	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009 Property Hector	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010 Year Apartmentunit Hector Property LandParcels Project RealEstate	Dec. 31, 2009 Apartmentunit LandParcels Year Property Hector Project	Dec. 31, 2008	Dec. 31, 2007
Variable Interest Entity [Line Items]
Partially Owned Properties	$ 7,991,000				$ 11,054,000				$ 7,991,000	$ 11,054,000
ASSETS
Investment in real estate	19,702,371,000				18,465,144,000				19,702,371,000	18,465,144,000
Accumulated depreciation	(4,337,357,000)				(3,877,564,000)				(4,337,357,000)	(3,877,564,000)
Investment in real estate, net	15,365,014,000				14,587,580,000				15,365,014,000	14,587,580,000
Cash and cash equivalents	431,408,000				193,288,000				431,408,000	193,288,000	890,794,000	50,831,000
Deposits - restricted	180,987,000				352,008,000				180,987,000	352,008,000
Escrow deposits - mortgage	12,593,000				17,292,000				12,593,000	17,292,000
Deferred financing costs, net	42,033,000				46,396,000				42,033,000	46,396,000
Other assets	148,992,000				213,956,000				148,992,000	213,956,000
Total assets	16,184,194,000				15,417,515,000				16,184,194,000	15,417,515,000
LIABILITIES AND EQUITY
Accrued interest payable	98,631,000				101,849,000				98,631,000	101,849,000
Other liabilities	304,202,000				272,236,000				304,202,000	272,236,000
Security deposits	60,812,000				59,264,000				60,812,000	59,264,000
Total liabilities	10,592,078,000				9,984,722,000				10,592,078,000	9,984,722,000
Accumulated other comprehensive (loss)	(57,818,000)				4,681,000				(57,818,000)	4,681,000
Total liabilities and equity	16,184,194,000				15,417,515,000				16,184,194,000	15,417,515,000
Debt-Secured:
Mortgage notes payable	4,762,896,000				4,783,446,000				4,762,896,000	4,783,446,000
Partially Owned Property Income Statement Schedule
Net operating (loss) income									1,075,898,000	1,003,996,000	1,012,897,000
Depreciation									615,784,000	521,403,000	498,333,000
General and administrative/other									39,881,000	38,985,000	44,945,000
Impairment									45,380,000	11,124,000	116,418,000
Operating (loss) income	77,444,000	105,264,000	98,413,000	98,210,000	111,935,000	106,903,000	104,560,000	112,087,000	379,331,000	435,485,000	356,076,000
Other expenses									(11,928,000)	(6,478,000)	(5,760,000)
Interest:
Expense incurred, net									(468,448,000)	(493,509,000)	(477,131,000)
Amortization of deferred financing costs									(10,125,000)	(12,332,000)	(9,582,000)
(Loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations									(105,858,000)	(60,256,000)	(103,151,000)
Income and other tax (expense) benefit									292,000	2,716,000	5,235,000
Net (loss) gain on sales of land parcels									(1,395,000)		2,976,000
Net gain on sales of discontinued operations									297,956,000	335,299,000	392,857,000
Net (loss) income	198,212,000	29,826,000	10,089,000	57,856,000	47,311,000	143,365,000	105,932,000	85,421,000	295,983,000	382,029,000	436,413,000
Investments In Partially Owned Entities (Textuals) [Abstract]
14.0 million will become recourse									14,000,000
Unconsolidated debt maturities repayments of principal after eight months	264,800,000								264,800,000
Acquired 75% equity interest	75.00%								75.00%
Payment to Acquire Additional Interest in Unconsolidated Properties									30,000,000
Joint venture partner interest	80.00%								80.00%
Early repayment of debt	70,000,000				2,400,000				70,000,000	2,400,000
VIE ownership									50.00%
Cash consideration joint venture									11,700,000
Total project cost									76,100,000
Significant Acquisitions and Disposals [Line Items]
Interest retained	25.00%				25.00%				25.00%	25.00%
Units - acquired									4,445	566
Properties - acquired	16				2				16	2
Institutional Partner [Member]
Significant Acquisitions and Disposals [Line Items]
Interest retained	20.00%								20.00%
Co-invested in various properties with unrelated third parties [Member]
Partially Owned Property Balance Sheet Schedule
Total projects									24,000
Total units									5,232,000
ASSETS
Investment in real estate	1,130,547,000								1,130,547,000
Accumulated depreciation	(142,818,000)								(142,818,000)
Investment in real estate, net	987,729,000								987,729,000
Cash and cash equivalents	21,130,000								21,130,000
Deposits - restricted	5,250,000								5,250,000
Escrow deposits - mortgage	2,543,000								2,543,000
Deferred financing costs, net	3,717,000								3,717,000
Other assets	1,058,000								1,058,000
Total assets	1,021,427,000								1,021,427,000
LIABILITIES AND EQUITY
Accounts payable and accrued expenses	4,890,000								4,890,000
Accrued interest payable	3,951,000								3,951,000
Other liabilities	5,096,000								5,096,000
Security deposits	3,368,000								3,368,000
Total liabilities	767,271,000								767,271,000
Noncontrolling Interests - Partially Owned Properties	7,991,000								7,991,000
Accumulated other comprehensive (loss)	(1,322,000)								(1,322,000)
EQR equity	247,487,000								247,487,000
Total equity	254,156,000								254,156,000
Total liabilities and equity	1,021,427,000								1,021,427,000
Debt-Secured:
EQR Ownership									688,288,000
Noncontrolling Ownership									61,678,000
Mortgage notes payable	749,966,000								749,966,000
Partially Owned Property Income Statement Schedule
Operating revenue									87,883,000
Operating expenses									33,492,000
Net operating (loss) income									54,391,000
Depreciation									27,121,000
General and administrative/other									270,000
Impairment									8,959,000
Operating (loss) income									18,041,000
Interest and other income									63,000
Other expenses									(1,041,000)
Interest:
Expense incurred, net									(30,969,000)
Amortization of deferred financing costs									(991,000)
(Loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations									(14,897,000)
Income and other tax (expense) benefit									(36,000)
Net (loss) gain on sales of land parcels									(234,000)
Net gain on sales of discontinued operations									35,553,000
Net (loss) income									20,386,000
Co-invested in various properties with unrelated third parties [Member] | Consolidated Development Projects Held for and or Under Development [Member]
ASSETS
Investment in real estate	44,006,000								44,006,000
Accumulated depreciation	0								0
Investment in real estate, net	44,006,000								44,006,000
Cash and cash equivalents	877,000								877,000
Deposits - restricted	1,115,000								1,115,000
Escrow deposits - mortgage	0								0
Deferred financing costs, net	0								0
Other assets	339,000								339,000
Total assets	46,337,000								46,337,000
LIABILITIES AND EQUITY
Accounts payable and accrued expenses	346,000								346,000
Accrued interest payable	1,294,000								1,294,000
Other liabilities	1,617,000								1,617,000
Security deposits	0								0
Total liabilities	21,599,000								21,599,000
Noncontrolling Interests - Partially Owned Properties	3,418,000								3,418,000
Accumulated other comprehensive (loss)	0								0
EQR equity	21,320,000								21,320,000
Total equity	24,738,000								24,738,000
Total liabilities and equity	46,337,000								46,337,000
Debt-Secured:
EQR Ownership									18,342,000
Mortgage notes payable	18,342,000								18,342,000
Partially Owned Property Income Statement Schedule
Operating revenue									4,000
Operating expenses									758,000
Net operating (loss) income									(754,000)
General and administrative/other									51,000
Impairment									8,959,000
Operating (loss) income									(9,764,000)
Interest and other income									23,000
Other expenses									(493,000)
Interest:
Expense incurred, net									(925,000)
(Loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations									(11,159,000)
Income and other tax (expense) benefit									(31,000)
Net (loss) gain on sales of land parcels									(234,000)
Net gain on sales of discontinued operations									711,000
Net (loss) income									(10,713,000)
Co-invested in various properties with unrelated third parties [Member] | Consolidated Development Projects Completed And Not Stabilized [Member]
Partially Owned Property Balance Sheet Schedule
Total projects									1,000
Total units									490,000
ASSETS
Investment in real estate	257,747,000								257,747,000
Accumulated depreciation	0								0
Investment in real estate, net	257,747,000								257,747,000
Cash and cash equivalents	1,288,000								1,288,000
Deposits - restricted	922,000								922,000
Escrow deposits - mortgage	0								0
Deferred financing costs, net	2,800,000								2,800,000
Other assets	268,000								268,000
Total assets	263,025,000								263,025,000
LIABILITIES AND EQUITY
Accounts payable and accrued expenses	2,215,000								2,215,000
Accrued interest payable	521,000								521,000
Other liabilities	1,568,000								1,568,000
Security deposits	1,021,000								1,021,000
Total liabilities	147,066,000								147,066,000
Noncontrolling Interests - Partially Owned Properties	5,025,000								5,025,000
Accumulated other comprehensive (loss)	(1,322,000)								(1,322,000)
EQR equity	112,256,000								112,256,000
Total equity	115,959,000								115,959,000
Total liabilities and equity	263,025,000								263,025,000
Debt-Secured:
EQR Ownership									141,741,000
Noncontrolling Ownership									141,741,000
Mortgage notes payable	141,741,000								141,741,000
Partially Owned Property Income Statement Schedule
Operating revenue									6,344,000
Operating expenses									3,458,000
Net operating (loss) income									2,886,000
Operating (loss) income									2,866,000
Interest:
Expense incurred, net									2,872,000
(Loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations									14,000
Net (loss) income									14,000
Co-invested in various properties with unrelated third parties [Member] | Consolidated Development Projects Completed and Stabilized [Member]
Partially Owned Property Balance Sheet Schedule
Total projects									4,000
Total units									1,302,000
ASSETS
Investment in real estate	390,465,000								390,465,000
Accumulated depreciation	(18,471,000)								(18,471,000)
Investment in real estate, net	371,994,000								371,994,000
Cash and cash equivalents	7,384,000								7,384,000
Deposits - restricted	3,205,000								3,205,000
Escrow deposits - mortgage	222,000								222,000
Deferred financing costs, net	412,000								412,000
Other assets	308,000								308,000
Total assets	383,525,000								383,525,000
LIABILITIES AND EQUITY
Accounts payable and accrued expenses	1,070,000								1,070,000
Accrued interest payable	605,000								605,000
Other liabilities	910,000								910,000
Security deposits	955,000								955,000
Total liabilities	278,888,000								278,888,000
Noncontrolling Interests - Partially Owned Properties	4,278,000								4,278,000
Accumulated other comprehensive (loss)	0								0
EQR equity	100,359,000								100,359,000
Total equity	104,637,000								104,637,000
Total liabilities and equity	383,525,000								383,525,000
Debt-Secured:
EQR Ownership									275,348,000
Mortgage notes payable	275,348,000								275,348,000
Partially Owned Property Income Statement Schedule
Operating revenue									25,607,000
Operating expenses									9,370,000
Net operating (loss) income									16,237,000
Depreciation									12,239,000
General and administrative/other									127,000
Operating (loss) income									3,871,000
Interest and other income									10,000
Interest:
Expense incurred, net									(6,596,000)
Amortization of deferred financing costs									(753,000)
(Loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations									(3,468,000)
Net (loss) income									(3,468,000)
Co-invested in various properties with unrelated third parties [Member] | Consolidated Other [Member]
Partially Owned Property Balance Sheet Schedule
Total projects									19,000
Total units									3,440,000
ASSETS
Investment in real estate	438,329,000								438,329,000
Accumulated depreciation	(124,347,000)								(124,347,000)
Investment in real estate, net	313,982,000								313,982,000
Cash and cash equivalents	11,581,000								11,581,000
Deposits - restricted	8,000								8,000
Escrow deposits - mortgage	2,321,000								2,321,000
Deferred financing costs, net	505,000								505,000
Other assets	143,000								143,000
Total assets	328,540,000								328,540,000
LIABILITIES AND EQUITY
Accounts payable and accrued expenses	1,259,000								1,259,000
Accrued interest payable	1,531,000								1,531,000
Other liabilities	1,001,000								1,001,000
Security deposits	1,392,000								1,392,000
Total liabilities	319,718,000								319,718,000
Noncontrolling Interests - Partially Owned Properties	(4,730,000)								(4,730,000)
Accumulated other comprehensive (loss)	0								0
EQR equity	13,552,000								13,552,000
Total equity	8,822,000								8,822,000
Total liabilities and equity	328,540,000								328,540,000
Debt-Secured:
EQR Ownership									252,857,000
Noncontrolling Ownership									61,678,000
Mortgage notes payable	314,535,000								314,535,000
Partially Owned Property Income Statement Schedule
Operating revenue									55,928,000
Operating expenses									19,906,000
Net operating (loss) income									36,022,000
Depreciation									14,882,000
General and administrative/other									92,000
Operating (loss) income									21,048,000
Interest and other income									30,000
Other expenses									(548,000)
Interest:
Expense incurred, net									(20,576,000)
Amortization of deferred financing costs									(238,000)
(Loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations									(284,000)
Income and other tax (expense) benefit									(5,000)
Net gain on sales of discontinued operations									34,842,000
Net (loss) income									34,553,000
Consolidated Other [Member]
Variable Interest Entity [Line Items]
Partially Owned Properties	8,000,000								8,000,000
Unconsolidated Rental Properties [Member]
Interest:
Net (loss) gain on sales of land parcels									28,100,000	10,700,000
Investments In Partially Owned Entities (Textuals) [Abstract]
Acquired 75% equity interest					75.00%					75.00%
Significant Acquisitions and Disposals [Line Items]
Payment from its partners									$ 25,400,000
Interest retained	25.00%								25.00%
Units - acquired									1,811	250
No. of unconsolidated properties									24
Properties - acquired	7				1				7	1
Units exchanged									5,635
Unconsolidated Rental Properties One [Member]
Significant Acquisitions and Disposals [Line Items]
Maturity date of mortgage loan	May 1, 2010								May 1, 2010

Deposits Restricted (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Schedule of Restricted Deposits
Tax - deferred (1031) exchange proceeds	$ 103,887	$ 244,257
Earnest money on pending acquisitions	9,264	6,000
Restricted deposits on debt (1)	18,966	49,565
Resident security and utility deposits	40,745	39,361
Other	8,125	12,825
Totals	$ 180,987	$ 352,008

Mortgage Notes Payable (Details) (USD $)	12 Months Ended
	Dec. 31, 2010 Year Apartmentunit Hector Property LandParcels Project RealEstate	Dec. 31, 2009 Apartmentunit LandParcels Year Property Hector Project	Dec. 31, 2008
Mortgage notes payable
2011	$ 1,068,891,000
2012	474,221,000
2013	407,849,000
2014	498,576,000
2015	298,700,000
Mortgage notes payable	4,762,896,000	4,783,446,000
Interest rate range from minimum		0.002
Interest rate range to maximum		0.12465
Average interest rate		4.89%
Mortgage Notes Payable (Textuals) [Abstract]
Write-off of unamortized deferred financing costs	1,000,000	1,100,000
Prepayment penalties of unamortized deferred financing costs	2,500,000
Early repayment of debt	70,000,000	2,400,000
Scheduled principal repayments	652,100,000	956,800,000
Amount obtained of mortgage loan proceeds by new mortgage loans		500,000,000
Obtained new mortgage loans	173,600,000	198,800,000
Assumed mortgage debt	359,100,000
Properties acquired	7	13
Maturity period of collateralized loan		11
Period for which interest rate is fixed		10
Rate of unconsolidated debt		5.60%
$ 40.0 million of Released debt	40,000,000	17,300,000
Properties disposed	2	2
Historical cost, net of accumulated depreciation, of encumbered properties	5,600,000,000	5,800,000,000
New mortgage loans	40,000,000
Loss (gain) on debt extinguishments	2,457,000	17,525,000	(18,656,000)
Mortgage Notes [Member]
Mortgage notes payable
2011	597,100,000
2012	342,088,000
2013	171,138,000
2014	86,041,000
2015	59,013,000
Thereafter	3,507,516,000
Mortgage notes payable	4,762,896,000
Secured Debt [Member]
Mortgage notes payable
Mortgage notes payable	543,400,000
Assumed Secured Debt [Member]
Mortgage notes payable
Mortgage notes payable	112,600,000	198,800,000
Cash collateral held by the lender	$ 42,600,000
Company range of interest rates on outstanding mortgage indebtedness at various dates through September 1, 2048 [Member]
Mortgage notes payable
Interest rate range from minimum	0.0021
Interest rate range to maximum	0.1125
Average interest rate	4.79%

Notes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Apr. 12, 2010
Summary of Company's unsecured note balances and certain interest rate and maturity date information
Net Principal Balance	$ 5,185,180	$ 4,609,124
Rate of unconsolidated debt		5.60%
Interest rate range from minimum		0.002
Interest rate range to maximum		0.12465
Life period of extension option	one year
Number of extension option	1		2
Fixed Rate Public or Private Notes [Member]
Summary of Company's unsecured note balances and certain interest rate and maturity date information
Net Principal Balance	4,375,860	3,771,700
Interest rate range from minimum	0.0385	0.0385
Interest rate range to maximum	0.0757	0.0757
Weighted Average Interest Rate	5.78%	5.93%
Maturity Date Ranges Minimum	2011	2011
Maturity Date Ranges Maximum	2026	2026
Floating Rate Public or Private Notes [Member]
Summary of Company's unsecured note balances and certain interest rate and maturity date information
Net Principal Balance	809,320	801,824
Weighted Average Interest Rate	1.72%	1.37%
Maturity Date Ranges Minimum	2011	2010
Maturity Date Ranges Maximum	2013	2013
Fixed Rate Tax- Exempt Bonds [Member]
Summary of Company's unsecured note balances and certain interest rate and maturity date information
Net Principal Balance		$ 35,600
Weighted Average Interest Rate		0.37%
Maturity Date		2,028

Notes (Details 1) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Aggregate payments of principal on unsecured notes payable
2011	$ 1,068,891
2012	474,221
2013	407,849
2014	498,576
2015	298,700
Thereafter	2,436,943
Total	$ 5,185,180	$ 4,609,124

Notes (Details) [Textuals] (USD $)	12 Months Ended					12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Convertible Debt [Member]	Aug. 23, 2006 Convertible Debt [Member] Senior Notes [Member]	Dec. 31, 2010 Unsecured Debt [Member]	Oct. 11, 2007 Unsecured Debt [Member]	Dec. 31, 2010 Term Loan [Member]	Dec. 31, 2010 4.75% Interest Rate Debt [Member]	Dec. 31, 2009 4.75% Interest Rate Debt [Member]	Dec. 31, 2009 4.75% Fixed Rate Public Notes [Member]	Dec. 31, 2009 6.95% Fixed Rate Public Notes At Par Value [Member]	Dec. 31, 2009 6.95% Fixed Rate Public Notes At Premium [Member]	Dec. 31, 2009 6.625% Fixed Rate Public Notes [Member]	Dec. 31, 2009 5.50% Fixed Rate Public Notes [Member]	Dec. 31, 2009 5.20% Percentage Fixed Rate Tax-exempt Notes [Member]	Dec. 31, 2009 3.85% Fixed Rate Public Notes At Discount [Member]	Dec. 31, 2009 3.85% Fixed Rate Public Notes At Par Value [Member]	Dec. 31, 2010 Floating Rate Public or Private Notes Due on April 1, 2013 [Member]	Dec. 31, 2009 Floating Rate Public or Private Notes due on June 15, 2009 [Member]	Dec. 31, 2010 Senior Notes [Member]
Debt Instrument [Line Items]
Unsecured Notes, face amount	$ 650,000,000				$ 650,000,000	$ 500,000,000			$ 600,000,000										$ 400,000,000	$ 400,000,000	$ 482,500,000
Effective interest rate of notes									5.09%
Proceeds	595,422,000								595,400,000
Maturity period of interest rate notes									ten years
Fixed rate public notes Repurchased											105,200,000	185,200,000	21,700,000	146,100,000	127,900,000	75,800,000	17,500,000	48,500,000
Fixed rate public notes recognized loss on debt extinguishment	(2,457,000)	(17,525,000)	18,656,000										1,300,000	11,700,000	9,000,000		2,000,000
Fixed rate public notes unamortized deferred financing cost write off											79,000	400,000		300,000	500,000	700,000	100,000	300,000
Unamortized discount Premium on notes payable write off											46,000	1,000,000	200,000		400,000		800,000	1,500,000
Repayment of fixed rate public notes											122,200,000
Maturity period of unsecured loan						The loan matures on October 5, 2010		Matures on October 5, 2011, subject to one remaining one-year extension options exercisable by the Operating Partnership
Unsecured notes of $5.2 billion	5,185,180,000	4,609,124,000					500,000,000
Senior unsecured term loan bearing variable interest rate						LIBOR plus a spread (currently 0.50%) dependent upon the current credit rating on the Operating Partnership’s long-term senior unsecured debt.
Maturity period of exchangeable senior notes				Aug 15, 2025
Note bearing fixed interest rate				193336500.00%
Unamortized net premiums on notes payable, written off														200,000
Convertible Notes, stated interest rate		5.60%				3.85%			4.75%	4.75%	4.75%		6.95%	6.63%	5.50%	5.20%	3.85%
Outstanding loan included in the unsecured revolving credit facility	5,185,180,000	4,609,124,000
Additional borrowing capacity						250,000,000
Debt Instrument repurchase price percentage													1.06	1.08	1.07		0.884
Notes (Textuals) [Abstract]
Fair value of interest rate swaps	300,000,000	300,000,000
Interest rate range from minimum		0.002
Interest rate range to maximum		0.12465
Loss on debt extinguishment	(2,457,000)	(17,525,000)	18,656,000										1,300,000	11,700,000	9,000,000		2,000,000
Face value of convertible unsecured debt	1,280,000,000	1,370,000,000
Convertible Notes, stated interest rate		0.27%
Line of credit amount outstanding	0	0
Convertible senior subordinated notes, base conversion price	$ 1,000,000
Convertible senior subordinated notes conversion ratio	16.3934
Debt instrument convertible conversion price per share	$ 61

Lines of Credit (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Lines Of Credit (Textuals) [Abstract]
$ 1.425 billion unsecured revolving credit facility	$ 1,425,000,000
Line of credit commitment by bankrupt financial institution now unavailable	75,000,000	75,000,000
Line of Credit Maturity	Feb 28, 2012
500.0 million ability to increase	500,000,000
Advances under credit facility, rate plus spread	0.005
Face value of convertible unsecured debt	1,280,000,000	1,370,000,000
Amount restricted/dedicated to support letters of credit	147,300,000	56,700,000
Line of credit amount outstanding	$ 0	$ 0
Weighted average interest rate on revolving letter of credit	0.66%

Derivative and Other Fair Value Instruments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Fair Value Hedges [Member]
Derivative Instrument Table
Current Notional Balance	$ 315,693
Lowest Possible Notional	315,693
Highest Possible Notional	317,694
Lowest Interest Rate	2.01%
Highest Interest Rate	4.80%
Earliest Maturity Date	2012
Latest Maturity Date	2013
Forward Starting Swaps [Member]
Derivative Instrument Table
Current Notional Balance	950,000
Lowest Possible Notional	950,000
Highest Possible Notional	950,000
Lowest Interest Rate	3.48%
Highest Interest Rate	4.70%
Earliest Maturity Date	2021
Latest Maturity Date	2023
Development Cash Flow Hedges [Member]
Derivative Instrument Table
Current Notional Balance	87,422
Lowest Possible Notional	3,020
Highest Possible Notional	$ 91,343
Lowest Interest Rate	4.06%
Highest Interest Rate	4.06%
Earliest Maturity Date	2011
Latest Maturity Date	2011

Derivative and Other Fair Value Instruments (Details 1) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Schedule of Location of Derivatives on Balance Sheet
Derivative asset, fair value	$ 15,797	$ 28,816
Derivative liability, fair value	39,078	3,577
Fair Value Hedges [Member] | Other Assets [Member]
Schedule of Location of Derivatives on Balance Sheet
Derivative asset, fair value	12,521	5,186
Forward Starting Swaps [Member] | Other Assets [Member]
Schedule of Location of Derivatives on Balance Sheet
Derivative asset, fair value	3,276	23,630
Forward Starting Swaps [Member] | Other Liabilities [Member]
Schedule of Location of Derivatives on Balance Sheet
Derivative liability, fair value	(37,756)
Development Cash Flow Hedges [Member] | Other Liabilities [Member]
Schedule of Location of Derivatives on Balance Sheet
Derivative liability, fair value	$ (1,322)	$ (3,577)

Derivative and Other Fair Value Instruments (Details 2) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Schedule of Location of Cash flow Hedges on Statement of Operations
Amount of Gain/(Loss) Recognized in Income on Derivative	$ 7,335	$ (1,167)
Amount of Gain/ (Loss) Recognized in Income on Hedged Item	(7,335)	1,167
Interest Expense [Member] | Interest Rate Swap [Member]
Schedule of Location of Cash flow Hedges on Statement of Operations
Amount of Gain/(Loss) Recognized in Income on Derivative	7,335	(1,167)
Amount of Gain/ (Loss) Recognized in Income on Hedged Item	$ (7,335)	$ 1,167
Interest Rate Swap [Member]
Schedule of Location of Cash flow Hedges on Statement of Operations
Hedged Item	Fixed rate debt	Fixed rate debt

Derivative and Other Fair Value Instruments (Details 3) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Schedule of Location of Cash flow Hedges on Statement of Operations
Effective Portion - Amount of Gain/ (Loss) Recognized in OCI on Derivative	$ (65,894)	$ 37,676
Effective Portion - Amount of Gain/ (Loss) Reclassified from Accumulated OCI into Income	(3,338)	(3,724)
Ineffective Portion - Amount of Gain/ (Loss) Reclassified from Accumulated OCI into Income	0	0
Interest Expense [Member] | Forward Starting Swaps/Treasury Locks [Member]
Schedule of Location of Cash flow Hedges on Statement of Operations
Effective Portion - Amount of Gain/ (Loss) Reclassified from Accumulated OCI into Income	(3,338)	(3,724)
Forward Starting Swaps/Treasury Locks [Member]
Schedule of Location of Cash flow Hedges on Statement of Operations
Effective Portion - Amount of Gain/ (Loss) Recognized in OCI on Derivative	(68,149)	34,432
Development Interest Rate Swaps/Caps [Member]
Schedule of Location of Cash flow Hedges on Statement of Operations
Effective Portion - Amount of Gain/ (Loss) Recognized in OCI on Derivative	$ 2,255	$ 3,244

Derivative and Other Fair Value Instruments (Details 4) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Schedule of Available for Sale and Held to Maturity Securities
Maturity		Less than one year
Held-to-Maturity
Held-to-maturity Securities		$ 0
Other assets, unrealized gains		0
Other assets, unrealized losses		0
Other assets, book/fair value		0
Interest and other income		458
Available for Sale
Other assets, amortized cost	675	25,675
Other assets, Unrealized Gains	519	463
Other assets, Unrealized Losses	0	0
Other assets, Book/Fair value	1,194	26,138
Interest and Other income	61	8,245
Other assets, total amortized cost		25,675
Other assets, total unrealized gains		463
Other assets, total unrealized losses		0
Other assets, total book/fair value		26,138
Total interest and other income		8,703
FDIC Insured Promissory Notes [Member]
Schedule of Available for Sale and Held to Maturity Securities
Maturity		Less than one year
Available for Sale
Other assets, amortized cost		25,000
Other assets, Unrealized Gains		93
Other assets, Book/Fair value		25,093
Interest and Other income		491
Other Held-to-maturity Securities [Member]
Schedule of Available for Sale and Held to Maturity Securities
Maturity		Between one and five years or N/A
Available for Sale
Other assets, amortized cost		675
Other assets, Unrealized Gains		370
Other assets, Book/Fair value		1,045
Interest and Other income		7,754
FDIC-insured certificates of deposit [Member]
Schedule of Available for Sale and Held to Maturity Securities
Maturity	Less than one year
Available for Sale
Other assets, amortized cost	0
Other assets, Book/Fair value	0
Interest and Other income	61
Other Available-for-Sale Securities [Member]
Available for Sale
Other assets, amortized cost	675
Other assets, Unrealized Gains	519
Other assets, Book/Fair value	$ 1,194

Derivative and Other Fair Value Instruments (Details 5) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Assets
Derivatives	$ 15,797	$ 28,816
Supplemental Executive Retirement Plan	58,132	61,090
Available-for-Sale Investment Securities	1,194	26,138
Total	75,123	116,044
Liabilities
Derivatives	39,078	3,577
Supplemental Executive Retirement Plan	58,132	61,090
Total	97,210	64,667
Redeemable Noncontrolling Interests - Operating Partnership	383,540	258,280
Quoted Priced in Active Markets for Identical Assets (Level 1) [Member]
Assets
Derivatives	0	0
Supplemental Executive Retirement Plan	58,132	61,090
Available-for-Sale Investment Securities	1,194	1,045
Total	59,326	62,135
Quoted Priced in Active Markets for Identical Assets (Level 1) [Member]
Liabilities
Derivatives	0	0
Supplemental Executive Retirement Plan	58,132	61,090
Total	58,132	61,090
Redeemable Noncontrolling Interests - Operating Partnership	0	0
Significant Other Observable Inputs (Level 2) [Member]
Assets
Derivatives	15,797	28,816
Supplemental Executive Retirement Plan	0	0
Available-for-Sale Investment Securities	0	25,093
Total	15,797	53,909
Significant Other Observable Inputs (Level 2) [Member]
Liabilities
Derivatives	39,078	3,577
Supplemental Executive Retirement Plan	0	0
Total	39,078	3,577
Redeemable Noncontrolling Interests - Operating Partnership	383,540	258,280
Significant Unobservable Inputs (Level 3) [Member]
Assets
Derivatives	0	0
Supplemental Executive Retirement Plan	0	0
Available-for-Sale Investment Securities	0	0
Total	0	0
Significant Unobservable Inputs (Level 3) [Member]
Liabilities
Derivatives	0	0
Supplemental Executive Retirement Plan	0	0
Total	0	0
Redeemable Noncontrolling Interests - Operating Partnership	$ 0	$ 0

Derivative and Other Fair Value Instruments (Details 6) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets and liabilities measured on nonrecurring basis
Long-lived assets	$ 56,000	$ 18,876
Total Gains (Losses)	(45,380)	(11,124)	(116,418)
Quoted Priced in Active Markets for Identical Assets (Level 1) [Member]
Assets and liabilities measured on nonrecurring basis
Long-lived assets	0	0
Quoted Priced in Active Markets for Identical Assets (Level 1) [Member] | Long-lived assets [Member]
Assets and liabilities measured on nonrecurring basis
Long-lived assets	0	0
Significant Other Observable Inputs (Level 2) [Member]
Assets and liabilities measured on nonrecurring basis
Long-lived assets	0	0
Significant Other Observable Inputs (Level 2) [Member] | Long-lived assets [Member]
Assets and liabilities measured on nonrecurring basis
Long-lived assets	0	0
Significant Unobservable Inputs (Level 3) [Member]
Assets and liabilities measured on nonrecurring basis
Long-lived assets	56,000	18,876
Significant Unobservable Inputs (Level 3) [Member] | Long-lived assets [Member]
Assets and liabilities measured on nonrecurring basis
Long-lived assets	56,000	18,876
Long-lived assets [Member]
Assets and liabilities measured on nonrecurring basis
Long-lived assets	$ 56,000	$ 18,876

Derivative and Other Fair Value Instruments (Details Textuals) (USD $)	12 Months Ended			1 Months Ended	3 Months Ended			12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2009	Jul. 31, 2010 Forward Starting Swaps [Member]	Jun. 30, 2009 Forward Starting Swaps [Member]	Dec. 31, 2008 Treasury Locks [Member]	Mar. 31, 2008 Treasury Locks [Member]	Dec. 31, 2009 Treasury Locks [Member]	Dec. 31, 2010 4.75% Interest Rate Debt [Member]	Dec. 31, 2009 4.75% Interest Rate Debt [Member]	Jul. 31, 2010 10 year fixed Interest Rate Notes [Member]
Derivative [Line Items]
Receipt on discontinuation of cash flow hedge		$ 400,000		$ 10,000,000				$ 10,800,000
Discontinuation of cash flow hedge number of contract					6	6	3
Convertible Notes, stated interest rate		5.60%							4.75%	4.75%
Maturity period of interest rate notes									ten years
Mortgage loan issued	650,000,000								600,000,000		600,000,000
Derivative and Other Fair Value Instruments (Textuals) [Abstract]
Mortgage notes payable	4,762,896,000	4,783,446,000
Notes, net	5,185,180,000	4,609,124,000
Fair value of mortgage notes payable	4,700,000,000	4,600,000,000
Fair value of unsecured notes payable including line of credit	5,500,000,000	4,700,000,000
Forward starting swaps counterparty terminations designated for 2011 maturity	350,000,000
Forward starting swaps counterparty terminations designated for 2012 maturity	400,000,000
Forward starting swaps counterparty terminations designated for 2013 maturity	200,000,000
Deferred Gains In OCI	58,300,000	4,200,000
Estimated Future Losses In OCI	5,600,000
Reduction in interest expenses, deferred			200,000
Proceeds from sale of investment securities	25,000,000	215,753,000
Gain on sale of investment securities		$ 4,943,000

Derivative and Other Fair Value Instruments (Details Textuals 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Mortgage Loans on Real Estate [Line Items]
Mortgage loan issued	$ 650,000
Mortgage Loan Due In 11 Years [Member]
Mortgage Loans on Real Estate [Line Items]
Mortgage loan issued	$ 500,000
Maturity period of mortgage loan	11 years
Payment deferred as increase to interest expense, period		10

Earnings Per Share (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Numerator for net income per share - basic and diluted
(Loss) from continuing operations	$ (47,511,000)	$ (295,000)	$ (11,697,000)	$ (20,676,000)	$ (31,402,000)	$ (10,988,000)	$ (7,295,000)	$ (5,413,000)	$ (80,179,000)	$ (55,098,000)	$ (102,641,000)
Allocation to Noncontrolling Interests - Operating Partnership, net									4,355,000	3,825,000	7,457,000
Net loss (income) attributable to Noncontrolling Interests - Partially Owned Properties									726,000	558,000	(2,650,000)
Preference Interests and Units										(9,000)	(15,000)
Preferred distributions									(14,368,000)	(14,479,000)	(14,507,000)
(Loss) from continuing operations available to Common Shares, net of Noncontrolling Interests									(89,466,000)	(65,203,000)	(112,356,000)
Discontinued operations, net of Noncontrolling Interests									358,708,000	412,997,000	505,471,000
Numerator for net income per share - basic and diluted									269,242,000	347,794,000	393,115,000
Denominator for net income per share - basic and diluted									282,888,000	273,609,000	270,012,000
Net income per share - basic	$ 0.65	$ 0.09	$ 0.02	$ 0.18	$ 0.15	$ 0.48	$ 0.35	$ 0.28	$ 0.95	$ 1.27	$ 1.46
Net income per share - diluted	$ 0.65	$ 0.09	$ 0.02	$ 0.18	$ 0.15	$ 0.48	$ 0.35	$ 0.28	$ 0.95	$ 1.27	$ 1.46
Net income per share - basic:
(Loss) from continuing operations available to Common Shares, net of Noncontrolling Interests									$ (0.316)	$ (0.238)	$ (0.416)
Discontinued operations, net of Noncontrolling Interests									$ 1.268	$ 1.509	$ 1.872
Net income per share - basic	$ 0.65	$ 0.09	$ 0.02	$ 0.18	$ 0.15	$ 0.48	$ 0.35	$ 0.28	$ 0.95	$ 1.27	$ 1.46
Net income per share - diluted:
(Loss) from continuing operations available to Common Shares									$ (0.316)	$ (0.238)	$ (0.416)
Discontinued operations, net									$ 1.268	$ 1.509	$ 1.872
Net income per share - diluted	$ 0.65	$ 0.09	$ 0.02	$ 0.18	$ 0.15	$ 0.48	$ 0.35	$ 0.28	$ 0.95	$ 1.27	$ 1.46
Distributions declared per Common Share outstanding									$ 1.47	$ 1.64	$ 1.93
Earnings Per Share (Textuals) [Abstract]
Convertible preferred shares									325,103	402,501	427,090
Unsecured Notes, face amount	650,000,000								650,000,000
Convertible Notes, outstanding	$ 482,500,000								$ 482,500,000

Discontinued Operations (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
REVENUES
Rental income									$ 281,256,000	$ 367,812,000	$ 503,542,000
Total revenues									281,256,000	367,812,000	503,542,000
EXPENSES
Property and maintenance									113,210,000	142,077,000	195,444,000
Real estate taxes and insurance									22,538,000	33,864,000	44,270,000
Property management											(62,000)
Depreciation									57,619,000	78,972,000	104,575,000
General and administrative									42,000	43,000	35,000
Total expenses									193,409,000	254,956,000	344,262,000
Discontinued operating income									87,847,000	112,856,000	159,280,000
Interest and other income									654,000	127,000	518,000
Other expenses										(10,000)
Interest:
Expense incurred, net									(9,928,000)	(11,423,000)	(15,279,000)
Amortization of deferred financing costs									(281,000)	(795,000)	(119,000)
Income and other tax (expense) benefit									(86,000)	1,073,000	1,797,000
Discontinued operations									78,206,000	101,828,000	146,197,000
Net gain on sales of discontinued operations									297,956,000	335,299,000	392,857,000
Discontinued operations, net	245,723,000	30,121,000	21,786,000	78,532,000	78,713,000	154,353,000	113,227,000	90,834,000	376,162,000	437,127,000	539,054,000
Discontinued Operations (Textuals) [Abstract]
Investment in real estate, net of accumulated depreciation									623,700,000	1,000,000,000
Mortgage notes payable									$ 50,900,000	$ 147,100,000

Share Incentive Plans (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Compensation information
Compensation Expense	$ 18,875	$ 17,843	$ 22,311
Compensation Capitalized	2,141	1,961	2,094
Compensation Equity	21,016	19,804	24,405
Dividends Incurred	1,472	1,881	2,175
Performance Shares [Member]
Compensation information
Compensation Expense		103	(8)
Compensation Capitalized		76
Compensation Equity		179	(8)
Restricted shares [Member]
Compensation information
Compensation Expense	8,603	10,065	15,761
Compensation Capitalized	1,178	1,067	1,517
Compensation Equity	9,781	11,132	17,278
Dividends Incurred	1,334	1,627	2,175
LTIP Units [Member]
Compensation information
Compensation Expense	2,334	1,036
Compensation Capitalized	190	158
Compensation Equity	2,524	1,194
Dividends Incurred	138	254
Share options [Member]
Compensation information
Compensation Expense	6,707	5,458	5,361
Compensation Capitalized	714	538	485
Compensation Equity	7,421	5,996	5,846
ESPP discount [Member]
Compensation information
Compensation Expense	1,231	1,181	1,197
Compensation Capitalized	59	122	92
Compensation Equity	$ 1,290	$ 1,303	$ 1,289

Share Incentive Plans (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010
Award activity of the Share Incentive Plans
Common Shares Subject to Options, Beginning Balance	11,349,750	9,473,259	9,185,141
Common Shares Subject to Options, Awards granted	1,436,115	2,541,005	1,436,574
Common Shares Subject to Options, Awards exercised/vested	(2,506,645)	(422,713)	(995,129)
Common Shares Subject to Options, Awards forfeited	(76,275)	(146,151)	(113,786)
Common Shares Subject to Options, Awards expired	(96,457)	(95,650)	(39,541)
Common Shares Subject to Options, Ending Balance	10,106,488	11,349,750	9,473,259
Weighted Average Exercise Price per option, Beginning Balance	$ 32.03	$ 33.94	$ 32.37
Weighted Average Exercise Price per option, Awards granted	$ 33.59	$ 23.08	$ 38.46
Weighted Average Exercise Price per option, Awards exercised/vested	$ 28.68	$ 21.62	$ 24.75
Weighted Average Exercise Price per option, Awards forfeited	$ 29.43	$ 30.07	$ 43.95
Weighted Average Exercise Price per option, Awards expired	$ 42.69	$ 32.21	$ 35.91
Weighted Average Exercise Price per option, Ending Balance	$ 33	$ 32.03	$ 33.94
Restricted Shares, Beginning Balance	954,366	996,011	1,178,188
Restricted Shares, Awards granted	270,805	362,997	524,983
Restricted Shares, Awards exercised/vested	(278,183)	(340,362)	(644,131)
Restricted Shares, Awards forfeited	(35,038)	(64,280)	(63,029)
Restricted Shares, Ending Balance	911,950	954,366	996,011
Weighted Average Fair Value per Restricted Share, Beginning Balance	$ 37.1	$ 44.16	$ 42.3
Weighted Average Fair Value per Restricted Share, Awards granted	$ 34.85	$ 22.62	$ 38.29
Weighted Average Fair Value per Restricted Share, Awards exercised/vested	$ 52.25	$ 42.67	$ 35.99
Weighted Average Fair Value per Restricted Share, Awards forfeited	$ 30.84	$ 35.28	$ 44.87
Weighted Average Fair Value per Restricted Share, Ending Balance	$ 32.05	$ 37.1	$ 44.16
LTIP Unit, Awards granted	94,096	155,189
Weighted Average Fair Value per LTIP Unit, Awards granted	$ 32.97	$ 21.11
LTIP Unit, Awards forfeited	(1,204)	(573)
Weighted Average Fair Value per LTIP Unit, Beginning Balance	$ 21.11			$ 25.62
Weighted Average Fair Value per LTIP Unit, Awards forfeited	$ 21.11	$ 21.11
LTIP Unit, Ending Balance	247,508	154,616
LTIP Unit, Beginning Balance	247,508	154,616

Share Incentive Plans (Details 2) (USD $)	12 Months Ended
Dec. 31, 2010 Year Apartmentunit Hector Property LandParcels Project RealEstate
Information regarding options outstanding and exercisable
Options, Vested and expected to vest	9,718,763
Options, Weighted Average Remaining Contractual Life in Years	5.69
Options, Weighted Average Exercise Price	$ 33.12
Exercise Price Range One [Member]
Information regarding options outstanding and exercisable
Exercise Price Range, Lower Range	$ 21.4
Exercise Price Range, Upper Range	$ 26.75
Options Outstanding, Options	2,974,937
Options Outstanding, Weighted Average Remaining Contractual Life in Years	6.18
Options Outstanding, Weighted Average Exercise Price	$ 23.42
Options Exercisable, Options	1,403,771
Options Exercisable, Weighted Average Exercise Price	$ 23.82
Exercise Price Range Two [Member]
Information regarding options outstanding and exercisable
Exercise Price Range, Lower Range	$ 26.76
Exercise Price Range, Upper Range	$ 32.1
Options Outstanding, Options	2,478,594
Options Outstanding, Weighted Average Remaining Contractual Life in Years	3.09
Options Outstanding, Weighted Average Exercise Price	$ 29.99
Options Exercisable, Options	2,478,594
Options Exercisable, Weighted Average Exercise Price	$ 29.99
Exercise Price Range Three [Member]
Information regarding options outstanding and exercisable
Exercise Price Range, Lower Range	$ 32.11
Exercise Price Range, Upper Range	$ 37.45
Options Outstanding, Options	1,374,888
Options Outstanding, Weighted Average Remaining Contractual Life in Years	9.01
Options Outstanding, Weighted Average Exercise Price	$ 32.96
Options Exercisable, Options	23,546
Options Exercisable, Weighted Average Exercise Price	$ 32.23
Exercise Price Range Four [Member]
Information regarding options outstanding and exercisable
Exercise Price Range, Lower Range	$ 37.46
Exercise Price Range, Upper Range	$ 42.8
Options Outstanding, Options	2,363,450
Options Outstanding, Weighted Average Remaining Contractual Life in Years	5.87
Options Outstanding, Weighted Average Exercise Price	$ 40.44
Options Exercisable, Options	2,023,316
Options Exercisable, Weighted Average Exercise Price	$ 40.75
Exercise Price Range Five [Member]
Information regarding options outstanding and exercisable
Exercise Price Range, Lower Range	$ 42.81
Exercise Price Range, Upper Range	$ 48.15
Options Outstanding, Options	4,202
Options Outstanding, Weighted Average Remaining Contractual Life in Years	5.32
Options Outstanding, Weighted Average Exercise Price	$ 45.25
Options Exercisable, Options	4,202
Options Exercisable, Weighted Average Exercise Price	$ 45.25
Exercise Price Range Six [Member]
Information regarding options outstanding and exercisable
Exercise Price Range, Lower Range	$ 48.16
Exercise Price Range, Upper Range	$ 53.5
Options Outstanding, Options	910,417
Options Outstanding, Weighted Average Remaining Contractual Life in Years	6.09
Options Outstanding, Weighted Average Exercise Price	$ 53.19
Options Exercisable, Options	853,222
Options Exercisable, Weighted Average Exercise Price	$ 53.5
Exercise Price Range Seven [Member]
Information regarding options outstanding and exercisable
Exercise Price Range, Lower Range	$ 21.4
Exercise Price Range, Upper Range	$ 53.5
Options Outstanding, Options	10,106,488
Options Outstanding, Weighted Average Remaining Contractual Life in Years	5.73
Options Outstanding, Weighted Average Exercise Price	$ 33
Options Exercisable, Options	6,786,651
Options Exercisable, Weighted Average Exercise Price	$ 34.89

Share Incentive Plans (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2010 Year Apartmentunit Hector Property LandParcels Project RealEstate	Dec. 31, 2009	Dec. 31, 2008
Share Incentive Plans (Textuals) [Abstract]
Maximum aggregate number of awards under Share Incentive Plan as a percentage of outstanding Common Shares	7.50%
Maximum aggregate number of awards under Share Incentive Plan	22,785,696
Shares available for future issuance	5,395,739
Number of installments for vesting of stock option	3
Restriction period of restricted shares	3 Years
Conversion of OP Units	one-for-one basis
Maximum no of years for attaining target under LTIP Units Award	Ten years following the date of issuance
Retirement age for share incentive plans	At or after age 62
Requirements of the Rule of Seventy	When an employee’s years of service with the Company (which must be at least 15 years) plus his or her age (which must be at least 55 years) on the date of termination equals or exceeds 70 years
Requirements of the Rule of Seventy for Executives	In the next two years: David J. Neithercut, Chief Executive Officer and President – 2011 and Alan George, Executive Vice President and Chief Investment Officer – 2013
Total compensation expense not yet vested	$ 19,500,000
Weighted average term for recognition of compensation expense not yet recognized (years)	1.5
Weighted average grant date fair value for Options	$ 6.18	$ 3.38	$ 4.08
Intrinsic value of options exercised	39,600,000	2,800,000	15,600,000
Fair value of restricted shares vested	9,100,000	8,000,000	23,900,000
Aggregate intrinsic value of options vested and expected to vest	184,300,000
Aggregate intrinsic value of options outstanding	184,300,000
Aggregate intrinsic value of options exercisable	117,100,000
Weighted average remaining contractual life in years of options exercisable	4.4
Market value of shares	$ 51.95
Options Exercisable	7,974,815	7,522,344
Weighted Average Exercise Price of Options Exercisable	$ 33.55	$ 31.58
Share options [Member]
Share based compensation arrangement by share based payment award
Restriction period of shares	3 years
Restricted shares [Member]
Share based compensation arrangement by share based payment award
Restriction period of shares	3 Years
Expiry period of options	10 years

Employee Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2010 Year Apartmentunit Hector Property LandParcels Project RealEstate	Dec. 31, 2009	Dec. 31, 2008	Jul. 15, 1996
Summary of information regarding the Common Shares issued under the ESPP
Shares issued	157,363	324,394	195,961
Issuance price ranges	$28.26 - $41.16	$14.21 – $24.84	$23.51 – $37.61
Issuance proceeds	$ 5,112,000	$ 5,292,000	$ 6,170,000
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, compensation expense	4,000,000	3,500,000	3,800,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares authorized before amendment				200,000
Employee Plans (Textuals) [Abstract]
Value of common shares that can be acquired by the employee and trustees under employees share purchase plan	100,000
Common Shares available for purchase under the ESPP	3,403,970
Purchase price of common stock	85% of the lesser of: (a) the closing price for a share on the last day of such quarter; and (b) the greater of: (i) the closing price for a share on the first day of such quarter, and (ii) the average closing price for a share for all the business days in the quarter
Minimum eligible compensation percentage for the defined contribution plan (the "401(k) Plan")	3.00%
Defined contribution plan vesting period	5
Contributions by employer under annual discretionary profit sharing contribution plan	0	0	0
Annual discretionary profit sharing contribution [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, compensation expense	$ 0	$ 0	$ 0
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares authorized before amendment	7,000,000

Distribution Reinvestment and Share Purchase Plan (Details)	Dec. 15, 2011	Dec. 31, 2010	Dec. 16, 2008	Nov. 25, 1997	Nov. 03, 1997
Distribution Reinvestment and Share Purchase Plan (Textuals) [Abstract]
Common Shares registered with Distribution Reinvestment and Share Purchase Plan (the "DRIP Plan")			5,000,000		14,000,000
Number of shares available for issuance		4,905,736
Date on which registration statement became effective			39798	35759
Registration statement, expiry date	Dec 15, 2011
Discount range at which common shares can be purchased on a monthly basis with optional cash		0% and 5%

Transactions With Related Parties (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Transactions with Related Parties (Textuals) [Abstract]
Fees received for providing asset and property management service			$ 0.3
Amount Incurred For leased office space	$ 2.7	$ 3	$ 2.9

Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2010 Year Apartmentunit Hector Property LandParcels Project RealEstate	Dec. 31, 2009	Dec. 31, 2008
Operating Leases:
Minimum Rent Payments Due, 2011	$ 5,478,000
Minimum Rent Payments Due, 2012	4,285,000
Minimum Rent Payments Due, 2013	4,431,000
Minimum Rent Payments Due, 2014	4,736,000
Minimum Rent Payments Due, 2015	4,729,000
Minimum Rent Payments Due, Thereafter	320,928,000
Minimum Rent Payments Due, Total	344,587,000
Other Long-Term Liabilities:
Deferred Compensation Due, 2011	1,457,000
Deferred Compensation Due, 2012	1,770,000
Deferred Compensation Due, 2013	1,485,000
Deferred Compensation Due, 2014	1,667,000
Deferred Compensation Due, 2015	1,677,000
Deferred Compensation Due, Thereafter	9,182,000
Deferred Compensation Due, Total	17,248,000
Commitments and Contingencies (Textuals) [Abstract]
300 properties designed and built in violation of accessibility requirements	300
$0.7 million additional reserve	700,000
$2.9 million of paid claims	2,900,000
$1.2 million released of reserves	1,200,000
$3.3 million reserve balance	3,300,000
Four projects in various stages of development	4
1,700 units in various stages of development	717
Various stages of development with estimated completion dates ranging through June 30, 2011	Sep 30, 2012
Total operating lease payments	7,600,000	8,400,000	8,300,000
Compensation expense, Recognized	900,000	1,200,000	(400,000)
Amounts accrued for legal issues	$ 0

Reportable Segments (Details) (USD $)	12 Months Ended
	Dec. 31, 2010 Year Apartmentunit Hector Property LandParcels Project RealEstate	Dec. 31, 2009 Apartmentunit LandParcels Year Property Hector Project	Dec. 31, 2008 Property Apartmentunit Hector Year
Rental income:
Same store	$ 1,728,268,000	$ 1,730,335,000	$ 1,778,183,000
Non-same store/other	257,775,000	115,822,000	186,771,000
Properties sold in 2010			(88,681,000)
Properties sold-September YTD 2011	(213,586,000)	(207,781,000)	(241,618,000)
Total rental income	1,772,457,000	1,638,376,000	1,634,655,000
Operating expenses:
Same store	654,663,000	648,508,000	645,123,000
Non-same store/other	151,815,000	94,486,000	143,570,000
Properties sold in 2010			(31,205,000)
Properties sold- September YTD 2011	(109,919,000)	(108,614,000)	(135,730,000)
Total operating expenses	696,559,000	634,380,000	621,758,000
NOI:
Same store	1,073,605,000	1,081,827,000	1,133,060,000
Non-same store/other	105,960,000	21,336,000	43,201,000
Properties sold in 2010			(57,476,000)
Properties sold-September YTD 2011	(103,667,000)	(99,167,000)	(105,888,000)
Total NOI	1,075,898,000	1,003,996,000	1,012,897,000
Total assets	16,184,194,000	15,417,515,000
Reconciliation of NOI
Rental income	1,772,457,000	1,638,376,000	1,634,655,000
Property and maintenance expense	(404,083,000)	(371,820,000)	(365,389,000)
Real estate taxes and insurance expense	(212,389,000)	(191,260,000)	(179,545,000)
Property management expense	(80,087,000)	(71,300,000)	(76,824,000)
Total operating expenses	(696,559,000)	(634,380,000)	(621,758,000)
Net operating income	1,075,898,000	1,003,996,000	1,012,897,000
Reportable Segments (Textuals) [Abstract]
No customer contributes more than 10% or more of Company's total revenue	10.00%	10.00%	10.00%
Units in same store properties	112,042	112,042	113,598
Overhead Costs	600,000	1,400,000	2,800,000
Northeast [Member]
Rental income:
Same store	574,147,000	566,518,000	553,712,000
Non-same store/other	112,747,000	23,195,000	37,000,000
Total rental income	686,894,000	589,713,000	590,712,000
Operating expenses:
Same store	215,365,000	211,352,000	199,673,000
Non-same store/other	54,780,000	12,798,000	16,806,000
Total operating expenses	270,145,000	224,150,000	216,479,000
NOI:
Same store	358,782,000	355,166,000	354,039,000
Non-same store/other	57,967,000	10,397,000	20,194,000
Total NOI	416,749,000	365,563,000	374,233,000
Total assets	6,211,534,000	5,435,072,000
Northwest [Member]
Rental income:
Same store	353,123,000	357,502,000	372,197,000
Non-same store/other	18,042,000	2,010,000	18,347,000
Total rental income	371,165,000	359,512,000	390,544,000
Operating expenses:
Same store	132,331,000	129,696,000	128,448,000
Non-same store/other	7,950,000	1,851,000	7,664,000
Total operating expenses	140,281,000	131,547,000	136,112,000
NOI:
Same store	220,792,000	227,806,000	243,749,000
Non-same store/other	10,092,000	159,000	10,683,000
Total NOI	230,884,000	227,965,000	254,432,000
Total assets	2,665,707,000	2,474,775,000
Southeast [Member]
Rental income:
Same store	383,475,000	383,239,000	407,871,000
Non-same store/other	9,271,000	4,268,000	6,090,000
Total rental income	392,746,000	387,507,000	413,961,000
Operating expenses:
Same store	157,518,000	158,977,000	166,022,000
Non-same store/other	4,126,000	1,727,000	2,995,000
Total operating expenses	161,644,000	160,704,000	169,017,000
NOI:
Same store	225,957,000	224,262,000	241,849,000
Non-same store/other	5,145,000	2,541,000	3,095,000
Total NOI	231,102,000	226,803,000	244,944,000
Total assets	2,602,318,000	2,674,499,000
Southwest [Member]
Rental income:
Same store	417,523,000	423,076,000	444,403,000
Non-same store/other	33,456,000	16,985,000	23,400,000
Total rental income	450,979,000	440,061,000	467,803,000
Operating expenses:
Same store	149,449,000	148,483,000	150,980,000
Non-same store/other	15,136,000	9,418,000	14,363,000
Total operating expenses	164,585,000	157,901,000	165,343,000
NOI:
Same store	268,074,000	274,593,000	293,423,000
Non-same store/other	18,320,000	7,567,000	9,037,000
Total NOI	286,394,000	282,160,000	302,460,000
Total assets	3,240,170,000	2,971,396,000
Others [Member]
Rental income:
Non-same store/other	84,259,000	69,364,000	101,934,000
Properties sold in 2010			(88,681,000)
Properties sold-September YTD 2011	(213,586,000)	(207,781,000)	(241,618,000)
Total rental income	(129,327,000)	(138,417,000)	(228,365,000)
Operating expenses:
Non-same store/other	69,823,000	68,692,000	101,742,000
Properties sold in 2010			(31,205,000)
Properties sold- September YTD 2011	(109,919,000)	(108,614,000)	(135,730,000)
Total operating expenses	(40,096,000)	(39,922,000)	(65,193,000)
NOI:
Non-same store/other	14,436,000	672,000	192,000
Properties sold in 2010			(57,476,000)
Properties sold-September YTD 2011	(103,667,000)	(99,167,000)	(105,888,000)
Total NOI	(89,231,000)	(98,495,000)	(163,172,000)
Total assets	$ 1,464,465,000	$ 1,861,773,000

Subsequent Events/Other (Details) (USD $)	12 Months Ended
	Dec. 31, 2010 Year Apartmentunit Hector Property LandParcels Project	Dec. 31, 2009 Apartmentunit LandParcels Year Property Hector Project	Dec. 31, 2008 Property Apartmentunit Hector Year
Subsequent Events/Other (Textuals) [Abstract]
Impairment	$ 45,380,000	$ 11,124,000	$ 116,418,000
Other expenses	(11,928,000)	(6,478,000)	(5,760,000)
Number of consolidated properties disposed of	600
Number of land parcels on which impairment charged due to Company's plan change	2	1
Repayment of mortgage loans	173,000,000
Number of Apartment Property Acquired	2
Number of apartment units	521
Value of acquired property	137,100,000
Number of consolidated apartment units sold	2
Value of sold properties	32,700,000
Forfeited deposits			700,000
Pursuit costs write offs	5,300,000	4,800,000	5,600,000
Litigation Settlement, Expense	5,200,000	200,000	1,700,000
Number Of Potential Condo Sales			38
Acquisition of properties	6,600,000	1,700,000	200,000
Estimates of lost revenue and garage reconstruction	12,000,000
Estimates of lost revenue and garage reconstruction after insurance reimbursements	8,000,000
Impairment charge recognized to write-off	1,300,000
Initial insurance proceeds	4,000,000
Real estate tax and insurance	5,500,000
Common shares issued under the Company's ATM share offering program	3,000,000
Average price per Common Shares	$ 50.84
Total consideration for shares issued through ATM program	$ 154,500,000
Additional shares authorized under the Company's ATM share offering program	10,000,000

Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Unaudited Quarterly Financial Data
Total revenues	$ 462,960	$ 453,960	$ 441,417	$ 423,596	$ 411,766	$ 410,984	$ 411,876	$ 414,096	$ 1,781,933	$ 1,648,722	$ 1,645,370
Total revenues subsequently reclassified to discontinued operations	(46,895)	(50,596)	(46,022)	(41,403)	(42,475)	(46,793)	(45,222)	(44,987)
Operating income	77,444	105,264	98,413	98,210	111,935	106,903	104,560	112,087	379,331	435,485	356,076
Operating Income Loss Adjusted to Discontinued Operations	(13,552)	(13,457)	(14,525)	(11,798)	(12,748)	(13,567)	(13,794)	(11,970)
(Loss) from continuing operations	(47,511)	(295)	(11,697)	(20,676)	(31,402)	(10,988)	(7,295)	(5,413)	(80,179)	(55,098)	(102,641)
Income from continuing operations subsequently reclassified to discontinued operations	(12,996)	(12,919)	(13,960)	(11,269)	(12,190)	(13,054)	(12,798)	(11,097)
Discontinued operations, net	245,723	30,121	21,786	78,532	78,713	154,353	113,227	90,834	376,162	437,127	539,054
Discontinued operations, net from properties sold subsequent to the respective reporting period	12,996	12,919	13,960	11,269	12,190	13,054	12,798	11,097
Net income	198,212	29,826	10,089	57,856	47,311	143,365	105,932	85,421	295,983	382,029	436,413
Net income available to Common Shares	185,870	25,166	6,343	51,863	41,672	132,362	96,585	77,175	269,242	347,794	393,115
Earnings per share - basic:
Net income per share - basic	$ 0.65	$ 0.09	$ 0.02	$ 0.18	$ 0.15	$ 0.48	$ 0.35	$ 0.28	$ 0.95	$ 1.27	$ 1.46
Weighted average Common Shares outstanding	285,916	282,717	282,217	280,645	275,519	273,658	272,901	272,324	282,888	273,609	270,012
Earnings per share - diluted:
Net income per share - diluted	$ 0.65	$ 0.09	$ 0.02	$ 0.18	$ 0.15	$ 0.48	$ 0.35	$ 0.28	$ 0.95	$ 1.27	$ 1.46
Weighted average Common Shares outstanding	285,916	282,717	282,217	280,645	275,519	273,658	272,901	272,324	282,888	273,609	270,012
Scenario, Previously Reported [Member]
Unaudited Quarterly Financial Data
Total revenues	509,855	504,556	487,439	464,999	454,241	457,777	457,098	459,083
Operating income	90,996	118,721	112,938	110,008	124,683	120,470	118,354	124,057
(Loss) from continuing operations	(34,515)	12,624	2,263	(9,407)	(19,212)	2,066	5,503	5,684
Discontinued operations, net	$ 232,727	$ 17,202	$ 7,826	$ 67,263	$ 66,523	$ 141,299	$ 100,429	$ 79,737

Real Estate and Accumulated Depreciation (Details) (USD $)	Dec. 31, 2010 Apartmentunit Property RealEstate LandParcels	Dec. 31, 2010 Portfolio Entity Encumbrances [Member]	Dec. 31, 2010 EQR-Wholly Owned Unencumbered [Member] Property Apartmentunit RealEstate	Dec. 31, 2010 Five Hundred West 23 rd street (fka 10 Chelsea) [Member] RealEstate	Dec. 31, 2010 1210 Mass [Member] RealEstate	Dec. 31, 2010 1401 Joyce on Pentagon Row [Member] RealEstate	Dec. 31, 2010 1660 Peachtree [Member] RealEstate	Dec. 31, 2010 2201 Pershing Drive [Member] RealEstate	Dec. 31, 2010 2400 M St [Member] RealEstate	Dec. 31, 2010 420 East 80th Street [Member] RealEstate	Dec. 31, 2010 425 Mass [Member] RealEstate	Dec. 31, 2010 600 Washington [Member] RealEstate	Dec. 31, 2010 70 Greene [Member] RealEstate	Dec. 31, 2010 71 Broadway [Member] RealEstate	Dec. 31, 2010 777 Sixth [Member] RealEstate	Dec. 31, 2010 Abington Glen [Member] RealEstate	Dec. 31, 2010 Acacia Creek [Member] RealEstate	Dec. 31, 2010 Arden Villas [Member] RealEstate	Dec. 31, 2010 Arlington at Perimeter Center [Member] RealEstate	Dec. 31, 2010 Ashton, The [Member] RealEstate	Dec. 31, 2010 Audubon Village [Member] RealEstate	Dec. 31, 2010 Auvers Village [Member] RealEstate	Dec. 31, 2010 Avenue Royale [Member] RealEstate	Dec. 31, 2010 Avon Place, LLC [Member] RealEstate	Dec. 31, 2010 Ball Park Lofts [Member] RealEstate	Dec. 31, 2010 Barrington Place [Member] RealEstate	Dec. 31, 2010 Bay Hill [Member] RealEstate	Dec. 31, 2010 Bella Terra [Member] RealEstate	Dec. 31, 2010 Bella Vista [Member] RealEstate	Dec. 31, 2010 Bella Vista I, II, III Combined [Member] RealEstate	Dec. 31, 2010 Belle Arts Condominium Homes, LLC [Member] RealEstate	Dec. 31, 2010 Beneva Place [Member] RealEstate	Dec. 31, 2010 Berkeley Land [Member] RealEstate	Dec. 31, 2010 Bermuda Cove [Member] RealEstate	Dec. 31, 2010 Bishop Park [Member] RealEstate	Dec. 31, 2010 Bradford Apartments [Member] RealEstate	Dec. 31, 2010 Briar Knoll Apts [Member] RealEstate	Dec. 31, 2010 Bridford Lakes II [Member] RealEstate	Dec. 31, 2010 Bridgewater at Wells Crossing [Member] RealEstate	Dec. 31, 2010 Brookside (MD) [Member] RealEstate	Dec. 31, 2010 Brookside II (MD) [Member] RealEstate	Dec. 31, 2010 Camellero [Member] RealEstate	Dec. 31, 2010 Carlyle Mill [Member] RealEstate	Dec. 31, 2010 Center Pointe [Member] RealEstate	Dec. 31, 2010 Centre Club [Member] RealEstate	Dec. 31, 2010 Centre Club II [Member] RealEstate	Dec. 31, 2010 Chandler Court [Member] RealEstate	Dec. 31, 2010 Chandlers Bay [Member] RealEstate	Dec. 31, 2010 Chatelaine Park [Member] RealEstate	Dec. 31, 2010 Chesapeake Glen Apts (fka Greentree I, II & III) [Member] RealEstate	Dec. 31, 2010 Chestnut Hills [Member] RealEstate	Dec. 31, 2010 Chickasaw Crossing [Member] RealEstate	Dec. 31, 2010 Chinatown Gateway [Member] RealEstate	Dec. 31, 2010 Citrus Falls [Member] RealEstate	Dec. 31, 2010 City View (GA) [Member] RealEstate	Dec. 31, 2010 Clarys Crossing [Member] RealEstate	Dec. 31, 2010 Cleo, The [Member] RealEstate	Dec. 31, 2010 Club at Tanasbourne [Member] RealEstate	Dec. 31, 2010 Club at the Green [Member] RealEstate	Dec. 31, 2010 Coconut Palm Club [Member] RealEstate	Dec. 31, 2010 Cortona at Dana Park [Member] RealEstate	Dec. 31, 2010 Country Gables [Member] RealEstate	Dec. 31, 2010 Cove at Boynton Beach I [Member] RealEstate	Dec. 31, 2010 Cove at Boynton Beach II [Member] RealEstate	Dec. 31, 2010 Cove at Fishers Landing [Member] RealEstate	Dec. 31, 2010 Creekside Village [Member] RealEstate	Dec. 31, 2010 Crosswinds [Member] RealEstate	Dec. 31, 2010 Crown Court [Member] RealEstate	Dec. 31, 2010 Crowntree Lakes [Member] RealEstate	Dec. 31, 2010 Cypress Lake at Waterford [Member] RealEstate	Dec. 31, 2010 Dartmouth Woods [Member] RealEstate	Dec. 31, 2010 Dean Estates [Member] RealEstate	Dec. 31, 2010 Deerwood (Corona) [Member] RealEstate	Dec. 31, 2010 Defoor Village [Member] RealEstate	Dec. 31, 2010 Del Mar Ridge [Member] RealEstate	Dec. 31, 2010 Desert Homes [Member] RealEstate	Dec. 31, 2010 Eagle Canyon [Member] RealEstate	Dec. 31, 2010 Ellipse at Government Center [Member] RealEstate	Dec. 31, 2010 Emerson Place [Member] RealEstate	Dec. 31, 2010 Enclave at Lake Underhill [Member] RealEstate	Dec. 31, 2010 Enclave at Waterways [Member] RealEstate	Dec. 31, 2010 Enclave at Winston Park [Member] RealEstate	Dec. 31, 2010 Enclave, The [Member] RealEstate	Dec. 31, 2010 Estates at Phipps [Member] RealEstate	Dec. 31, 2010 Estates at Wellington Green [Member] RealEstate	Dec. 31, 2010 Fairland Gardens [Member] RealEstate	Dec. 31, 2010 Four Winds [Member] RealEstate	Dec. 31, 2010 Fox Hill Apartments [Member] RealEstate	Dec. 31, 2010 Fox Run (WA) [Member] RealEstate	Dec. 31, 2010 Fox Run II (WA) [Member] RealEstate	Dec. 31, 2010 Gables Grand Plaza [Member] RealEstate	Dec. 31, 2010 Gallery, The [Member] RealEstate	Dec. 31, 2010 Gatehouse at Pine Lake [Member] RealEstate	Dec. 31, 2010 Gatehouse on the Green [Member] RealEstate	Dec. 31, 2010 Gates of Redmond [Member] RealEstate	Dec. 31, 2010 Gatewood [Member] RealEstate	Dec. 31, 2010 Governors Green [Member] RealEstate	Dec. 31, 2010 Greenfield Village [Member] RealEstate	Dec. 31, 2010 Greenhouse - Roswell [Member] RealEstate	Dec. 31, 2010 Hamilton Villas [Member] RealEstate	Dec. 31, 2010 Hammocks Place [Member] RealEstate	Dec. 31, 2010 Hampshire Place [Member] RealEstate	Dec. 31, 2010 Hamptons [Member] RealEstate	Dec. 31, 2010 Heritage Ridge [Member] RealEstate	Dec. 31, 2010 Heritage, The [Member] RealEstate	Dec. 31, 2010 Heron Pointe [Member] RealEstate	Dec. 31, 2010 High Meadow [Member] RealEstate	Dec. 31, 2010 Highland Glen [Member] RealEstate	Dec. 31, 2010 Highland Glen II [Member] RealEstate	Dec. 31, 2010 Highlands At South Plainfield [Member] RealEstate	Dec. 31, 2010 Highlands The [Member] RealEstate	Dec. 31, 2010 Hudson Crossing [Member] RealEstate	Dec. 31, 2010 Hudson Pointe [Member] RealEstate	Dec. 31, 2010 Hunt Club II [Member] RealEstate	Dec. 31, 2010 Huntington Park [Member] RealEstate	Dec. 31, 2010 Indian Bend [Member] RealEstate	Dec. 31, 2010 Iron Horse Park [Member] RealEstate	Dec. 31, 2010 Isle at Arrowhead Ranch [Member] RealEstate	Dec. 31, 2010 Kempton Downs [Member] RealEstate	Dec. 31, 2010 Kenwood Mews [Member] RealEstate	Dec. 31, 2010 Key Isle At Windermere [Member] RealEstate	Dec. 31, 2010 Key Isle At Windermere II [Member] RealEstate	Dec. 31, 2010 Kings Colony (FL) [Member] RealEstate	Dec. 31, 2010 La Mirage [Member] RealEstate	Dec. 31, 2010 La Mirage IV [Member] RealEstate	Dec. 31, 2010 Laguna Clara [Member] RealEstate	Dec. 31, 2010 Lake Buena Vista Combined [Member] RealEstate	Dec. 31, 2010 Landings at Pembroke Lakes [Member] RealEstate	Dec. 31, 2010 Landings at Port Imperial [Member] RealEstate	Dec. 31, 2010 Las Colinas at Black Canyon [Member] RealEstate	Dec. 31, 2010 Legacy at Highlands Ranch [Member] RealEstate	Dec. 31, 2010 Legacy Park Central [Member] RealEstate	Dec. 31, 2010 Lexington Farm [Member] RealEstate	Dec. 31, 2010 Lexington Park [Member] RealEstate	Dec. 31, 2010 Little Cottonwoods [Member] RealEstate	Dec. 31, 2010 Longacre House [Member] RealEstate	Dec. 31, 2010 Longfellow Place [Member] RealEstate	Dec. 31, 2010 Longwood [Member] RealEstate	Dec. 31, 2010 Madison, The [Member] RealEstate	Dec. 31, 2010 Marbrisa [Member] RealEstate	Dec. 31, 2010 Mariners Wharf [Member] RealEstate	Dec. 31, 2010 Market Street Landing [Member] RealEstate	Dec. 31, 2010 Marquessa [Member] RealEstate	Dec. 31, 2010 Martha Lake [Member] RealEstate	Dec. 31, 2010 Martine, The [Member] RealEstate	Dec. 31, 2010 Merritt at Satellite Place [Member] RealEstate	Dec. 31, 2010 Mill Pond [Member] RealEstate	Dec. 31, 2010 Mira Flores [Member] RealEstate	Dec. 31, 2010 Mission Bay [Member] RealEstate	Dec. 31, 2010 Mission Verde, LLC [Member] RealEstate	Dec. 31, 2010 Morningside [Member] RealEstate	Dec. 31, 2010 Mosaic at Largo Station [Member] RealEstate	Dec. 31, 2010 Mozaic at Union Station [Member] RealEstate	Dec. 31, 2010 New River Cove [Member] RealEstate	Dec. 31, 2010 Northampton 1 [Member] RealEstate	Dec. 31, 2010 Northampton 2 [Member] RealEstate	Dec. 31, 2010 Northglen [Member] RealEstate	Dec. 31, 2010 Northlake (MD) [Member] RealEstate	Dec. 31, 2010 Northridge [Member] RealEstate	Dec. 31, 2010 Oak Park North [Member] RealEstate	Dec. 31, 2010 Oak Park South [Member] RealEstate	Dec. 31, 2010 Oaks at Falls Church [Member] RealEstate	Dec. 31, 2010 Ocean Crest [Member] RealEstate	Dec. 31, 2010 Ocean Walk [Member] RealEstate	Dec. 31, 2010 Olympus Towers [Member] RealEstate	Dec. 31, 2010 Orchard Ridge [Member] RealEstate	Dec. 31, 2010 Overlook Manor [Member] RealEstate	Dec. 31, 2010 Overlook Manor II [Member] RealEstate	Dec. 31, 2010 Paces Station [Member] RealEstate	Dec. 31, 2010 Palm Trace Landings [Member] RealEstate	Dec. 31, 2010 Panther Ridge [Member] RealEstate	Dec. 31, 2010 Parc 77 [Member] RealEstate	Dec. 31, 2010 Parc Cameron [Member] RealEstate	Dec. 31, 2010 Parc Coliseum [Member] RealEstate	Dec. 31, 2010 Park at Turtle Run The [Member] RealEstate	Dec. 31, 2010 Park West (CA) [Member] RealEstate	Dec. 31, 2010 Parkside [Member] RealEstate	Dec. 31, 2010 Parkview Terrace [Member] RealEstate	Dec. 31, 2010 Phillips Park [Member] RealEstate	Dec. 31, 2010 Pine Harbour [Member] RealEstate	Dec. 31, 2010 Playa Pacifica [Member] RealEstate	Dec. 31, 2010 Pointe at South Mountain [Member] RealEstate	Dec. 31, 2010 Polos East [Member] RealEstate	Dec. 31, 2010 Port Royale [Member] RealEstate	Dec. 31, 2010 Port Royale II [Member] RealEstate	Dec. 31, 2010 Port Royale III [Member] RealEstate	Dec. 31, 2010 Port Royale IV [Member] RealEstate	Dec. 31, 2010 Portofino [Member] RealEstate	Dec. 31, 2010 Portofino Val [Member] RealEstate	Dec. 31, 2010 Portside Towers [Member] RealEstate	Dec. 31, 2010 Preserve at Deer Creek [Member] RealEstate	Dec. 31, 2010 Prime, The [Member] RealEstate	Dec. 31, 2010 Promenade at Aventura [Member] RealEstate	Dec. 31, 2011 Promenade at Town Center I [Member]	Dec. 31, 2010 Promenade at Town Center I [Member] RealEstate	Dec. 31, 2010 Promenade at Wyndham Lakes [Member] RealEstate	Dec. 31, 2010 Promenade Terrace [Member] RealEstate	Dec. 31, 2010 Promontory Pointe I & II [Member] RealEstate	Dec. 31, 2010 Prospect Towers [Member] RealEstate	Dec. 31, 2010 Prospect Towers II [Member] RealEstate	Dec. 31, 2010 Ravens Crest [Member] RealEstate	Dec. 31, 2011 Redmond Ridge [Member]	Dec. 31, 2010 Redmond Ridge [Member] RealEstate	Dec. 31, 2011 Red 160 (fka Redmond Way) [Member]	Dec. 31, 2010 Red 160 (fka Redmond Way) [Member] RealEstate	Dec. 31, 2010 Regency Palms [Member] RealEstate	Dec. 31, 2010 Regency Park [Member] RealEstate	Dec. 31, 2011 Registry [Member]	Dec. 31, 2010 Registry [Member] RealEstate	Dec. 31, 2010 Remington Place [Member] RealEstate	Dec. 31, 2011 Renaissance Villas [Member]	Dec. 31, 2010 Renaissance Villas [Member] RealEstate	Dec. 31, 2010 Reserve at Ashley Lake [Member] RealEstate	Dec. 31, 2010 Reserve at Town Center [Member] RealEstate	Dec. 31, 2010 Reserve at Town Center II (WA) [Member] RealEstate	Dec. 31, 2010 Reserve at Town Center III [Member] RealEstate	Dec. 31, 2010 Retreat, The [Member] RealEstate	Dec. 31, 2010 Rianna I [Member] RealEstate	Dec. 31, 2010 Ridgewood Village I&II [Member] RealEstate	Dec. 31, 2010 River Pointe at Den Rock Park [Member] RealEstate	Dec. 31, 2010 River Tower [Member] RealEstate	Dec. 31, 2010 Rivers Bend (CT) [Member] RealEstate	Dec. 31, 2010 Riverview Condominiums [Member] RealEstate	Dec. 31, 2010 Royal Oaks (FL) [Member] RealEstate	Dec. 31, 2010 Sabal Palm at Carrollwood Place [Member] RealEstate	Dec. 31, 2010 Sabal Palm at Lake Buena Vista [Member] RealEstate	Dec. 31, 2010 Sabal Palm at Metrowest [Member] RealEstate	Dec. 31, 2010 Sabal Palm at Metrowest II [Member] RealEstate	Dec. 31, 2010 Sabal Pointe [Member] RealEstate	Dec. 31, 2010 Saddle Ridge [Member] RealEstate	Dec. 31, 2010 Sage [Member] RealEstate	Dec. 31, 2010 Savannah at Park Place [Member] RealEstate	Dec. 31, 2010 Savoy III [Member] RealEstate	Dec. 31, 2010 Sawgrass Cove [Member] RealEstate	Dec. 31, 2010 Scarborough Square [Member] RealEstate	Dec. 31, 2010 Sedona Ridge [Member] RealEstate	Dec. 31, 2010 Seeley Lake [Member] RealEstate	Dec. 31, 2010 Seventh And James [Member] RealEstate	Dec. 31, 2010 Shadow Creek [Member] RealEstate	Dec. 31, 2010 Sheridan Lake Club [Member] RealEstate	Dec. 31, 2010 Sheridan Ocean Club Combined [Member] RealEstate	Dec. 31, 2010 Siena Terrace [Member] RealEstate	Dec. 31, 2010 Silver Springs (FL) [Member] RealEstate	Dec. 31, 2010 Skycrest [Member] RealEstate	Dec. 31, 2010 Skylark [Member] RealEstate	Dec. 31, 2010 Skyline Terrace [Member] RealEstate	Dec. 31, 2010 Skyline Towers [Member] RealEstate	Dec. 31, 2010 Skyview [Member] RealEstate	Dec. 31, 2010 Sonoran [Member] RealEstate	Dec. 31, 2010 Southwood [Member] RealEstate	Dec. 31, 2010 Springbrook Estates [Member] RealEstate	Dec. 31, 2010 St. Andrews at Winston Park [Member] RealEstate	Dec. 31, 2010 Stoney Creek [Member] RealEstate	Dec. 31, 2010 Summerwood [Member] RealEstate	Dec. 31, 2010 Summit And Birch Hill [Member] RealEstate	Dec. 31, 2010 Summit at Lake Union [Member] RealEstate	Dec. 31, 2010 Surprise Lake Village [Member] RealEstate	Dec. 31, 2010 Sycamore Creek [Member] RealEstate	Dec. 31, 2010 Tanasbourne Terrace [Member] RealEstate	Dec. 31, 2010 Third Square [Member] RealEstate	Dec. 31, 2010 Tortuga Bay [Member] RealEstate	Dec. 31, 2010 Toscana [Member] RealEstate	Dec. 31, 2010 Townes at Herndon [Member] RealEstate	Dec. 31, 2010 Trump Place, 140 Riverside [Member] RealEstate	Dec. 31, 2010 Trump Place, 160 Riverside [Member] RealEstate	Dec. 31, 2010 Trump Place, 180 Riverside [Member] RealEstate	Dec. 31, 2010 Uwajimaya Village [Member] RealEstate	Dec. 31, 2010 Valencia Plantation [Member] RealEstate	Dec. 31, 2010 Vantage Pointe [Member] RealEstate	Dec. 31, 2010 Versailles (K-Town) [Member] RealEstate	Dec. 31, 2010 Victor on Venice [Member] RealEstate	Dec. 31, 2010 Villa Encanto [Member] RealEstate	Dec. 31, 2010 Villa Solana [Member] RealEstate	Dec. 31, 2010 Village at Bear Creek [Member] RealEstate	Dec. 31, 2010 Vista Del Lago [Member] RealEstate	Dec. 31, 2010 Vista Grove [Member] RealEstate	Dec. 31, 2010 Vista Montana - Residential & Townhomes [Member] RealEstate	Dec. 31, 2010 Vista on Courthouse [Member] RealEstate	Dec. 31, 2010 Waterford at Deerwood [Member] RealEstate	Dec. 31, 2010 Waterford at Orange Park [Member] RealEstate	Dec. 31, 2010 Waterford Place (CO) [Member] RealEstate	Dec. 31, 2010 Waterside [Member] RealEstate	Dec. 31, 2010 Webster Green [Member] RealEstate	Dec. 31, 2010 Welleby Lake Club [Member] RealEstate	Dec. 31, 2010 West End Apartments (fka Emerson Place/CRP II) [Member] RealEstate	Dec. 31, 2010 Westerly at Worldgate [Member] RealEstate	Dec. 31, 2010 Westfield Village [Member] RealEstate	Dec. 31, 2010 Westridge [Member] RealEstate	Dec. 31, 2010 Westgate Pasadena Condos [Member] RealEstate	Dec. 31, 2010 Westgate Pasadena and Green [Member] RealEstate	Dec. 31, 2010 Westside Villas I [Member] RealEstate	Dec. 31, 2010 Westside Villas II [Member] RealEstate	Dec. 31, 2010 Westside Villas III [Member] RealEstate	Dec. 31, 2010 Westside Villas IV [Member] RealEstate	Dec. 31, 2010 Westside Villas V [Member] RealEstate	Dec. 31, 2010 Westside Villas VI [Member] RealEstate	Dec. 31, 2010 Westside Villas VII [Member] RealEstate	Dec. 31, 2010 Wimberly at Deerwood [Member] RealEstate	Dec. 31, 2010 Winchester Park [Member] RealEstate	Dec. 31, 2010 Winchester Wood [Member] RealEstate	Dec. 31, 2010 Windsor at Fair Lakes [Member] RealEstate	Dec. 31, 2010 Winston (FL) [Member] RealEstate	Dec. 31, 2010 Wood Creek (CA) [Member] RealEstate	Dec. 31, 2010 Woodbridge (CT) [Member] RealEstate	Dec. 31, 2010 Woodleaf [Member] RealEstate	Dec. 31, 2010 Woodside [Member] RealEstate	Dec. 31, 2010 Management Business [Member] RealEstate	Dec. 31, 2010 Operating Partnership [Member] RealEstate	Dec. 31, 2010 EQR-Wholly Owned Encumbered [Member] RealEstate Apartmentunit Property	Dec. 31, 2010 929 House [Member] RealEstate	Dec. 31, 2010 Academy Village [Member] RealEstate	Dec. 31, 2010 Acappella [Member] RealEstate	Dec. 31, 2010 Acton Courtyard [Member] RealEstate	Dec. 31, 2010 Alborada [Member] RealEstate	Dec. 31, 2010 Alexander on Ponce [Member] RealEstate	Dec. 31, 2010 Amberton [Member] RealEstate	Dec. 31, 2010 Arbor Terrace [Member] RealEstate	Dec. 31, 2010 Arboretum (MA) [Member] RealEstate	Dec. 31, 2010 Artech Building [Member] RealEstate	Dec. 31, 2010 Artisan Square [Member] RealEstate	Dec. 31, 2010 Avanti [Member] RealEstate	Dec. 31, 2010 Bachenheimer Building [Member] RealEstate	Dec. 31, 2010 Bella Vista Apartments at Boca Del Mar [Member] RealEstate	Dec. 31, 2010 Bellagio Apartment Homes [Member] RealEstate	Dec. 31, 2010 Berkeleyan [Member] RealEstate	Dec. 31, 2010 Bradley Park [Member] RealEstate	Dec. 31, 2010 Briarwood (CA) [Member] RealEstate	Dec. 31, 2010 Brookside (CO) [Member] RealEstate	Dec. 31, 2010 Canterbury [Member] RealEstate	Dec. 31, 2010 Cape House I [Member] RealEstate	Dec. 31, 2010 Cape House II [Member] RealEstate	Dec. 31, 2010 Carmel Terrace [Member] RealEstate	Dec. 31, 2010 Cascade at Landmark [Member] RealEstate	Dec. 31, 2010 Centennial Court [Member] RealEstate	Dec. 31, 2010 Centennial Tower [Member] RealEstate	Dec. 31, 2010 Chelsea Square [Member] RealEstate	Dec. 31, 2010 Church Corner [Member] RealEstate	Dec. 31, 2010 Cierra Crest [Member] RealEstate	Dec. 31, 2010 City Pointe [Member] RealEstate	Dec. 31, 2010 Colorado Pointe [Member] RealEstate	Dec. 31, 2010 Conway Court [Member] RealEstate	Dec. 31, 2010 Copper Canyon [Member] RealEstate	Dec. 31, 2010 Country Brook [Member] RealEstate	Dec. 31, 2010 Country Club Lakes [Member] RealEstate	Dec. 31, 2010 Creekside (San Mateo) [Member] RealEstate	Dec. 31, 2010 Crescent at Cherry Creek [Member] RealEstate	Dec. 31, 2010 Deerwood (SD) [Member] RealEstate	Dec. 31, 2010 Estates at Maitland Summit [Member] RealEstate	Dec. 31, 2010 Estates at Tanglewood [Member] RealEstate	Dec. 31, 2010 Fairfield [Member] RealEstate	Dec. 31, 2010 Fine Arts Building [Member] RealEstate	Dec. 31, 2010 Gaia Building [Member] RealEstate	Dec. 31, 2010 Gateway at Malden Center [Member] RealEstate	Dec. 31, 2010 Geary Court Yard [Member] RealEstate	Dec. 31, 2010 Glen Meadow [Member] RealEstate	Dec. 31, 2010 Grandeville at River Place [Member] RealEstate	Dec. 31, 2010 Greenhaven [Member] RealEstate	Dec. 31, 2010 Greenhouse - Frey Road [Member] RealEstate	Dec. 31, 2010 Greenwood Park [Member] RealEstate	Dec. 31, 2010 Greenwood Plaza [Member] RealEstate	Dec. 31, 2010 Harbor Steps [Member] RealEstate	Dec. 31, 2010 Hathaway [Member] RealEstate	Dec. 31, 2010 Heights on Capitol Hill [Member] RealEstate	Dec. 31, 2010 Heronfield [Member] RealEstate	Dec. 31, 2010 Heritage at Stone Ridge [Member] RealEstate	Dec. 31, 2010 Highlands at Cherry Hill [Member] RealEstate	Dec. 31, 2010 Ivory Wood [Member] RealEstate	Dec. 31, 2010 Jaclen Towers [Member] RealEstate	Dec. 31, 2010 Kelvin Court [Member] RealEstate	Dec. 31, 2010 La Terrazza at Colma Station [Member] RealEstate	Dec. 31, 2010 LaSalle [Member] RealEstate	Dec. 31, 2010 Liberty Park [Member] RealEstate	Dec. 31, 2010 Liberty Tower [Member] RealEstate	Dec. 31, 2010 Lincoln Heights [Member] RealEstate	Dec. 31, 2010 Longview Places [Member] RealEstate	Dec. 31, 2010 Marks [Member] RealEstate	Dec. 31, 2010 Market Street Village [Member] RealEstate	Dec. 31, 2010 Metro on First [Member] RealEstate	Dec. 31, 2010 Mill Creek [Member] RealEstate	Dec. 31, 2010 Miramar Lakes [Member] RealEstate	Dec. 31, 2009 Miramar Lakes [Member]	Dec. 31, 2010 Montecito [Member] RealEstate	Dec. 31, 2009 Montecito [Member]	Dec. 31, 2010 Montierra (CA) [Member] RealEstate	Dec. 31, 2009 Montierra (CA) [Member]	Dec. 31, 2010 Mountain Park Ranch [Member] RealEstate	Dec. 31, 2009 Mountain Park Ranch [Member]	Dec. 31, 2010 Missions at Sunbow [Member] RealEstate	Dec. 31, 2010 Monte Viejo [Member] RealEstate	Dec. 31, 2010 Montierra [Member] RealEstate	Dec. 31, 2010 Mosaic at Metro [Member] RealEstate	Dec. 31, 2010 Mountain Terrace [Member] RealEstate	Dec. 31, 2010 Northpark [Member] RealEstate	Dec. 31, 2010 Olde Redmond Place [Member] RealEstate	Dec. 31, 2010 North Pier at Harborside [Member] RealEstate	Dec. 31, 2010 Oak Mill I [Member] RealEstate	Dec. 31, 2010 Oak Mill II [Member] RealEstate	Dec. 31, 2010 Oaks [Member] RealEstate	Dec. 31, 2010 Park Meadow [Member] RealEstate	Dec. 31, 2010 Promenade at Peachtree [Member] RealEstate	Dec. 31, 2010 Promenade at Town Center II [Member] RealEstate	Dec. 31, 2010 Providence [Member] RealEstate	Dec. 31, 2010 Parc East Towers [Member] RealEstate	Dec. 31, 2010 Parkfield [Member] RealEstate	Dec. 31, 2010 Reserve at Clarendon Centre, The [Member] RealEstate	Dec. 31, 2010 Reserve at Fairfax Corners [Member] RealEstate	Dec. 31, 2010 Reserve at Potomac Yard [Member] RealEstate	Dec. 31, 2010 Reserve at Town Center (WA) [Member] RealEstate	Dec. 31, 2010 Reserve at Eisenhower, The [Member] RealEstate	Dec. 31, 2010 Reserve at Empire Lakes [Member] RealEstate	Dec. 31, 2010 Rianna II [Member] RealEstate	Dec. 31, 2010 Rockingham Glen [Member] RealEstate	Dec. 31, 2010 Rolling Green (Amherst) [Member] RealEstate	Dec. 31, 2010 Rolling Green (Milford) [Member] RealEstate	Dec. 31, 2010 San Marcos Apartments [Member] RealEstate	Dec. 31, 2010 Savannah Lakes [Member] RealEstate	Dec. 31, 2010 Savoy I [Member] RealEstate	Dec. 31, 2010 Savannah Midtown [Member] RealEstate	Dec. 31, 2010 Sheffield Court [Member] RealEstate	Dec. 31, 2010 Springs Colony [Member] RealEstate	Dec. 31, 2010 Stonegate (CO) [Member] RealEstate	Dec. 31, 2010 Sonata at Cherry Creek [Member] RealEstate	Dec. 31, 2010 Sonterra at Foothill Ranch [Member] RealEstate	Dec. 31, 2010 Sunforest [Member] RealEstate	Dec. 31, 2010 Sunforest II [Member] RealEstate	Dec. 31, 2010 South Winds [Member] RealEstate	Dec. 31, 2010 Stoneleigh at Deerfield [Member] RealEstate	Dec. 31, 2010 Stoney Ridge [Member] RealEstate	Dec. 31, 2010 Stonybrook [Member] RealEstate	Dec. 31, 2010 Summerhill Glen [Member] RealEstate	Dec. 31, 2010 Summerset Village [Member] RealEstate	Dec. 31, 2010 Town Square at Mark Center I (fka Millbrook I) [Member] RealEstate	Dec. 31, 2010 Town Square at Mark Center Phase II [Member] RealEstate	Dec. 31, 2010 Tradition at Alafaya [Member] RealEstate	Dec. 31, 2010 Talleyrand [Member] RealEstate	Dec. 31, 2010 Tanglewood VA [Member] RealEstate	Dec. 31, 2010 Teresina [Member] RealEstate	Dec. 31, 2010 Touriel Building [Member] RealEstate	Dec. 31, 2010 Tuscany at Lindbergh [Member] RealEstate	Dec. 31, 2010 Uptown Square [Member] RealEstate	Dec. 31, 2010 Via Ventura [Member] RealEstate	Dec. 31, 2010 Village at Lakewood [Member] RealEstate	Dec. 31, 2010 Versailles [Member] RealEstate	Dec. 31, 2010 Vintage [Member] RealEstate	Dec. 31, 2010 Warwick Station [Member] RealEstate	Dec. 31, 2010 Wellington Hill [Member] RealEstate	Dec. 31, 2010 Westgate Pasadena Apartments [Member] RealEstate	Dec. 31, 2010 Westwood Glen [Member] RealEstate	Dec. 31, 2010 Whisper Creek [Member] RealEstate	Dec. 31, 2010 Wilkins Glen [Member] RealEstate	Dec. 31, 2010 Woodlake (WA) [Member] RealEstate	Dec. 31, 2010 EQR-Partially Owned Unencumbered [Member] Property RealEstate Apartmentunit	Dec. 31, 2010 Hudson Crossing II [Member] RealEstate	Dec. 31, 2010 Butterfield Ranch [Member] RealEstate	Dec. 31, 2010 EQR-Partially Owned Encumbered [Member] Property RealEstate Apartmentunit	Dec. 31, 2010 Brooklyner (fka 111 Lawrence) [Member] RealEstate	Dec. 31, 2010 Bellevue Meadows [Member] RealEstate	Dec. 31, 2010 1401 South State (fka City Lofts) [Member] RealEstate	Dec. 31, 2010 2300 Elliott [Member] RealEstate	Dec. 31, 2010 Canyon Creek (CA) [Member] RealEstate	Dec. 31, 2010 Canyon Ridge [Member] RealEstate	Dec. 31, 2010 Copper Creek [Member] RealEstate	Dec. 31, 2010 Country Oaks [Member] RealEstate	Dec. 31, 2010 EDS Dulles [Member] RealEstate	Dec. 31, 2010 Fox Ridge [Member] RealEstate	Dec. 31, 2010 Lantern Cove [Member] RealEstate	Dec. 31, 2010 Mesa Del Oso [Member] RealEstate	Dec. 31, 2010 Monterra in Mill Creek [Member] RealEstate	Dec. 31, 2010 Preserve at Briarcliff [Member] RealEstate	Dec. 31, 2010 Rosecliff [Member] RealEstate	Dec. 31, 2010 Surrey Downs [Member] RealEstate	Dec. 31, 2010 Schooner Bay I [Member] RealEstate	Dec. 31, 2010 Schooner Bay II [Member] RealEstate	Dec. 31, 2010 Scottsdale Meadows [Member] RealEstate	Dec. 31, 2010 Strayhorse at Arrowhead Ranch [Member] RealEstate	Dec. 31, 2010 Veridian (fka Silver Spring) [Member] RealEstate	Dec. 31, 2010 Virgil Square [Member] RealEstate	Dec. 31, 2010 Windridge (CA) [Member] RealEstate	Dec. 31, 2010 Willow Brook (CA) [Member] RealEstate	Dec. 31, 2010 Montclair Metro [Member] RealEstate	Dec. 31, 2010 Red Road Commons [Member] RealEstate	Dec. 31, 2010 PARTIALLY OWNED PROPERTIES Apartmentunit Property
Real Estates and Accumulated Depreciation
Description of Location				New York, NY	Washington, D.C. (G)	Arlington, VA	Atlanta, GA	Arlington, VA	Washington, D.C. (G)	New York, NY	Washington, D.C. (G)	New York, NY (G)	Jersey City, NJ	New York, NY (G)	New York, NY (G)	Abington, MA	Scottsdale, AZ	Orlando, FL	Atlanta, GA	Corona Hills, CA	Tampa, FL	Orlando, FL	Jacksonville, FL	Avon, CT	Denver, CO (G)	Oviedo, FL	Long Beach, CA	Mukilteo, WA (G)	Phoenix, AZ	Woodland Hills, CA	Bellevue, WA	Sarasota, FL	Berkeley, CA	Jacksonville, FL	Winter Park, FL	Newington, CT	Vernon, CT	Greensboro, NC	Orange Park, FL	Frederick, MD	Frederick, MD	Scottsdale, AZ	Alexandria, VA	Beaverton, OR	Ontario, CA	Ontario, CA	Chandler, AZ	Kent, WA	Duluth, GA	Glen Burnie, MD	Puyallup, WA	Orlando, FL	Los Angeles, CA	Tampa, FL	Atlanta, GA (G)	Columbia, MD	Los Angeles, CA	Hillsboro, OR	Beaverton, OR	Coconut Creek, GA	Mesa, AZ	Beaverton, OR	Boynton Beach, FL	Boynton Beach, FL	Vancouver, WA	Mountlake Terrace, WA	St. Petersburg, FL	Scottsdale, AZ	Orlando, FL	Orlando, FL	Lakewood, CO	Taunton, MA	Corona, CA	Atlanta, GA	San Diego, CA	Phoenix, AZ	Chino Hills, CA	Fairfax, VA	Boston, MA (G)	Orlando, FL	Deerfield Beach, FL	Coconut Creek, FL	Tempe, AZ	Atlanta, GA	Wellington, FL	Silver Spring, MD	Fall River, MA	Enfield, CT	Federal Way, WA	Federal Way, WA	Coral Gables, FL (G)	Hermosa Beach,CA	Pembroke Pines, FL	Plantation, FL	Redmond, WA	Pleasanton, CA	Bowie, MD	Rocky Hill , CT	Roswell, GA	Beverly Hills, CA	Miami, FL	Los Angeles, CA	Puyallup, WA	Lynwood, WA	Phoenix, AZ	Boynton Beach, FL	Ellington, CT	Westwood, MA	Westwood, MA	South Plainfield, NJ	Scottsdale, AZ	New York, NY (G)	Jersey City, NJ	Charlotte, NC	Everett, WA	Scottsdale, AZ	Pleasant Hill, CA	Glendale, AZ	Gresham, OR	Burbank, CA	Ocoee, FL	Ocoee, FL	Miami, FL	San Diego, CA	San Diego, CA	Santa Clara, CA	Orlando, FL	Pembroke Pines, FL	W. New York, NJ	Phoenix, AZ	Highlands Ranch, CO	Concord, CA	Alpharetta, GA	Orlando, FL	Tempe, AZ	New York, NY (G)	Boston, MA (G)	Decatur, GA	Alexandria, VA	Tampa, FL	Orange Park, FL	Seattle, WA	Corona Hills, CA	Lynnwood, WA	Bellevue, WA	Duluth, GA	Millersville, MD	Palm Beach Gardens, FL	Orlando, FL	San Jose, CA	Scottsdale, AZ	Hyattsville, MD	Los Angeles, CA	Davie, FL	Largo, MD	Largo, MD	Valencia, CA	Germantown, MD	Pleasant Hill, CA	Agoura Hills, CA	Agoura Hills, CA	Falls Church, VA	Solana Beach, CA	Key West, FL	Seattle, WA (G)	Lynnwood, WA	Frederick, MD	Frederick, MD	Atlanta, GA	Davie, FL	Federal Way, WA	New York, NY (G)	New York, NY (G)	New York, NY (G)	Coral Springs, FL	Los Angeles, CA	Union City, CA	Redlands, CA	Wellesley, MA	Orlando, FL	Hermosa Beach,CA	Phoenix, AZ	Orlando, FL	Ft. Lauderdale, FL (G)	Ft. Lauderdale, FL (G)	Ft. Lauderdale, FL (G)	Ft. Lauderdale, FL	Chino Hills, CA	Valencia, CA	Jersey City, NJ (G)	Deerfield Beach, FL	Arlington, VA	Aventura, FL	Valencia, CA		Coral Springs, FL	Corona, CA	Phoenix, AZ	Hackensack, NJ	Hackensack, NJ	Plainsboro, NJ	Redmond, WA		Redmond, WA (G)		Huntington Beach, CA	Centreville, VA	Northglenn, CO		Phoenix, AZ	Berkeley, CA (G)		Boynton Beach, FL	Loudon, VA	Mill Creek, WA	Mill Creek, WA	Phoenix, AZ	Seattle, WA (G)	San Diego, CA	Lawrence, MA	New York, NY (G)	Windsor, CT	Norwalk, CT	Jacksonville, FL	Tampa, FL	Orlando, FL	Orlando, FL	Orlando, FL	Coral Springs, FL	Ashburn, VA	Everett, WA	Atlanta, GA	Aurora, CO	Bradenton, FL	Rockville, MD	Phoenix, AZ	Lakewood, WA	Seattle, WA	Winter Springs, FL	Dania Beach, FL	Dania Beach, FL	Lake Forest, CA	Jacksonville, FL	Valencia, CA	Union City, CA	Burlingame, CA	Falls Church, VA (G)	Rancho Santa Margarita, CA	Phoenix, AZ	Palo Alto, CA	Riverside, CA	Coconut Creek, FL	Lakewood, WA	Hayward, CA	Farmington, CT	Seattle, WA	Milton, WA	Scottsdale, AZ	Hillsboro, OR	Cambridge, MA (G)	Orlando, FL	Irvine, CA	Herndon, VA	New York, NY (G)	New York, NY (G)	New York, NY (G)	Seattle, WA	Orlando, FL	San Diego, CA (G)	Los Angeles, CA	Los Angeles, CA (G)	Phoenix, AZ	Laguna Hills, CA	Lakewood, CO	Mission Viejo, CA	Mesa, AZ	San Jose, CA	Arlington, VA	Jacksonville, FL	Orange Park, FL	Thornton, CO	Reston, VA	Needham, MA	Sunrise, FL	Boston, MA (G)	Herndon, VA	Centerville, VA	Tacoma, WA	Pasadena, CA	Pasadena, CA	Los Angeles, CA	Los Angeles, CA	Los Angeles, CA	Los Angeles, CA	Los Angeles, CA	Los Angeles, CA	Los Angeles, CA	Jacksonville, FL	Riverside, RI	Riverside, RI	Fairfax, VA	Pembroke Pines, FL	Pleasant Hill, CA	Newington, CT	Campbell, CA	Lorton, VA	Chicago, IL	Chicago, IL		Cambridge, MA (G)	North Hollywood, CA	Pasadena, CA	Berkeley, CA (G)	Fremont, CA	Atlanta, GA	Manassas, VA	Sunnyvale, CA	Canton, MA	Berkeley, CA (G)	Northridge, CA	Anaheim, CA	Berkeley, CA (G)	Boca Raton, FL	Scottsdale, AZ	Berkeley, CA (G)	Puyallup, WA	Sunnyvale, CA	Boulder, CO	Germantown, MD	Jacksonville, FL	Jacksonville, FL	San Diego, CA	Alexandria, VA	Seattle, WA (G)	Seattle, WA (G)	Redmond, WA	Cambridge, MA (G)	Denver, CO	Fullerton, CA (G)	Denver, CO	Roslindale, MA	Highlands Ranch, CO	Chandler, AZ	Jacksonville, FL	San Mateo, CA	Denver, CO	San Diego, CA	Orlando, FL	Westminster, CO	Stamford, CT (G)	Berkeley, CA (G)	Berkeley, CA (G)	Malden, MA (G)	San Francisco, CA	Franklin, MA	Oviedo, FL	Union City, CA	Kennesaw, GA	Centennial, CO	Centennial, CO	Seattle, WA (G)	Long Beach, CA	Seattle, WA (G)	Kirkland, WA	Burlington, MA	Cherry Hills, NJ	Bothell, WA	Beverly, MA	Irvine, CA	Colma, CA (G)	Beaverton, OR (G)	Brain Tree, MA	Arlington, VA (G)	Quincy, MA	Waltham, MA	Englewood, CO (G)	San Diego, CA	Seattle, WA (G)	Milpitas, CA	Miramar, FL		Valencia, CA		San Diego, CA		Phoenix, AZ		Chula Vista, CA	Phoneix, AZ	Scottsdale, AZ	Hyattsville, MD	Stevenson Ranch, CA	Burlingame, CA	Redmond, WA	Jersey City, NJ (J)	Germantown, MD	Germantown, MD	Santa Clarita, CA	Gilbert, AZ	Chamblee, GA	Valencia, CA	Bothell, WA	New York, NY (G)	Denver, CO	Arlington, VA (G)	Fairfax, VA	Alexandria, VA	Mill Creek, WA	Alexandria, VA	Rancho Cucamonga, CA	Seattle, WA (G)	West Roxbury, MA	Amherst, MA	Milford, MA	Scottsdale, AZ	Boynton Beach, FL	Aurora, CO	Atlanta, GA	Arlington, VA	Altamonte Springs, FL	Broomfield, CO	Denver, CO	Foothill Ranch, CA	Davie, FL	Davie, FL	Fall River, MA	Alpharetta, GA	Dale City, VA	Boynton Beach, FL	Maynard, MA	Chatsworth, CA	Alexandria, VA	Alexandria, VA	Oviedo, FL	Tarrytown, NY (I)	Manassas, VA	Chula Vista, CA	Berkeley, CA (G)	Atlanta, GA	Denver, CO (G)	Scottsdale, AZ	Phoenix, AZ	Woodland Hills, CA	Ontario, CA	Westminster, CO	Manchester, NH	Pasadena, CA	Westwood, MA	Denver, CO	Medfield, MA	Kirkland, WA		New York, NY	Chino Hills, CA		Brooklyn, NY (G)	Bellevue, WA	Chicago, IL	Seattle, WA	San Ramon, CA	San Diego, CA	Tempe, AZ	Agoura Hills, CA	Herndon, VA	Englewood, CO	Foster City, CA	Albuquerque, NM	Mill Creek, WA	Atlanta, GA	Quincy, MA	Bellevue, WA	Foster City, CA	Foster City, CA	Scottsdale, AZ	Glendale, AZ	Silver Spring, MD (G)	Los Angeles, CA	Laguna Niguel, CA	Pleasant Hill, CA	Montclair, NJ	Miami, FL (G)
Date of Construction				(F)	2004	2004	1999	(F)	2006	1961	2009	2004	(F)	1997	2002	1968	1988-1994	1999	1980	1986	1990	1991	2001	1973	2003	1998	2002	2002	1995	2003-2007	2000	1986	(F)	1989	1991	1964	1986	(F)	1986	1993	1979	1979	2002	1996	1994	2002	1987	1989	1995	1973	1991	1986	(F)	2003	2003	1984	1989	1990	1991	1992	1986	1991	1996	1998	1993	1987	1986	1987	2008	2001	1990	1984	1992	1997	1998	1982	1985	1989	1962	1989	1998	1995	1994	1996	2003	1981	1987	1974	1988	1988	1998	1971	1990	1990	1979	1985	1999	1965	1985	1990	1986	1989	1991	1999	1995	1989	1975	1979	2007	2000	1990	2003	2003	(F)	1991	1973	1973	1996	1990	1991	2000	2008	1986	1988/1992	2001	1972	2000/2002	1989	1999	2008	1999	2003	1995	1988	1984	2000	1975	1992	(F)	1984	1989	(F)	1992	1991	1984	1999	1984	1996	1991	1986	1989	2008	2007	1999	1977	1988	1988	1985	1974	1990	1989	1966	1986	1990	2000	1988	1980/1985	1980/1985	1984-1989	1995	1980	1903	1927	1910	2001	1987/1990	1979	1986	1988	1991	1972	1988	1991	1988	1988	1988	(F)	1989	1989	1992-1997	1997	2002	1995	2001		1998	1990	1984/1996	1995	2002	1984	2008		(F)		1969	1989	1986		1983	1998		1990	2002	2009	(F)	1999	2000	1997	2000	1982	1973	1991	1991	1995	1988	1998	1997	1995	1989	2002	2001	(F)	1991	1967	1989	1990	1992	2000	2001	1991	1988	1985	1999	1986	1967/1987	1971	1999	1995	1985	(F)	1997	1990	1982	1967	1995 -1997	1986	1984	1986-1989	2008/2009	2004	1991/1993	2002	2003	2001	1998	2002	1990	2009	2008	2006	1983	1984	1987	1986-1988	1997/1998	(F)	2008	1985	1986	1998	1984	1985	1991	2008	1995	1988	1987-1991	(F)	(F)	1999	1999	1999	1999	1999	1989	2001	2000	1972	1989	1988	2001/2003	1987	1968	1984	1987	(D)	(F)		1975	1989	2002	2003	1999	2003	1986	1979	1989	2002	2002	1987	2004	1985	1995	1998	1999	1985	1993	1986	1998	1998	1988-1989	1990	2001	1991	1991	1987	1996	2004	2006	1920	1999	1986-1996	1997	1985	1994	1990	1998	2003	1996	2004	2000	1988	1990	1971	2002	1983	1985	1994	1996	2000	1987	2006	1990	2005	2002	2000	1976	2008	2005	1998	2000	2008	1991	2004	1987	2006	2002	1991		2003		1999		1990		1994	2003	2004	1999	2008	1992	1972	1986	2003	1984	1985	2000	1986	2001	2001	2000	1977	2000	2003	2001	2002	2001	2002	2005	2002	1974	1970	1970	1995	1991	2001	2000	1986	1986	2003	1999	1997	1989	(F)	1971	2003	1985	2001	1980	1985	1996	2001	2006	1997-1998	1987	2000	2004	2001	1999/2001	1980	1988	1991	2005-2007	1986	1987	2010	1972	2002	1975	1984		(F)	(F)		2010	1983	2008	1992	1984	1989	1984	1985	(F)	1984	1985	1983	2003	1994	1990	1986	1985	1985	1984	1998	2009	1979	1989	1985	2009	2009
Units	124,866		80,239	0	144	326	355	0	359	155	559	135	480	238	294	90	304	336	204	492	447	480	200	163	343	233	160	235	248	579	1	192	0	350	324	64	150	0	288	228	204	348	317	264	312	100	316	293	303	796	157	292	0	273	202	198	92	352	254	300	222	288	252	296	253	512	208	416	352	316	201	58	316	156	181	412	252	404	444	312	300	278	204	234	400	400	168	168	144	18	195	168	296	312	180	200	478	151	236	35	296	259	230	197	204	192	100	180	102	252	272	259	182	0	381	278	252	256	278	141	282	165	480	1,070	340	264	672	358	276	304	422	259	352	252	379	293	710	268	0	224	272	0	336	155	67	424	240	352	304	108	160	242	272	316	344	276	234	304	221	220	224	176	146	297	328	104	108	182	610	768	260	137	166	177	257	444	208	558	49	366	285	364	308	252	161	324	0	176	216	527	540	256	296		294	332	330	424	157	203	704		321		0	310	252		208	412		34	440	290	100	0	480	78	408	174	323	373	92	284	432	400	411	456	275	216	123	416	0	336	121	250	522	96	280	240	648	356	432	264	174	138	939	260	429	100	0	284	231	162	186	150	338	350	373	482	314	563	218	354	455	516	176	194	679	225	115	385	272	472	608	224	0	220	248	280	336	276	77	304	310	320	228	714	0	0	21	23	36	36	60	18	53	322	416	62	250	464	256	73	178	252	0	0	39,395	127	248	143	71	442	330	190	175	156	21	140	162	44	392	202	56	155	192	144	544	240	240	384	277	187	221	113	85	480	183	193	28	222	396	555	192	216	316	272	504	263	100	91	203	164	288	280	250	489	291	266	730	385	104	202	180	170	144	100	132	153	554	202	235	336	348	616	229	102	516	344		210		272		240		336	480	249	260	510	510	192	297	208	192	520	225	406	270	200	324	476	252	652	588	389	226	467	78	143	204	304	320	466	444	322	597	188	350	183	300	494	0	404	370	264	264	120	280	406	272	253	300	432	440	35	324	696	328	240	253	300	332	390	480	156	272	103	288	0	0	0	5,232	490	180	278	92	268	162	144	256	0	300	232	221	139	182	156	122	168	144	168	136	457	142	344	228	163	404	5,232
Initial Cost to Company, Land	$ 4,336,999,983		$ 2,929,343,369	$ 0	$ 9,213,512.45	$ 9,780,000	$ 7,924,126	$ 12,054,081	$ 30,006,593.01	$ 39,277,000	$ 28,150,000	$ 32,852,000	$ 28,170,659	$ 22,611,600	$ 65,352,706	$ 553,105	$ 3,663,473	$ 5,500,000	$ 2,448,000	$ 2,594,264	$ 3,576,000	$ 3,808,823	$ 5,000,000	$ 1,788,943	$ 5,481,556.19	$ 6,990,000	$ 7,600,000	$ 5,686,861	$ 2,978,879	$ 31,682,754	$ 63,158	$ 1,344,000	$ 13,908,910	$ 1,503,000	$ 2,592,000	$ 401,091	$ 928,972	$ 1,100,564	$ 2,160,000	$ 2,736,000	$ 2,450,800	$ 1,924,900	$ 10,000,000	$ 3,421,535	$ 5,616,000	$ 1,820,000	$ 1,353,100	$ 3,700,000	$ 1,818,000	$ 8,993,411	$ 756,300	$ 2,044,000	$ 14,791,831	$ 8,190,000	$ 6,440,800	$ 891,000	$ 6,615,467	$ 3,521,300	$ 2,030,950	$ 3,001,700	$ 2,028,939	$ 1,580,500	$ 12,600,000	$ 14,800,000	$ 2,277,000	$ 2,807,600	$ 1,561,200	$ 3,156,600	$ 12,009,630	$ 7,000,000	$ 1,609,800	$ 498,080	$ 4,742,200	$ 2,966,400	$ 7,801,824	$ 1,481,050	$ 1,808,900	$ 19,433,000	$ 14,855,000	$ 9,359,750	$ 15,000,000	$ 5,560,000	$ 1,500,192	$ 9,360,000	$ 20,000,000	$ 6,000,000	$ 1,370,843	$ 1,129,018	$ 626,637	$ 80,000	$ 0	$ 18,144,000	$ 1,896,600	$ 2,228,200	$ 2,306,100	$ 6,796,511	$ 19,845,000	$ 911,534	$ 1,220,000	$ 7,772,000	$ 319,180	$ 10,806,000	$ 1,119,200	$ 6,895,000	$ 1,209,705	$ 1,546,700	$ 583,679	$ 2,229,095	$ 0	$ 10,080,000	$ 11,823,840	$ 23,420,000	$ 5,148,500	$ 100,000	$ 1,597,500	$ 1,075,700	$ 15,000,000	$ 1,650,237	$ 1,217,349	$ 14,100,000	$ 8,460,000	$ 3,306,286	$ 19,200,000	$ 28,895,200	$ 6,000,000	$ 13,642,420	$ 23,520,000	$ 17,900,000	$ 27,246,045	$ 9,000,000	$ 6,330,000	$ 6,469,230	$ 3,521,900	$ 2,016,000	$ 3,050,133	$ 73,170,045	$ 53,164,160	$ 1,454,048	$ 15,261,108	$ 2,240,000	$ 1,861,200	$ 12,542,418	$ 6,888,500	$ 821,200	$ 3,200,000	$ 3,400,000	$ 2,880,000	$ 7,039,313	$ 2,432,000	$ 5,190,700	$ 670,470	$ 4,120,800	$ 8,500,000	$ 15,800,000	$ 1,843,200	$ 1,513,500	$ 9,360,000	$ 15,000,000	$ 5,527,800	$ 1,706,900	$ 1,683,800	$ 20,240,000	$ 5,111,200	$ 2,838,749	$ 14,752,034	$ 480,600	$ 1,299,100	$ 2,186,300	$ 4,801,500	$ 38,400,000	$ 1,055,800	$ 40,504,000	$ 37,600,000	$ 52,654,000	$ 15,420,000	$ 3,033,500	$ 6,246,700	$ 4,969,200	$ 816,922	$ 1,664,300	$ 35,100,000	$ 2,228,800	$ 1,386,000	$ 1,754,200	$ 1,022,200	$ 7,454,900	$ 0	$ 3,572,400	$ 8,640,000	$ 22,487,006	$ 13,500,000	$ 32,000,000	$ 13,320,000		$ 14,700,000	$ 6,640,000	$ 2,272,800	$ 2,355,509	$ 3,926,600	$ 4,500,000	$ 4,670,850		$ 6,975,705		$ 15,546,376	$ 1,857,400	$ 2,521,500		$ 2,000,000	$ 1,492,750		$ 2,458,000	$ 3,520,400	$ 3,144,056	$ 4,310,417	$ 2,089,388	$ 3,475,114	$ 2,268,160	$ 11,809,500	$ 4,615,702	$ 118,669,441	$ 3,325,517	$ 2,300,000	$ 1,988,000	$ 3,888,000	$ 2,800,000	$ 4,110,000	$ 4,560,000	$ 1,951,600	$ 1,364,800	$ 2,500,000	$ 7,696,095	$ 659,165	$ 3,360,000	$ 1,815,000	$ 3,750,000	$ 2,760,400	$ 663,800	$ 6,000,000	$ 12,000,000	$ 18,313,414	$ 8,900,000	$ 1,831,100	$ 10,560,000	$ 1,781,600	$ 16,836,000	$ 78,278,200	$ 3,380,000	$ 2,361,922	$ 6,936,600	$ 18,200,000	$ 5,680,000	$ 1,215,200	$ 4,810,644	$ 1,757,438	$ 1,424,700	$ 4,162,543	$ 3,152,000	$ 1,876,700	$ 27,812,384	$ 6,280,000	$ 39,410,000	$ 10,900,000	$ 103,539,100	$ 139,933,500	$ 144,968,250	$ 8,800,000	$ 873,000	$ 9,403,960	$ 10,590,975	$ 10,350,000	$ 2,884,447	$ 1,665,100	$ 4,519,700	$ 4,525,800	$ 1,341,796	$ 51,000,000	$ 15,550,260	$ 1,496,913	$ 1,960,000	$ 5,040,000	$ 20,700,000	$ 1,418,893	$ 3,648,000	$ 469,546	$ 14,568,000	$ 7,000,000	$ 3,501,900	$ 29,977,725	$ 0	$ 1,785,000	$ 1,955,000	$ 3,060,000	$ 3,060,000	$ 5,100,000	$ 1,530,000	$ 4,505,000	$ 8,000,000	$ 2,822,618	$ 683,215	$ 10,000,000	$ 18,561,000	$ 9,729,900	$ 498,377	$ 8,550,600	$ 1,326,000	$ 0	$ 0	$ 1,192,346,786	$ 3,252,993	$ 25,000,000	$ 5,839,548	$ 5,550,000	$ 24,310,000	$ 9,900,000	$ 900,600	$ 9,057,300	$ 4,685,900	$ 1,642,000	$ 7,000,000	$ 12,960,000	$ 3,439,000	$ 11,760,000	$ 2,626,000	$ 4,377,000	$ 3,813,000	$ 9,991,500	$ 3,600,400	$ 2,781,300	$ 4,800,000	$ 4,800,000	$ 2,288,300	$ 3,603,400	$ 3,800,000	$ 5,900,000	$ 3,397,100	$ 5,220,000	$ 4,803,100	$ 6,863,792	$ 5,790,000	$ 101,451	$ 1,442,212	$ 1,505,219	$ 15,000,000	$ 9,606,600	$ 2,594,000	$ 2,082,095	$ 9,520,000	$ 7,560,000	$ 6,510,200	$ 7,817,000	$ 7,113,000	$ 9,209,780	$ 1,722,400	$ 2,339,330	$ 6,000,000	$ 7,507,000	$ 2,467,200	$ 4,365,000	$ 3,990,000	$ 59,900,000	$ 2,512,500	$ 5,425,000	$ 9,245,000	$ 10,800,000	$ 6,800,000	$ 2,732,800	$ 437,072	$ 10,752,145	$ 0	$ 7,202,000	$ 5,977,504	$ 16,382,822	$ 5,928,400	$ 20,880,000	$ 4,928,500	$ 13,740,000	$ 8,540,000	$ 12,858,693	$ 17,200,000		$ 8,400,000		$ 8,160,000		$ 1,662,332		$ 28,560,000	$ 12,700,000	$ 3,455,000	$ 0	$ 3,966,500	$ 38,607,000	$ 4,807,100	$ 4,000,159	$ 10,000,000	$ 854,133	$ 23,400,000	$ 835,217	$ 10,150,000	$ 13,500,000	$ 3,573,621	$ 102,163,000	$ 8,330,000	$ 10,500,000	$ 15,804,057	$ 11,918,917	$ 10,369,400	$ 6,500,000	$ 16,345,000	$ 2,161,840	$ 1,124,217	$ 1,340,702	$ 2,012,350	$ 20,000,000	$ 7,000,000	$ 5,450,295	$ 7,209,873	$ 3,342,381	$ 630,411	$ 8,750,000	$ 5,490,000	$ 7,503,400	$ 10,000,000	$ 0	$ 2,481,821	$ 4,810,000	$ 8,000,000	$ 10,500,000	$ 415,812	$ 2,890,450	$ 24,360,000	$ 15,568,464	$ 7,590,000	$ 12,000,000	$ 2,108,295	$ 28,600,000	$ 2,736,000	$ 9,720,000	$ 17,492,000	$ 1,351,785	$ 3,166,411	$ 12,650,000	$ 7,059,230	$ 2,274,121	$ 1,890,200	$ 22,898,848	$ 1,616,505	$ 5,310,000	$ 538,483	$ 6,631,400	$ 11,923,324	$ 11,923,324	$ 15,617,709	$ 194,692,119	$ 40,099,922	$ 4,507,100	$ 6,882,467	$ 796,800	$ 5,425,000	$ 4,869,448	$ 1,017,400	$ 6,105,000	$ 18,875,631	$ 2,490,000	$ 6,945,000	$ 4,305,000	$ 2,800,000	$ 6,370,000	$ 5,460,000	$ 3,057,100	$ 5,345,000	$ 4,550,000	$ 1,512,000	$ 4,400,000	$ 18,539,817	$ 5,500,000	$ 2,662,900	$ 5,055,000	$ 2,400,887	$ 27,383,547
Initial Cost to Company, Building & Fixtures	13,999,852,420		8,675,464,206	27,382,360	36,559,189	89,680,000	23,602,563	2,652,636	114,013,785	23,026,984	138,600,000	43,140,551	239,232,094	77,492,171	65,747,294	3,697,396	21,172,386	28,600,796	8,099,110	33,042,398	26,121,909	29,322,243	17,785,388	12,440,003	51,658,740	15,740,825	27,437,239	26,070,540	20,641,333	121,095,785	248,929	9,665,447	801,101	19,561,896	17,990,436	2,681,210	6,209,988	792,509	13,347,549	7,934,069	6,913,202	17,324,593	51,367,913	15,708,853	23,485,891	9,528,898	12,175,173	18,962,585	24,489,671	27,301,052	6,806,635	12,366,832	11,026,473	28,894,280	19,993,460	15,489,721	14,829,335	16,257,934	12,616,747	17,678,928	12,466,128	14,215,444	31,469,651	37,874,719	15,656,887	25,270,594	5,756,822	28,414,599	44,407,977	27,654,816	10,832,754	3,329,560	20,272,892	10,570,210	36,948,176	13,390,249	16,274,361	56,816,266	57,566,636	29,539,650	33,194,576	19,939,324	19,281,399	29,705,236	64,790,850	19,972,183	9,163,804	7,547,256	5,765,018	1,286,139	44,601,000	46,567,941	17,070,795	20,056,270	12,064,015	20,249,392	73,335,916	6,093,418	10,974,727	16,864,269	12,513,467	30,335,330	10,075,844	18,983,597	13,136,903	7,774,676	3,901,774	16,828,153	19,875,857	37,526,912	31,990,970	70,086,976	41,149,117	0	14,367,864	9,800,330	24,335,549	19,593,123	10,943,372	24,662,883	31,761,470	24,519,643	48,379,586	95,567,943	47,449,353	29,707,475	75,068,206	24,460,989	37,741,050	35,917,811	37,557,013	46,745,854	22,888,305	12,346,726	26,991,689	53,962,510	183,940,619	13,087,393	1,080,330	7,183,561	16,744,951	297,637	21,604,584	7,405,070	9,616,264	30,115,674	8,468,014	22,515,299	21,623,560	9,679,109	12,607,976	42,477,297	52,583,270	46,142,895	17,528,381	14,246,990	20,778,553	23,142,302	14,691,705	15,362,666	15,154,608	20,152,616	11,910,438	25,545,009	73,335,425	4,372,033	3,930,931	6,262,597	32,548,053	105,693,432	9,506,117	18,025,679	9,855,597	23,045,751	36,064,629	27,302,383	11,827,453	35,653,777	5,460,955	14,970,915	33,473,822	20,059,311	19,058,620	15,789,873	9,203,166	14,725,802	387,471	14,660,994	21,487,126	96,842,913	60,011,208	64,436,539	30,353,748		35,390,279	26,743,760	20,546,289	30,421,840	31,738,452	33,104,733	42,080,642		46,175,001		61,417,903	16,713,254	16,200,666		10,926,759	13,377,478		4,542,000	23,332,494	27,669,121	17,172,642	220,235	27,265,252	14,864,482	34,004,048	18,440,147	98,880,559	22,573,826	7,406,730	13,645,117	26,911,542	23,687,893	38,394,865	33,907,283	17,570,508	12,283,616	12,021,256	34,114,542	4,749,723	12,587,189	7,608,126	14,750,000	24,845,286	5,974,803	21,719,768	23,170,580	47,091,593	24,083,024	16,474,735	25,574,457	16,731,916	35,414,000	91,485,591	21,952,863	31,841,724	14,324,069	0	19,812,090	10,938,134	6,942,743	11,748,112	12,852,461	21,995,958	19,083,727	16,891,205	228,734,105	32,121,779	50,806,072	49,216,125	94,082,725	190,964,745	138,346,681	22,188,288	12,819,377	190,596,040	44,409,025	35,433,437	22,197,363	14,985,678	40,676,390	40,736,293	12,157,045	0	69,449,740	10,659,702	12,098,784	29,946,419	27,474,388	9,485,006	17,620,879	163,123,022	43,620,057	23,245,834	31,506,082	16,130,079	390,813	3,233,254	3,541,435	5,538,871	5,539,390	9,224,485	3,023,523	10,758,900	30,057,214	18,868,626	4,567,154	28,587,109	49,527,569	23,009,768	3,331,548	16,988,183	12,510,903	0	804,852	4,453,550,234	21,745,595	23,593,194	29,360,452	15,785,509	59,214,129	35,819,022	11,921,815	18,483,642	10,992,751	9,152,518	20,537,359	18,497,683	13,866,379	20,190,252	16,025,041	16,022,110	18,313,645	22,247,278	10,211,159	32,942,531	22,484,240	22,229,836	20,596,281	19,657,554	21,280,039	48,800,339	9,289,074	16,744,643	34,894,898	36,476,207	28,815,766	710,524	16,251,114	29,542,535	41,055,786	21,193,232	15,149,470	18,739,815	28,352,160	51,256,538	39,690,120	26,462,772	25,623,826	25,722,666	15,471,429	16,133,588	23,114,693	15,210,399	22,187,443	38,372,440	35,846,708	158,829,432	22,611,912	21,138,028	27,018,110	31,808,335	21,459,108	13,888,282	2,921,735	34,628,114	41,251,043	35,877,612	26,749,111	83,817,078	33,595,262	90,255,509	44,622,314	40,757,300	12,209,981	57,168,503	51,487,235		24,709,146		29,360,938		18,260,276		59,287,595	45,926,784	17,266,787	59,653,038	35,814,995	77,493,000	14,126,038	94,348,092	13,155,522	10,233,947	61,020,438	15,120,769	31,219,739	34,405,636	19,055,505	109,013,628	28,667,618	52,812,935	63,129,051	68,976,484	41,172,081	34,585,060	73,080,670	14,433,614	7,515,160	8,962,317	13,452,150	31,261,609	30,263,310	38,765,670	29,433,507	31,337,332	5,852,157	32,998,775	18,130,479	24,048,507	32,124,850	337,751	16,780,359	29,999,596	24,147,091	24,967,638	3,000,816	23,670,889	86,178,714	55,031,536	31,881,505	49,838,160	24,619,495	61,916,670	7,810,027	40,874,023	100,696,541	13,382,006	13,859,090	33,656,292	47,677,762	21,113,974	17,120,662	131,986,739	10,806,004	22,998,558	3,629,943	16,735,484	2,006,865	2,006,865	4,512,495	866,325,485	217,648,526	12,574,814	61,575,245	7,173,725	18,812,121	11,955,064	9,158,260	29,561,865	0	17,522,114	23,332,206	12,160,419	13,255,123	17,766,322	15,721,570	7,848,618	20,509,239	18,142,163	11,423,349	12,968,002	130,485,284	15,216,613	23,985,497	38,388,672	43,570,641	99,555,530
Cost Capitalized Subsequent to Acquisition, Land	0		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0		0	0	0	0	0	0	0		0		0	0	0		0	0		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0		0		0		0		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,365,518,589		950,595,062	0	285,543	163,567	2,032,029	0	732,059	2,501,381	1,953,014	195,058	103,450	2,960,860	282,143	2,359,072	2,814,423	3,182,624	114,675	5,966,954	4,114,611	6,216,049	917,456	1,531,391	2,708,015	2,533,678	740,325	667,419	3,393,449	1,390,256	(5,320)	1,728,604	0	4,556,127	3,646,274	579,531	1,274,495	0	2,010,434	2,157,009	2,622,214	5,445,971	3,585,927	2,605,275	2,576,818	539,590	4,308,670	69,473	1,974,089	20,936,090	13,602,727	1,786,050	0	381,158	1,256,448	1,986,718	3,663,066	3,046,161	2,526,289	2,525,679	2,413,182	3,412,313	2,779,931	0	1,152,551	4,629,268	2,155,601	7,093,468	128,840	1,474,998	1,964,282	622,827	3,818,931	1,990,444	2,298,593	4,652,484	4,994,045	2,245,450	15,120,573	1,690,403	843,037	2,101,199	1,333,483	3,780,696	1,719,926	5,994,235	1,961,290	1,410,030	1,644,476	53,086	3,174,122	1,719,605	3,174,037	6,485,962	4,624,741	3,558,873	513,833	623,523	2,862,866	1,197,789	3,361,988	1,855,750	1,812,434	492,899	1,360,019	1,923,892	756,263	2,239,543	80,545	733,896	2,805,757	748,402	1,048,724	0	3,620,694	3,042,609	7,755,418	1,660,272	2,838,147	1,627,860	1,197,975	21,547	2,692,770	13,968,700	2,944,380	3,329,323	3,594,116	4,881,752	6,567,661	115,519	1,466,728	295,479	2,476,212	2,450,467	3,737,391	125,953	47,318,604	2,002,602	0	79,738	3,244,046	0	2,726,408	1,985,277	2,642,670	2,440,228	2,718,776	2,298,916	2,717,235	3,151,242	1,697,299	237,451	668,419	1,049,654	5,798,143	3,654,124	1,728,818	9,754,730	8,471,887	2,806,978	2,923,629	3,552,434	2,058,043	3,233,758	2,226,097	1,127,901	2,142,057	1,253,022	8,202,985	2,605,905	1,846,801	4,115,467	5,120,583	6,947,750	898,823	5,418,219	3,310,231	11,282,338	936,091	3,529,258	7,145,521	3,210,958	2,188,231	7,514,240	4,702,265	8,935,675	0	2,150,998	2,302,820	14,773,378	3,069,187	587,595	4,740,072		2,762,304	3,364,705	4,744,546	3,698,629	2,938,287	2,070,180	11,945,748		73,615		9,488	4,433,614	7,802,524		48,337	4,637,494		5,418	4,721,183	712,324	7,133	0	2,380,882	84,986	2,195,996	1,212,909	401,052	2,724,959	1,806,846	3,882,711	2,533,589	3,982,057	3,876,633	2,691,106	3,961,145	2,201,030	412,814	2,628,399	0	80,974	2,394,761	254,926	4,006,480	2,878,988	1,434,843	1,252,843	14,017,392	2,738,600	5,779,723	1,870,144	1,608,125	469	27,969,652	1,667,929	2,900,306	2,065,301	0	2,144,175	2,267,480	2,132,610	2,916,135	3,097,192	167,483	3,055,695	3,764,711	567,932	985,669	6,395,983	576,648	1,245,121	4,193,547	5,245,129	231,285	2,124,405	878,314	17,858	105,588	3,530,421	6,271,253	4,115,836	10,948,915	1,295,291	0	86,777	3,584,784	2,967,016	1,310,833	7,638,031	1,000,811	3,744,103	358,369	1,062,632	4,574,728	6,551,967	0	0	256,198	139,793	203,576	212,024	368,292	231,964	361,135	1,524,972	6,221,418	798,960	5,870,235	1,617,923	4,472,213	862,784	1,418,889	5,846,332	79,865,530	0	370,524,330	4,361,591	5,642,404	0	58,895	2,251,542	1,541,765	2,406,495	2,226,056	1,798,509	85,975	687,091	1,018,387	42,240	13,328,327	953,738	264,145	388,646	1,434,998	1,520,927	13,914,331	426,982	1,689,141	9,979,210	6,814,326	362,829	2,046,434	1,388,566	1,179,544	4,402,011	83,706	408,628	229,420	1,150,650	3,653,889	4,105,750	2,040,890	2,620,271	13,007,845	678,371	1,850,357	5,118,992	58,091	117,077	7,947,656	2,040,242	3,534,410	1,520,490	2,970,066	4,922,373	1,136,402	1,658,135	5,787,753	6,365,675	55,704	1,212,853	607,280	582,660	543,271	1,125,390	11,381	458,671	2,584,539	1,935,923	98,458	10,549,292	1,460,656	8,060,048	345,628	254,915	2,403,984	1,343,639		1,732,020		6,457,847		1,748,558		1,148,849	976,950	1,458,706	49,368	11,502,806	39,582	4,122,122	1,739,535	7,235,088	5,864,959	2,652,544	2,267,564	1,645,577	391,668	541,320	5,654,774	2,155,451	1,777,312	2,563,175	3,376,272	1,414,773	702,144	1,396,394	16,614	1,533,725	3,313,332	3,986,562	1,384,451	4,429,051	1,964,604	2,603,453	7,927,865	2,363,300	2,700,719	1,162,983	1,500,506	4,030,481	0	3,712,343	871,524	5,287,141	951,679	766,088	3,797,264	2,422,299	34,830	238,496	3,696,522	8,462,243	1,767,940	33,587	1,753,394	2,232,071	7,962,802	2,013,344	3,630,019	176,250	3,015,763	7,628,748	(263)	1,495,929	843,388	1,484,323	2,745,189	0	0	0	44,399,197	(1,947)	4,122,712	53,017	5,462,325	4,809,646	1,757,641	1,846,036	3,142,792	0	3,394,463	2,722,185	1,556,306	236,867	646,793	1,453,717	1,993,876	3,191,061	2,985,085	1,629,554	186,009	18,886	1,334,954	5,111,877	1,857,343	2,092	(2,216)
Gross Amount Carried at close of period 12/31/2010, Land	4,336,999,983		2,929,343,369	0	9,213,512	9,780,000	7,924,126	12,054,081	30,006,593	39,277,000	28,150,000	32,852,000	28,170,659	22,611,600	65,352,706	553,105	3,663,473	5,500,000	2,448,000	2,594,264	3,576,000	3,808,823	5,000,000	1,788,943	5,481,556	6,990,000	7,600,000	5,686,861	2,978,879	31,682,754	63,158	1,344,000	13,908,910	1,503,000	2,592,000	401,091	928,972	1,100,564	2,160,000	2,736,000	2,450,800	1,924,900	10,000,000	3,421,535	5,616,000	1,820,000	1,353,100	3,700,000	1,818,000	8,993,411	756,300	2,044,000	14,791,831	8,190,000	6,440,800	891,000	6,615,467	3,521,300	2,030,950	3,001,700	2,028,939	1,580,500	12,600,000	14,800,000	2,277,000	2,807,600	1,561,200	3,156,600	12,009,630	7,000,000	1,609,800	498,080	4,742,200	2,966,400	7,801,824	1,481,050	1,808,900	19,433,000	14,855,000	9,359,750	15,000,000	5,560,000	1,500,192	9,360,000	20,000,000	6,000,000	1,370,843	1,129,018	626,637	80,000	0	18,144,000	1,896,600	2,228,200	2,306,100	6,796,511	19,845,000	911,534	1,220,000	7,772,000	319,180	10,806,000	1,119,200	6,895,000	1,209,705	1,546,700	583,679	2,229,095	0	10,080,000	11,823,840	23,420,000	5,148,500	100,000	1,597,500	1,075,700	15,000,000	1,650,237	1,217,349	14,100,000	8,460,000	3,306,286	19,200,000	28,895,200	6,000,000	13,642,420	23,520,000	17,900,000	27,246,045	9,000,000	6,330,000	6,469,230	3,521,900	2,016,000	3,050,133	73,170,045	53,164,160	1,454,048	15,261,108	2,240,000	1,861,200	12,542,418	6,888,500	821,200	3,200,000	3,400,000	2,880,000	7,039,313	2,432,000	5,190,700	670,470	4,120,800	8,500,000	15,800,000	1,843,200	1,513,500	9,360,000	15,000,000	5,527,800	1,706,900	1,683,800	20,240,000	5,111,200	2,838,749	14,752,034	480,600	1,299,100	2,186,300	4,801,500	38,400,000	1,055,800	40,504,000	37,600,000	52,654,000	15,420,000	3,033,500	6,246,700	4,969,200	816,922	1,664,300	35,100,000	2,228,800	1,386,000	1,754,200	1,022,200	7,454,900	0	3,572,400	8,640,000	22,487,006	13,500,000	32,000,000	13,320,000		14,700,000	6,640,000	2,272,800	2,355,509	3,926,600	4,500,000	4,670,850		6,975,705		15,546,376	1,857,400	2,521,500		2,000,000	1,492,750		2,458,000	3,520,400	3,144,056	4,310,417	2,089,388	3,475,114	2,268,160	11,809,500	4,615,702	118,669,441	3,325,517	2,300,000	1,988,000	3,888,000	2,800,000	4,110,000	4,560,000	1,951,600	1,364,800	2,500,000	7,696,095	659,165	3,360,000	1,815,000	3,750,000	2,760,400	663,800	6,000,000	12,000,000	18,313,414	8,900,000	1,831,100	10,560,000	1,781,600	16,836,000	78,278,200	3,380,000	2,361,922	6,936,600	18,200,000	5,680,000	1,215,200	4,810,644	1,757,438	1,424,700	4,162,543	3,152,000	1,876,700	27,812,384	6,280,000	39,410,000	10,900,000	103,539,100	139,933,500	144,968,250	8,800,000	873,000	9,403,960	10,590,975	10,350,000	2,884,447	1,665,100	4,519,700	4,525,800	1,341,796	51,000,000	15,550,260	1,496,913	1,960,000	5,040,000	20,700,000	1,418,893	3,648,000	469,546	14,568,000	7,000,000	3,501,900	29,977,725	0	1,785,000	1,955,000	3,060,000	3,060,000	5,100,000	1,530,000	4,505,000	8,000,000	2,822,618	683,215	10,000,000	18,561,000	9,729,900	498,377	8,550,600	1,326,000	0	0	1,192,346,786	3,252,993	25,000,000	5,839,548	5,550,000	24,310,000	9,900,000	900,600	9,057,300	4,685,900	1,642,000	7,000,000	12,960,000	3,439,000	11,760,000	2,626,000	4,377,000	3,813,000	9,991,500	3,600,400	2,781,300	4,800,000	4,800,000	2,288,300	3,603,400	3,800,000	5,900,000	3,397,100	5,220,000	4,803,100	6,863,792	5,790,000	101,451	1,442,212	1,505,219	15,000,000	9,606,600	2,594,000	2,082,095	9,520,000	7,560,000	6,510,200	7,817,000	7,113,000	9,209,780	1,722,400	2,339,330	6,000,000	7,507,000	2,467,200	4,365,000	3,990,000	59,900,000	2,512,500	5,425,000	9,245,000	10,800,000	6,800,000	2,732,800	437,072	10,752,145	0	7,202,000	5,977,504	16,382,822	5,928,400	20,880,000	4,928,500	13,740,000	8,540,000	12,858,693	17,200,000		8,400,000		8,160,000		1,662,332		28,560,000	12,700,000	3,455,000	0	3,966,500	38,607,000	4,807,100	4,000,159	10,000,000	854,133	23,400,000	835,217	10,150,000	13,500,000	3,573,621	102,163,000	8,330,000	10,500,000	15,804,057	11,918,917	10,369,400	6,500,000	16,345,000	2,161,840	1,124,217	1,340,702	2,012,350	20,000,000	7,000,000	5,450,295	7,209,873	3,342,381	630,411	8,750,000	5,490,000	7,503,400	10,000,000	0	2,481,821	4,810,000	8,000,000	10,500,000	415,812	2,890,450	24,360,000	15,568,464	7,590,000	12,000,000	2,108,295	28,600,000	2,736,000	9,720,000	17,492,000	1,351,785	3,166,411	12,650,000	7,059,230	2,274,121	1,890,200	22,898,848	1,616,505	5,310,000	538,483	6,631,400	11,923,324	11,923,324	15,617,709	194,692,119	40,099,922	4,507,100	6,882,467	796,800	5,425,000	4,869,448	1,017,400	6,105,000	18,875,631	2,490,000	6,945,000	4,305,000	2,800,000	6,370,000	5,460,000	3,057,100	5,345,000	4,550,000	1,512,000	4,400,000	18,539,817	5,500,000	2,662,900	5,055,000	2,400,887	27,383,547
Investment in Real Estate, Gross	15,365,371,009		9,626,059,268	27,382,360	36,844,732	89,843,567	25,634,592	2,652,636	114,745,844	25,528,365	140,553,014	43,335,609	239,335,544	80,453,031	66,029,437	6,056,468	23,986,809	31,783,420	8,213,785	39,009,352	30,236,520	35,538,292	18,702,844	13,971,394	54,366,755	18,274,503	28,177,564	26,737,959	24,034,782	122,486,041	243,609	11,394,051	801,101	24,118,023	21,636,710	3,260,741	7,484,483	792,509	15,357,983	10,091,078	9,535,416	22,770,564	54,953,840	18,314,128	26,062,709	10,068,488	16,483,843	19,032,058	26,463,760	48,237,142	8,166,907	14,152,882	11,026,473	29,275,438	21,249,908	17,476,439	18,492,401	19,304,095	15,143,036	20,204,607	14,879,310	17,627,757	34,249,582	37,874,719	16,809,438	29,899,862	7,912,423	35,508,067	44,536,817	29,129,814	12,797,036	3,952,387	24,091,823	12,560,654	39,246,769	18,042,733	21,268,406	59,061,716	72,687,209	31,230,053	34,037,613	22,040,523	20,614,882	33,485,932	66,510,776	25,966,418	11,125,094	8,957,286	7,409,494	1,339,225	47,775,122	48,287,546	20,244,832	26,542,232	16,688,756	23,808,265	73,849,749	6,716,941	13,873,593	18,062,058	15,875,455	32,191,080	11,888,278	19,476,496	14,496,922	9,698,568	4,658,037	19,067,696	19,956,402	38,260,808	34,796,727	70,853,378	42,197,841	0	17,988,558	12,842,939	32,090,967	21,253,395	13,781,519	26,290,743	32,959,445	24,541,190	51,072,356	109,536,643	50,393,733	33,036,798	78,662,322	29,342,741	44,308,711	36,033,330	39,023,741	47,041,333	25,364,517	14,797,193	30,729,080	54,088,463	231,259,223	15,089,995	1,080,330	7,263,299	19,988,997	297,637	24,330,992	9,390,347	12,258,934	32,555,902	11,186,790	24,814,215	24,340,795	12,830,351	14,305,275	42,714,748	53,251,689	47,192,549	23,326,524	17,901,114	22,507,371	32,897,032	23,163,592	18,169,644	18,078,237	23,705,050	13,968,481	28,778,767	75,561,522	5,499,934	6,072,988	7,515,619	40,751,038	108,299,337	11,352,918	22,141,146	14,976,180	29,993,501	36,963,452	32,720,602	15,137,684	46,936,115	6,397,046	18,500,173	40,619,343	23,270,269	21,246,851	23,304,113	13,905,431	23,661,477	387,471	16,811,992	23,789,946	111,616,291	63,080,395	65,024,134	35,093,820		38,152,583	30,108,465	25,290,835	34,120,469	34,676,739	35,174,913	54,026,390		46,248,616		61,427,391	21,146,868	24,003,190		10,975,096	18,014,972		4,547,418	28,053,677	28,381,445	17,179,775	220,235	29,646,134	14,949,468	36,200,044	19,653,056	99,281,611	25,298,785	9,213,576	17,527,828	29,445,131	27,669,950	42,271,498	36,598,389	21,531,653	14,484,646	12,434,070	36,742,941	4,749,723	12,668,163	10,002,887	15,004,926	28,851,766	8,853,791	23,154,611	24,423,423	61,108,985	26,821,624	22,254,458	27,444,601	18,340,041	35,414,469	119,455,243	23,620,792	34,742,030	16,389,370	0	21,956,265	13,205,614	9,075,353	14,664,247	15,949,653	22,163,441	22,139,422	20,655,916	229,302,037	33,107,448	57,202,055	49,762,773	95,327,846	195,158,292	143,591,810	22,419,573	14,943,782	191,474,354	44,426,883	35,539,025	25,727,784	21,256,931	44,792,226	51,685,208	13,452,336	0	69,536,517	14,244,486	15,065,800	31,257,252	35,112,419	10,485,817	21,364,982	163,481,391	44,682,689	27,820,562	38,057,779	16,130,079	390,813	3,489,452	3,681,228	5,742,447	5,751,414	9,592,777	3,255,487	11,120,035	31,582,186	25,090,044	5,366,114	34,457,344	51,145,492	27,481,981	4,194,332	18,407,072	18,357,235	79,865,530	804,852	4,824,074,564	26,107,186	29,235,598	29,360,452	15,844,404	61,465,671	37,360,787	14,328,310	20,709,698	12,791,260	9,238,493	21,224,450	19,516,070	13,908,619	33,518,579	16,978,779	16,286,255	18,702,291	23,682,276	11,732,086	46,856,862	22,911,222	23,918,977	30,575,491	26,471,880	21,642,868	50,486,773	10,677,640	17,924,187	39,296,909	36,559,913	29,224,394	939,944	17,401,764	33,196,424	45,161,536	23,234,122	17,769,741	31,747,660	29,030,531	53,106,895	44,809,112	26,520,863	25,740,903	33,670,322	17,511,671	19,667,998	24,653,183	18,180,465	27,109,816	39,508,842	37,504,843	164,617,185	28,977,587	21,193,732	28,230,963	32,415,615	22,041,768	14,431,553	4,047,125	34,639,495	41,709,714	38,462,151	28,685,034	83,915,536	44,144,554	91,716,165	52,682,362	41,102,928	12,464,896	59,572,487	52,830,874		26,441,166		35,818,785		20,008,834		60,436,444	46,903,734	18,725,493	59,702,406	47,317,801	77,532,582	18,248,160	96,087,627	20,390,610	16,098,906	63,672,982	17,388,333	32,865,316	34,797,304	19,596,825	114,668,402	30,823,069	54,590,247	65,692,226	72,352,756	42,586,854	35,287,204	74,477,064	14,450,228	9,048,885	12,275,649	17,438,712	32,646,060	34,692,361	40,730,274	32,036,960	39,265,197	8,215,457	35,699,494	19,293,462	25,549,013	36,155,331	337,751	20,492,702	30,871,120	29,434,232	25,919,317	3,766,904	27,468,153	88,601,013	55,066,366	32,120,001	53,534,682	33,081,738	63,684,610	7,843,614	42,627,417	102,928,612	21,344,808	15,872,434	37,286,311	47,854,012	24,129,737	24,749,410	131,986,476	12,301,933	23,841,946	5,114,266	19,480,673	2,006,865	2,006,865	4,512,495	910,724,682	217,646,579	16,697,526	61,628,262	12,636,050	23,621,767	13,712,705	11,004,296	32,704,657	0	20,916,577	26,054,391	13,716,725	13,491,990	18,413,115	17,175,287	9,842,494	23,700,300	21,127,248	13,052,903	13,154,011	130,504,170	16,551,567	29,097,374	40,246,015	43,572,733	99,553,314
Total	19,702,370,992		12,555,402,637	27,382,360	46,058,244	99,623,567	33,558,718	14,706,717	144,752,437	64,805,365	168,703,014	76,187,609	267,506,203	103,064,631	131,382,143	6,609,573	27,650,282	37,283,420	10,661,785	41,603,616	33,812,520	39,347,115	23,702,844	15,760,337	59,848,311	25,264,503	35,777,564	32,424,820	27,013,661	154,168,792	306,767	12,738,051	14,710,011	25,621,023	24,228,710	3,661,832	8,413,455	1,893,073	17,517,983	12,827,078	11,986,216	24,695,464	64,953,840	21,735,663	31,678,709	11,888,488	17,836,943	22,732,058	28,281,760	57,230,553	8,923,207	16,196,882	25,818,304	37,465,438	27,690,708	18,367,439	25,107,868	22,825,395	17,173,986	23,206,307	16,908,249	19,208,257	46,849,582	52,674,719	19,086,438	32,707,462	9,473,623	38,664,337	56,546,447	36,129,814	14,406,836	4,450,467	28,834,023	15,527,054	47,048,593	19,523,783	23,077,306	78,494,716	87,542,209	40,589,803	49,037,613	27,600,523	22,115,074	42,845,932	86,510,776	31,966,418	12,495,937	10,086,304	8,036,131	1,419,225	47,775,122	66,431,546	22,141,432	28,770,432	18,994,856	30,604,776	93,694,749	7,628,475	15,057,593	25,834,058	16,194,635	42,997,080	13,007,478	26,371,496	15,706,627	11,245,268	5,241,716	21,296,791	19,956,402	48,340,808	46,620,567	94,255,378	47,346,341	100,000	19,586,058	13,918,639	47,090,967	22,903,632	14,998,868	40,390,743	41,419,445	27,847,476	70,272,356	138,431,843	56,393,733	46,679,218	102,182,322	47,242,741	71,554,756	45,033,330	45,353,741	53,510,563	28,886,417	16,813,193	33,779,213	127,258,508	284,423,383	16,544,043	16,341,438	9,503,299	21,850,197	12,840,055	31,219,492	10,211,547	15,458,934	35,955,902	14,066,790	31,853,528	26,772,795	18,021,051	14,975,745	46,835,548	61,751,689	62,992,549	25,169,724	19,414,614	31,867,371	47,897,032	28,691,392	19,876,544	19,762,037	43,945,050	19,079,681	31,617,516	90,313,556	5,980,534	7,372,088	9,701,919	45,552,538	146,699,337	12,408,718	62,645,146	52,576,180	82,647,501	52,383,452	35,754,102	21,384,384	51,905,315	7,213,968	20,164,473	75,719,343	25,499,069	22,632,851	25,058,313	14,927,631	31,116,377	387,471	20,384,392	32,429,946	134,103,297	76,580,395	97,024,134	48,413,820		52,852,583	36,748,465	27,563,635	36,475,978	38,603,339	39,674,913	58,697,240		53,224,321		76,973,767	23,004,268	26,524,690		12,975,096	19,507,722		7,005,418	31,574,077	31,525,501	21,490,192	2,309,623	33,121,248	17,217,628	48,009,544	24,268,758	217,951,052	28,624,302	11,513,576	19,515,828	33,333,131	30,469,950	46,381,498	41,158,389	23,483,253	15,849,446	14,934,070	44,439,036	5,408,888	16,028,163	11,817,887	18,754,926	31,612,166	9,517,591	29,154,611	36,423,423	79,422,399	35,721,624	24,085,558	38,004,601	20,121,641	52,250,469	197,733,443	27,000,792	37,103,952	23,325,970	18,200,000	27,636,265	14,420,814	13,885,997	16,421,685	17,374,353	26,325,984	25,291,422	22,532,616	257,114,421	39,387,448	96,612,055	60,692,773	198,866,946	335,091,792	288,560,060	31,219,573	15,816,782	200,878,314	55,017,858	45,889,025	28,612,231	22,922,031	49,311,926	56,211,008	14,794,132	51,000,000	85,086,777	15,741,399	17,025,800	36,297,252	55,812,419	11,904,710	25,012,982	163,950,937	59,250,989	34,820,562	41,559,679	46,107,804	390,813	5,274,452	5,636,228	8,802,447	8,811,414	14,692,777	4,785,487	15,625,035	39,582,186	27,912,662	6,049,329	44,457,344	69,706,492	37,211,881	4,692,709	26,957,672	19,683,235	79,865,530	804,852	6,016,421,350	29,360,179	54,235,598	35,200,000	21,394,404	85,775,671	47,260,787	15,228,910	29,766,998	17,477,160	10,880,493	28,224,450	32,476,070	17,347,619	45,278,579	19,604,779	20,663,255	22,515,291	33,673,776	15,332,486	49,638,162	27,711,222	28,718,977	32,863,791	30,075,280	25,442,868	56,746,773	14,074,740	23,144	44,100,009	43,423,705	35,014,394	1,041,395	18,843,976	34,701,643	60,161,536	32,840,722	20,363,741	33,829,755	38,550,531	60,666,895	51,319,312	34,337,863	32,853,903	42,880,102	19,234,071	22,007,328	30,635,183	25,687,465	29,577,016	43,873,842	41,494,843	224,517,185	31,490,087	26,618,732	37,475,963	43,215,615	28,841,768	17,164,353	4,484,197	45,391,640	41,709,714	45,664,151	34,662,538	100,298,358	50,072,954	112,596,165	57,610,862	54,842,928	21,004,896	72,431,180	70,030,874		34,841,166		43,978,785		21,671,166		88,996,444	59,603,734	22,180,493	59,702,406	51,284,301	116,139,582	23,055,260	100,087,786	30,390,610	16,953,039	87,072,982	18,223,550	43,015,316	48,297,304	23,170,446	216,831,402	39,153,069	65,090,247	81,496,283	84,271,673	52,956,254	41,787,204	90,822,064	16,612,068	10,173,102	13,616,351	19,451,062	52,646,060	41,692,361	46,180,569	39,246,833	42,607,578	8,845,868	44,449,494	24,783,462	33,052,413	46,155,331	337,751	22,974,523	35,681,120	37,434,232	36,419,317	4,182,716	30,358,603	112,961,013	70,634,830	39,710,001	65,534,682	35,190,033	92,284,610	10,579,614	52,347,417	120,420,612	22,696,593	19,038,845	49,936,311	54,913,242	26,403,858	26,639,610	154,885,324	13,918,438	29,151,946	5,652,749	26,112,073	13,930,189	13,930,189	20,130,204	1,105,416,801	257,746,501	21,204,626	68,510,729	13,432,850	29,046,767	18,582,153	12,021,696	38,809,657	18,875,631	23,406,577	32,999,391	18,021,725	16,291,990	24,783,115	22,635,287	12,899,594	29,045,300	25,677,248	14,564,903	17,554,011	149,043,987	22,051,567	31,760,274	45,301,015	45,973,620	126,936,861
Accumulated Depreciation	(4,337,356,641)		(2,847,912,228)	0	(7,702,999)	(7,954,463)	(7,213,204)	0	(21,822,792)	(5,980,711)	(4,494,218)	(9,485,348)	(6,599,249)	(17,989,358)	(8,432,644)	(2,794,784)	(11,190,829)	(8,171,582)	(1,300,791)	(18,806,334)	(13,268,213)	(15,974,356)	(4,583,891)	(4,990,349)	(12,931,360)	(6,000,104)	(7,029,980)	(7,277,028)	(11,641,771)	(23,933,139)	0	(5,284,608)	0	(11,324,915)	(10,340,427)	(1,301,744)	(3,030,004)	0	(6,560,719)	(4,847,243)	(4,965,160)	(13,879,083)	(15,384,028)	(7,023,656)	(9,857,007)	(3,186,170)	(9,303,425)	(2,175,442)	(11,447,801)	(22,479,872)	(4,244,605)	(6,515,656)	0	(5,939,746)	(5,161,465)	(8,016,743)	(3,530,065)	(9,895,369)	(7,815,215)	(9,321,082)	(7,286,220)	(9,537,809)	(9,526,032)	(10,138,327)	(5,710,162)	(17,364,294)	(4,270,769)	(17,536,796)	(5,032,304)	(7,889,517)	(6,455,552)	(1,678,930)	(11,726,867)	(5,858,484)	(3,116,754)	(10,220,322)	(10,622,403)	(7,973,317)	(36,608,983)	(7,327,341)	(8,268,775)	(7,511,989)	(9,498,305)	(9,625,684)	(15,486,015)	(12,839,143)	(4,317,329)	(3,473,400)	(4,492,269)	(389,957)	(12,598,590)	(9,535,678)	(10,411,240)	(12,580,475)	(7,467,775)	(6,922,485)	(10,600,450)	(2,669,219)	(8,334,268)	(2,088,921)	(9,682,288)	(8,142,603)	(6,014,780)	(5,168,705)	(6,803,317)	(5,039,618)	(1,793,920)	(7,067,157)	(2,819,615)	(7,925,678)	(7,688,227)	(16,184,367)	(10,223,470)	0	(10,893,191)	(8,082,539)	(8,103,335)	(9,860,515)	(7,994,662)	(5,165,397)	(7,409,728)	(2,038,084)	(12,387,179)	(51,916,782)	(16,239,415)	(9,100,501)	(17,301,402)	(7,519,945)	(15,348,539)	(4,435,319)	(9,805,338)	(10,789,289)	(11,200,145)	(7,062,512)	(14,499,829)	(7,505,448)	(97,449,615)	(8,825,354)	0	(1,234,564)	(9,702,938)	0	(11,834,160)	(4,980,064)	(1,957,800)	(13,072,220)	(5,505,405)	(8,485,263)	(10,820,242)	(5,623,277)	(6,740,861)	(4,141,764)	(8,972,618)	(10,341,684)	(14,229,754)	(10,571,731)	(8,256,285)	(9,909,101)	(9,697,063)	(9,627,790)	(9,624,230)	(5,665,262)	(6,514,987)	(13,599,381)	(19,377,834)	(3,295,398)	(3,277,788)	(3,549,205)	(20,808,476)	(23,469,327)	(5,866,485)	(4,773,963)	(3,867,865)	(6,372,704)	(9,407,101)	(17,933,416)	(7,795,045)	(22,196,279)	(2,475,515)	(11,225,249)	(10,641,111)	(11,847,168)	(9,567,266)	(12,612,882)	(7,140,443)	(11,497,857)	0	(7,854,366)	(8,794,584)	(47,349,520)	(16,723,806)	(12,202,034)	(12,325,089)		(10,327,370)	(10,964,932)	(13,575,380)	(16,314,043)	(13,635,911)	(10,813,863)	(31,532,339)		(4,628,114)		(339)	(11,462,162)	(11,693,111)		(1,278,875)	(10,299,256)		(332,879)	(13,452,026)	(7,401,808)	(614,973)	0	(12,339,194)	(1,125,268)	(14,118,993)	(6,078,818)	(12,970,964)	(9,670,355)	(4,117,696)	(7,780,869)	(12,979,307)	(12,197,653)	(18,443,292)	(15,830,427)	(11,635,146)	(7,934,560)	(2,576,867)	(10,138,404)	0	(1,947,404)	(4,923,278)	(2,039,282)	(14,437,537)	(4,849,519)	(6,340,966)	(5,113,176)	(21,027,176)	(11,637,233)	(12,404,671)	(10,001,263)	(8,137,578)	(227,411)	(30,881,457)	(9,657,421)	(16,082,432)	(7,489,798)	0	(7,512,645)	(6,703,659)	(4,231,400)	(5,733,897)	(7,701,759)	(2,484,576)	(10,946,251)	(12,425,399)	(15,770,134)	(7,923,623)	(21,654,115)	(10,492,949)	(20,098,341)	(39,008,991)	(30,420,203)	(5,828,856)	(6,429,174)	(2,779,752)	(2,028,003)	(6,273,594)	(12,649,439)	(12,286,928)	(21,310,226)	(30,191,450)	(6,225,002)	0	(5,267,387)	(6,711,046)	(7,417,680)	(9,793,049)	(9,030,796)	(3,879,487)	(9,435,056)	(15,522,448)	(6,046,012)	(8,289,817)	(19,228,990)	0	0	(1,324,557)	(1,307,577)	(2,045,237)	(2,039,061)	(3,414,998)	(1,182,625)	(3,377,984)	(7,060,939)	(10,446,769)	(2,013,478)	(9,463,894)	(8,441,759)	(12,645,672)	(1,635,504)	(8,148,131)	(10,821,201)	(61,109,987)	0	(1,346,626,508)	(9,147,568)	(8,614,636)	0	(2,806,816)	(23,124,504)	(8,232,441)	(7,347,971)	(9,184,819)	(6,000,939)	(1,437,190)	(6,239,094)	(4,132,155)	(2,287,866)	(13,414,974)	(4,541,961)	(2,735,637)	(4,995,318)	(10,266,159)	(5,075,082)	(24,687,359)	(4,507,742)	(4,773,188)	(16,480,043)	(12,856,433)	(5,029,405)	(11,438,821)	(4,562,296)	(4,248,578)	(18,210,852)	(2,707,002)	(6,452,888)	(395,244)	(7,322,122)	(15,485,956)	(11,315,474)	(9,971,049)	(8,074,935)	(17,756,307)	(7,308,841)	(12,304,895)	(19,894,444)	(4,506,280)	(4,345,971)	(10,662,848)	(8,300,938)	(8,107,522)	(6,872,649)	(8,456,557)	(16,164,084)	(6,846,735)	(6,529,493)	(34,944,472)	(15,770,720)	(3,965,879)	(5,306,819)	(7,307,875)	(4,883,071)	(3,798,957)	(1,826,858)	(3,455,525)	(6,759,707)	(12,221,817)	(8,587,844)	(2,774,628)	(19,375,802)	(18,368,568)	(24,944,534)	(7,630,442)	(2,757,191)	(17,116,835)	(11,391,642)		(9,562,693)		(13,974,022)		(9,432,301)		(14,871,085)	(11,299,701)	(7,870,337)	(4,118,730)	(21,425,003)	(3,084,091)	(8,527,802)	(22,321,947)	(6,289,524)	(8,498,045)	(17,959,221)	(8,395,148)	(8,729,820)	(9,307,693)	(5,354,911)	(18,284,019)	(11,251,895)	(14,249,748)	(19,948,034)	(17,772,440)	(10,871,457)	(10,058,015)	(15,486,334)	(1,072,947)	(3,757,339)	(5,297,121)	(7,305,093)	(7,272,584)	(11,606,796)	(11,009,808)	(8,514,514)	(21,583,314)	(5,129,095)	(8,900,049)	(6,957,885)	(11,490,634)	(11,194,003)	0	(8,697,220)	(7,656,545)	(7,934,618)	(6,210,078)	(1,622,076)	(13,674,820)	(19,521,198)	(1,956,133)	(7,731,307)	(17,861,336)	(18,128,350)	(13,155,998)	(1,392,156)	(11,365,288)	(24,014,273)	(14,368,306)	(7,739,644)	(11,205,924)	(8,609,805)	(11,495,261)	(15,003,057)	(185)	(4,379,593)	(6,016,094)	(2,071,249)	(9,005,733)	0	0	0	(142,817,905)	0	(7,309,912)	(5,846,831)	(7,894,112)	(8,225,808)	(6,531,026)	(5,587,555)	(10,694,009)	0	(8,158,317)	(8,961,365)	(5,210,415)	(3,232,493)	(3,777,603)	(6,797,434)	(4,301,654)	(7,741,356)	(6,970,045)	(6,274,752)	(2,422,470)	(6,908,776)	(3,992,519)	(16,423,796)	(10,264,218)	(2,218,030)	(3,497,205)	(142,817,905)
Investment in Real Estate Net	15,365,014,351		9,707,490,409	27,382,360	38,355,245	91,669,104	26,345,514	14,706,717	122,929,645	58,824,654	164,208,796	66,702,261	260,906,954	85,075,273	122,949,499	3,814,789	16,459,453	29,111,838	9,360,994	22,797,282	20,544,307	23,372,759	19,118,953	10,769,988	46,916,951	19,264,399	28,747,584	25,147,792	15,371,890	130,235,656	306,767	7,453,443	14,710,011	14,296,108	13,888,283	2,360,088	5,383,451	1,893,073	10,957,264	7,979,835	7,021,056	10,816,381	49,569,812	14,712,007	21,821,702	8,702,318	8,533,518	20,556,616	16,833,959	34,750,681	4,678,602	9,681,226	25,818,304	31,525,692	22,529,243	10,350,696	21,577,803	12,930,026	9,358,771	13,885,225	9,622,029	9,670,448	37,323,550	42,536,392	13,376,276	15,343,168	5,202,854	21,127,871	51,514,143	28,240,297	7,951,284	2,771,537	17,107,156	9,668,570	43,931,839	9,303,461	12,454,903	70,521,399	50,933,226	33,262,462	40,768,838	20,088,534	12,616,769	33,220,248	71,024,761	19,127,275	8,178,608	6,612,904	3,543,862	1,029,268	35,176,532	56,895,868	11,730,192	16,189,957	11,527,081	23,682,291	83,094,299	4,959,256	6,723,325	23,745,137	6,512,347	34,854,477	6,992,698	21,202,791	8,903,310	6,205,650	3,447,796	14,229,634	17,136,787	40,415,130	38,932,340	78,071,011	37,122,871	100,000	8,692,867	5,836,100	38,987,632	13,043,117	7,004,206	35,225,346	34,009,717	25,809,392	57,885,177	86,515,061	40,154,318	37,578,717	84,880,920	39,722,796	56,206,217	40,598,011	35,548,403	42,721,274	17,686,272	9,750,681	19,279,384	119,753,060	186,973,768	7,718,689	16,341,438	8,268,735	1,247,259	12,840,055	19,385,332	5,231,483	13,501,134	22,883,682	8,561,385	23,368,265	15,952,553	12,397,774	8,234,884	42,693,784	52,779,071	52,650,865	10,939,970	8,842,883	23,611,086	37,987,931	18,994,329	10,248,754	10,137,807	38,279,788	12,564,694	18,018,135	70,935,722	2,685,136	4,094,300	6,152,714	24,744,062	123,230,010	6,542,233	57,871,183	48,708,315	76,274,797	42,976,351	17,820,686	13,589,339	29,709,036	4,738,453	8,939,224	65,078,232	13,651,901	13,065,585	12,445,431	7,787,188	19,618,520	387,471	12,530,026	23,635,362	86,753,777	59,856,589	84,822,100	36,088,731		42,525,213	25,783,533	13,988,255	20,161,935	24,967,428	28,861,050	27,164,901		48,596,207		76,973,428	11,542,106	14,831,579		11,696,221	9,208,466		6,672,539	18,122,051	24,123,693	20,875,219	2,309,623	20,782,054	16,092,360	33,890,551	18,189,940	204,980,088	18,953,947	7,395,880	11,734,959	20,353,824	18,272,297	27,938,206	25,327,962	11,848,107	7,914,886	12,357,203	34,300,632	5,408,888	14,080,759	6,894,609	16,715,644	17,174,629	4,668,072	22,813,645	31,310,247	58,395,223	24,084,391	11,680,887	28,003,338	11,984,063	52,023,058	166,851,986	17,343,371	21,021,520	15,836,172	18,200,000	20,123,620	7,717,155	9,654,597	10,687,788	9,672,594	23,841,408	14,345,171	10,107,217	241,344,287	31,463,825	74,957,940	50,199,824	178,768,605	296,082,801	258,139,857	25,390,717	9,387,608	198,098,562	52,989,855	39,615,413	15,962,792	10,635,103	28,001,700	26,019,558	8,569,130	51,000,000	79,819,390	9,030,353	9,608,120	26,504,203	46,781,623	8,025,223	15,577,926	148,428,489	53,204,677	26,530,745	22,330,689	46,107,804	390,813	3,949,895	4,328,651	6,757,210	6,772,353	11,277,779	3,602,862	12,247,051	32,521,247	17,465,893	4,035,851	34,993,450	61,264,733	24,566,209	3,057,205	18,809,541	8,862,034	18,755,543	804,852	4,669,794,842	20,212,611	45,620,962	35,200,000	18,587,588	62,651,167	39,028,346	7,880,939	20,582,179	11,476,221	9,443,303	21,985,356	28,343,915	15,095,753	31,863,605	15,062,818	17,927,618	17,519,973	23,407,617	10,257,404	24,950,803	23,203,480	23,945,789	16,383,748	17,218,847	20,413,463	45,307,952	9,512,444	18,895,609	25,889,157	40,716,703	28,561,506	646,151	11,521,854	19,215,687	48,846,062	22,869,673	12,288,806	16,073,448	31,241,690	48,362,000	31,424,868	29,831,583	28,507,932	32,217,254	10,933,133	13,899,806	23,762,534	17,230,908	13,412,932	37,027,107	34,965,350	189,572,713	15,719,367	22,652,853	32,169,144	35,907,740	23,958,697	13,365,396	2,657,339	41,936,115	34,950,007	33,442,334	26,074,694	97,523,730	30,697,152	94,227,597	32,666,328	47,212,486	18,247,705	55,314,345	58,639,232		25,278,473		30,004,763		12,238,865		74,125,359	48,304,033	14,310,156	55,583,676	29,859,298	113,055,491	14,527,458	77,765,839	24,101,086	8,454,994	69,113,761	9,828,402	34,285,496	38,989,611	17,815,535	198,547,383	27,901,174	50,840,499	61,548,249	66,499,233	42,084,797	31,729,189	75,335,730	15,539,121	6,415,763	8,319,230	12,145,969	45,373,476	30,085,565	35,170,761	30,732,319	21,024,264	3,716,773	35,549,445	17,825,577	21,561,779	34,961,328	337,751	14,277,303	28,024,575	29,499,614	30,209,239	2,560,640	16,683,783	93,439,815	68,678,697	31,978,694	47,673,346	17,061,683	79,128,612	9,187,458	40,982,129	96,406,339	8,328,287	11,299,201	38,730,387	46,303,437	14,908,597	11,636,553	154,885,139	9,538,845	23,135,852	3,581,500	17,106,340	13,930,189	13,930,189	20,130,204	962,598,896	257,746,501	13,894,714	62,663,898	5,538,738	20,820,959	12,051,127	6,434,141	28,115,648	18,875,631	15,248,260	24,038,026	12,811,310	13,059,497	21,005,512	15,837,853	8,597,940	21,303,944	18,707,203	8,290,151	15,131,541	142,135,211	18,059,048	15,336,478	35,036,797	43,755,590	123,439,656
Encumbrances	$ 4,762,895,885	$ 1,417,683,780	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0		$ 0		$ 0	$ 0	$ 0		$ 0	$ 0		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 2,595,245,052	$ 3,059,026	$ 20,000,000	$ 20,886,508	$ 9,920,000	$ 0	$ 28,880,000	$ 10,705,000	$ 0	$ 0	$ 3,200,000	$ 22,779,715	$ 19,850,000	$ 8,585,000	$ 26,134,010	$ 0	$ 8,290,000	$ 11,143,586	$ 12,800,000	$ 0	$ 31,680,000	$ 13,748,202	$ 13,302,929	$ 0	$ 31,921,089	$ 15,557,428	$ 25,300,790	$ 0	$ 12,000,000	$ 0	$ 23,503,206	$ 0	$ 260,117	$ 0	$ 0	$ 32,097,598	$ 0	$ 0	$ 0	$ 0	$ 0	$ 34,595,000	$ 16,215,000	$ 14,630,000	$ 14,970,000	$ 18,893,440	$ 619,538	$ 28,890,000	$ 10,975,000	$ 19,700,000	$ 0	$ 0	$ 125,926,373	$ 46,517,800	$ 19,320,000	$ 0	$ 28,150,164	$ 14,947,792	$ 8,020,000	$ 1,208,416	$ 28,260,000	$ 25,940,000	$ 28,342,496	$ 24,980,280	$ 49,160,870	$ 0	$ 57,029,000	$ 19,195,000	$ 0	$ 16,650,000	$ 69,312,259	$ 0		$ 0		$ 0		$ 0		$ 55,091,000	$ 40,960,036	$ 17,858,854	$ 45,046,469	$ 57,428,472	$ 70,668,409	$ 0	$ 76,862,000	$ 12,487,301	$ 9,600,000	$ 41,154,036	$ 0	$ 0	$ 32,785,701	$ 0	$ 17,473,846	$ 23,275,000	$ 0	$ 84,778,876	$ 66,470,000	$ 29,160,000	$ 0	$ 0	$ 10,499,494	$ 1,440,865	$ 2,217,176	$ 4,645,763	$ 32,900,000	$ 36,610,000	$ 0	$ 17,800,000	$ 0	$ 0	$ 0	$ 19,190,000	$ 0	$ 0	$ 0	$ 4,437,567	$ 16,800,000	$ 15,138,399	$ 20,971,587	$ 1,174,207	$ 38,039,912	$ 64,680,000	$ 47,669,865	$ 0	$ 35,000,000	$ 25,110,000	$ 44,095,588	$ 5,050,000	$ 32,360,000	$ 88,550,000	$ 0	$ 0	$ 30,372,953	$ 33,000,000	$ 8,355,000	$ 0	$ 135,000,000	$ 392,294	$ 13,580,000	$ 1,011,750	$ 0	$ 0	$ 0	$ 0	$ 749,967,053	$ 141,741,076	$ 16,538,000	$ 51,014,150	$ 6,833,000	$ 28,000,000	$ 15,165,000	$ 5,112,000	$ 29,412,000	$ 18,342,242	$ 20,300,000	$ 36,403,000	$ 9,525,810	$ 7,286,000	$ 6,000,000	$ 17,400,000	$ 9,829,000	$ 27,000,000	$ 23,760,000	$ 9,100,000	$ 7,971,429	$ 115,744,722	$ 9,900,000	$ 0	$ 29,000,000	$ 34,439,480	$ 74,150,144	$ 749,967,053

Real Estate and Accumulated Depreciation (Details 1) (USD $)	Dec. 31, 2010
Real Estate and Accumulated Depreciation Encumbrances Reconciliation
Amount	$ 4,762,895,885
EQR-Bond Partnership [Member] | Portfolio Entity Encumbrances [Member]
Real Estate and Accumulated Depreciation Encumbrances Reconciliation
Number of Properties Encumbered	6
Amount	51,670,000
EQR-Fanwell 2007 LP [Member] | Portfolio Entity Encumbrances [Member]
Real Estate and Accumulated Depreciation Encumbrances Reconciliation
Number of Properties Encumbered	7
Amount	223,138,000
EQR-Wellfan 2008 LP [Member] | Portfolio Entity Encumbrances [Member]
Real Estate and Accumulated Depreciation Encumbrances Reconciliation
Number of Properties Encumbered	15
Amount	550,000,000
EQR-SOMBRA 2008 LP [Member] | Portfolio Entity Encumbrances [Member]
Real Estate and Accumulated Depreciation Encumbrances Reconciliation
Number of Properties Encumbered	18
Amount	543,000,000
Individual Property Encumbrances [Member]
Real Estate and Accumulated Depreciation Encumbrances Reconciliation
Amount	3,345,212,105
Other [Member]
Real Estate and Accumulated Depreciation Encumbrances Reconciliation
Amount	49,875,780
Portfolio Entity Encumbrances [Member]
Real Estate and Accumulated Depreciation Encumbrances Reconciliation
Number of Properties Encumbered	46
Amount	$ 1,417,683,780

Real Estate and Accumulated Depreciation (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2010 Year Apartmentunit Hector Property LandParcels Project RealEstate	Dec. 31, 2009	Dec. 31, 2008
Overall summary of real estate and accumulated depreciation
Properties-H	449
Units	124,866
Investment in Real Estate, Gross	$ 19,702,370,992
Accumulated Depreciation	(4,337,356,641)
Investment in Real Estate, Net	15,365,014,351
Encumbrances	4,762,895,885
Changes in total real estate
Balance, beginning of year	18,465,144,000	18,690,239,000	18,333,350,000
Acquisitions and development	1,789,948,000	512,977,000	995,026,000
Improvements	141,199,000	125,965,000	172,165,000
Dispositions and other	(693,920,000)	(864,037,000)	(810,302,000)
Balance, end of year	19,702,371,000	18,465,144,000	18,690,239,000
Changes in accumulated depreciation
Balance, beginning of year	3,877,564,000	3,561,300,000	3,170,125,000
Depreciation	673,403,000	600,375,000	602,908,000
Dispositions and other	(213,610,000)	(284,111,000)	(211,733,000)
Balance, end of year	4,337,357,000	3,877,564,000	3,561,300,000
EQR-Bond Partnership [Member] | Portfolio Entity Encumbrances [Member]
Overall summary of real estate and accumulated depreciation
Encumbrances	51,670,000
EQR-Fanwell 2007 LP [Member] | Portfolio Entity Encumbrances [Member]
Overall summary of real estate and accumulated depreciation
Encumbrances	223,138,000
EQR-Wellfan 2008 LP [Member] | Portfolio Entity Encumbrances [Member]
Overall summary of real estate and accumulated depreciation
Encumbrances	550,000,000
EQR-SOMBRA 2008 LP [Member] | Portfolio Entity Encumbrances [Member]
Overall summary of real estate and accumulated depreciation
Encumbrances	543,000,000
Portfolio Entity Encumbrances [Member]
Overall summary of real estate and accumulated depreciation
Properties-H	0
Units	0
Investment in Real Estate, Gross	0
Accumulated Depreciation	0
Investment in Real Estate, Net	0
Encumbrances	1,417,683,780
EQR-Wholly Owned Unencumbered [Member]
Overall summary of real estate and accumulated depreciation
Properties-H	288
Units	80,239
Investment in Real Estate, Gross	12,555,402,637
Accumulated Depreciation	(2,847,912,228)
Investment in Real Estate, Net	9,707,490,409
Encumbrances	0
EQR-Wholly Owned Encumbered [Member]
Overall summary of real estate and accumulated depreciation
Properties-H	137
Units	39,395
Investment in Real Estate, Gross	6,016,421,350
Accumulated Depreciation	(1,346,626,508)
Investment in Real Estate, Net	4,669,794,842
Encumbrances	2,595,245,052
EQR-Partially Owned Unencumbered [Member]
Overall summary of real estate and accumulated depreciation
Properties-H	0
Units	0
Investment in Real Estate, Gross	25,130,204
Accumulated Depreciation	0
Investment in Real Estate, Net	25,130,204
Encumbrances	0
EQR-Partially Owned Encumbered [Member]
Overall summary of real estate and accumulated depreciation
Properties-H	24
Units	5,232
Investment in Real Estate, Gross	1,105,416,801
Accumulated Depreciation	(142,817,905)
Investment in Real Estate, Net	962,598,896
Encumbrances	749,967,053
Encumbered Properties [Member]
Overall summary of real estate and accumulated depreciation
Properties-H	161
Units	44,627
Investment in Real Estate, Gross	7,121,838,151
Accumulated Depreciation	(1,489,444,413)
Investment in Real Estate, Net	5,632,393,738
Encumbrances	4,762,895,885
Unencumbered Properties [Member]
Overall summary of real estate and accumulated depreciation
Properties-H	288
Units	80,239
Investment in Real Estate, Gross	12,580,532,841
Accumulated Depreciation	(2,847,912,228)
Investment in Real Estate, Net	9,732,620,613
Encumbrances	0
Wholly Owned Properties [Member]
Overall summary of real estate and accumulated depreciation
Properties-H	425
Units	119,634
Investment in Real Estate, Gross	18,571,823,987
Accumulated Depreciation	(4,194,538,736)
Investment in Real Estate, Net	14,377,285,251
Encumbrances	4,012,928,832
PARTIALLY OWNED PROPERTIES
Overall summary of real estate and accumulated depreciation
Properties-H	24
Units	5,232
Investment in Real Estate, Gross	1,130,547,005
Accumulated Depreciation	(142,817,905)
Investment in Real Estate, Net	987,729,100
Encumbrances	$ 749,967,053

Real Estate and Accumulated Depreciation (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2010 Year Apartmentunit Hector Property LandParcels Project RealEstate	Dec. 31, 2009
Real Estate And Accumulated Depreciation (Textuals) [Abstract]
Furniture and fixtures included in the total investment in real estate	$ 1,231,391,000	$ 1,111,978,000
Cost for the purpose of Income Tax net of depreciation	$ 11,100,000,000
Number of properties excluding military housing	2
Number of units excluding military housing	4,738
Building Improvements [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Accumulated depreciation life of real estate properties	5
Minimum [Member] | Management Business [Member]
Real Estate and Accumulated Depreciation [Line Items]
Accumulated depreciation life of real estate properties	3
Building Improvements [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Accumulated depreciation life of real estate properties	10
Maximum [Member] | Management Business [Member]
Real Estate and Accumulated Depreciation [Line Items]
Accumulated depreciation life of real estate properties	7
Building [Member]
Real Estate and Accumulated Depreciation [Line Items]
Accumulated depreciation life of real estate properties	30
Furniture and Fixtures [Member]
Real Estate and Accumulated Depreciation [Line Items]
Accumulated depreciation life of real estate properties	5